UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05511

Variable Insurance Products Fund II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products: Disciplined Small Cap Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Haemonetics Corp.	0.8
EMCOR Group, Inc.	0.8
Insperity, Inc.	0.7
Portland General Electric Co.	0.7
Essent Group Ltd.	0.7
Allete, Inc.	0.7
Tech Data Corp.	0.7
Moog, Inc. Class A	0.7
EnerSys	0.6
HMS Holdings Corp.	0.6
7.0

Top Five Market Sectors as of June 30, 2019

% of fund's net assets
Health Care	17.4
Financials	16.6
Industrials	15.1
Information Technology	14.4
Consumer Discretionary	9.6

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.1%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.1%
Cogent Communications Group, Inc.	27,565	$1,636,258
Intelsat SA (a)(b)	70,902	1,379,044
Ooma, Inc. (a)	3,519	36,879
		3,052,181
Entertainment - 0.5%
Glu Mobile, Inc. (a)	176,108	1,264,455
Rosetta Stone, Inc. (a)	4,983	114,011
		1,378,466
Interactive Media & Services - 1.6%
CarGurus, Inc. Class A (a)(b)	38,599	1,393,810
Liberty TripAdvisor Holdings, Inc. (a)	119,205	1,478,142
Yelp, Inc. (a)	39,336	1,344,504
Zedge, Inc. (a)	8,694	14,345
		4,230,801
Media - 0.5%
A.H. Belo Corp. Class A	2,242	8,273
Entercom Communications Corp. Class A (b)	37,128	215,342
Entravision Communication Corp. Class A	2,847	8,883
Fluent, Inc. (a)	6,252	33,636
National CineMedia, Inc.	820	5,379
New Media Investment Group, Inc.	6,939	65,504
Sinclair Broadcast Group, Inc. Class A	15,047	806,971
Tegna, Inc.	6,966	105,535
The McClatchy Co. Class A (a)	1,923	5,019
		1,254,542

TOTAL COMMUNICATION SERVICES		9,915,990

CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Dana, Inc.	11,022	219,779
Tenneco, Inc.	15,178	168,324
		388,103
Distributors - 0.6%
Core-Mark Holding Co., Inc.	41,572	1,651,240
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)	5,274	156,005
Chegg, Inc. (a)	2,475	95,510
K12, Inc. (a)	45,494	1,383,473
Weight Watchers International, Inc. (a)	11,260	215,066
		1,850,054
Hotels, Restaurants & Leisure - 1.0%
Bloomin' Brands, Inc.	19,846	375,288
Bluegreen Vacations Corp.	1,896	22,164
Brinker International, Inc. (b)	39,007	1,534,925
Dine Brands Global, Inc.	3,059	292,043
Jack in the Box, Inc.	162	13,185
RCI Hospitality Holdings, Inc.	5,724	100,227
SeaWorld Entertainment, Inc. (a)	1,225	37,975
The Cheesecake Factory, Inc. (b)	5,286	231,104
YETI Holdings, Inc. (b)	2,257	65,340
		2,672,251
Household Durables - 3.1%
Bassett Furniture Industries, Inc.	2,818	42,975
Cavco Industries, Inc. (a)	3,195	503,340
Ethan Allen Interiors, Inc.	48,708	1,025,790
Flexsteel Industries, Inc.	14,724	251,191
GoPro, Inc. Class A (a)(b)	87,437	477,406
Hovnanian Enterprises, Inc. Class A (a)(b)	9,174	69,722
iRobot Corp. (a)(b)	206	18,878
KB Home	41,203	1,060,153
La-Z-Boy, Inc.	39,090	1,198,499
Lovesac (a)(b)	538	16,716
M.D.C. Holdings, Inc.	2,451	80,344
M/I Homes, Inc. (a)	20,157	575,281
Meritage Homes Corp. (a)	12,433	638,310
Taylor Morrison Home Corp. (a)	82,192	1,722,744
Tupperware Brands Corp.	31,716	603,555
		8,284,904
Internet & Direct Marketing Retail - 0.4%
Etsy, Inc. (a)	18,542	1,137,923
Liberty Expedia Holdings, Inc. (a)	889	42,485
		1,180,408
Leisure Products - 0.6%
Johnson Outdoors, Inc. Class A	14,684	1,094,986
MCBC Holdings, Inc. (a)	31,449	616,086
		1,711,072
Specialty Retail - 1.9%
Aaron's, Inc. Class A	23,258	1,428,274
Bed Bath & Beyond, Inc. (b)	11,696	135,908
Citi Trends, Inc.	1,160	16,959
DSW, Inc. Class A	9,108	174,600
Group 1 Automotive, Inc.	9,716	795,643
Haverty Furniture Companies, Inc.	20,985	357,375
Office Depot, Inc.	227,542	468,737
Rent-A-Center, Inc. (a)	10,486	279,242
Sally Beauty Holdings, Inc. (a)(b)	34,635	462,031
Shoe Carnival, Inc. (b)	18,891	521,392
Sonic Automotive, Inc. Class A (sub. vtg.)	18,236	425,811
		5,065,972
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	48,686	961,549
Deckers Outdoor Corp. (a)	9,522	1,675,586
Fossil Group, Inc. (a)	4,929	56,684
Parsons Corp.	11,353	418,472
Rocky Brands, Inc.	4,153	113,294
		3,225,585

TOTAL CONSUMER DISCRETIONARY		26,029,589

CONSUMER STAPLES - 2.4%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	4,629	1,748,651
Coca-Cola Bottling Co. Consolidated	2,527	756,205
		2,504,856
Food & Staples Retailing - 0.4%
Ingles Markets, Inc. Class A	26,089	812,151
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	16,763	168,468
Village Super Market, Inc. Class A (b)	3,321	88,040
Weis Markets, Inc. (b)	2,896	105,443
		1,174,102
Food Products - 0.1%
Sanderson Farms, Inc.	1,442	196,920
Personal Products - 0.7%
Edgewell Personal Care Co. (a)	7,330	197,544
MediFast, Inc. (b)	7,133	915,164
USANA Health Sciences, Inc. (a)	8,372	664,988
		1,777,696
Tobacco - 0.3%
Universal Corp.	242	14,706
Vector Group Ltd.	95,471	930,842
		945,548

TOTAL CONSUMER STAPLES		6,599,122

ENERGY - 3.2%
Energy Equipment & Services - 0.8%
Archrock, Inc.	132,256	1,401,914
Matrix Service Co. (a)	19,453	394,118
SEACOR Holdings, Inc. (a)	4,880	231,849
		2,027,881
Oil, Gas & Consumable Fuels - 2.4%
Adams Resources & Energy, Inc.	1,277	43,776
Arch Coal, Inc. (b)	15,422	1,452,907
Berry Petroleum Corp. (b)	33,898	359,319
California Resources Corp. (a)(b)	32,095	631,630
Delek U.S. Holdings, Inc.	29,404	1,191,450
DHT Holdings, Inc.	5,491	32,452
Evolution Petroleum Corp.	2,059	14,722
Frontline Ltd. (NY Shares) (a)(b)	39,066	312,528
GasLog Ltd.	19,191	276,350
Gulfport Energy Corp. (a)	7,809	38,342
Hallador Energy Co.	564	3,175
Montage Resources Corp. (a)	16,743	102,132
Nordic American Tanker Shipping Ltd. (b)	50,721	118,687
Overseas Shipholding Group, Inc. (a)	53,076	99,783
Southwestern Energy Co. (a)	17,731	56,030
Teekay Corp.	9,148	31,469
Teekay Tankers Ltd. (a)	97,121	124,315
W&T Offshore, Inc. (a)(b)	207,883	1,031,100
Whiting Petroleum Corp. (a)	37,362	697,922
		6,618,089

TOTAL ENERGY		8,645,970

FINANCIALS - 16.6%
Banks - 6.5%
1st Source Corp.	3,826	177,526
BancFirst Corp.	25,324	1,409,534
BankFinancial Corp.	987	13,808
Boston Private Financial Holdings, Inc.	8,715	105,190
Brookline Bancorp, Inc., Delaware	3,183	48,955
Cambridge Bancorp	623	50,775
Capital City Bank Group, Inc.	1,325	32,926
Cathay General Bancorp	42,509	1,526,498
Codorus Valley Bancorp, Inc.	181	4,163
Community Bank System, Inc.	1,874	123,384
Community Trust Bancorp, Inc.	4,211	178,083
Financial Institutions, Inc.	7,984	232,734
First Bancorp, North Carolina	1,483	54,011
First Bancorp, Puerto Rico	153,226	1,691,615
First Interstate Bancsystem, Inc.	21,635	856,962
First Savings Financial Group, Inc.	154	9,240
Fulton Financial Corp.	101,344	1,659,001
Great Southern Bancorp, Inc.	11,468	686,360
Great Western Bancorp, Inc.	2,949	105,338
Hancock Whitney Corp.	43,836	1,756,070
Heritage Commerce Corp.	5,219	63,933
IBERIABANK Corp.	20,642	1,565,696
International Bancshares Corp.	41,715	1,573,073
Investors Bancorp, Inc.	92,334	1,029,524
Lakeland Bancorp, Inc.	3,553	57,381
MidWestOne Financial Group, Inc.	596	16,664
MVB Financial Corp.	909	15,417
National Bankshares, Inc.	205	7,981
OFG Bancorp	27,154	645,451
Old National Bancorp, Indiana	4,235	70,259
Pacific City Financial Corp.	656	11,178
Peapack-Gladstone Financial Corp.	5,415	152,270
Peoples Bancorp, Inc.	1,084	34,970
Renasant Corp.	5,856	210,465
Republic Bancorp, Inc., Kentucky Class A	2,542	126,465
Sierra Bancorp	5,124	138,963
South Plains Financial, Inc.	1,234	20,361
TowneBank	3,381	92,234
UMB Financial Corp.	10,303	678,143
Univest Corp. of Pennsylvania	602	15,809
WesBanco, Inc.	12,527	482,916
		17,731,326
Capital Markets - 2.6%
Artisan Partners Asset Management, Inc.	57,544	1,583,611
Cohen & Steers, Inc.	29,215	1,502,820
Diamond Hill Investment Group, Inc.	92	13,038
Houlihan Lokey	7,194	320,349
INTL FCStone, Inc. (a)	23,243	920,190
Moelis & Co. Class A	9,847	344,153
Oppenheimer Holdings, Inc. Class A (non-vtg.)	15,263	415,459
Piper Jaffray Companies	8,602	638,871
Pzena Investment Management, Inc.	1,348	11,579
Virtus Investment Partners, Inc.	1,018	109,333
Waddell & Reed Financial, Inc. Class A (b)	77,423	1,290,641
Westwood Holdings Group, Inc.	1,767	62,198
		7,212,242
Consumer Finance - 1.2%
CURO Group Holdings Corp. (a)	41,741	461,238
Enova International, Inc. (a)	54,008	1,244,884
LendingClub Corp. (a)	47,542	155,938
Nelnet, Inc. Class A	22,722	1,345,597
		3,207,657
Diversified Financial Services - 0.4%
Cannae Holdings, Inc. (a)	17,722	513,584
Marlin Business Services Corp.	13,754	342,887
On Deck Capital, Inc. (a)	33,857	140,507
		996,978
Insurance - 2.1%
Amerisafe, Inc.	259	16,516
Crawford & Co. Class B	2,376	22,121
Employers Holdings, Inc.	4,023	170,052
Goosehead Insurance (b)	30,082	1,437,920
Hallmark Financial Services, Inc. (a)	674	9,591
Health Insurance Innovations, Inc. (a)(b)	42,424	1,099,630
Horace Mann Educators Corp.	22,387	901,972
Kemper Corp.	1,877	161,966
National General Holdings Corp.	15,899	364,723
Primerica, Inc.	256	30,707
Selective Insurance Group, Inc.	19,480	1,458,857
		5,674,055
Mortgage Real Estate Investment Trusts - 0.6%
AG Mortgage Investment Trust, Inc.	3,325	52,868
Anworth Mortgage Asset Corp.	5,648	21,406
Ares Commercial Real Estate Corp.	1,801	26,763
Cherry Hill Mortgage Investment Corp.	3,843	61,488
Dynex Capital, Inc.	2,004	33,567
Exantas Capital Corp.	2,905	32,856
Invesco Mortgage Capital, Inc.	3,577	57,661
Ladder Capital Corp. Class A	84,167	1,398,014
		1,684,623
Real Estate Management & Development - 0.4%
The RMR Group, Inc.	21,523	1,011,151
Thrifts & Mortgage Finance - 2.8%
Essent Group Ltd. (a)	40,679	1,911,506
Farmer Mac Class C (non-vtg.)	5,420	393,817
First Defiance Financial Corp.	4,659	133,108
Northwest Bancshares, Inc.	90,226	1,588,880
Radian Group, Inc.	41,830	955,816
Riverview Bancorp, Inc.	498	4,253
Southern Missouri Bancorp, Inc.	4	139
Walker & Dunlop, Inc.	28,800	1,532,448
Washington Federal, Inc.	20,103	702,198
Waterstone Financial, Inc.	20,304	346,386
		7,568,551

TOTAL FINANCIALS		45,086,583

HEALTH CARE - 17.4%
Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. (a)(b)	9,711	259,575
Acceleron Pharma, Inc. (a)	2,625	107,835
Achillion Pharmaceuticals, Inc. (a)	23,432	62,798
Acorda Therapeutics, Inc. (a)	23,570	180,782
Adverum Biotechnologies, Inc. (a)	9,375	111,469
Aeglea BioTherapeutics, Inc. (a)	2,642	18,098
Affimed NV (a)	42,084	120,781
Akebia Therapeutics, Inc. (a)	21,925	106,117
Amicus Therapeutics, Inc. (a)	19,498	243,335
AnaptysBio, Inc. (a)	894	50,439
Anika Therapeutics, Inc. (a)	5,067	205,822
Ardelyx, Inc. (a)	12,952	34,841
Arena Pharmaceuticals, Inc. (a)	4,255	249,471
ArQule, Inc. (a)	26,894	296,103
Array BioPharma, Inc. (a)	32,388	1,500,536
Arrowhead Pharmaceuticals, Inc. (a)	13,968	370,152
Audentes Therapeutics, Inc. (a)	2,321	87,873
Avid Bioservices, Inc. (a)	10,524	58,934
BioCryst Pharmaceuticals, Inc. (a)	7,874	29,842
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,370	322,732
Biospecifics Technologies Corp. (a)	2,929	174,891
Blueprint Medicines Corp. (a)	6,144	579,564
Calithera Biosciences, Inc. (a)	12,756	49,748
Cara Therapeutics, Inc. (a)(b)	4,492	96,578
CareDx, Inc. (a)	9,702	349,175
Catalyst Pharmaceutical Partners, Inc. (a)	49,836	191,370
ChemoCentryx, Inc. (a)	12,869	119,682
Chimerix, Inc. (a)	66,881	288,926
Coherus BioSciences, Inc. (a)	2,016	44,554
CTI BioPharma Corp. (a)	13,869	11,918
CytomX Therapeutics, Inc. (a)	4,943	55,460
Eagle Pharmaceuticals, Inc. (a)	4,448	247,665
Editas Medicine, Inc. (a)(b)	1,825	45,151
Emergent BioSolutions, Inc. (a)	9,889	477,738
Enanta Pharmaceuticals, Inc. (a)	654	55,185
Esperion Therapeutics, Inc. (a)(b)	6,255	290,983
Fate Therapeutics, Inc. (a)	10,342	209,943
FibroGen, Inc. (a)	7,110	321,230
Genomic Health, Inc. (a)	8,243	479,495
Global Blood Therapeutics, Inc. (a)	4,839	254,531
GTx, Inc. (a)(b)	466	3,104
GTx, Inc. rights 12/31/99 (a)(c)	466	0
Halozyme Therapeutics, Inc. (a)	26,960	463,173
Heron Therapeutics, Inc. (a)	2,684	49,896
ImmunoGen, Inc. (a)	18,614	40,392
Immunomedics, Inc. (a)(b)	13,267	184,013
Insmed, Inc. (a)	5,841	149,530
Intellia Therapeutics, Inc. (a)	13,208	216,215
Intercept Pharmaceuticals, Inc. (a)	1,599	127,232
Invitae Corp. (a)	17,518	411,673
Iovance Biotherapeutics, Inc. (a)	9,033	221,489
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	32,082	350,977
Kodiak Sciences, Inc.	3,713	43,442
Kura Oncology, Inc. (a)	3,878	76,358
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,491	170,198
MeiraGTx Holdings PLC	1,745	46,906
Mirati Therapeutics, Inc. (a)(b)	3,649	375,847
Molecular Templates, Inc. (a)	4,308	35,972
Momenta Pharmaceuticals, Inc. (a)	2,268	28,237
Myriad Genetics, Inc. (a)	14,445	401,282
Natera, Inc. (a)	12,254	337,965
NewLink Genetics Corp. (a)	16,886	24,991
Palatin Technologies, Inc. (a)(b)	152,408	176,793
PDL BioPharma, Inc. (a)	60,999	191,537
Pfenex, Inc. (a)	9,341	62,958
Pieris Pharmaceuticals, Inc. (a)	40	188
Portola Pharmaceuticals, Inc. (a)(b)	3,869	104,966
Prothena Corp. PLC (a)	18,212	192,501
PTC Therapeutics, Inc. (a)	4,393	197,685
Ra Pharmaceuticals, Inc. (a)	8,929	268,495
Radius Health, Inc. (a)	5,195	126,550
Recro Pharma, Inc. (a)	18,663	189,803
REGENXBIO, Inc. (a)	4,249	218,271
Repligen Corp. (a)	7,760	666,972
Sangamo Therapeutics, Inc. (a)	2,769	29,822
Scholar Rock Holding Corp. (a)	4,831	76,620
Spark Therapeutics, Inc. (a)	1,374	140,670
TG Therapeutics, Inc. (a)(b)	28,283	244,648
Ultragenyx Pharmaceutical, Inc. (a)(b)	4,996	317,246
Vanda Pharmaceuticals, Inc. (a)	15,868	223,580
Veracyte, Inc. (a)	12,541	357,544
Vericel Corp. (a)	5,801	109,581
Voyager Therapeutics, Inc. (a)	5,163	140,537
Xencor, Inc. (a)	2,926	119,761
		16,676,942
Health Care Equipment & Supplies - 4.2%
Angiodynamics, Inc. (a)	41,709	821,250
Atricure, Inc. (a)	6,039	180,204
ConforMis, Inc. (a)	18,129	79,042
CONMED Corp.	7,595	649,904
Haemonetics Corp. (a)	18,547	2,231,929
Inspire Medical Systems, Inc. (a)	1,930	117,055
Integer Holdings Corp. (a)	12,421	1,042,370
Meridian Bioscience, Inc.	77,308	918,419
Mesa Laboratories, Inc.	2,216	541,457
Novocure Ltd. (a)	14,994	948,071
Orthofix International NV (a)	26,105	1,380,432
SurModics, Inc. (a)	20,840	899,663
Tandem Diabetes Care, Inc. (a)	26,481	1,708,554
		11,518,350
Health Care Providers & Services - 3.3%
Amedisys, Inc. (a)	7,505	911,182
Brookdale Senior Living, Inc. (a)	2,620	18,890
Corvel Corp. (a)	17,913	1,558,610
Guardant Health, Inc.	122	10,532
Magellan Health Services, Inc. (a)	6,222	461,859
National Healthcare Corp.	18,645	1,513,042
Patterson Companies, Inc. (b)	46,263	1,059,423
Providence Service Corp.	17,061	978,278
RadNet, Inc. (a)	47,075	649,164
Select Medical Holdings Corp. (a)	33,756	535,708
Tenet Healthcare Corp. (a)	48,944	1,011,183
U.S. Physical Therapy, Inc.	1,155	141,568
		8,849,439
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc. (a)	141,573	1,646,494
HealthStream, Inc. (a)	17,902	462,946
HMS Holdings Corp. (a)	55,181	1,787,313
Medidata Solutions, Inc. (a)	2,630	238,041
Nextgen Healthcare, Inc. (a)	76,510	1,522,549
		5,657,343
Life Sciences Tools & Services - 0.5%
Cambrex Corp. (a)	1,584	74,147
Fluidigm Corp. (a)	14,821	182,595
Luminex Corp.	3,483	71,889
Medpace Holdings, Inc. (a)	5,628	368,184
Nanostring Technologies, Inc. (a)	9,101	276,215
NeoGenomics, Inc. (a)	5,421	118,937
Syneos Health, Inc. (a)	5,886	300,716
		1,392,683
Pharmaceuticals - 1.1%
Aerie Pharmaceuticals, Inc. (a)	1,139	33,657
Amneal Pharmaceuticals, Inc. (a)	1,268	9,092
Assertio Therapeutics, Inc. (a)	8,017	27,659
Checkpoint Therapeutics, Inc. (a)	3,182	9,641
Corcept Therapeutics, Inc. (a)(b)	16,479	183,741
Endo International PLC (a)	93,165	383,840
Horizon Pharma PLC (a)	10,652	256,287
Mallinckrodt PLC (a)(b)	25,763	236,504
Mustang Bio, Inc. (a)	7,036	25,892
MyoKardia, Inc. (a)	3,123	156,587
Pacira Biosciences, Inc. (a)	7,997	347,790
Phibro Animal Health Corp. Class A	7,533	239,323
Prestige Brands Holdings, Inc. (a)(b)	15,035	476,309
Reata Pharmaceuticals, Inc. (a)(b)	1,213	114,447
Supernus Pharmaceuticals, Inc. (a)	2,404	79,548
The Medicines Company (a)(b)	5,519	201,278
Zogenix, Inc. (a)	2,854	136,364
		2,917,959

TOTAL HEALTH CARE		47,012,716

INDUSTRIALS - 15.1%
Aerospace & Defense - 2.1%
AAR Corp.	43,501	1,600,402
Aerojet Rocketdyne Holdings, Inc. (a)	9,704	434,448
Astronics Corp. (a)	31,339	1,260,455
Moog, Inc. Class A	19,566	1,831,573
Vectrus, Inc. (a)	2,583	104,766
Wesco Aircraft Holdings, Inc. (a)	50,162	556,798
		5,788,442
Building Products - 0.3%
Advanced Drain Systems, Inc. Del	13,355	437,910
Quanex Building Products Corp.	2,095	39,575
Universal Forest Products, Inc.	11,148	424,293
		901,778
Commercial Services & Supplies - 4.2%
ACCO Brands Corp.	12,531	98,619
ADS Waste Holdings, Inc. (a)	1,002	31,974
Brady Corp. Class A	32,690	1,612,271
Deluxe Corp.	38,018	1,545,812
Herman Miller, Inc.	39,759	1,777,227
Kimball International, Inc. Class B	80,021	1,394,766
Knoll, Inc.	14,558	334,543
MSA Safety, Inc.	4,960	522,734
Quad/Graphics, Inc. (b)	60,890	481,640
SP Plus Corp. (a)	4,480	143,046
Steelcase, Inc. Class A	88,178	1,507,844
Tetra Tech, Inc.	11,368	892,956
UniFirst Corp.	5,124	966,233
VSE Corp.	4,626	132,720
		11,442,385
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	3,431	174,947
EMCOR Group, Inc.	23,607	2,079,777
Great Lakes Dredge & Dock Corp. (a)	19,905	219,751
MYR Group, Inc. (a)	1,130	42,206
Primoris Services Corp.	6,525	136,568
		2,653,249
Electrical Equipment - 1.4%
Encore Wire Corp.	3,242	189,916
EnerSys	26,131	1,789,974
Enphase Energy, Inc. (a)	15,533	283,167
Generac Holdings, Inc. (a)	15,616	1,083,907
Powell Industries, Inc.	5,389	204,782
Preformed Line Products Co.	4,676	259,612
Thermon Group Holdings, Inc. (a)	1,962	50,325
		3,861,683
Machinery - 1.0%
Commercial Vehicle Group, Inc. (a)	4,838	38,801
Gorman-Rupp Co.	2,641	86,704
Hillenbrand, Inc.	13,046	516,230
Hurco Companies, Inc.	9,418	334,904
Hyster-Yale Materials Handling Class A	6,359	351,398
L.B. Foster Co. Class A (a)	2,146	58,672
Park-Ohio Holdings Corp.	1,459	47,549
Wabash National Corp.	14,680	238,844
Woodward, Inc.	8,489	960,615
		2,633,717
Professional Services - 3.7%
Barrett Business Services, Inc.	8,740	721,924
Heidrick & Struggles International, Inc.	34,034	1,019,999
Insperity, Inc.	16,391	2,001,997
Kelly Services, Inc. Class A (non-vtg.)	22,651	593,230
Kforce, Inc.	41,126	1,443,111
Korn Ferry	19,880	796,592
Navigant Consulting, Inc.	6,308	146,283
Resources Connection, Inc.	83,796	1,341,574
TriNet Group, Inc. (a)	25,897	1,755,817
TrueBlue, Inc. (a)	13,524	298,339
WageWorks, Inc. (a)	149	7,568
		10,126,434
Road & Rail - 0.1%
ArcBest Corp.	3,350	94,169
Marten Transport Ltd.	2,893	52,508
Universal Logistics Holdings, Inc.	1,059	23,796
		170,473
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	13,965	859,266
BMC Stock Holdings, Inc. (a)	6,510	138,012
Kaman Corp.	4,128	262,912
Rush Enterprises, Inc. Class A	37,132	1,356,061
Systemax, Inc.	15,338	339,890
Titan Machinery, Inc. (a)	7,072	145,542
Triton International Ltd.	10,400	340,704
		3,442,387

TOTAL INDUSTRIALS		41,020,548

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.9%
ADTRAN, Inc.	3,158	48,160
Calix Networks, Inc. (a)	115,879	760,166
Ciena Corp. (a)	21,587	887,873
Communications Systems, Inc.	2,972	8,946
Comtech Telecommunications Corp.	13,089	367,932
Extreme Networks, Inc. (a)	34,403	222,587
Finisar Corp. (a)	2,901	66,346
		2,362,010
Electronic Equipment & Components - 2.9%
Anixter International, Inc. (a)	13,481	804,951
Badger Meter, Inc.	1,606	95,862
Belden, Inc.	27,878	1,660,692
Insight Enterprises, Inc. (a)	16,280	947,496
Kimball Electronics, Inc. (a)	29,432	477,976
PC Connection, Inc.	4,241	148,350
ScanSource, Inc. (a)	15,184	494,391
SYNNEX Corp.	10,692	1,052,093
Tech Data Corp. (a)	18,086	1,891,796
Vishay Intertechnology, Inc.	22,454	370,940
		7,944,547
IT Services - 2.5%
CACI International, Inc. Class A (a)	5,637	1,153,274
CSG Systems International, Inc.	30,115	1,470,515
EVERTEC, Inc.	50,900	1,664,430
Maximus, Inc.	11,944	866,418
Science Applications International Corp.	5,771	499,538
Sykes Enterprises, Inc. (a)	42,565	1,168,835
		6,823,010
Semiconductors & Semiconductor Equipment - 2.2%
Amkor Technology, Inc. (a)	143,160	1,067,974
Cirrus Logic, Inc. (a)	31,365	1,370,651
Diodes, Inc. (a)	8,014	291,469
Lattice Semiconductor Corp. (a)	72,273	1,054,463
Rambus, Inc. (a)	49,112	591,308
Rudolph Technologies, Inc. (a)	9,860	272,432
Silicon Laboratories, Inc. (a)	5,193	536,956
Synaptics, Inc. (a)	26,542	773,434
Xperi Corp.	2,682	55,222
		6,013,909
Software - 5.4%
Agilysys, Inc. (a)	5,796	124,440
Alarm.com Holdings, Inc. (a)	7,102	379,957
Alteryx, Inc. Class A (a)(b)	8,274	902,859
Anaplan, Inc.	5,396	272,336
Avalara, Inc.	6,538	472,044
BlackLine, Inc. (a)	10,646	569,667
Box, Inc. Class A (a)	1,438	25,323
CommVault Systems, Inc. (a)	20,292	1,006,889
Cornerstone OnDemand, Inc. (a)	15,581	902,607
Coupa Software, Inc. (a)	5,851	740,795
HubSpot, Inc. (a)	4,741	808,435
j2 Global, Inc.	1,926	171,202
MobileIron, Inc. (a)	64,970	402,814
Monotype Imaging Holdings, Inc.	19,658	331,041
Paylocity Holding Corp. (a)	567	53,196
Progress Software Corp.	38,096	1,661,748
Q2 Holdings, Inc. (a)	14,546	1,110,733
QAD, Inc. Class A	3,262	131,165
SPS Commerce, Inc. (a)	4,169	426,113
Tenable Holdings, Inc.	4,007	114,360
TiVo Corp.	11,826	87,158
Verint Systems, Inc. (a)	24,718	1,329,334
Workiva, Inc. (a)	14,206	825,227
Yext, Inc. (a)	71,177	1,429,946
Zscaler, Inc. (a)(b)	4,969	380,824
		14,660,213
Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. (a)	92,407	842,752
Diebold Nixdorf, Inc. (a)	11,915	109,141
Stratasys Ltd. (a)(b)	9,166	269,205
		1,221,098

TOTAL INFORMATION TECHNOLOGY		39,024,787

MATERIALS - 5.9%
Chemicals - 2.9%
FutureFuel Corp.	55,377	647,357
Hawkins, Inc.	741	32,167
Innophos Holdings, Inc.	1,450	42,210
Kraton Performance Polymers, Inc. (a)	44,576	1,384,976
PolyOne Corp.	46,694	1,465,725
Stepan Co.	16,340	1,501,809
Tredegar Corp.	1,419	23,584
Trinseo SA	28,399	1,202,414
Tronox Holdings PLC	129,458	1,654,473
		7,954,715
Containers & Packaging - 0.6%
Greif, Inc.:
Class A	3,542	115,292
Class B	215	9,385
Myers Industries, Inc.	70,632	1,361,079
		1,485,756
Metals & Mining - 1.8%
Atkore International Group, Inc. (a)	60,298	1,559,909
Compass Minerals International, Inc.	2,079	114,241
Materion Corp.	19,817	1,343,791
Novagold Resources, Inc. (a)	7,836	46,135
Schnitzer Steel Industries, Inc. Class A	28,282	740,140
SunCoke Energy, Inc.	86,557	768,626
Warrior Metropolitan Coal, Inc.	10,900	284,708
		4,857,550
Paper & Forest Products - 0.6%
Boise Cascade Co.	10,830	304,431
Louisiana-Pacific Corp.	22,655	594,014
Schweitzer-Mauduit International, Inc.	20,975	695,951
		1,594,396

TOTAL MATERIALS		15,892,417

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.1%
American Assets Trust, Inc.	35,046	1,651,368
Americold Realty Trust (b)	22,239	720,988
Braemar Hotels & Resorts, Inc.	9,358	92,644
Chatham Lodging Trust	2,516	47,477
CorePoint Lodging, Inc.	8,431	104,460
Corrections Corp. of America	77,282	1,604,374
DiamondRock Hospitality Co.	91,196	942,967
EastGroup Properties, Inc.	3,516	407,786
Kite Realty Group Trust	3,529	53,394
Lexington Corporate Properties Trust	62,824	591,174
Mack-Cali Realty Corp.	342	7,965
New Senior Investment Group, Inc.	13,369	89,840
Piedmont Office Realty Trust, Inc. Class A	5,364	106,905
PS Business Parks, Inc.	8,477	1,428,629
RLJ Lodging Trust	97,603	1,731,477
Spirit MTA REIT	2,170	18,098
Sunstone Hotel Investors, Inc.	124,575	1,707,923
The GEO Group, Inc.	34,756	730,224
Urstadt Biddle Properties, Inc. Class A	717	15,057
Xenia Hotels & Resorts, Inc. (b)	78,260	1,631,721
		13,684,471
Real Estate Management & Development - 0.4%
Gyrodyne LLC (a)	137	2,528
Kennedy-Wilson Holdings, Inc.	15,820	325,417
Marcus & Millichap, Inc. (a)	10,282	317,200
Maui Land & Pineapple, Inc. (a)	1,949	20,055
Newmark Group, Inc.	37,526	336,983
RE/MAX Holdings, Inc.	3,665	112,735
		1,114,918

TOTAL REAL ESTATE		14,799,389

UTILITIES - 2.7%
Electric Utilities - 1.7%
Allete, Inc.	22,893	1,904,927
El Paso Electric Co.	1,260	82,404
IDACORP, Inc.	1,108	111,276
Otter Tail Corp.	5,148	271,866
PNM Resources, Inc.	1,625	82,729
Portland General Electric Co.	36,687	1,987,335
		4,440,537
Gas Utilities - 0.2%
Northwest Natural Holding Co.	1,063	73,879
Southwest Gas Holdings, Inc.	6,222	557,616
		631,495
Independent Power and Renewable Electricity Producers - 0.8%
Atlantic Power Corp. (a)	37,651	91,115
NRG Yield, Inc. Class A	72,654	1,175,542
Pattern Energy Group, Inc.	40,816	942,441
		2,209,098
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	968	69,841

TOTAL UTILITIES		7,350,971

TOTAL COMMON STOCKS
(Cost $233,388,467)		261,378,082
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.45% 9/12/19 (d)
(Cost $497,554)	500,000	497,906
	Shares	Value

Money Market Funds - 11.5%
Fidelity Cash Central Fund 2.42% (e)	7,775,230	$7,776,785
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	23,318,211	23,320,543
TOTAL MONEY MARKET FUNDS
(Cost $31,097,321)		31,097,328
TOTAL INVESTMENT IN SECURITIES - 108.2%
(Cost $264,983,342)		292,973,316
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(22,227,621)
NET ASSETS - 100%		$270,745,695

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	118	Sept. 2019	$9,245,890	$160,533	$160,533

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $450,107.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,585
Fidelity Securities Lending Cash Central Fund	63,179
Total	$127,764

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,915,990	$9,915,990	$--	$--
Consumer Discretionary	26,029,589	26,029,589	--	--
Consumer Staples	6,599,122	6,599,122	--	--
Energy	8,645,970	8,645,970	--	--
Financials	45,086,583	45,086,583	--	--
Health Care	47,012,716	47,012,716	--	--
Industrials	41,020,548	41,020,548	--	--
Information Technology	39,024,787	39,024,787	--	--
Materials	15,892,417	15,892,417	--	--
Real Estate	14,799,389	14,799,389	--	--
Utilities	7,350,971	7,350,971	--	--
U.S. Government and Government Agency Obligations	497,906	--	497,906	--
Money Market Funds	31,097,328	31,097,328	--	--
Total Investments in Securities:	$292,973,316	$292,475,410	$497,906	$--
Derivative Instruments:
Assets
Futures Contracts	$160,533	$160,533	$--	$--
Total Assets	$160,533	$160,533	$--	$--
Total Derivative Instruments:	$160,533	$160,533	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$160,533	$0
Total Equity Risk	160,533	0
Total Value of Derivatives	$160,533	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,867,280) — See accompanying schedule: Unaffiliated issuers (cost $233,886,021)	$261,875,988
Fidelity Central Funds (cost $31,097,321)	31,097,328
Total Investment in Securities (cost $264,983,342)		$292,973,316
Cash		9,726
Receivable for investments sold		8,557,585
Receivable for fund shares sold		11,141
Dividends receivable		335,702
Distributions receivable from Fidelity Central Funds		38,174
Receivable for daily variation margin on futures contracts		108,722
Total assets		302,034,366
Liabilities
Payable for investments purchased	$7,667,250
Payable for fund shares redeemed	132,240
Accrued management fee	98,514
Distribution and service plan fees payable	1,680
Other affiliated payables	38,031
Other payables and accrued expenses	33,094
Collateral on securities loaned	23,317,862
Total liabilities		31,288,671
Net Assets		$270,745,695
Net Assets consist of:
Paid in capital		$253,776,936
Total distributable earnings (loss)		16,968,759
Net Assets		$270,745,695
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($25,932,958 ÷ 1,861,853 shares)		$13.93
Service Class:
Net Asset Value, offering price and redemption price per share ($205,838 ÷ 14,729 shares)		$13.98
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,348,987 ÷ 598,052 shares)		$13.96
Investor Class:
Net Asset Value, offering price and redemption price per share ($236,257,912 ÷ 17,044,732 shares)		$13.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$2,108,635
Interest		5,892
Income from Fidelity Central Funds (including $63,179 from security lending)		127,764
Total income		2,242,291
Expenses
Management fee	$611,546
Transfer agent fees	183,206
Distribution and service plan fees	9,758
Accounting and security lending fees	53,513
Custodian fees and expenses	8,997
Independent trustees' fees and expenses	652
Audit	25,919
Legal	3,942
Miscellaneous	901
Total expenses before reductions	898,434
Expense reductions	(696)
Total expenses after reductions		897,738
Net investment income (loss)		1,344,553
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,425,715)
Fidelity Central Funds	286
Futures contracts	335,764
Total net realized gain (loss)		(6,089,665)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	44,224,917
Fidelity Central Funds	(23)
Futures contracts	172,046
Total change in net unrealized appreciation (depreciation)		44,396,940
Net gain (loss)		38,307,275
Net increase (decrease) in net assets resulting from operations		$39,651,828

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,344,553	$2,439,582
Net realized gain (loss)	(6,089,665)	21,429,463
Change in net unrealized appreciation (depreciation)	44,396,940	(62,993,051)
Net increase (decrease) in net assets resulting from operations	39,651,828	(39,124,006)
Distributions to shareholders	(23,165,490)	(29,092,038)
Share transactions - net increase (decrease)	9,839,378	21,956,747
Total increase (decrease) in net assets	26,325,716	(46,259,297)
Net Assets
Beginning of period	244,419,979	290,679,276
End of period	$270,745,695	$244,419,979

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Disciplined Small Cap Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$16.86	$16.25	$14.52	$14.94	$15.40
Income from Investment Operations
Net investment income (loss)A	.07	.14	.11	.13	.10	.06
Net realized and unrealized gain (loss)	2.03	(2.20)	1.01	2.75	(.40)	.69
Total from investment operations	2.10	(2.06)	1.12	2.88	(.30)	.75
Distributions from net investment income	(.03)	(.14)	(.12)	(.09)	(.09)	(.07)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.24)	(1.73)	(.51)B	(1.15)	(.12)	(1.21)
Net asset value, end of period	$13.93	$13.07	$16.86	$16.25	$14.52	$14.94
Total ReturnC,D,E	16.49%	(13.08)%	7.02%	22.68%	(1.99)%	5.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.58%H	.60%	.83%	.86%	.85%	.85%
Expenses net of fee waivers, if any	.58%H	.60%	.83%	.86%	.84%	.85%
Expenses net of all reductions	.58%H	.60%	.83%	.86%	.84%	.85%
Net investment income (loss)	1.07%H	.90%	.67%	.90%	.68%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$25,933	$24,285	$31,332	$41,185	$30,227	$33,658
Portfolio turnover rateI	72%H	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.51 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.395 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.12	$16.91	$16.29	$14.56	$14.98	$15.44
Income from Investment Operations
Net investment income (loss)A	.07	.13	.09	.11	.09	.05
Net realized and unrealized gain (loss)	2.03	(2.21)	1.03	2.75	(.40)	.68
Total from investment operations	2.10	(2.08)	1.12	2.86	(.31)	.73
Distributions from net investment income	(.03)	(.12)	(.10)	(.07)	(.08)	(.05)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.24)	(1.71)	(.50)	(1.13)	(.11)	(1.19)
Net asset value, end of period	$13.98	$13.12	$16.91	$16.29	$14.56	$14.98
Total ReturnB,C,D	16.40%	(13.13)%	6.97%	22.49%	(2.09)%	5.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.70%	.93%	.96%	.95%	.95%
Expenses net of fee waivers, if any	.68%G	.70%	.93%	.96%	.94%	.95%
Expenses net of all reductions	.68%G	.70%	.93%	.96%	.94%	.95%
Net investment income (loss)	.97%G	.80%	.57%	.80%	.58%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$206	$193	$249	$266	$311	$320
Portfolio turnover rateH	72%G	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$16.90	$16.29	$14.58	$14.99	$15.45
Income from Investment Operations
Net investment income (loss)A	.06	.10	.07	.09	.07	.02
Net realized and unrealized gain (loss)	2.02	(2.20)	1.02	2.75	(.40)	.68
Total from investment operations	2.08	(2.10)	1.09	2.84	(.33)	.70
Distributions from net investment income	(.03)	(.10)	(.08)	(.07)	(.05)	(.02)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.23)B	(1.69)	(.48)	(1.13)	(.08)	(1.16)
Net asset value, end of period	$13.96	$13.11	$16.90	$16.29	$14.58	$14.99
Total ReturnC,D,E	16.30%	(13.29)%	6.79%	22.31%	(2.18)%	4.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.85%	1.08%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	.83%H	.85%	1.08%	1.11%	1.10%	1.14%
Expenses net of all reductions	.83%H	.85%	1.08%	1.11%	1.10%	1.14%
Net investment income (loss)	.82%H	.65%	.42%	.65%	.43%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$8,349	$6,823	$7,881	$6,403	$3,198	$3,097
Portfolio turnover rateI	72%H	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.23 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $1.209 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$16.79	$16.19	$14.48	$14.89	$15.36
Income from Investment Operations
Net investment income (loss)A	.07	.13	.09	.11	.09	.05
Net realized and unrealized gain (loss)	2.01	(2.19)	1.01	2.74	(.39)	.68
Total from investment operations	2.08	(2.06)	1.10	2.85	(.30)	.73
Distributions from net investment income	(.03)	(.12)	(.10)	(.08)	(.08)	(.05)
Distributions from net realized gain	(1.21)	(1.59)	(.40)	(1.06)	(.03)	(1.14)
Total distributions	(1.24)	(1.71)	(.50)	(1.14)	(.11)	(1.20)B
Net asset value, end of period	$13.86	$13.02	$16.79	$16.19	$14.48	$14.89
Total ReturnC,D,E	16.38%	(13.09)%	6.91%	22.54%	(2.00)%	5.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.68%	.91%	.94%	.93%	.93%
Expenses net of fee waivers, if any	.66%H	.68%	.91%	.94%	.92%	.93%
Expenses net of all reductions	.66%H	.68%	.91%	.94%	.92%	.93%
Net investment income (loss)	.99%H	.82%	.59%	.82%	.60%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$236,258	$213,119	$251,217	$263,763	$190,669	$173,570
Portfolio turnover rateI	72%H	103%	103%	83%	96%	100%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $1.141 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$44,142,720
Gross unrealized depreciation	(17,000,597)
Net unrealized appreciation (depreciation)	$27,142,123
Tax cost	$265,991,726

The Fund elected to defer to its next fiscal year approximately $4,571,803 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,580,239 and $111,378,049, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$102
Service Class 2	9,656
$9,758

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$8,675
Service Class	66
Service Class 2	2,510
Investor Class	171,955
$183,206

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $396 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $9,786 from securities loaned to NFS, as affiliated borrower.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $696.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$2,281,194	$3,020,567
Service Class	18,218	25,199
Service Class 2	637,719	726,133
Investor Class	20,228,359	25,320,139
Total	$23,165,490	$29,092,038

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	137,345	389,181	$1,922,108	$6,282,040
Reinvestment of distributions	171,004	208,832	2,281,194	3,020,567
Shares redeemed	(304,243)	(598,663)	(4,164,750)	(9,449,635)
Net increase (decrease)	4,106	(650)	$38,552	$(147,028)
Service Class 2
Shares sold	88,488	168,813	$1,209,962	$2,716,157
Reinvestment of distributions	47,627	50,094	637,719	726,133
Shares redeemed	(58,486)	(164,886)	(807,357)	(2,739,409)
Net increase (decrease)	77,629	54,021	$1,040,324	$702,881
Investor Class
Shares sold	539,575	1,984,812	$7,458,078	$32,467,274
Reinvestment of distributions	1,523,220	1,758,395	20,228,359	25,320,139
Shares redeemed	(1,390,200)	(2,329,721)	(18,925,935)	(36,386,519)
Net increase (decrease)	672,595	1,413,486	$8,760,502	$21,400,894

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 97% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.58%
Actual		$1,000.00	$1,164.90	$3.11
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Service Class	.68%
Actual		$1,000.00	$1,164.00	$3.65
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class 2.83%
Actual		$1,000.00	$1,163.00	$4.45
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Investor Class	.66%
Actual		$1,000.00	$1,163.80	$3.54
Hypothetical-C		$1,000.00	$1,021.52	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Disciplined Small Cap Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

VIP Disciplined Small Cap Portfolio

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Disciplined Small Cap Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VDSC-SANN-0819
1.821007.113

Fidelity® Variable Insurance Products: International Capital Appreciation Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2019
United States of America*	14.2%
France	12.4%
Switzerland	7.0%
Canada	6.6%
Netherlands	6.4%
Germany	6.1%
Cayman Islands	6.0%
United Kingdom	5.9%
India	4.9%
Other	30.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2019

% of fund's net assets
Stocks	97.9
Short-Term Investments and Net Other Assets (Liabilities)	2.1

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.0
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.5
AIA Group Ltd. (Hong Kong, Insurance)	1.5
SAP SE (Germany, Software)	1.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.4
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.4
Diageo PLC (United Kingdom, Beverages)	1.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.3
16.3

Top Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	17.0
Industrials	16.6
Consumer Discretionary	16.7
Financials	14.0
Consumer Staples	11.0
Materials	6.6
Health Care	3.8
Utilities	3.8
Real Estate	3.5
Communication Services	2.9

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 1.1%
CSL Ltd.	24,790	$3,741,821
Bailiwick of Jersey - 0.9%
Experian PLC	96,400	2,918,569
Bermuda - 1.8%
Credicorp Ltd. (United States)	12,900	2,952,939
IHS Markit Ltd. (a)	45,800	2,918,376

TOTAL BERMUDA		5,871,315

Brazil - 3.6%
BM&F BOVESPA SA	313,700	3,060,249
Equatorial Energia SA	125,500	3,000,273
Lojas Renner SA	226,900	2,786,652
Rumo SA (a)	559,400	3,019,925

TOTAL BRAZIL		11,867,099

Canada - 6.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	48,200	3,033,227
Brookfield Asset Management, Inc.	67,400	3,220,372
Canadian National Railway Co.	39,600	3,665,015
Canadian Pacific Railway Ltd.	13,200	3,108,912
Constellation Software, Inc.	3,150	2,968,873
Restaurant Brands International, Inc.	41,200	2,865,170
Waste Connection, Inc. (Canada)	28,150	2,689,141

TOTAL CANADA		21,550,710

Cayman Islands - 6.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	39,530	6,698,359
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	32,800	3,167,824
Shenzhou International Group Holdings Ltd.	220,000	3,024,694
Tencent Holdings Ltd.	151,850	6,869,606

TOTAL CAYMAN ISLANDS		19,760,483

Denmark - 1.9%
DONG Energy A/S (b)	36,200	3,130,203
DSV de Sammensluttede Vognmaend A/S	30,400	2,985,282

TOTAL DENMARK		6,115,485

Finland - 0.9%
Neste Oyj	88,840	3,014,436
France - 12.4%
Air Liquide SA	26,700	3,735,868
Capgemini SA	23,516	2,924,024
Dassault Systemes SA	20,000	3,190,703
Edenred SA	61,213	3,122,494
Hermes International SCA	4,094	2,952,383
Kering SA	5,890	3,483,380
L'Oreal SA	12,740	3,628,907
LVMH Moet Hennessy Louis Vuitton SE	10,921	4,642,796
Pernod Ricard SA	17,300	3,187,820
Safran SA	24,300	3,560,323
SR Teleperformance SA	14,100	2,825,034
VINCI SA	33,560	3,436,787

TOTAL FRANCE		40,690,519

Germany - 6.1%
adidas AG	11,873	3,665,464
Deutsche Borse AG	21,000	2,964,570
Linde PLC	14,300	2,872,423
SAP SE	35,200	4,825,633
Symrise AG	28,900	2,781,456
Vonovia SE	64,300	3,070,852

TOTAL GERMANY		20,180,398

Hong Kong - 1.5%
AIA Group Ltd.	464,800	5,019,330
India - 4.9%
Asian Paints Ltd.	27,879	549,150
HDFC Bank Ltd.	77,175	2,736,707
Housing Development Finance Corp. Ltd.	112,655	3,581,596
ICICI Bank Ltd.	484,800	3,072,600
Kotak Mahindra Bank Ltd.	130,747	2,800,963
Reliance Industries Ltd.	194,363	3,532,361

TOTAL INDIA		16,273,377

Indonesia - 1.0%
PT Bank Central Asia Tbk	1,506,800	3,197,050
Ireland - 2.5%
Accenture PLC Class A	14,000	2,586,780
Kerry Group PLC Class A	23,630	2,821,316
Kingspan Group PLC (Ireland)	51,200	2,780,564

TOTAL IRELAND		8,188,660

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	20,600	2,822,200
Italy - 1.7%
Amplifon SpA	119,709	2,798,650
Moncler SpA	69,000	2,950,092

TOTAL ITALY		5,748,742

Japan - 4.9%
Hoya Corp.	44,000	3,368,511
Kao Corp.	41,200	3,137,337
Keyence Corp.	6,108	3,746,436
OBIC Co. Ltd.	24,500	2,772,342
Recruit Holdings Co. Ltd.	92,500	3,083,476

TOTAL JAPAN		16,108,102

Netherlands - 6.4%
ASML Holding NV (Netherlands)	20,000	4,161,798
Ferrari NV	19,000	3,085,180
Heineken NV (Bearer)	29,300	3,269,733
Interxion Holding N.V. (a)	36,238	2,757,349
Unilever NV (Certificaten Van Aandelen) (Bearer)	83,300	5,061,157
Wolters Kluwer NV	39,032	2,841,418

TOTAL NETHERLANDS		21,176,635

Philippines - 0.8%
SM Prime Holdings, Inc.	3,651,600	2,643,918
South Africa - 2.2%
Capitec Bank Holdings Ltd.	30,309	2,794,711
Naspers Ltd. Class N	18,390	4,451,304

TOTAL SOUTH AFRICA		7,246,015

Spain - 2.9%
Amadeus IT Holding SA Class A	40,230	3,186,634
Cellnex Telecom SA (b)	70,730	2,617,097
Iberdrola SA	358,300	3,567,299

TOTAL SPAIN		9,371,030

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	141,800	3,199,390
Hexagon AB (B Shares)	57,200	3,175,947

TOTAL SWEDEN		6,375,337

Switzerland - 7.0%
Compagnie Financiere Richemont SA Series A	39,500	3,356,574
Givaudan SA	1,111	3,136,566
Nestle SA (Reg. S)	72,100	7,463,951
Partners Group Holding AG	3,829	3,008,444
Sika AG	18,292	3,121,745
Temenos Group AG	16,117	2,883,460

TOTAL SWITZERLAND		22,970,740

United Kingdom - 5.9%
Compass Group PLC	131,701	3,157,107
Croda International PLC	42,423	2,758,405
Diageo PLC	100,596	4,329,680
London Stock Exchange Group PLC	42,400	2,953,985
RELX PLC (London Stock Exchange)	136,544	3,311,150
Rentokil Initial PLC	543,400	2,743,111

TOTAL UNITED KINGDOM		19,253,438

United States of America - 12.1%
Adobe, Inc. (a)	9,000	2,651,850
American Tower Corp.	13,700	2,800,965
Ecolab, Inc.	13,851	2,734,741
Fiserv, Inc. (a)	29,000	2,643,640
Global Payments, Inc.	17,900	2,866,327
Hilton Worldwide Holdings, Inc.	17,323	1,693,150
Marsh & McLennan Companies, Inc.	25,800	2,573,550
MasterCard, Inc. Class A	10,190	2,695,561
Moody's Corp.	13,400	2,617,154
NextEra Energy, Inc.	12,800	2,622,208
Prologis, Inc.	34,700	2,779,470
Thermo Fisher Scientific, Inc.	9,900	2,907,432
TransDigm Group, Inc. (a)	5,620	2,718,956
Visa, Inc. Class A	15,780	2,738,619
Yum! Brands, Inc.	25,100	2,777,817

TOTAL UNITED STATES OF AMERICA		39,821,440

TOTAL COMMON STOCKS
(Cost $247,773,668)		321,926,849

Money Market Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)
(Cost $5,024,089)	5,023,084	5,024,089
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $252,797,757)		326,950,938
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,038,719
NET ASSETS - 100%		$328,989,657

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,747,300 or 1.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,716
Fidelity Securities Lending Cash Central Fund	64,354
Total	$117,070

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,486,703	$2,617,097	$6,869,606	$--
Consumer Discretionary	54,757,946	39,150,165	15,607,781	--
Consumer Staples	35,933,128	19,078,340	16,854,788	--
Energy	6,546,797	6,546,797	--	--
Financials	46,554,220	32,761,013	13,793,207	--
Health Care	12,816,414	12,816,414	--	--
Industrials	54,927,923	51,728,533	3,199,390	--
Information Technology	55,598,176	46,610,745	8,987,431	--
Materials	21,690,354	21,690,354	--	--
Real Estate	11,295,205	11,295,205	--	--
Utilities	12,319,983	8,752,684	3,567,299	--
Money Market Funds	5,024,089	5,024,089	--	--
Total Investments in Securities:	$326,950,938	$258,071,436	$68,879,502	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $247,773,668)	$321,926,849
Fidelity Central Funds (cost $5,024,089)	5,024,089
Total Investment in Securities (cost $252,797,757)		$326,950,938
Foreign currency held at value (cost $218,928)		219,376
Receivable for investments sold		10,939,900
Receivable for fund shares sold		3,879
Dividends receivable		662,514
Distributions receivable from Fidelity Central Funds		13,603
Other receivables		131,317
Total assets		338,921,527
Liabilities
Payable for investments purchased	$9,481,314
Payable for fund shares redeemed	41,702
Accrued management fee	185,029
Distribution and service plan fees payable	4,964
Other affiliated payables	49,753
Other payables and accrued expenses	169,108
Total liabilities		9,931,870
Net Assets		$328,989,657
Net Assets consist of:
Paid in capital		$241,054,534
Total distributable earnings (loss)		87,935,123
Net Assets		$328,989,657
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($24,693,696 ÷ 1,351,921 shares)		$18.27
Service Class:
Net Asset Value, offering price and redemption price per share ($638,145 ÷ 35,034 shares)		$18.22
Service Class 2:
Net Asset Value, offering price and redemption price per share ($23,907,521 ÷ 1,321,483 shares)		$18.09
Investor Class:
Net Asset Value, offering price and redemption price per share ($279,750,295 ÷ 15,442,294 shares)		$18.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$3,325,750
Income from Fidelity Central Funds (including $64,354 from security lending)		117,070
Income before foreign taxes withheld		3,442,820
Less foreign taxes withheld		(343,132)
Total income		3,099,688
Expenses
Management fee	$1,061,056
Transfer agent fees	205,589
Distribution and service plan fees	26,807
Accounting and security lending fees	80,082
Custodian fees and expenses	50,033
Independent trustees' fees and expenses	725
Audit	58,413
Legal	1,000
Interest	2,163
Miscellaneous	1,006
Total expenses before reductions	1,486,874
Expense reductions	(30,521)
Total expenses after reductions		1,456,353
Net investment income (loss)		1,643,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,675,068
Fidelity Central Funds	(1)
Foreign currency transactions	(51,511)
Total net realized gain (loss)		16,623,556
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $107,990)	44,862,748
Assets and liabilities in foreign currencies	574
Total change in net unrealized appreciation (depreciation)		44,863,322
Net gain (loss)		61,486,878
Net increase (decrease) in net assets resulting from operations		$63,130,213

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,643,335	$2,059,501
Net realized gain (loss)	16,623,556	(3,864,162)
Change in net unrealized appreciation (depreciation)	44,863,322	(42,153,599)
Net increase (decrease) in net assets resulting from operations	63,130,213	(43,958,260)
Distributions to shareholders	–	(7,258,767)
Share transactions - net increase (decrease)	(13,359,082)	2,904,752
Total increase (decrease) in net assets	49,771,131	(48,312,275)
Net Assets
Beginning of period	279,218,526	327,530,801
End of period	$328,989,657	$279,218,526

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Capital Appreciation Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$17.39	$12.80	$13.32	$13.01	$12.68
Income from Investment Operations
Net investment income (loss)A	.10	.12	.09	.12	.09	.10
Net realized and unrealized gain (loss)	3.35	(2.31)	4.57	(.52)	.33	.28
Total from investment operations	3.45	(2.19)	4.66	(.40)	.42	.38
Distributions from net investment income	–	(.12)	(.07)	(.11)B	(.10)	(.05)
Distributions from net realized gain	–	(.26)	–	–	–	–
Tax return of capital	–	–	–	(.01)B	(.01)	–
Total distributions	–	(.38)	(.07)	(.12)	(.11)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$18.27	$14.82	$17.39	$12.80	$13.32	$13.01
Total ReturnD,E,F	23.28%	(12.75)%	36.45%	(2.98)%	3.22%	3.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.88%I	.89%	.92%	.99%	.98%	1.10%
Expenses net of fee waivers, if any	.88%I	.89%	.92%	.99%	.98%	1.10%
Expenses net of all reductions	.86%I	.85%	.89%	.97%	.96%	1.09%
Net investment income (loss)	1.15%I	.69%	.57%	.89%	.68%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$24,694	$20,921	$28,572	$16,644	$20,154	$1,464
Portfolio turnover rateJ	143%I	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.79	$17.36	$12.78	$13.30	$12.99	$12.66
Income from Investment Operations
Net investment income (loss)A	.09	.10	.07	.10	.08	.09
Net realized and unrealized gain (loss)	3.34	(2.30)	4.57	(.51)	.32	.28
Total from investment operations	3.43	(2.20)	4.64	(.41)	.40	.37
Distributions from net investment income	–	(.11)	(.06)	(.10)B	(.09)	(.04)
Distributions from net realized gain	–	(.26)	–	–	–	–
Tax return of capital	–	–	–	(.01)B	(.01)	–
Total distributions	–	(.37)	(.06)	(.11)	(.09)C	(.04)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$18.22	$14.79	$17.36	$12.78	$13.30	$12.99
Total ReturnE,F,G	23.19%	(12.85)%	36.35%	(3.11)%	3.12%	2.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	.99%	1.02%	1.09%	1.09%	1.21%
Expenses net of fee waivers, if any	.98%J	.99%	1.02%	1.09%	1.09%	1.20%
Expenses net of all reductions	.96%J	.95%	.99%	1.07%	1.07%	1.19%
Net investment income (loss)	1.05%J	.59%	.47%	.79%	.58%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$638	$503	$236	$142	$222	$114
Portfolio turnover rateK	143%J	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.006 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.70	$17.26	$12.72	$13.24	$12.92	$12.61
Income from Investment Operations
Net investment income (loss)A	.08	.07	.05	.08	.06	.07
Net realized and unrealized gain (loss)	3.31	(2.28)	4.54	(.50)	.32	.27
Total from investment operations	3.39	(2.21)	4.59	(.42)	.38	.34
Distributions from net investment income	–	(.09)	(.05)	(.09)B	(.06)	(.03)
Distributions from net realized gain	–	(.26)	–	–	–	–
Tax return of capital	–	–	–	(.01)B	–C	–
Total distributions	–	(.35)	(.05)	(.10)	(.06)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$18.09	$14.70	$17.26	$12.72	$13.24	$12.92
Total ReturnD,E,F	23.06%	(12.98)%	36.09%	(3.18)%	2.96%	2.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.13%I	1.14%	1.17%	1.24%	1.23%	1.35%
Expenses net of fee waivers, if any	1.13%I	1.14%	1.17%	1.24%	1.23%	1.35%
Expenses net of all reductions	1.11%I	1.10%	1.14%	1.22%	1.21%	1.34%
Net investment income (loss)	.90%I	.44%	.32%	.64%	.43%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$23,908	$17,134	$12,533	$6,144	$3,629	$2,360
Portfolio turnover rateJ	143%I	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Capital Appreciation Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$17.26	$12.71	$13.22	$12.92	$12.59
Income from Investment Operations
Net investment income (loss)A	.09	.10	.08	.11	.08	.09
Net realized and unrealized gain (loss)	3.32	(2.28)	4.54	(.51)	.32	.29
Total from investment operations	3.41	(2.18)	4.62	(.40)	.40	.38
Distributions from net investment income	–	(.11)	(.07)	(.10)B	(.09)	(.05)
Distributions from net realized gain	–	(.26)	–	–	–	–
Tax return of capital	–	–	–	(.01)B	(.01)	–
Total distributions	–	(.37)	(.07)	(.11)	(.10)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$18.12	$14.71	$17.26	$12.71	$13.22	$12.92
Total ReturnD,E,F	23.18%	(12.80)%	36.33%	(3.01)%	3.08%	2.99%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I	.97%	1.00%	1.07%	1.07%	1.19%
Expenses net of fee waivers, if any	.96%I	.97%	1.00%	1.07%	1.06%	1.18%
Expenses net of all reductions	.94%I	.93%	.97%	1.05%	1.04%	1.17%
Net investment income (loss)	1.07%I	.61%	.49%	.80%	.60%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$279,750	$240,661	$286,191	$155,518	$165,258	$112,479
Portfolio turnover rateJ	143%I	184%	153%	188%	189%	183%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP International Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,790,794
Gross unrealized depreciation	(412,531)
Net unrealized appreciation (depreciation)	$73,378,263
Tax cost	$253,572,675

The Fund elected to defer to its next fiscal year approximately $2,211,394 of capital losses recognized during the period November 1, 2018 to December 31, 2018. The fund elected to defer to its next fiscal year approximately $22,133 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $216,276,778 and $233,799,753, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$304
Service Class 2	26,503
$26,807

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$7,553
Service Class	198
Service Class 2	6,891
Investor Class	190,947
$205,589

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation" in the Statement of Operations. The commissions paid to the affiliated firms were $1,795 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,563,143	2.61%	$2,120

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $426 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $4,889 from securities loaned to NFS, as affiliated borrower.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $534,000. The weighted average interest rate was 2.90%. The interest expense amounted to $43 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,388 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,133.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$–	$617,369
Service Class	–	12,465
Service Class 2	–	288,496
Investor Class	–	6,340,437
Total	$–	$7,258,767

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	96,556	328,441	$1,656,904	$5,683,703
Reinvestment of distributions	–	38,287	–	617,369
Shares redeemed	(155,975)	(598,043)	(2,641,915)	(10,073,658)
Net increase (decrease)	(59,419)	(231,315)	$(985,011)	$(3,772,586)
Service Class
Shares sold	4,294	24,996	$67,973	$450,348
Reinvestment of distributions	–	588	–	9,423
Shares redeemed	(3,258)	(5,161)	(55,818)	(82,969)
Net increase (decrease)	1,036	20,423	$12,155	$376,802
Service Class 2
Shares sold	290,208	843,479	$4,857,847	$14,167,417
Reinvestment of distributions	–	18,187	–	288,496
Shares redeemed	(134,443)	(422,192)	(2,293,269)	(7,109,393)
Net increase (decrease)	155,765	439,474	$2,564,578	$7,346,520
Investor Class
Shares sold	484,873	2,714,753	$8,162,049	$47,159,516
Reinvestment of distributions	–	396,444	–	6,340,437
Shares redeemed	(1,408,408)	(3,327,475)	(23,112,853)	(54,545,937)
Net increase (decrease)	(923,535)	(216,278)	$(14,950,804)	$(1,045,984)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.88%
Actual		$1,000.00	$1,232.80	$4.87
Hypothetical-C		$1,000.00	$1,020.43	$4.41
Service Class	.98%
Actual		$1,000.00	$1,231.90	$5.42
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Service Class 2	1.13%
Actual		$1,000.00	$1,230.60	$6.25
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Investor Class	.96%
Actual		$1,000.00	$1,231.80	$5.31
Hypothetical-C		$1,000.00	$1,020.03	$4.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP International Capital Appreciation Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP International Capital Appreciation Portfolio

2018 Total Return % vs. Morningstar Custom Foreign Large Value Blend Growth and MSCI AC Wld exUS (Net MA):
75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
14.00
12.00
10.00
8.00
6.00
4.00
12.01
11.68
8.40
7.47
4.33
1 Year
30.0
25.0
20.0
15.0
10.0
29.1
28.1
18.5
16.6
10.1
3 Year
70.0
60.0
50.0
40.0
30.0
20.0
64.3
62.3
41.0
34.8
28.1
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	91%	95%	98%
Investor Class	90%	95%	97%
Service Class	90%	94%	97%
Service Class 2	90%	94%	97%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP International Capital Appreciation Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPCAP-SANN-0819
1.818378.114

Fidelity® Variable Insurance Products: Contrafund® Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Microsoft Corp.	6.3
Amazon.com, Inc.	4.9
Facebook, Inc. Class A	3.9
Alphabet, Inc. Class C	3.8
Salesforce.com, Inc.	3.6
UnitedHealth Group, Inc.	3.0
Berkshire Hathaway, Inc. Class B	2.8
Netflix, Inc.	2.5
JPMorgan Chase & Co.	2.4
MasterCard, Inc. Class A	2.1
35.3

Top Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	29.9
Health Care	15.8
Financials	12.6
Communication Services	12.2
Consumer Discretionary	11.1
Industrials	5.4
Consumer Staples	5.0
Materials	1.7
Energy	1.6
Real Estate	1.1

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks	97.3%
Short-Term Investments and Net Other Assets (Liabilities)	2.7%

 * Foreign investments - 5.1%

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	119,955	$2,790,153
Entertainment - 3.4%
Electronic Arts, Inc. (a)	118,000	11,948,680
Live Nation Entertainment, Inc. (a)	255,400	16,920,250
Netflix, Inc. (a)	1,266,400	465,174,048
Spotify Technology SA (a)	14,600	2,134,812
Take-Two Interactive Software, Inc. (a)	303,000	34,399,590
The Walt Disney Co.	605,900	84,607,876
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	11,499	0
		615,185,256
Interactive Media & Services - 7.8%
Alphabet, Inc.:
Class A (a)	10,300	11,152,840
Class C (a)	640,633	692,466,616
CarGurus, Inc. Class A (a)	98,913	3,571,748
Facebook, Inc. Class A (a)	3,679,500	710,143,500
Match Group, Inc.	22,000	1,479,940
Twitter, Inc. (a)	200,300	6,990,470
		1,425,805,114
Media - 0.6%
Charter Communications, Inc. Class A (a)	6,200	2,450,116
Comcast Corp. Class A	2,585,000	109,293,800
Discovery Communications, Inc. Class A (a)	150,100	4,608,070
Liberty Global PLC Class A (a)	7,818	211,008
		116,562,994
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	865,400	64,160,756

TOTAL COMMUNICATION SERVICES		2,224,504,273

CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.0%
General Motors Co.	61,400	2,365,742
Hotels, Restaurants & Leisure - 1.5%
Chipotle Mexican Grill, Inc. (a)	54,900	40,235,112
Darden Restaurants, Inc.	4,200	511,266
Domino's Pizza, Inc.	49,851	13,872,536
Evolution Gaming Group AB (d)	112,400	2,224,724
Hilton Worldwide Holdings, Inc.	113,400	11,083,716
McDonald's Corp.	464,400	96,437,304
Royal Caribbean Cruises Ltd.	7,700	933,317
Starbucks Corp.	1,313,829	110,138,285
		275,436,260
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	97,100	14,319,337
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	472,000	893,793,360
eBay, Inc.	1,900,100	75,053,950
Etsy, Inc. (a)	16,100	988,057
MercadoLibre, Inc. (a)	12,400	7,585,948
Wayfair LLC Class A (a)	5,100	744,600
		978,165,915
Multiline Retail - 0.4%
Dollar General Corp.	440,800	59,578,528
Dollar Tree, Inc. (a)	142,200	15,270,858
		74,849,386
Specialty Retail - 2.8%
AutoZone, Inc. (a)	37,802	41,562,165
Best Buy Co., Inc.	100,000	6,973,000
John David Group PLC	506,200	3,769,665
Lowe's Companies, Inc.	703,406	70,980,699
O'Reilly Automotive, Inc. (a)	57,500	21,235,900
Ross Stores, Inc.	59,800	5,927,376
The Home Depot, Inc.	943,000	196,115,710
TJX Companies, Inc.	2,312,000	122,258,560
Ulta Beauty, Inc. (a)	92,200	31,983,258
Urban Outfitters, Inc. (a)	216,214	4,918,869
		505,725,202
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	203,249	62,747,570
Allbirds, Inc. (b)(c)	26,168	1,314,157
Deckers Outdoor Corp. (a)	36,700	6,458,099
Gildan Activewear, Inc.	196,300	7,596,872
Hermes International SCA	3,125	2,253,590
LVMH Moet Hennessy Louis Vuitton SE	10,800	4,591,356
NIKE, Inc. Class B	581,800	48,842,110
VF Corp.	384,160	33,556,376
		167,360,130

TOTAL CONSUMER DISCRETIONARY		2,018,221,972

CONSUMER STAPLES - 5.0%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	3,700	1,397,712
Diageo PLC	217,033	9,341,162
Keurig Dr. Pepper, Inc.	1,179,400	34,084,660
Monster Beverage Corp. (a)	89,200	5,693,636
PepsiCo, Inc.	891,600	116,915,508
The Coca-Cola Co.	548,400	27,924,528
		195,357,206
Food & Staples Retailing - 1.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	95,300	5,997,230
Costco Wholesale Corp.	691,900	182,841,494
Walmart, Inc.	1,000,000	110,490,000
		299,328,724
Food Products - 0.4%
Freshpet, Inc. (a)	46,700	2,125,317
Mondelez International, Inc.	282,000	15,199,800
The Hershey Co.	295,000	39,538,850
The Simply Good Foods Co. (a)	243,492	5,863,287
		62,727,254
Household Products - 0.4%
Clorox Co. (e)	58,815	9,005,165
Colgate-Palmolive Co.	80,800	5,790,936
Procter & Gamble Co.	592,400	64,956,660
		79,752,761
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	938,200	171,793,802
L'Oreal SA	8,300	2,364,201
Shiseido Co. Ltd.	56,600	4,263,308
Unilever NV (Certificaten Van Aandelen) (Bearer)	107,100	6,507,201
		184,928,512
Tobacco - 0.5%
Philip Morris International, Inc.	1,030,000	80,885,900

TOTAL CONSUMER STAPLES		902,980,357

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	3,590,447	25,013,809
Centennial Resource Development, Inc. Class A (a)	870,200	6,604,818
ConocoPhillips Co.	95,100	5,801,100
Continental Resources, Inc. (a)	411,300	17,311,617
EOG Resources, Inc.	341,500	31,814,140
Hess Corp.	1,500,900	95,412,213
Magnolia Oil & Gas Corp. Class A (a)	871,000	10,086,180
Pioneer Natural Resources Co.	13,300	2,046,338
Reliance Industries Ltd.	5,090,781	92,520,053
		286,610,268
FINANCIALS - 12.6%
Banks - 4.4%
Bank of America Corp.	10,534,600	305,503,400
BOK Financial Corp.	17,100	1,290,708
HDFC Bank Ltd. sponsored ADR	449,800	58,491,992
JPMorgan Chase & Co.	3,820,700	427,154,260
		792,440,360
Capital Markets - 2.0%
Bank of New York Mellon Corp.	1,057,860	46,704,519
Brookfield Asset Management, Inc. Class A	187,500	8,970,162
Charles Schwab Corp.	379,400	15,248,086
CME Group, Inc.	624,500	121,221,695
LPL Financial	240,200	19,593,114
MSCI, Inc.	327,000	78,084,330
S&P Global, Inc.	345,000	78,587,550
Tradeweb Markets, Inc. Class A	30,900	1,353,729
		369,763,185
Consumer Finance - 1.7%
American Express Co.	2,514,900	310,439,256
Diversified Financial Services - 2.8%
Berkshire Hathaway, Inc. Class B (a)	2,375,800	506,449,286
Clarivate Analytics PLC (a)	658,732	10,131,298
		516,580,584
Insurance - 1.7%
Admiral Group PLC	97,240	2,726,658
AFLAC, Inc.	2,076,800	113,829,408
Allstate Corp.	500,800	50,926,352
American International Group, Inc.	537,200	28,622,016
Chubb Ltd.	30,700	4,521,803
Hiscox Ltd.	167,471	3,598,542
Marsh & McLennan Companies, Inc.	11,200	1,117,200
Progressive Corp.	1,303,600	104,196,748
The Travelers Companies, Inc.	7,100	1,061,592
		310,600,319

TOTAL FINANCIALS		2,299,823,704

HEALTH CARE - 15.8%
Biotechnology - 1.6%
AbbVie, Inc.	55,354	4,025,343
Acceleron Pharma, Inc. (a)	26,083	1,071,490
Alexion Pharmaceuticals, Inc. (a)	141,900	18,586,062
Allogene Therapeutics, Inc. (e)	113,793	3,055,342
Amgen, Inc.	271,300	49,995,164
Array BioPharma, Inc. (a)	76,600	3,548,878
Ascendis Pharma A/S sponsored ADR (a)	17,500	2,015,125
bluebird bio, Inc. (a)	13,600	1,729,920
Bridgebio Pharma, Inc.	138,700	3,740,739
Celgene Corp. (a)	351,400	32,483,416
Exact Sciences Corp. (a)	73,811	8,712,650
Galapagos Genomics NV sponsored ADR (a)	14,595	1,881,733
Gilead Sciences, Inc.	412,700	27,882,012
Gossamer Bio, Inc.	52,700	1,168,886
Mirati Therapeutics, Inc. (a)	50,000	5,150,000
Regeneron Pharmaceuticals, Inc. (a)	59,000	18,467,000
Vertex Pharmaceuticals, Inc. (a)	561,230	102,918,357
		286,432,117
Health Care Equipment & Supplies - 6.2%
Abbott Laboratories	1,744,900	146,746,090
Alcon, Inc. (a)	158,240	9,818,792
Baxter International, Inc.	1,673,973	137,098,389
Becton, Dickinson & Co.	200,000	50,402,000
Boston Scientific Corp. (a)	2,520,000	108,309,600
Danaher Corp.	1,437,200	205,404,624
DexCom, Inc. (a)	178,755	26,784,649
Edwards Lifesciences Corp. (a)	1,183,700	218,676,738
Hoya Corp.	17,300	1,324,437
Intuitive Surgical, Inc. (a)	285,300	149,654,115
Masimo Corp. (a)	436	64,886
ResMed, Inc.	405,062	49,429,716
Sonova Holding AG Class B	49,000	11,133,169
Stryker Corp.	87,900	18,070,482
		1,132,917,687
Health Care Providers & Services - 4.4%
Anthem, Inc.	216,800	61,183,128
Cigna Corp.	237,076	37,351,324
HCA Holdings, Inc.	707,000	95,565,190
HealthEquity, Inc. (a)(e)	303,302	19,835,951
Humana, Inc.	115,000	30,509,500
National Vision Holdings, Inc. (a)	349,500	10,740,135
UnitedHealth Group, Inc.	2,229,500	544,020,295
		799,205,523
Health Care Technology - 0.3%
Cerner Corp.	115,700	8,480,810
Veeva Systems, Inc. Class A (a)	245,900	39,862,849
		48,343,659
Life Sciences Tools & Services - 1.1%
IQVIA Holdings, Inc. (a)	186,110	29,945,099
Mettler-Toledo International, Inc. (a)	46,300	38,892,000
PRA Health Sciences, Inc. (a)	235,104	23,310,562
Thermo Fisher Scientific, Inc.	401,700	117,971,256
		210,118,917
Pharmaceuticals - 2.2%
AstraZeneca PLC:
(United Kingdom)	51,266	4,191,082
sponsored ADR	1,240,800	51,220,224
Bristol-Myers Squibb Co.	1,436,200	65,131,670
Eli Lilly & Co.	342,817	37,980,695
Hansoh Pharmaceutical Group Co. Ltd. (d)	1,166,000	3,082,287
Idorsia Ltd. (a)	220,100	5,027,894
Johnson & Johnson	443,000	61,701,040
Merck & Co., Inc.	385,200	32,299,020
Novartis AG sponsored ADR	315,800	28,835,698
Roche Holding AG (participation certificate)	158,900	44,680,751
Supernus Pharmaceuticals, Inc. (a)	26,097	863,550
Turning Point Therapeutics, Inc.	54,700	2,226,290
Zoetis, Inc. Class A	640,100	72,644,949
		409,885,150

TOTAL HEALTH CARE		2,886,903,053

INDUSTRIALS - 5.4%
Aerospace & Defense - 1.7%
Harris Corp.	211,400	39,982,082
Huntington Ingalls Industries, Inc.	257,000	57,758,180
L3 Technologies, Inc.	10,639	2,608,364
Lockheed Martin Corp.	18,800	6,834,552
The Boeing Co.	234,000	85,178,340
TransDigm Group, Inc. (a)	238,500	115,386,300
		307,747,818
Building Products - 0.1%
Toto Ltd.	578,600	22,834,884
Commercial Services & Supplies - 0.3%
Aggreko PLC	104,203	1,045,428
Cintas Corp.	32,300	7,664,467
Clean TeQ Holdings Ltd. (a)	51,800	13,819
Copart, Inc. (a)	450,000	33,633,000
Waste Connection, Inc. (United States)	33,300	3,182,814
Waste Management, Inc.	22,900	2,641,973
		48,181,501
Electrical Equipment - 1.1%
AMETEK, Inc.	188,339	17,108,715
Fortive Corp.	2,211,500	180,281,480
		197,390,195
Industrial Conglomerates - 0.5%
General Electric Co.	4,050,017	42,525,179
Roper Technologies, Inc.	134,000	49,078,840
		91,604,019
Machinery - 0.2%
Deere & Co.	90,600	15,013,326
Gardner Denver Holdings, Inc. (a)	91,700	3,172,820
IDEX Corp.	36,800	6,334,752
Ingersoll-Rand PLC	58,824	7,451,236
		31,972,134
Professional Services - 0.3%
CoStar Group, Inc. (a)	18,500	10,250,110
Experian PLC	178,000	5,389,058
FTI Consulting, Inc. (a)	447,800	37,543,552
Verisk Analytics, Inc.	87,000	12,742,020
		65,924,740
Road & Rail - 1.2%
CSX Corp.	961,297	74,375,549
Lyft, Inc.	124,361	7,763,173
Norfolk Southern Corp.	404,700	80,668,851
Union Pacific Corp.	299,900	50,716,089
		213,523,662
Trading Companies & Distributors - 0.0%
Fastenal Co.	55,078	1,794,992

TOTAL INDUSTRIALS		980,973,945

INFORMATION TECHNOLOGY - 29.9%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,254,500	123,388,785
Motorola Solutions, Inc.	107,300	17,890,129
Telefonaktiebolaget LM Ericsson (B Shares)	800,000	7,593,382
		148,872,296
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	1,936,050	185,744,637
CDW Corp.	80,400	8,924,400
Dell Technologies, Inc. (a)	70,900	3,601,720
Keysight Technologies, Inc. (a)	255,300	22,928,493
Zebra Technologies Corp. Class A (a)	130,512	27,340,959
		248,540,209
IT Services - 8.1%
Accenture PLC Class A	78,400	14,485,968
Adyen BV (d)	22,557	17,405,795
Elastic NV	77,795	5,808,175
Endava PLC ADR (a)	15,204	611,809
EPAM Systems, Inc. (a)	50,300	8,706,930
Euronet Worldwide, Inc. (a)	7,000	1,177,680
Global Payments, Inc.	609,700	97,631,261
MasterCard, Inc. Class A	1,420,900	375,870,677
MongoDB, Inc. Class A (a)(e)	523,500	79,619,115
Netcompany Group A/S (d)	856	34,479
Okta, Inc. (a)	1,565,300	193,330,203
PagSeguro Digital Ltd. (a)(e)	30,300	1,180,791
PayPal Holdings, Inc. (a)	2,097,600	240,091,296
Square, Inc. (a)	595,400	43,184,362
Twilio, Inc. Class A (a)	63,400	8,644,590
VeriSign, Inc. (a)	68,817	14,393,764
Visa, Inc. Class A	2,114,800	367,023,540
Wix.com Ltd. (a)	40,708	5,784,607
		1,474,985,042
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	1,297,800	39,414,186
Analog Devices, Inc.	168,100	18,973,447
Applied Materials, Inc.	25,900	1,163,169
Broadcom, Inc.	168,563	48,522,545
Intel Corp.	637,538	30,518,944
Lam Research Corp.	333,044	62,558,985
Marvell Technology Group Ltd.	168,000	4,010,160
Microchip Technology, Inc.	118,800	10,299,960
Micron Technology, Inc. (a)	1,500,000	57,885,000
NVIDIA Corp.	491,590	80,733,826
NXP Semiconductors NV	105,700	10,317,377
Qualcomm, Inc.	493,815	37,564,507
Skyworks Solutions, Inc.	80,258	6,201,536
Texas Instruments, Inc.	75,000	8,607,000
Xilinx, Inc.	611,313	72,086,029
		488,856,671
Software - 15.0%
Adobe, Inc. (a)	1,171,200	345,094,080
Alteryx, Inc. Class A (a)	20,100	2,193,312
Atlassian Corp. PLC (a)	1,037,600	135,759,584
Autodesk, Inc. (a)	32,000	5,212,800
Black Knight, Inc. (a)	18,100	1,088,715
Cadence Design Systems, Inc. (a)	183,700	13,007,797
Check Point Software Technologies Ltd. (a)	74,211	8,579,534
Coupa Software, Inc. (a)(e)	576,878	73,038,524
CyberArk Software Ltd. (a)	15,400	1,968,736
Dropbox, Inc. Class A (a)	94,700	2,372,235
Intuit, Inc.	310,400	81,116,832
Microsoft Corp.	8,526,570	1,142,219,315
New Relic, Inc. (a)	125,904	10,891,955
Pagerduty, Inc. (e)	17,200	809,260
Paycom Software, Inc. (a)	6,400	1,451,008
RingCentral, Inc. (a)	829,616	95,339,471
Salesforce.com, Inc. (a)	4,369,000	662,908,370
ServiceNow, Inc. (a)	19,700	5,409,029
Slack Technologies, Inc. Class A (a)(e)	27,900	1,046,250
SS&C Technologies Holdings, Inc.	108,300	6,239,163
Synopsys, Inc. (a)	29,871	3,844,099
Tableau Software, Inc. (a)	173,425	28,792,019
Workday, Inc. Class A (a)	551,600	113,397,928
		2,741,780,016
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	1,768,900	350,100,688

TOTAL INFORMATION TECHNOLOGY		5,453,134,922

MATERIALS - 1.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	31,300	7,085,381
Linde PLC	107,978	21,681,982
Sherwin-Williams Co.	113,099	51,832,141
Westlake Chemical Corp.	210,505	14,621,677
		95,221,181
Metals & Mining - 1.2%
Barrick Gold Corp. (Canada)	2,135,809	33,711,712
Franco-Nevada Corp.	735,000	62,384,216
Kirkland Lake Gold Ltd.	2,766,764	119,201,882
Newcrest Mining Ltd.	238,657	5,353,195
		220,651,005

TOTAL MATERIALS		315,872,186

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	748,500	153,030,825
AvalonBay Communities, Inc.	27,300	5,546,814
Equity Residential (SBI)	160,100	12,154,792
Essex Property Trust, Inc.	19,500	5,692,635
SBA Communications Corp. Class A (a)	75,000	16,863,000
		193,288,066
UTILITIES - 0.9%
Electric Utilities - 0.8%
NextEra Energy, Inc.	665,100	136,252,386
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	679,500	23,864,040

TOTAL UTILITIES		160,116,426

TOTAL COMMON STOCKS
(Cost $12,900,562,315)		17,722,429,172

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	10,328	518,672
Series B (b)(c)	1,814	91,099
Series C (b)(c)	17,341	870,865
		1,480,636
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	5,549	278,671
TOTAL PREFERRED STOCKS
(Cost $1,921,008)		1,759,307

Money Market Funds - 2.5%
Fidelity Cash Central Fund 2.42% (f)	380,805,104	380,881,265
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	70,741,632	70,748,706
TOTAL MONEY MARKET FUNDS
(Cost $451,625,063)		451,629,971
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $13,354,108,386)		18,175,818,450
NET OTHER ASSETS (LIABILITIES) - 0.2%		34,073,918
NET ASSETS - 100%		$18,209,892,368

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,073,464 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,747,285 or 0.1% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc.	10/9/18	$304,284
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,499,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,855,736
Fidelity Securities Lending Cash Central Fund	345,063
Total	$3,200,799

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,224,504,273	$2,224,504,273	$--	$0
Consumer Discretionary	2,019,981,279	2,012,316,459	4,591,356	3,073,464
Consumer Staples	902,980,357	887,131,994	15,848,363	--
Energy	286,610,268	261,596,459	25,013,809	--
Financials	2,299,823,704	2,299,823,704	--	--
Health Care	2,886,903,053	2,838,031,220	48,871,833	--
Industrials	980,973,945	973,210,772	7,763,173	--
Information Technology	5,453,134,922	5,445,541,540	7,593,382	--
Materials	315,872,186	315,872,186	--	--
Real Estate	193,288,066	193,288,066	--	--
Utilities	160,116,426	160,116,426	--	--
Money Market Funds	451,629,971	451,629,971	--	--
Total Investments in Securities:	$18,175,818,450	$18,063,063,070	$109,681,916	$3,073,464

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,589,736) — See accompanying schedule: Unaffiliated issuers (cost $12,902,483,323)	$17,724,188,479
Fidelity Central Funds (cost $451,625,063)	451,629,971
Total Investment in Securities (cost $13,354,108,386)		$18,175,818,450
Cash		374,635
Foreign currency held at value (cost $396,782)		397,793
Receivable for investments sold
Regular delivery		180,140,606
Delayed delivery		11,123
Receivable for fund shares sold		1,456,889
Dividends receivable		7,620,309
Distributions receivable from Fidelity Central Funds		681,199
Other receivables		1,154,650
Total assets		18,367,655,654
Liabilities
Payable for investments purchased	$48,193,799
Payable for fund shares redeemed	24,208,314
Accrued management fee	8,043,090
Distribution and service plan fees payable	1,783,449
Other affiliated payables	1,213,949
Other payables and accrued expenses	3,572,428
Collateral on securities loaned	70,748,257
Total liabilities		157,763,286
Net Assets		$18,209,892,368
Net Assets consist of:
Paid in capital		$13,448,949,519
Total distributable earnings (loss)		4,760,942,849
Net Assets		$18,209,892,368
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($7,011,517,320 ÷ 205,645,580 shares)		$34.10
Service Class:
Net Asset Value, offering price and redemption price per share ($1,497,883,288 ÷ 44,191,484 shares)		$33.90
Service Class 2:
Net Asset Value, offering price and redemption price per share ($8,082,227,843 ÷ 244,258,527 shares)		$33.09
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,618,263,917 ÷ 47,802,653 shares)		$33.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$94,454,408
Income from Fidelity Central Funds (including $345,063 from security lending)		3,200,799
Total income		97,655,207
Expenses
Management fee	$47,503,368
Transfer agent fees	6,363,557
Distribution and service plan fees	10,489,168
Accounting and security lending fees	803,959
Custodian fees and expenses	103,570
Independent trustees' fees and expenses	41,785
Audit	42,500
Legal	17,218
Miscellaneous	70,663
Total expenses before reductions	65,435,788
Expense reductions	(198,300)
Total expenses after reductions		65,237,488
Net investment income (loss)		32,417,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $220,865)	(60,482,142)
Fidelity Central Funds	548
Foreign currency transactions	119,360
Total net realized gain (loss)		(60,362,234)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,339,167)	3,200,450,339
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	8,053
Total change in net unrealized appreciation (depreciation)		3,200,458,391
Net gain (loss)		3,140,096,157
Net increase (decrease) in net assets resulting from operations		$3,172,513,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,417,719	$99,021,828
Net realized gain (loss)	(60,362,234)	2,300,592,450
Change in net unrealized appreciation (depreciation)	3,200,458,391	(3,411,045,027)
Net increase (decrease) in net assets resulting from operations	3,172,513,876	(1,011,430,749)
Distributions to shareholders	(2,057,601,803)	(1,830,022,548)
Share transactions - net increase (decrease)	1,147,229,416	(1,199,312,259)
Total increase (decrease) in net assets	2,262,141,489	(4,040,765,556)
Net Assets
Beginning of period	15,947,750,879	19,988,516,435
End of period	$18,209,892,368	$15,947,750,879

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Contrafund Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$32.13	$37.94	$33.18	$33.91	$37.36	$34.35
Income from Investment Operations
Net investment income (loss)A	.08	.23	.35	.33	.35	.36
Net realized and unrealized gain (loss)	6.03	(2.50)	6.69	1.85	(.14)	3.76
Total from investment operations	6.11	(2.27)	7.04	2.18	.21	4.12
Distributions from net investment income	(.03)	(.26)	(.36)	(.26)	(.37)	(.36)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(4.14)	(3.54)	(2.28)B	(2.91)	(3.66)C	(1.11)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$34.10	$32.13	$37.94	$33.18	$33.91	$37.36
Total ReturnE,F,G	20.29%	(6.38)%	21.88%	8.04%	.64%	11.94%
Ratios to Average Net AssetsH,I
Expenses before reductions	.62%J	.62%	.62%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.61%J	.62%	.62%	.63%	.63%	.63%
Expenses net of all reductions	.61%J	.61%	.62%	.62%	.62%	.63%
Net investment income (loss)	.49%J	.64%	.98%	1.04%	1.01%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$7,011,517	$6,240,295	$7,609,925	$6,962,430	$7,436,130	$8,005,930
Portfolio turnover rateK	44%J	111%L	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.28 per share is comprised of distributions from net investment income of $.364 and distributions from net realized gain of $1.911 per share.

 C Total distributions of $3.66 per share is comprised of distributions from net investment income of $.369 and distributions from net realized gain of $3.295 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.97	$37.77	$33.04	$33.79	$37.23	$34.24
Income from Investment Operations
Net investment income (loss)A	.06	.19	.31	.29	.32	.33
Net realized and unrealized gain (loss)	6.01	(2.48)	6.66	1.84	(.13)	3.73
Total from investment operations	6.07	(2.29)	6.97	2.13	.19	4.06
Distributions from net investment income	(.03)	(.22)	(.33)	(.23)	(.33)	(.32)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(4.14)	(3.51)B	(2.24)	(2.88)	(3.63)	(1.07)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$33.90	$31.97	$37.77	$33.04	$33.79	$37.23
Total ReturnD,E,F	20.24%	(6.49)%	21.76%	7.91%	.56%	11.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.72%	.72%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.71%I	.72%	.72%	.73%	.73%	.73%
Expenses net of all reductions	.71%I	.71%	.72%	.72%	.72%	.73%
Net investment income (loss)	.39%I	.54%	.88%	.94%	.91%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,497,883	$1,324,859	$1,569,798	$1,428,793	$1,546,864	$1,714,615
Portfolio turnover rateJ	44%I	111%K	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.51 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.282 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.31	$37.05	$32.45	$33.25	$36.70	$33.77
Income from Investment Operations
Net investment income (loss)A	.04	.14	.25	.24	.26	.27
Net realized and unrealized gain (loss)	5.87	(2.44)	6.54	1.80	(.14)	3.68
Total from investment operations	5.91	(2.30)	6.79	2.04	.12	3.95
Distributions from net investment income	(.02)	(.16)	(.28)	(.20)	(.28)	(.27)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(4.13)	(3.44)	(2.19)	(2.84)B	(3.57)C	(1.02)
Redemption fees added to paid in capitalA	–	–	–	–	–	–D
Net asset value, end of period	$33.09	$31.31	$37.05	$32.45	$33.25	$36.70
Total ReturnE,F,G	20.15%	(6.64)%	21.59%	7.76%	.39%	11.65%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.87%	.87%	.88%	.88%	.88%
Expenses net of fee waivers, if any	.86%J	.87%	.87%	.88%	.88%	.88%
Expenses net of all reductions	.86%J	.86%	.87%	.87%	.87%	.88%
Net investment income (loss)	.24%J	.39%	.73%	.79%	.76%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$8,082,228	$6,979,731	$9,255,124	$8,138,206	$8,363,076	$8,764,266
Portfolio turnover rateK	44%J	111%L	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.84 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $2.648 per share.

 C Total distributions of $3.57 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $3.295 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Contrafund Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$31.93	$37.74	$33.01	$33.76	$37.21	$34.22
Income from Investment Operations
Net investment income (loss)A	.07	.20	.32	.30	.32	.33
Net realized and unrealized gain (loss)	5.99	(2.49)	6.66	1.84	(.13)	3.74
Total from investment operations	6.06	(2.29)	6.98	2.14	.19	4.07
Distributions from net investment income	(.03)	(.23)	(.34)	(.24)	(.34)	(.33)
Distributions from net realized gain	(4.11)	(3.28)	(1.91)	(2.65)	(3.30)	(.75)
Total distributions	(4.14)	(3.52)B	(2.25)	(2.89)	(3.64)	(1.08)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$33.85	$31.93	$37.74	$33.01	$33.76	$37.21
Total ReturnD,E,F	20.24%	(6.49)%	21.81%	7.95%	.56%	11.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.70%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.69%I	.69%	.70%	.71%	.71%	.71%
Expenses net of all reductions	.69%I	.69%	.70%	.70%	.70%	.71%
Net investment income (loss)	.41%I	.56%	.90%	.95%	.93%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$1,618,264	$1,402,867	$1,553,670	$1,327,708	$1,276,807	$1,210,592
Portfolio turnover rateJ	44%I	111%K	70%	62%	80%	74%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $3.52 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $3.282 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Contrafund Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $908,595 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain deemed distributions, redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,974,814,064
Gross unrealized depreciation	(180,111,385)
Net unrealized appreciation (depreciation)	$4,794,702,679
Tax cost	$13,381,115,771

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,802,594,742 and $4,773,691,140, respectively.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 21,612,787 shares of the Fund were redeemed in-kind for investments and cash with a value of $749,882,972. The Fund had a net realized gain of $218,492,937 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$728,394
Service Class 2	9,760,774
$10,489,168

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$2,219,661
Service Class	473,456
Service Class 2	2,537,801
Investor Class	1,132,639
$6,363,557

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $98,520 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $125,688.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24,900 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $893. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $14,076 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $132,989 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $295.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $65,016.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$791,787,379	$698,874,927
Service Class	170,108,704	143,784,613
Service Class 2	914,711,249	843,883,749
Investor Class	180,994,471	143,479,259
Total	$2,057,601,803	$1,830,022,548

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	1,410,872	4,059,960	$46,545,013	$145,255,809
Reinvestment of distributions	25,492,189	20,693,857	791,787,379	698,874,927
Shares redeemed	(15,492,569)	(31,071,165)(a)	(511,535,206)	(1,127,211,361)(a)
Net increase (decrease)	11,410,492	(6,317,348)	$326,797,186	$(283,080,625)
Service Class
Shares sold	538,035	1,284,175	$17,696,847	$46,034,436
Reinvestment of distributions	5,506,918	4,277,001	170,108,704	143,784,613
Shares redeemed	(3,293,604)	(5,681,788)	(107,744,860)	(204,912,780)
Net increase (decrease)	2,751,349	(120,612)	$80,060,691	$(15,093,731)
Service Class 2
Shares sold	8,896,154	13,800,310	$281,361,968	$480,254,082
Reinvestment of distributions	30,308,524	25,604,080	914,711,249	843,883,749
Shares redeemed	(17,838,251)	(66,305,493)(a)	(571,256,369)	(2,314,846,305)(a)
Net increase (decrease)	21,366,427	(26,901,103)	$624,816,848	$(990,708,474)
Investor Class
Shares sold	465,849	2,340,125	$15,379,594	$83,325,236
Reinvestment of distributions	5,866,920	4,273,374	180,994,471	143,479,259
Shares redeemed	(2,460,176)	(3,855,597)	(80,819,374)	(137,233,924)
Net increase (decrease)	3,872,593	2,757,902	$115,554,691	$89,570,571

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owner of record of 22% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.61%
Actual		$1,000.00	$1,202.90	$3.33
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Service Class	.71%
Actual		$1,000.00	$1,202.40	$3.88
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Service Class 2.86%
Actual		$1,000.00	$1,201.50	$4.69
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Investor Class	.69%
Actual		$1,000.00	$1,202.40	$3.77
Hypothetical-C		$1,000.00	$1,021.37	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Contrafund Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had portfolio manager changes in October 2015, October 2016, August 2017, November 2017, and May 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Contrafund Portfolio

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and noted that the fund's underperformance has continued since the Board approved the management contract in 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Contrafund Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPCON-SANN-0819
1.705691.121

Fidelity® Variable Insurance Products: Emerging Markets Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2019
United States of America*	16.4%
Cayman Islands	14.1%
India	11.2%
Brazil	9.5%
China	8.4%
South Africa	5.8%
Korea (South)	5.0%
Taiwan	4.9%
Russia	4.2%
Other	20.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2019

% of fund's net assets
Stocks	90.9
Short-Term Investments and Net Other Assets (Liabilities)	9.1

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	4.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.2
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	2.7
Siam Cement PCL (For. Reg.) (Thailand, Construction Materials)	2.3
Larsen & Toubro Ltd. (India, Construction & Engineering)	1.9
China Resources Beer Holdings Co. Ltd. (Hong Kong, Beverages)	1.9
Infosys Ltd. sponsored ADR (India, IT Services)	1.8
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.7
29.0

Top Market Sectors as of June 30, 2019

% of fund's net assets
Financials	20.7
Consumer Discretionary	17.5
Information Technology	16.9
Materials	8.2
Industrials	6.9
Consumer Staples	6.9
Energy	6.3
Communication Services	5.1
Real Estate	1.2
Health Care	1.2

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value
Brazil - 7.0%
Atacadao Distribuicao Comercio e Industria Ltda	1,094,100	$6,268,363
BM&F BOVESPA SA	435,800	4,251,375
IRB Brasil Resseguros SA	170,200	4,365,864
Lojas Renner SA	176,850	2,171,967
Natura Cosmeticos SA	321,500	4,729,628
Suzano Papel e Celulose SA	301,000	2,574,994
Vale SA sponsored ADR	521,000	7,002,240

TOTAL BRAZIL		31,364,431

Cayman Islands - 14.1%
Airtac International Group	545,000	6,122,212
Alibaba Group Holding Ltd. sponsored ADR (a)	119,100	20,181,495
JD.com, Inc. sponsored ADR (a)	152,400	4,616,196
Meituan Dianping Class B	271,800	2,383,386
Shenzhou International Group Holdings Ltd.	514,700	7,076,408
Tencent Holdings Ltd.	510,400	23,090,201

TOTAL CAYMAN ISLANDS		63,469,898

Chile - 1.0%
Banco de Chile	29,705,800	4,379,427
China - 8.4%
AVIC Jonhon OptronicTechnology Co. Ltd.	676,225	3,295,056
China Merchants Bank Co. Ltd. (H Shares)	789,385	3,935,961
China Petroleum & Chemical Corp. (H Shares)	3,170,000	2,159,467
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	147,800	2,260,005
Haier Smart Home Co. Ltd. (A Shares)	2,683,785	6,757,535
Industrial & Commercial Bank of China Ltd. (H Shares)	5,665,739	4,134,147
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	47	229
Kweichow Moutai Co. Ltd. (A Shares)	19,653	2,816,239
Midea Group Co. Ltd. (A Shares)	252,724	1,908,643
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	574,000	6,902,279
Shenzhen Inovance Technology Co. Ltd. (A Shares)	944,582	3,151,450
Sinopec Engineering Group Co. Ltd. (H Shares)	609,000	516,095

TOTAL CHINA		37,837,106

France - 3.0%
Dassault Systemes SA	11,200	1,786,793
Hermes International SCA	5,227	3,769,445
Kering SA	6,430	3,802,739
LVMH Moet Hennessy Louis Vuitton SE	10,159	4,318,850

TOTAL FRANCE		13,677,827

Hong Kong - 2.8%
AIA Group Ltd.	392,000	4,233,170
China Resources Beer Holdings Co. Ltd.	1,744,000	8,282,755

TOTAL HONG KONG		12,515,925

India - 11.2%
Axis Bank Ltd. (a)	269,500	3,160,322
Godrej Consumer Products Ltd.	73,025	702,290
HDFC Bank Ltd.	59,260	2,101,422
Housing Development Finance Corp. Ltd.	243,750	7,749,447
Infosys Ltd. sponsored ADR	763,500	8,169,450
Larsen & Toubro Ltd.	377,000	8,492,479
Reliance Industries Ltd.	288,086	5,235,686
Shree Cement Ltd.	8,460	2,677,360
Solar Industries India Ltd.	58,100	1,063,875
State Bank of India (a)	1,294,100	6,780,183
Tata Consultancy Services Ltd.	126,000	4,070,010

TOTAL INDIA		50,202,524

Indonesia - 1.5%
PT Bank Mandiri (Persero) Tbk	11,478,800	6,517,078
Ireland - 0.8%
Accenture PLC Class A	20,600	3,806,262
Israel - 1.5%
Elbit Systems Ltd.	9,467	1,415,411
Elbit Systems Ltd. (Israel)	34,333	5,108,390

TOTAL ISRAEL		6,523,801

Japan - 1.2%
Hoya Corp.	20,416	1,562,989
Keyence Corp.	5,900	3,618,856

TOTAL JAPAN		5,181,845

Korea (South) - 5.0%
Db Insurance Co. Ltd.	55,860	2,862,437
Samsung Electronics Co. Ltd.	355,481	14,437,585
Shinhan Financial Group Co. Ltd.	132,730	5,150,903

TOTAL KOREA (SOUTH)		22,450,925

Mexico - 1.2%
Grupo Financiero Banorte S.A.B. de CV Series O	901,900	5,232,723
Netherlands - 1.6%
ASML Holding NV (Netherlands)	18,200	3,787,236
Unilever NV (Certificaten Van Aandelen) (Bearer)	59,000	3,584,733

TOTAL NETHERLANDS		7,371,969

Peru - 1.5%
Compania de Minas Buenaventura SA sponsored ADR	403,400	6,724,678
Philippines - 1.2%
Ayala Land, Inc.	5,642,500	5,594,048
Russia - 4.2%
Lukoil PJSC sponsored ADR	74,000	6,247,080
NOVATEK OAO GDR (Reg. S)	27,410	5,810,920
Sberbank of Russia	1,851,400	6,970,212

TOTAL RUSSIA		19,028,212

South Africa - 5.8%
FirstRand Ltd.	611,700	2,977,070
Impala Platinum Holdings Ltd. (a)	1,292,100	6,398,578
Mr Price Group Ltd.	306,800	4,323,952
Naspers Ltd. Class N	51,168	12,385,227

TOTAL SOUTH AFRICA		26,084,827

Taiwan - 4.9%
Sporton International, Inc.	383,504	2,271,635
Taiwan Semiconductor Manufacturing Co. Ltd.	2,274,000	17,437,620
Unified-President Enterprises Corp.	834,000	2,226,405

TOTAL TAIWAN		21,935,660

Thailand - 2.3%
Siam Cement PCL (For. Reg.)	657,800	10,119,175
Turkey - 0.9%
Tupras Turkiye Petrol Rafinerileri A/S	204,000	4,051,464
United States of America - 7.3%
Adobe, Inc. (a)	13,500	3,977,775
MasterCard, Inc. Class A	15,100	3,994,403
MercadoLibre, Inc. (a)	8,700	5,322,399
Microsoft Corp.	30,400	4,072,384
Moody's Corp.	19,900	3,886,669
Thermo Fisher Scientific, Inc.	12,800	3,759,104
TransDigm Group, Inc. (a)	8,000	3,870,400
Visa, Inc. Class A	22,900	3,974,295

TOTAL UNITED STATES OF AMERICA		32,857,429

TOTAL COMMON STOCKS
(Cost $311,237,184)		396,927,234

Nonconvertible Preferred Stocks - 2.5%
Brazil - 2.5%
Itau Unibanco Holding SA	736,730	6,956,817
Petroleo Brasileiro SA - Petrobras sponsored ADR	275,900	4,295,763
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,509,916)		11,252,580

Money Market Funds - 7.2%
Fidelity Cash Central Fund 2.42% (b)
(Cost $32,183,803)	32,177,367	32,183,803
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $351,930,903)		440,363,617
NET OTHER ASSETS (LIABILITIES) - 1.9%		8,618,394
NET ASSETS - 100%		$448,982,011

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$147,852
Fidelity Securities Lending Cash Central Fund	182,716
Total	$330,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$23,090,201	$--	$23,090,201	$--
Consumer Discretionary	79,018,242	62,314,165	16,704,077	--
Consumer Staples	30,870,647	27,285,914	3,584,733	--
Energy	27,800,380	25,640,913	2,159,467	--
Financials	92,547,506	60,672,442	31,875,064	--
Health Care	5,322,093	5,322,093	--	--
Industrials	30,948,072	30,948,072	--	--
Information Technology	76,427,725	55,202,869	21,224,856	--
Materials	36,560,900	36,560,900	--	--
Real Estate	5,594,048	5,594,048	--	--
Money Market Funds	32,183,803	32,183,803	--	--
Total Investments in Securities:	$440,363,617	$341,725,219	$98,638,398	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $319,747,100)	$408,179,814
Fidelity Central Funds (cost $32,183,803)	32,183,803
Total Investment in Securities (cost $351,930,903)		$440,363,617
Cash		79,380
Foreign currency held at value (cost $156,901)		156,901
Receivable for investments sold		171,047
Receivable for fund shares sold		8,283,728
Dividends receivable		1,327,542
Distributions receivable from Fidelity Central Funds		57,991
Other receivables		30,274
Total assets		450,470,480
Liabilities
Payable for investments purchased	$698,083
Payable for fund shares redeemed	202,504
Accrued management fee	278,360
Accrued custody fee	89,920
Distribution and service plan fees payable	9,402
Other affiliated payables	53,192
Other payables and accrued expenses	157,008
Total liabilities		1,488,469
Net Assets		$448,982,011
Net Assets consist of:
Paid in capital		$342,275,797
Total distributable earnings (loss)		106,706,214
Net Assets		$448,982,011
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($193,122,043 ÷ 16,174,336 shares)		$11.94
Service Class:
Net Asset Value, offering price and redemption price per share ($29,727,096 ÷ 2,486,412 shares)		$11.96
Service Class 2:
Net Asset Value, offering price and redemption price per share ($40,428,526 ÷ 3,386,374 shares)		$11.94
Investor Class:
Net Asset Value, offering price and redemption price per share ($185,704,346 ÷ 15,623,864 shares)		$11.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$4,503,239
Income from Fidelity Central Funds (including $182,716 from security lending)		330,568
Income before foreign taxes withheld		4,833,807
Less foreign taxes withheld		(527,376)
Total income		4,306,431
Expenses
Management fee	$1,578,475
Transfer agent fees	199,787
Distribution and service plan fees	46,744
Accounting and security lending fees	104,026
Custodian fees and expenses	92,027
Independent trustees' fees and expenses	926
Audit	79,887
Legal	1,055
Miscellaneous	1,120
Total expenses before reductions	2,104,047
Expense reductions	(48,710)
Total expenses after reductions		2,055,337
Net investment income (loss)		2,251,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,815,232
Fidelity Central Funds	23
Foreign currency transactions	(163,450)
Total net realized gain (loss)		36,651,805
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $127,524)	31,894,639
Assets and liabilities in foreign currencies	(460)
Total change in net unrealized appreciation (depreciation)		31,894,179
Net gain (loss)		68,545,984
Net increase (decrease) in net assets resulting from operations		$70,797,078

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,251,094	$2,405,621
Net realized gain (loss)	36,651,805	(10,499,567)
Change in net unrealized appreciation (depreciation)	31,894,179	(61,366,836)
Net increase (decrease) in net assets resulting from operations	70,797,078	(69,460,782)
Distributions to shareholders	–	(2,500,207)
Share transactions - net increase (decrease)	28,745,890	42,453,011
Total increase (decrease) in net assets	99,542,968	(29,507,978)
Net Assets
Beginning of period	349,439,043	378,947,021
End of period	$448,982,011	$349,439,043

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Emerging Markets Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$12.23	$8.36	$8.14	$9.10	$9.01
Income from Investment Operations
Net investment income (loss)A	.07	.08	.07	.06	.06	.06
Net realized and unrealized gain (loss)	1.92	(2.28)	3.88	.20	(.97)	.06
Total from investment operations	1.99	(2.20)	3.95	.26	(.91)	.12
Distributions from net investment income	–	(.08)	(.07)	(.04)	(.05)	(.03)
Distributions from net realized gain	–	–B	(.01)	–	–	–
Total distributions	–	(.08)	(.08)	(.04)	(.05)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$11.94	$9.95	$12.23	$8.36	$8.14	$9.10
Total ReturnC,D,E	20.00%	(18.00)%	47.40%	3.24%	(9.97)%	1.38%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	1.01%	1.01%	1.05%	1.07%	1.10%
Expenses net of fee waivers, if any	.99%H	1.01%	1.01%	1.05%	1.07%	1.10%
Expenses net of all reductions	.97%H	.98%	.99%	1.05%	1.05%	1.10%
Net investment income (loss)	1.18%H	.71%	.64%	.71%	.69%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$193,122	$159,140	$165,396	$132,435	$112,675	$91,224
Portfolio turnover rateI	127%H	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.97	$12.26	$8.39	$8.17	$9.14	$9.04
Income from Investment Operations
Net investment income (loss)A	.06	.06	.06	.05	.05	.05
Net realized and unrealized gain (loss)	1.93	(2.27)	3.89	.21	(.98)	.07
Total from investment operations	1.99	(2.21)	3.95	.26	(.93)	.12
Distributions from net investment income	–	(.08)	(.07)	(.04)	(.04)	(.02)
Distributions from net realized gain	–	–B	(.01)	–	–	–
Total distributions	–	(.08)	(.08)	(.04)	(.04)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$11.96	$9.97	$12.26	$8.39	$8.17	$9.14
Total ReturnC,D,E	19.96%	(18.02)%	47.19%	3.13%	(10.15)%	1.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.12%	1.11%	1.16%	1.17%	1.20%
Expenses net of fee waivers, if any	1.09%H	1.12%	1.11%	1.16%	1.17%	1.20%
Expenses net of all reductions	1.07%H	1.09%	1.09%	1.15%	1.16%	1.19%
Net investment income (loss)	1.08%H	.60%	.54%	.61%	.58%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$29,727	$17,147	$1,089	$81	$72	$84
Portfolio turnover rateI	127%H	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$12.25	$8.38	$8.15	$9.12	$9.03
Income from Investment Operations
Net investment income (loss)A	.05	.05	.04	.04	.04	.03
Net realized and unrealized gain (loss)	1.93	(2.27)	3.90	.20	(.98)	.07
Total from investment operations	1.98	(2.22)	3.94	.24	(.94)	.10
Distributions from net investment income	–	(.06)	(.06)	(.01)	(.03)	(.01)
Distributions from net realized gain	–	–B	(.01)	–	–	–
Total distributions	–	(.07)C	(.07)	(.01)	(.03)	(.01)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$11.94	$9.96	$12.25	$8.38	$8.15	$9.12
Total ReturnD,E,F	19.88%	(18.16)%	47.05%	2.95%	(10.31)%	1.13%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.24%I	1.27%	1.26%	1.31%	1.32%	1.35%
Expenses net of fee waivers, if any	1.24%I	1.26%	1.26%	1.31%	1.32%	1.35%
Expenses net of all reductions	1.22%I	1.23%	1.24%	1.30%	1.30%	1.34%
Net investment income (loss)	.93%I	.46%	.39%	.45%	.44%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$40,429	$20,128	$7,246	$2,868	$8,076	$7,681
Portfolio turnover rateJ	127%I	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.062 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Emerging Markets Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$12.17	$8.32	$8.11	$9.07	$8.98
Income from Investment Operations
Net investment income (loss)A	.06	.07	.06	.05	.05	.05
Net realized and unrealized gain (loss)	1.92	(2.26)	3.87	.20	(.96)	.07
Total from investment operations	1.98	(2.19)	3.93	.25	(.91)	.12
Distributions from net investment income	–	(.06)	(.07)	(.04)	(.05)	(.03)
Distributions from net realized gain	–	–B	(.01)	–	–	–
Total distributions	–	(.07)C	(.08)	(.04)	(.05)	(.03)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$11.89	$9.91	$12.17	$8.32	$8.11	$9.07
Total ReturnD,E,F	19.98%	(18.02)%	47.32%	3.06%	(10.08)%	1.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.07%I	1.09%	1.09%	1.14%	1.15%	1.18%
Expenses net of fee waivers, if any	1.07%I	1.09%	1.09%	1.14%	1.15%	1.18%
Expenses net of all reductions	1.05%I	1.06%	1.07%	1.13%	1.13%	1.18%
Net investment income (loss)	1.10%I	.63%	.56%	.63%	.61%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$185,704	$153,024	$205,217	$93,982	$76,045	$69,854
Portfolio turnover rateJ	127%I	117%	82%	86%	106%	96%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.004 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Emerging Markets Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$90,653,366
Gross unrealized depreciation	(2,870,102)
Net unrealized appreciation (depreciation)	$87,783,264
Tax cost	$352,580,353

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(18,052,487)

The Fund elected to defer to its next fiscal year approximately $59,835 of ordinary losses recognized during the period November 1, 2018 to December 31, 2018.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $245,676,133 and $249,835,808, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$11,219
Service Class 2	35,525
$46,744

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of class-level average net assets. The annual rate for Investor Class is .15% and the annual rate for all other classes is .07%. For the period, transfer agent fees for each class were as follows:

Initial Class	$57,131
Service Class	7,292
Service Class 2	9,236
Investor Class	126,128
$199,787

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,519 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $513 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $1,639 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $47,336 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,374.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$–	$1,212,846
Service Class	–	128,628
Service Class 2	–	123,374
Investor Class	–	1,035,359
Total	$–	$2,500,207

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	2,182,765	7,084,598	$24,712,586	$78,572,216
Reinvestment of distributions	–	121,693	–	1,212,846
Shares redeemed	(2,006,055)	(4,736,786)	(22,405,989)	(54,722,076)
Net increase (decrease)	176,710	2,469,505	$2,306,597	$25,062,986
Service Class
Shares sold	989,974	1,717,800	$11,130,421	$17,975,909
Reinvestment of distributions	–	13,038	–	128,540
Shares redeemed	(224,206)	(98,984)	(2,510,516)	(1,058,249)
Net increase (decrease)	765,768	1,631,854	$8,619,905	$17,046,200
Service Class 2
Shares sold	1,667,543	1,613,477	$19,114,171	$17,986,128
Reinvestment of distributions	–	12,501	–	123,374
Shares redeemed	(302,278)	(196,177)	(3,424,229)	(2,212,473)
Net increase (decrease)	1,365,265	1,429,801	$15,689,942	$15,897,029
Investor Class
Shares sold	2,016,623	6,902,758	$22,621,215	$80,793,022
Reinvestment of distributions	–	103,786	–	1,035,359
Shares redeemed	(1,839,919)	(8,420,884)	(20,491,769)	(97,381,585)
Net increase (decrease)	176,704	(1,414,340)	$2,129,446	$(15,553,204)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 26% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 13% of the total outstanding shares of the Fund. In addition, at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 57% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.99%
Actual		$1,000.00	$1,200.00	$5.40
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Service Class	1.09%
Actual		$1,000.00	$1,199.60	$5.94
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Service Class 2	1.24%
Actual		$1,000.00	$1,198.80	$6.76
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Investor Class	1.07%
Actual		$1,000.00	$1,199.80	$5.84
Hypothetical-C		$1,000.00	$1,019.49	$5.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Emerging Markets Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Emerging Markets Portfolio

2018 Total Return % vs. Morningstar Diversified Emerging Mkts and MSCI EM - Net MA:
75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
12.00
10.00
8.00
6.00
4.00
2.00
10.42
10.23
9.37
8.24
2.94
30.0
25.0
20.0
15.0
10.0
26.7
25.7
21.6
17.9
10.3
45.0
40.0
35.0
30.0
25.0
20.0
15.0
40.6
38.9
31.9
28.0
16.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	84%	93%	93%
Investor Class	83%	93%	92%
Service Class	83%	93%	92%
Service Class 2	83%	91%	92%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Emerging Markets Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Initial Class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Investor Class, Service Class, and Service Class 2 ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of the Investor Class was above the competitive median primarily because of relatively higher other expenses due to low asset levels. The Board also noted that Investor Class has higher transfer agent fees than most of its competitors because it is designed for lower cost annuity products, where the majority of servicing costs are incorporated into the funds' total expense ratios rather than being paid at the annuity level. The Board noted that the total expense ratio of each of Service Class and Service Class 2 was above the competitive median because of its 12b-1 fees and that excluding 12b-1 fees of both the class and the competitor classes, the total expense ratio of Service Class and Service Class 2 ranked below the median. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPEM-SANN-0819
1.858138.111

Fidelity® Variable Insurance Products: Index 500 Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Microsoft Corp.	4.2
Apple, Inc.	3.5
Amazon.com, Inc.	3.2
Facebook, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.7
Johnson & Johnson	1.5
JPMorgan Chase & Co.	1.5
Alphabet, Inc. Class C	1.4
Alphabet, Inc. Class A	1.3
Exxon Mobil Corp.	1.3
21.5

Top Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	21.4
Health Care	14.3
Financials	13.1
Consumer Discretionary	10.2
Communication Services	10.2
Industrials	9.4
Consumer Staples	7.2
Energy	5.0
Utilities	3.3
Real Estate	3.0

Asset Allocation (% of fund's net assets)

As of June 30, 2019*
Stocks and Equity Futures	101.8%
Short-Term Investments and Net Other Assets (Liabilities)	(1.8)**%

 * Foreign investments - 3.8%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,531,637	$84,835,156
CenturyLink, Inc.	333,320	3,919,843
Verizon Communications, Inc.	1,434,564	81,956,641
		170,711,640
Entertainment - 2.0%
Activision Blizzard, Inc.	265,831	12,547,223
Electronic Arts, Inc. (a)	102,966	10,426,337
Netflix, Inc. (a)	151,685	55,716,934
Take-Two Interactive Software, Inc. (a)	38,877	4,413,706
The Walt Disney Co.	605,655	84,573,664
Viacom, Inc. Class B (non-vtg.)	121,494	3,629,026
		171,306,890
Interactive Media & Services - 4.7%
Alphabet, Inc.:
Class A (a)	104,082	112,699,990
Class C (a)	106,098	114,682,389
Facebook, Inc. Class A (a)	833,411	160,848,323
TripAdvisor, Inc. (a)	35,309	1,634,454
Twitter, Inc. (a)	252,389	8,808,376
		398,673,532
Media - 1.5%
CBS Corp. Class B	121,734	6,074,527
Charter Communications, Inc. Class A (a)	59,707	23,595,012
Comcast Corp. Class A	1,571,560	66,445,557
Discovery Communications, Inc.:
Class A (a)(b)	53,950	1,656,265
Class C (non-vtg.) (a)	123,827	3,522,878
DISH Network Corp. Class A (a)	80,428	3,089,239
Fox Corp.:
Class A	123,313	4,518,188
Class B	55,782	2,037,716
Interpublic Group of Companies, Inc.	135,723	3,065,983
News Corp.:
Class A	132,367	1,785,631
Class B	42,534	593,775
Omnicom Group, Inc. (b)	75,921	6,221,726
		122,606,497

TOTAL COMMUNICATION SERVICES		863,298,559

CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.1%
Aptiv PLC	89,336	7,221,029
BorgWarner, Inc.	71,356	2,995,525
		10,216,554
Automobiles - 0.4%
Ford Motor Co.	1,360,956	13,922,580
General Motors Co.	458,254	17,656,527
Harley-Davidson, Inc. (b)	54,812	1,963,914
		33,543,021
Distributors - 0.1%
Genuine Parts Co.	50,927	5,275,019
LKQ Corp. (a)	108,141	2,877,632
		8,152,651
Diversified Consumer Services - 0.0%
H&R Block, Inc.	70,609	2,068,844
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	139,134	6,476,688
Chipotle Mexican Grill, Inc. (a)	8,463	6,202,363
Darden Restaurants, Inc.	42,432	5,165,247
Hilton Worldwide Holdings, Inc.	100,608	9,833,426
Marriott International, Inc. Class A	95,947	13,460,405
McDonald's Corp.	264,833	54,995,221
MGM Mirage, Inc.	177,529	5,072,004
Norwegian Cruise Line Holdings Ltd. (a)	74,775	4,010,183
Royal Caribbean Cruises Ltd.	59,562	7,219,510
Starbucks Corp.	420,030	35,211,115
Wynn Resorts Ltd.	33,776	4,187,886
Yum! Brands, Inc.	106,193	11,752,379
		163,586,427
Household Durables - 0.3%
D.R. Horton, Inc.	118,942	5,129,968
Garmin Ltd.	41,657	3,324,229
Leggett & Platt, Inc. (b)	45,031	1,727,839
Lennar Corp. Class A	100,064	4,849,101
Mohawk Industries, Inc. (a)	21,115	3,113,829
Newell Brands, Inc. (b)	133,634	2,060,636
PulteGroup, Inc.	87,596	2,769,786
Whirlpool Corp.	21,857	3,111,563
		26,086,951
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	143,454	271,648,798
eBay, Inc.	284,543	11,239,449
Expedia, Inc.	40,893	5,439,996
The Booking Holdings, Inc. (a)	15,024	28,165,643
		316,493,886
Leisure Products - 0.1%
Hasbro, Inc. (b)	40,385	4,267,887
Multiline Retail - 0.5%
Dollar General Corp.	89,661	12,118,581
Dollar Tree, Inc. (a)	82,484	8,857,957
Kohl's Corp.	56,731	2,697,559
Macy's, Inc.	105,642	2,267,077
Nordstrom, Inc. (b)	36,819	1,173,053
Target Corp.	177,822	15,401,163
		42,515,390
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	25,023	3,857,045
AutoZone, Inc. (a)	8,519	9,366,385
Best Buy Co., Inc.	80,432	5,608,523
CarMax, Inc. (a)(b)	57,443	4,987,776
Foot Locker, Inc.	38,783	1,625,783
Gap, Inc. (b)	73,384	1,318,710
L Brands, Inc.	78,451	2,047,571
Lowe's Companies, Inc.	271,709	27,418,155
O'Reilly Automotive, Inc. (a)	27,184	10,039,595
Ross Stores, Inc.	127,616	12,649,298
The Home Depot, Inc.	381,699	79,381,941
Tiffany & Co., Inc. (b)	37,272	3,490,150
TJX Companies, Inc.	420,982	22,261,528
Tractor Supply Co.	41,667	4,533,370
Ulta Beauty, Inc. (a)	19,322	6,702,609
		195,288,439
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	52,436	1,818,480
Hanesbrands, Inc.	124,168	2,138,173
NIKE, Inc. Class B	436,132	36,613,281
PVH Corp.	26,019	2,462,438
Ralph Lauren Corp.	18,120	2,058,251
Tapestry, Inc.	99,623	3,161,038
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	54,083	1,371,004
Class C (non-vtg.) (a)(b)	79,623	1,767,631
VF Corp.	113,300	9,896,755
		61,287,051

TOTAL CONSUMER DISCRETIONARY		863,507,101

CONSUMER STAPLES - 7.2%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.)	57,131	3,166,771
Constellation Brands, Inc. Class A (sub. vtg.)	58,096	11,441,426
Molson Coors Brewing Co. Class B	64,471	3,610,376
Monster Beverage Corp. (a)	135,533	8,651,071
PepsiCo, Inc.	486,333	63,772,846
The Coca-Cola Co.	1,332,064	67,828,699
		158,471,189
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	152,561	40,315,770
Kroger Co.	278,492	6,046,061
Sysco Corp.	164,225	11,613,992
Walgreens Boots Alliance, Inc.	269,897	14,755,269
Walmart, Inc.	485,079	53,596,379
		126,327,471
Food Products - 1.1%
Archer Daniels Midland Co.	194,236	7,924,829
Campbell Soup Co. (b)	66,189	2,652,193
Conagra Brands, Inc.	168,921	4,479,785
General Mills, Inc.	207,961	10,922,112
Hormel Foods Corp. (b)	93,668	3,797,301
Kellogg Co.	86,247	4,620,252
Lamb Weston Holdings, Inc.	50,328	3,188,782
McCormick & Co., Inc. (non-vtg.)	42,580	6,600,326
Mondelez International, Inc.	499,840	26,941,376
The Hershey Co.	48,310	6,474,989
The J.M. Smucker Co.	39,598	4,561,294
The Kraft Heinz Co.	216,750	6,727,920
Tyson Foods, Inc. Class A	102,412	8,268,745
		97,159,904
Household Products - 1.7%
Church & Dwight Co., Inc.	85,462	6,243,854
Clorox Co.	44,032	6,741,740
Colgate-Palmolive Co.	298,053	21,361,459
Kimberly-Clark Corp.	119,343	15,906,035
Procter & Gamble Co.	869,932	95,388,044
		145,641,132
Personal Products - 0.2%
Coty, Inc. Class A (b)	103,239	1,383,403
Estee Lauder Companies, Inc. Class A	76,109	13,936,319
		15,319,722
Tobacco - 0.8%
Altria Group, Inc.	649,084	30,734,127
Philip Morris International, Inc.	539,697	42,382,405
		73,116,532

TOTAL CONSUMER STAPLES		616,035,950

ENERGY - 5.0%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	178,800	4,403,844
Halliburton Co.	303,043	6,891,198
Helmerich & Payne, Inc. (b)	38,793	1,963,702
National Oilwell Varco, Inc.	134,509	2,990,135
Schlumberger Ltd.	480,466	19,093,719
TechnipFMC PLC	146,173	3,791,728
		39,134,326
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	174,256	12,295,503
Apache Corp.	131,038	3,796,171
Cabot Oil & Gas Corp.	145,449	3,339,509
Chevron Corp.	660,720	82,219,997
Cimarex Energy Co.	34,855	2,067,947
Concho Resources, Inc.	69,674	7,188,963
ConocoPhillips Co.	392,176	23,922,736
Devon Energy Corp.	144,776	4,129,012
Diamondback Energy, Inc.	53,810	5,863,676
EOG Resources, Inc.	201,443	18,766,430
Exxon Mobil Corp.	1,467,505	112,454,908
Hess Corp.	88,602	5,632,429
HollyFrontier Corp.	53,974	2,497,917
Kinder Morgan, Inc.	675,304	14,100,348
Marathon Oil Corp.	281,199	3,995,838
Marathon Petroleum Corp.	230,033	12,854,244
Noble Energy, Inc.	166,136	3,721,446
Occidental Petroleum Corp.	259,716	13,058,520
ONEOK, Inc.	142,666	9,816,847
Phillips 66 Co.	144,997	13,563,019
Pioneer Natural Resources Co.	58,330	8,974,654
The Williams Companies, Inc.	420,962	11,803,774
Valero Energy Corp.	144,413	12,363,197
		388,427,085

TOTAL ENERGY		427,561,411

FINANCIALS - 13.1%
Banks - 5.5%
Bank of America Corp.	3,067,422	88,955,238
BB&T Corp.	266,174	13,077,129
Citigroup, Inc.	802,266	56,182,688
Citizens Financial Group, Inc.	158,168	5,592,820
Comerica, Inc.	53,418	3,880,284
Fifth Third Bancorp	251,138	7,006,750
First Republic Bank	57,349	5,600,130
Huntington Bancshares, Inc.	366,711	5,067,946
JPMorgan Chase & Co.	1,125,114	125,787,745
KeyCorp	351,709	6,242,835
M&T Bank Corp.	47,567	8,089,720
Peoples United Financial, Inc. (b)	135,083	2,266,693
PNC Financial Services Group, Inc.	156,708	21,512,874
Regions Financial Corp.	349,640	5,223,622
SunTrust Banks, Inc.	153,481	9,646,281
SVB Financial Group (a)	18,081	4,060,812
U.S. Bancorp	519,108	27,201,259
Wells Fargo & Co.	1,403,174	66,398,194
Zions Bancorp NA (b)	63,955	2,940,651
		464,733,671
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	17,882	1,647,647
Ameriprise Financial, Inc.	46,552	6,757,488
Bank of New York Mellon Corp.	305,849	13,503,233
BlackRock, Inc. Class A	41,283	19,374,112
Cboe Global Markets, Inc.	38,548	3,994,729
Charles Schwab Corp.	412,393	16,574,075
CME Group, Inc.	124,138	24,096,427
E*TRADE Financial Corp.	84,622	3,774,141
Franklin Resources, Inc. (b)	101,525	3,533,070
Goldman Sachs Group, Inc.	118,082	24,159,577
IntercontinentalExchange, Inc.	195,541	16,804,794
Invesco Ltd.	140,031	2,865,034
MarketAxess Holdings, Inc.	13,076	4,202,888
Moody's Corp.	57,089	11,150,053
Morgan Stanley	443,864	19,445,682
MSCI, Inc.	29,286	6,993,204
Northern Trust Corp.	75,728	6,815,520
Raymond James Financial, Inc.	43,608	3,687,056
S&P Global, Inc.	85,366	19,445,521
State Street Corp.	129,821	7,277,765
T. Rowe Price Group, Inc.	81,853	8,980,093
The NASDAQ OMX Group, Inc.	40,415	3,886,711
		228,968,820
Consumer Finance - 0.7%
American Express Co.	237,452	29,311,075
Capital One Financial Corp.	163,122	14,801,690
Discover Financial Services	112,630	8,738,962
Synchrony Financial	220,622	7,648,965
		60,500,692
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	672,001	143,250,453
Jefferies Financial Group, Inc.	86,279	1,659,145
		144,909,598
Insurance - 2.5%
AFLAC, Inc.	258,885	14,189,487
Allstate Corp.	115,698	11,765,330
American International Group, Inc.	301,846	16,082,355
Aon PLC	83,422	16,098,778
Arthur J. Gallagher & Co.	64,091	5,613,731
Assurant, Inc.	21,196	2,254,830
Chubb Ltd.	158,785	23,387,443
Cincinnati Financial Corp.	52,647	5,457,914
Everest Re Group Ltd.	14,220	3,514,900
Hartford Financial Services Group, Inc.	124,845	6,956,363
Lincoln National Corp.	70,186	4,523,488
Loews Corp.	92,702	5,068,018
Marsh & McLennan Companies, Inc.	177,387	17,694,353
MetLife, Inc.	329,849	16,383,600
Principal Financial Group, Inc.	90,125	5,220,040
Progressive Corp.	202,544	16,189,342
Prudential Financial, Inc.	141,006	14,241,606
The Travelers Companies, Inc.	90,893	13,590,321
Torchmark Corp.	34,842	3,116,965
Unum Group	73,735	2,473,809
Willis Group Holdings PLC	44,745	8,570,457
		212,393,130

TOTAL FINANCIALS		1,111,505,911

HEALTH CARE - 14.3%
Biotechnology - 2.2%
AbbVie, Inc.	512,839	37,293,652
Alexion Pharmaceuticals, Inc. (a)	77,939	10,208,450
Amgen, Inc.	211,605	38,994,569
Biogen, Inc. (a)	67,306	15,740,854
Celgene Corp. (a)	244,678	22,618,034
Gilead Sciences, Inc.	441,168	29,805,310
Incyte Corp. (a)	61,791	5,249,763
Regeneron Pharmaceuticals, Inc. (a)	27,162	8,501,706
Vertex Pharmaceuticals, Inc. (a)	88,883	16,299,365
		184,711,703
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	611,692	51,443,297
Abiomed, Inc. (a)	15,727	4,096,726
Align Technology, Inc. (a)	25,278	6,918,589
Baxter International, Inc.	164,614	13,481,887
Becton, Dickinson & Co.	93,575	23,581,836
Boston Scientific Corp. (a)	482,369	20,732,220
Danaher Corp.	218,415	31,215,872
Dentsply Sirona, Inc.	81,424	4,751,905
Edwards Lifesciences Corp. (a)	72,331	13,362,429
Hologic, Inc. (a)	93,263	4,478,489
IDEXX Laboratories, Inc. (a)	29,852	8,219,151
Intuitive Surgical, Inc. (a)	40,059	21,012,948
Medtronic PLC	464,942	45,280,701
ResMed, Inc.	49,779	6,074,531
Stryker Corp.	107,385	22,076,208
Teleflex, Inc.	16,027	5,307,341
The Cooper Companies, Inc.	17,179	5,787,433
Varian Medical Systems, Inc. (a)	31,641	4,307,289
Zimmer Biomet Holdings, Inc.	70,861	8,343,174
		300,472,026
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	53,666	4,575,563
Anthem, Inc.	89,216	25,177,647
Cardinal Health, Inc.	103,700	4,884,270
Centene Corp. (a)	143,300	7,514,652
Cigna Corp.	131,660	20,743,033
CVS Health Corp.	450,698	24,558,534
DaVita HealthCare Partners, Inc. (a)	43,447	2,444,328
HCA Holdings, Inc.	92,782	12,541,343
Henry Schein, Inc. (a)	51,860	3,625,014
Humana, Inc.	46,879	12,436,999
Laboratory Corp. of America Holdings (a)	34,231	5,918,540
McKesson Corp.	65,922	8,859,258
Quest Diagnostics, Inc.	46,730	4,757,581
UnitedHealth Group, Inc.	329,633	80,433,748
Universal Health Services, Inc. Class B	28,695	3,741,541
Wellcare Health Plans, Inc. (a)	17,429	4,968,485
		227,180,536
Health Care Technology - 0.1%
Cerner Corp.	112,481	8,244,857
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	109,119	8,147,916
Illumina, Inc. (a)	51,006	18,777,859
IQVIA Holdings, Inc. (a)	54,771	8,812,654
Mettler-Toledo International, Inc. (a)	8,612	7,234,080
PerkinElmer, Inc.	38,743	3,732,501
Thermo Fisher Scientific, Inc.	138,704	40,734,591
Waters Corp. (a)	24,031	5,172,432
		92,612,033
Pharmaceuticals - 4.7%
Allergan PLC	106,932	17,903,625
Bristol-Myers Squibb Co.	567,653	25,743,064
Corteva, Inc.	260,261	7,695,918
Eli Lilly & Co.	299,738	33,207,973
Johnson & Johnson	920,941	128,268,662
Merck & Co., Inc.	893,024	74,880,062
Mylan NV (a)	177,147	3,372,879
Nektar Therapeutics (a)(b)	59,814	2,128,182
Perrigo Co. PLC	42,945	2,045,041
Pfizer, Inc.	1,925,806	83,425,916
Zoetis, Inc. Class A	166,122	18,853,186
		397,524,508

TOTAL HEALTH CARE		1,210,745,663

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.6%
Arconic, Inc.	138,535	3,576,974
General Dynamics Corp.	94,280	17,141,990
Harris Corp.	40,902	7,735,795
Huntington Ingalls Industries, Inc.	14,267	3,206,366
L3 Technologies, Inc.	27,540	6,751,982
Lockheed Martin Corp.	85,262	30,996,147
Northrop Grumman Corp.	58,923	19,038,611
Raytheon Co.	96,697	16,813,674
Textron, Inc.	80,625	4,276,350
The Boeing Co.	181,508	66,070,727
TransDigm Group, Inc. (a)	16,995	8,222,181
United Technologies Corp.	281,382	36,635,936
		220,466,733
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	47,017	3,965,884
Expeditors International of Washington, Inc.	60,103	4,559,414
FedEx Corp.	82,953	13,620,053
United Parcel Service, Inc. Class B	242,112	25,002,906
		47,148,257
Airlines - 0.4%
Alaska Air Group, Inc.	42,297	2,703,201
American Airlines Group, Inc.	137,304	4,477,483
Delta Air Lines, Inc.	206,998	11,747,137
Southwest Airlines Co.	169,926	8,628,842
United Continental Holdings, Inc. (a)	76,916	6,733,996
		34,290,659
Building Products - 0.3%
A.O. Smith Corp.	48,717	2,297,494
Allegion PLC	32,451	3,587,458
Fortune Brands Home & Security, Inc.	48,286	2,758,579
Johnson Controls International PLC	276,732	11,431,799
Masco Corp.	101,173	3,970,029
		24,045,359
Commercial Services & Supplies - 0.4%
Cintas Corp.	29,478	6,994,835
Copart, Inc. (a)	69,996	5,231,501
Republic Services, Inc.	74,972	6,495,574
Rollins, Inc.	50,636	1,816,313
Waste Management, Inc.	135,602	15,644,403
		36,182,626
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	40,072	3,381,676
Quanta Services, Inc.	48,563	1,854,621
		5,236,297
Electrical Equipment - 0.6%
AMETEK, Inc.	78,879	7,165,368
Eaton Corp. PLC	146,874	12,231,667
Emerson Electric Co.	213,424	14,239,649
Fortive Corp.	102,095	8,322,784
Rockwell Automation, Inc.	41,070	6,728,498
		48,687,966
Industrial Conglomerates - 1.5%
3M Co.	200,054	34,677,360
General Electric Co.	3,025,389	31,766,585
Honeywell International, Inc.	252,389	44,064,596
Roper Technologies, Inc.	36,043	13,201,109
		123,709,650
Machinery - 1.5%
Caterpillar, Inc.	198,476	27,050,294
Cummins, Inc.	50,167	8,595,614
Deere & Co.	110,005	18,228,929
Dover Corp.	50,559	5,066,012
Flowserve Corp. (b)	45,000	2,371,050
Illinois Tool Works, Inc.	104,044	15,690,876
Ingersoll-Rand PLC	83,680	10,599,746
PACCAR, Inc.	120,348	8,624,138
Parker Hannifin Corp.	44,443	7,555,754
Pentair PLC	54,162	2,014,826
Snap-On, Inc. (b)	19,107	3,164,883
Stanley Black & Decker, Inc.	52,511	7,593,616
Wabtec Corp. (b)	55,844	4,007,365
Xylem, Inc.	62,586	5,234,693
		125,797,796
Professional Services - 0.3%
Equifax, Inc.	42,057	5,687,789
IHS Markit Ltd. (a)	126,390	8,053,571
Nielsen Holdings PLC	122,115	2,759,799
Robert Half International, Inc.	40,910	2,332,279
Verisk Analytics, Inc.	56,687	8,302,378
		27,135,816
Road & Rail - 1.0%
CSX Corp.	266,926	20,652,065
J.B. Hunt Transport Services, Inc.	29,886	2,731,879
Kansas City Southern	34,679	4,224,596
Norfolk Southern Corp.	92,365	18,411,115
Union Pacific Corp.	245,602	41,533,754
		87,553,409
Trading Companies & Distributors - 0.2%
Fastenal Co.	199,441	6,499,782
United Rentals, Inc. (a)	27,343	3,626,502
W.W. Grainger, Inc.	15,495	4,156,224
		14,282,508

TOTAL INDUSTRIALS		794,537,076

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	18,257	4,739,882
Cisco Systems, Inc.	1,484,644	81,254,566
F5 Networks, Inc. (a)	20,906	3,044,541
Juniper Networks, Inc.	119,529	3,183,057
Motorola Solutions, Inc.	57,204	9,537,623
		101,759,669
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	103,820	9,960,491
Corning, Inc.	272,573	9,057,601
FLIR Systems, Inc.	46,540	2,517,814
IPG Photonics Corp. (a)	12,191	1,880,462
Keysight Technologies, Inc. (a)	65,349	5,868,994
TE Connectivity Ltd.	117,045	11,210,570
		40,495,932
IT Services - 5.3%
Accenture PLC Class A	221,190	40,869,276
Akamai Technologies, Inc. (a)	57,011	4,568,862
Alliance Data Systems Corp.	15,658	2,194,156
Automatic Data Processing, Inc.	150,918	24,951,273
Broadridge Financial Solutions, Inc.	40,316	5,147,547
Cognizant Technology Solutions Corp. Class A	197,667	12,530,111
DXC Technology Co.	93,390	5,150,459
Fidelity National Information Services, Inc.	112,440	13,794,139
Fiserv, Inc. (a)(b)	136,246	12,420,185
FleetCor Technologies, Inc. (a)	29,983	8,420,726
Gartner, Inc. (a)	31,289	5,035,652
Global Payments, Inc.	54,145	8,670,239
IBM Corp.	307,560	42,412,524
Jack Henry & Associates, Inc.	26,515	3,550,889
MasterCard, Inc. Class A	311,685	82,450,033
Paychex, Inc.	110,651	9,105,471
PayPal Holdings, Inc. (a)	407,511	46,643,709
The Western Union Co. (b)	149,751	2,978,547
Total System Services, Inc.	56,512	7,248,794
VeriSign, Inc. (a)	36,485	7,631,203
Visa, Inc. Class A	603,023	104,654,642
		450,428,437
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	307,967	9,352,958
Analog Devices, Inc.	128,334	14,485,059
Applied Materials, Inc.	324,917	14,592,022
Broadcom, Inc.	137,305	39,524,617
Intel Corp.	1,552,940	74,339,238
KLA-Tencor Corp.	56,244	6,648,041
Lam Research Corp.	52,047	9,776,508
Maxim Integrated Products, Inc.	93,927	5,618,713
Microchip Technology, Inc. (b)	82,287	7,134,283
Micron Technology, Inc. (a)	384,185	14,825,699
NVIDIA Corp.	211,293	34,700,649
Qorvo, Inc. (a)	41,027	2,732,808
Qualcomm, Inc.	421,711	32,079,556
Skyworks Solutions, Inc.	59,801	4,620,823
Texas Instruments, Inc.	325,422	37,345,429
Xilinx, Inc.	88,155	10,395,238
		318,171,641
Software - 6.8%
Adobe, Inc. (a)	169,256	49,871,280
ANSYS, Inc. (a)	29,171	5,974,804
Autodesk, Inc. (a)	76,225	12,417,053
Cadence Design Systems, Inc. (a)	97,359	6,893,991
Citrix Systems, Inc.	43,627	4,281,554
Fortinet, Inc. (a)	50,625	3,889,519
Intuit, Inc.	89,927	23,500,623
Microsoft Corp.	2,657,844	356,044,779
Oracle Corp.	841,597	47,945,781
Red Hat, Inc. (a)	61,647	11,574,841
Salesforce.com, Inc. (a)	269,387	40,874,090
Symantec Corp.	213,535	4,646,522
Synopsys, Inc. (a)	51,999	6,691,751
		574,606,588
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	1,516,137	300,073,835
Hewlett Packard Enterprise Co.	462,891	6,920,220
HP, Inc.	523,023	10,873,648
NetApp, Inc.	85,839	5,296,266
Seagate Technology LLC	87,727	4,133,696
Western Digital Corp.	101,815	4,841,303
Xerox Corp.	68,247	2,416,626
		334,555,594

TOTAL INFORMATION TECHNOLOGY		1,820,017,861

MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	76,373	17,288,556
Albemarle Corp. U.S. (b)	36,332	2,558,136
Celanese Corp. Class A	44,009	4,744,170
CF Industries Holdings, Inc.	76,576	3,576,865
Dow, Inc. (a)	260,076	12,824,348
DowDuPont, Inc.	259,936	19,513,396
Eastman Chemical Co.	48,021	3,737,474
Ecolab, Inc.	87,983	17,371,364
FMC Corp.	45,348	3,761,617
International Flavors & Fragrances, Inc. (b)	35,248	5,114,132
Linde PLC	188,273	37,805,218
LyondellBasell Industries NV Class A	105,604	9,095,673
PPG Industries, Inc.	81,695	9,534,623
Sherwin-Williams Co.	28,213	12,929,736
The Mosaic Co.	121,835	3,049,530
		162,904,838
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	21,750	5,004,893
Vulcan Materials Co.	45,852	6,295,938
		11,300,831
Containers & Packaging - 0.4%
Amcor PLC (a)(b)	563,951	6,479,797
Avery Dennison Corp.	29,559	3,419,385
Ball Corp.	115,977	8,117,230
International Paper Co.	137,502	5,956,587
Packaging Corp. of America	32,464	3,094,468
Sealed Air Corp.	53,469	2,287,404
WestRock Co.	89,789	3,274,605
		32,629,476
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	503,449	5,845,043
Newmont Goldcorp Corp.	284,562	10,947,100
Nucor Corp.	106,004	5,840,820
		22,632,963

TOTAL MATERIALS		229,468,108

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc. (b)	39,360	5,553,302
American Tower Corp.	153,233	31,328,487
Apartment Investment & Management Co. Class A	52,002	2,606,340
AvalonBay Communities, Inc.	48,211	9,795,511
Boston Properties, Inc.	53,779	6,937,491
Crown Castle International Corp.	144,194	18,795,688
Digital Realty Trust, Inc. (b)	72,000	8,480,880
Duke Realty Corp.	123,419	3,901,275
Equinix, Inc.	29,170	14,710,139
Equity Residential (SBI)	128,122	9,727,022
Essex Property Trust, Inc.	22,836	6,666,513
Extra Space Storage, Inc.	44,385	4,709,249
Federal Realty Investment Trust (SBI)	26,178	3,370,679
HCP, Inc.	166,280	5,317,634
Host Hotels & Resorts, Inc.	258,201	4,704,422
Iron Mountain, Inc. (b)	98,382	3,079,357
Kimco Realty Corp.	144,769	2,675,331
Mid-America Apartment Communities, Inc.	39,815	4,688,614
Prologis, Inc.	218,809	17,526,601
Public Storage	52,122	12,413,897
Realty Income Corp.	108,803	7,504,143
Regency Centers Corp.	57,547	3,840,687
SBA Communications Corp. Class A (a)	39,384	8,855,099
Simon Property Group, Inc.	107,274	17,138,094
SL Green Realty Corp.	29,621	2,380,640
The Macerich Co. (b)	36,372	1,218,098
UDR, Inc.	97,802	4,390,332
Ventas, Inc.	127,609	8,722,075
Vornado Realty Trust	60,757	3,894,524
Welltower, Inc.	140,535	11,457,819
Weyerhaeuser Co.	259,038	6,823,061
		253,213,004
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	109,314	5,607,808

TOTAL REAL ESTATE		258,820,812

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	83,438	4,095,137
American Electric Power Co., Inc.	171,021	15,051,558
Duke Energy Corp.	252,541	22,284,218
Edison International	113,132	7,626,228
Entergy Corp.	65,856	6,778,558
Evergy, Inc.	84,377	5,075,277
Eversource Energy (b)	111,513	8,448,225
Exelon Corp.	336,895	16,150,746
FirstEnergy Corp.	174,745	7,480,833
NextEra Energy, Inc.	165,997	34,006,145
Pinnacle West Capital Corp.	38,528	3,625,100
PPL Corp.	250,058	7,754,299
Southern Co.	360,942	19,952,874
Xcel Energy, Inc.	178,890	10,642,166
		168,971,364
Gas Utilities - 0.0%
Atmos Energy Corp.	40,865	4,313,709
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	92,578	3,251,339
The AES Corp.	231,368	3,877,728
		7,129,067
Multi-Utilities - 1.1%
Ameren Corp.	85,016	6,385,552
CenterPoint Energy, Inc.	175,045	5,011,538
CMS Energy Corp.	99,085	5,738,012
Consolidated Edison, Inc.	113,056	9,912,750
Dominion Resources, Inc.	278,282	21,516,764
DTE Energy Co.	63,295	8,094,165
NiSource, Inc.	130,737	3,765,226
Public Service Enterprise Group, Inc.	174,875	10,286,148
Sempra Energy	95,197	13,083,876
WEC Energy Group, Inc.	109,254	9,108,506
		92,902,537
Water Utilities - 0.1%
American Water Works Co., Inc.	62,618	7,263,688

TOTAL UTILITIES		280,580,365

TOTAL COMMON STOCKS
(Cost $3,933,999,572)		8,476,078,817

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.42% (c)	65,662,149	65,675,281
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	104,084,642	104,095,050
TOTAL MONEY MARKET FUNDS
(Cost $169,765,104)		169,770,331
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $4,103,764,676)		8,645,849,148
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(152,494,267)
NET ASSETS - 100%		$8,493,354,881

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	142	Sept. 2019	$20,903,820	$243,776	$243,776

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,035,937
Fidelity Securities Lending Cash Central Fund	261,350
Total	$1,297,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$863,298,559	$863,298,559	$--	$--
Consumer Discretionary	863,507,101	863,507,101	--	--
Consumer Staples	616,035,950	616,035,950	--	--
Energy	427,561,411	427,561,411	--	--
Financials	1,111,505,911	1,111,505,911	--	--
Health Care	1,210,745,663	1,210,745,663	--	--
Industrials	794,537,076	794,537,076	--	--
Information Technology	1,820,017,861	1,820,017,861	--	--
Materials	229,468,108	229,468,108	--	--
Real Estate	258,820,812	258,820,812	--	--
Utilities	280,580,365	280,580,365	--	--
Money Market Funds	169,770,331	169,770,331	--	--
Total Investments in Securities:	$8,645,849,148	$8,645,849,148	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$243,776	$243,776	$--	$--
Total Assets	$243,776	$243,776	$--	$--
Total Derivative Instruments:	$243,776	$243,776	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$243,776	$0
Total Equity Risk	243,776	0
Total Value of Derivatives	$243,776	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,703,923) — See accompanying schedule: Unaffiliated issuers (cost $3,933,999,572)	$8,476,078,817
Fidelity Central Funds (cost $169,765,104)	169,770,331
Total Investment in Securities (cost $4,103,764,676)		$8,645,849,148
Segregated cash with brokers for derivative instruments		1,171,800
Cash		12,943
Receivable for fund shares sold		757,190
Dividends receivable		6,960,801
Distributions receivable from Fidelity Central Funds		88,698
Receivable for daily variation margin on futures contracts		126,755
Other receivables		23,644
Total assets		8,654,990,979
Liabilities
Payable for investments purchased	$49,868,591
Payable for fund shares redeemed	6,636,425
Accrued management fee	312,641
Distribution and service plan fees payable	338,898
Other affiliated payables	382,116
Other payables and accrued expenses	23,608
Collateral on securities loaned	104,073,819
Total liabilities		161,636,098
Net Assets		$8,493,354,881
Net Assets consist of:
Paid in capital		$3,865,103,818
Total distributable earnings (loss)		4,628,251,063
Net Assets		$8,493,354,881
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,768,077,307 ÷ 23,018,895 shares)		$294.02
Service Class:
Net Asset Value, offering price and redemption price per share ($106,333,939 ÷ 363,085 shares)		$292.86
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,618,943,635 ÷ 5,576,901 shares)		$290.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$80,287,280
Interest		43,869
Income from Fidelity Central Funds (including $261,350 from security lending)		1,297,287
Total income		81,628,436
Expenses
Management fee	$1,794,184
Transfer agent fees	2,192,891
Distribution and service plan fees	1,838,259
Independent trustees' fees and expenses	18,627
Legal	327
Interest	15,126
Commitment fees	10,867
Total expenses before reductions	5,870,281
Expense reductions	(2,853)
Total expenses after reductions		5,867,428
Net investment income (loss)		75,761,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,184,272
Fidelity Central Funds	2,653
Futures contracts	7,496,038
Total net realized gain (loss)		10,682,963
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,195,903,257
Fidelity Central Funds	(1,736)
Futures contracts	(443,027)
Total change in net unrealized appreciation (depreciation)		1,195,458,494
Net gain (loss)		1,206,141,457
Net increase (decrease) in net assets resulting from operations		$1,281,902,465

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$75,761,008	$139,900,685
Net realized gain (loss)	10,682,963	103,785,461
Change in net unrealized appreciation (depreciation)	1,195,458,494	(560,106,509)
Net increase (decrease) in net assets resulting from operations	1,281,902,465	(316,420,363)
Distributions to shareholders	(124,967,390)	(175,009,093)
Share transactions - net increase (decrease)	510,708,614	(418,325,147)
Total increase (decrease) in net assets	1,667,643,689	(909,754,603)
Net Assets
Beginning of period	6,825,711,192	7,735,465,795
End of period	$8,493,354,881	$6,825,711,192

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Index 500 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$252.46	$271.18	$227.46	$206.43	$208.12	$186.29
Income from Investment Operations
Net investment income (loss)A	2.72	5.09	4.71	4.42	4.15	3.75
Net realized and unrealized gain (loss)	43.47	(17.22)	44.36	20.06	(1.44)	21.58
Total from investment operations	46.19	(12.13)	49.07	24.48	2.71	25.33
Distributions from net investment income	(1.36)	(5.28)B	(4.57)	(3.23)	(4.26)	(3.31)
Distributions from net realized gain	(3.27)	(1.31)B	(.78)	(.22)	(.13)	(.18)
Total distributions	(4.63)	(6.59)	(5.35)	(3.45)	(4.40)C	(3.50)D
Net asset value, end of period	$294.02	$252.46	$271.18	$227.46	$206.43	$208.12
Total ReturnE,F,G	18.47%	(4.49)%	21.71%	11.86%	1.33%	13.57%
Ratios to Average Net AssetsH,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.94%J	1.82%	1.89%	2.07%	1.98%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$6,768,077	$5,719,086	$6,139,813	$5,001,375	$4,103,865	$3,823,973
Portfolio turnover rateK	5%J	5%	5%	6%	9%	3%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.40 per share is comprised of distributions from net investment income of $4.262 and distributions from net realized gain of $.133 per share.

 D Total distributions of $3.50 per share is comprised of distributions from net investment income of $3.314 and distributions from net realized gain of $.184 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$251.57	$270.23	$226.70	$205.82	$207.49	$185.77
Income from Investment Operations
Net investment income (loss)A	2.57	4.79	4.44	4.19	3.93	3.54
Net realized and unrealized gain (loss)	43.31	(17.13)	44.21	19.97	(1.43)	21.50
Total from investment operations	45.88	(12.34)	48.65	24.16	2.50	25.04
Distributions from net investment income	(1.31)	(5.01)B	(4.34)	(3.07)	(4.03)	(3.14)
Distributions from net realized gain	(3.27)	(1.31)B	(.78)	(.22)	(.13)	(.18)
Total distributions	(4.59)C	(6.32)	(5.12)	(3.28)D	(4.17)E	(3.32)
Net asset value, end of period	$292.86	$251.57	$270.23	$226.70	$205.82	$207.49
Total ReturnF,G,H	18.41%	(4.59)%	21.59%	11.75%	1.24%	13.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%K	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%K	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.84%K	1.72%	1.79%	1.97%	1.88%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$106,334	$89,704	$92,965	$77,697	$64,618	$64,442
Portfolio turnover rateL	5%K	5%	5%	6%	9%	3%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.59 per share is comprised of distributions from net investment income of $1.314 and distributions from net realized gain of $3.273 per share.

 D Total distributions of $3.28 per share is comprised of distributions from net investment income of $3.068 and distributions from net realized gain of $.216 per share.

 E Total distributions of $4.17 per share is comprised of distributions from net investment income of $4.033 and distributions from net realized gain of $.133 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Index 500 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$249.51	$267.78	$224.72	$204.25	$206.02	$184.56
Income from Investment Operations
Net investment income (loss)A	2.35	4.34	4.04	3.88	3.59	3.23
Net realized and unrealized gain (loss)	42.94	(16.96)	43.79	19.76	(1.42)	21.34
Total from investment operations	45.29	(12.62)	47.83	23.64	2.17	24.57
Distributions from net investment income	(1.23)	(4.34)B	(3.99)	(2.95)	(3.80)	(2.92)
Distributions from net realized gain	(3.27)	(1.31)B	(.78)	(.22)	(.13)	(.18)
Total distributions	(4.51)C	(5.65)	(4.77)	(3.17)	(3.94)D	(3.11)E
Net asset value, end of period	$290.29	$249.51	$267.78	$224.72	$204.25	$206.02
Total ReturnF,G,H	18.32%	(4.73)%	21.41%	11.58%	1.08%	13.29%
Ratios to Average Net AssetsI,J
Expenses before reductions	.35%K	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.35%K	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%K	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.70%K	1.57%	1.64%	1.82%	1.73%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,618,944	$1,016,922	$1,502,688	$1,215,228	$575,158	$466,026
Portfolio turnover rateL	5%K	5%	5%	6%	9%	3%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $4.51 per share is comprised of distributions from net investment income of $1.234 and distributions from net realized gain of $3.273 per share.

 D Total distributions of $3.94 per share is comprised of distributions from net investment income of $3.804 and distributions from net realized gain of $.133 per share.

 E Total distributions of $3.11 per share is comprised of distributions from net investment income of $2.923 and distributions from net realized gain of $.184 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Index 500 Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $23,606 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2018.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, deferred trustees compensation and losses deferred due to wash sales and certain deemed distributions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,727,075,182
Gross unrealized depreciation	(197,256,834)
Net unrealized appreciation (depreciation)	$4,529,818,348
Tax cost	$4,116,274,576

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $652,397,930 and $203,649,644, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .045% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that total expenses do not exceed an annual rate of .10% of each class' average net assets, excluding the distribution and service fee for each applicable class, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$50,485
Service Class 2	1,787,774
$1,838,259

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .055% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$1,771,814
Service Class	27,767
Service Class 2	393,310
$2,192,891

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$23,250,333	2.60%	$15,126

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,867 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,853.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Initial Class	$105,246,265	$146,828,196
Service Class	1,641,702	2,204,592
Service Class 2	18,079,423	25,976,305
Total	$124,967,390	$175,009,093

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Initial Class
Shares sold	1,387,469	2,237,184	$387,431,390	$616,855,660
Reinvestment of distributions	391,847	574,264	105,246,265	146,828,196
Shares redeemed	(1,413,579)	(2,799,244)	(398,179,982)	(772,493,556)
Net increase (decrease)	365,737	12,204	$94,497,673	$(8,809,700)
Service Class
Shares sold	18,546	33,610	$5,146,980	$9,342,521
Reinvestment of distributions	6,134	8,652	1,641,702	2,204,592
Shares redeemed	(18,172)	(29,706)	(5,075,128)	(8,241,258)
Net increase (decrease)	6,508	12,556	$1,713,554	$3,305,855
Service Class 2
Shares sold	2,012,674	667,272	$550,002,478	$183,031,179
Reinvestment of distributions	68,111	102,379	18,079,423	25,976,305
Shares redeemed	(579,541)	(2,305,703)	(153,584,514)	(621,828,786)
Net increase (decrease)	1,501,244	(1,536,052)	$414,497,387	$(412,821,302)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 39% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Initial Class	.10%
Actual		$1,000.00	$1,184.70	$.54
Hypothetical-C		$1,000.00	$1,024.30	$.50
Service Class	.20%
Actual		$1,000.00	$1,184.10	$1.08
Hypothetical-C		$1,000.00	$1,023.80	$1.00
Service Class 2.35%
Actual		$1,000.00	$1,183.20	$1.89
Hypothetical-C		$1,000.00	$1,023.06	$1.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Index 500 Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and a peer group of funds with similar objectives ("peer group"), if any. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Index 500 Portfolio

2018 Total Return % vs. Lipper VIP S&P 500 Index Funds Objective and S&P 500:
75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
14.400
14.300
14.200
14.100
14.000
13.900
13.800
13.700
14.374
14.246
14.070
13.962
13.790
41.00
40.00
39.00
38.00
37.00
40.23
39.85
39.10
38.80
38.05
89.00
88.00
87.00
86.00
85.00
84.00
83.00
82.00
87.70
86.85
85.28
84.53
83.04
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	99%	100%	100%
Service Class	87%	87%	91%
Service Class 2	52%	56%	55%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation agreements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for 2016 and 2018.

VIP Index 500 Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board noted that the total expense ratio of each of Initial Class and Service Class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Service Class 2 ranked equal to the competitive median for the 12-month period ended June 30, 2018.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.10%; Service Class: 0.20%; and Service Class 2: 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the applicable class.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

VIPIDX-SANN-0819
1.705630.121

Fidelity® Variable Insurance Products: Total Market Index Portfolio Extended Market Index Portfolio International Index Portfolio Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Contents

VIP Total Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Extended Market Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP International Index Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

VIP Total Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Microsoft Corp.	3.5
Apple, Inc.	3.0
Amazon.com, Inc.	2.6
Facebook, Inc. Class A	1.6
Berkshire Hathaway, Inc. Class B	1.4
Johnson & Johnson	1.3
JPMorgan Chase & Co.	1.3
Alphabet, Inc. Class C	1.1
Alphabet, Inc. Class A	1.1
Exxon Mobil Corp.	1.1
18.0

Top Market Sectors as of June 30, 2019

% of fund's net assets
Information Technology	21.1
Health Care	13.9
Financials	13.4
Consumer Discretionary	10.4
Industrials	10.0
Communication Services	9.0
Consumer Staples	6.3
Energy	4.6
Real Estate	3.9
Utilities	3.1

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks and Equity Futures	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 3.8%

VIP Total Market Index Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	31,224	$1,046,316
Atn International, Inc.	44	2,540
Bandwidth, Inc. (a)	22	1,650
CenturyLink, Inc.	4,046	47,581
Cincinnati Bell, Inc. (a)	220	1,089
Cogent Communications Group, Inc.	171	10,151
Consolidated Communications Holdings, Inc.	284	1,400
Frontier Communications Corp. (a)(b)	471	824
Globalstar, Inc. (a)	3,059	1,468
Intelsat SA (a)	286	5,563
Iridium Communications, Inc. (a)	404	9,397
ORBCOMM, Inc. (a)	288	2,088
Pareteum Corp. (a)	313	817
PDVWireless, Inc. (a)	34	1,598
Verizon Communications, Inc.	17,730	1,012,915
Vonage Holdings Corp. (a)	920	10,424
WideOpenWest, Inc. (a)	125	908
Zayo Group Holdings, Inc. (a)	860	28,303
		2,185,032
Entertainment - 1.6%
Activision Blizzard, Inc.	3,244	153,117
AMC Entertainment Holdings, Inc. Class A (b)	209	1,950
Cinemark Holdings, Inc.	456	16,462
Electronic Arts, Inc. (a)	1,284	130,018
Glu Mobile, Inc. (a)	461	3,310
Lions Gate Entertainment Corp.:
Class A	331	4,055
Class B	321	3,727
Live Nation Entertainment, Inc. (a)	586	38,823
Marcus Corp.	94	3,098
Netflix, Inc. (a)	1,876	689,092
Rosetta Stone, Inc. (a)	78	1,785
Take-Two Interactive Software, Inc. (a)	484	54,949
The Madison Square Garden Co. (a)	74	20,716
The Walt Disney Co.	6,389	892,160
Viacom, Inc.:
Class A	107	3,649
Class B (non-vtg.)	1,415	42,266
World Wrestling Entertainment, Inc. Class A	181	13,070
Zynga, Inc. (a)	3,554	21,786
		2,094,033
Interactive Media & Services - 4.0%
Alphabet, Inc.:
Class A (a)	1,290	1,396,812
Class C (a)	1,311	1,417,073
ANGI Homeservices, Inc. Class A (a)	222	2,888
Care.com, Inc. (a)	93	1,021
CarGurus, Inc. Class A (a)	139	5,019
Cars.com, Inc. (a)	267	5,265
Eventbrite, Inc.	47	761
Facebook, Inc. Class A (a)	10,300	1,987,900
IAC/InterActiveCorp (a)	331	72,002
Liberty TripAdvisor Holdings, Inc. (a)	313	3,881
Match Group, Inc.	220	14,799
MeetMe, Inc. (a)	275	957
QuinStreet, Inc. (a)	191	3,027
Snap, Inc. Class A (a)	2,936	41,985
TripAdvisor, Inc. (a)	433	20,044
TrueCar, Inc. (a)	447	2,441
Twitter, Inc. (a)	3,074	107,283
Yelp, Inc. (a)	333	11,382
Zillow Group, Inc.:
Class A (a)	235	10,754
Class C (a)	463	21,479
		5,126,773
Media - 1.6%
Altice U.S.A., Inc. Class A	510	12,419
AMC Networks, Inc. Class A (a)	186	10,135
Cable One, Inc.	21	24,591
CBS Corp. Class B	1,434	71,557
Charter Communications, Inc. Class A (a)	760	300,337
Comcast Corp. Class A	19,534	825,898
comScore, Inc. (a)	171	882
Discovery Communications, Inc.:
Class A (a)	747	22,933
Class C (non-vtg.) (a)	1,447	41,167
DISH Network Corp. Class A (a)	976	37,488
E.W. Scripps Co. Class A	232	3,547
Emerald Expositions Events, Inc.	117	1,305
Entercom Communications Corp. Class A	493	2,859
Entravision Communication Corp. Class A	238	743
Fluent, Inc. (a)	238	1,280
Fox Corp.:
Class A	1,500	54,960
Class B	690	25,206
Gannett Co., Inc.	449	3,664
GCI Liberty, Inc. (a)	419	25,752
Gray Television, Inc. (a)	326	5,343
Interpublic Group of Companies, Inc.	1,616	36,505
John Wiley & Sons, Inc. Class A	192	8,805
Liberty Broadband Corp.:
Class A (a)	156	16,043
Class C (a)	604	62,949
Liberty Global PLC:
Class A (a)	1,055	28,474
Class C (a)	2,342	62,133
Liberty Latin America Ltd.:
Class A (a)	178	3,067
Class C (a)	525	9,025
Liberty Media Corp.:
Liberty Braves Class C (a)	158	4,419
Liberty Formula One Group Series C (a)	925	34,604
Liberty Media Class A (a)	47	1,685
Liberty SiriusXM Series A (a)	411	15,540
Liberty SiriusXM Series C (a)	608	23,092
Loral Space & Communications Ltd. (a)	65	2,243
Meredith Corp.	167	9,195
MSG Network, Inc. Class A (a)	276	5,724
National CineMedia, Inc.	252	1,653
New Media Investment Group, Inc.	227	2,143
News Corp.:
Class A	1,378	18,589
Class B	768	10,721
Nexstar Broadcasting Group, Inc. Class A	195	19,695
Omnicom Group, Inc.	954	78,180
Scholastic Corp.	108	3,590
Sinclair Broadcast Group, Inc. Class A	301	16,143
Sirius XM Holdings, Inc. (b)	5,494	30,657
TechTarget, Inc. (a)	81	1,721
Tegna, Inc.	913	13,832
The New York Times Co. Class A	603	19,670
Tribune Media Co. Class A	354	16,362
Tribune Publishing Co.	60	478
		2,029,003
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	184	3,306
Gogo, Inc. (a)	293	1,166
NII Holdings, Inc. (a)	363	613
Shenandoah Telecommunications Co.	193	7,434
Spok Holdings, Inc.	71	1,068
T-Mobile U.S., Inc. (a)	1,335	98,977
Telephone & Data Systems, Inc.	387	11,765
U.S. Cellular Corp. (a)	65	2,904
Vobile Group Ltd. (a)	2,000	702
		127,935

TOTAL COMMUNICATION SERVICES		11,562,776

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.3%
Adient PLC	363	8,810
American Axle & Manufacturing Holdings, Inc. (a)	461	5,882
Aptiv PLC	1,121	90,610
Autoliv, Inc.	366	25,807
BorgWarner, Inc.	881	36,984
Cooper Tire & Rubber Co.	211	6,657
Cooper-Standard Holding, Inc. (a)	75	3,437
Dana, Inc.	631	12,582
Delphi Technologies PLC	398	7,960
Dorman Products, Inc. (a)	121	10,544
Fox Factory Holding Corp. (a)	163	13,449
Garrett Motion, Inc. (a)	336	5,158
Gentex Corp.	1,101	27,096
Gentherm, Inc. (a)	147	6,149
LCI Industries	106	9,540
Lear Corp.	275	38,299
Modine Manufacturing Co. (a)	194	2,776
Motorcar Parts of America, Inc. (a)	67	1,434
Standard Motor Products, Inc.	88	3,990
Stoneridge, Inc. (a)	120	3,786
Superior Industries International, Inc.	55	190
Tenneco, Inc.	217	2,407
The Goodyear Tire & Rubber Co.	1,000	15,300
Tower International, Inc.	72	1,404
Veoneer, Inc. (a)(b)	355	6,145
Visteon Corp. (a)	120	7,030
		353,426
Automobiles - 0.4%
Ford Motor Co.	16,608	169,900
General Motors Co.	5,748	221,470
Harley-Davidson, Inc.	686	24,579
REV Group, Inc.	142	2,046
Tesla, Inc. (a)(b)	577	128,936
Thor Industries, Inc.	215	12,567
Winnebago Industries, Inc.	126	4,870
		564,368
Distributors - 0.1%
Core-Mark Holding Co., Inc.	201	7,984
Genuine Parts Co.	624	64,634
LKQ Corp. (a)	1,344	35,764
Pool Corp.	169	32,279
		140,661
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	252	11,353
American Public Education, Inc. (a)	66	1,952
Bright Horizons Family Solutions, Inc. (a)	248	37,416
Career Education Corp. (a)	307	5,854
Carriage Services, Inc.	58	1,103
Chegg, Inc. (a)	434	16,748
Frontdoor, Inc. (a)	285	12,412
Graham Holdings Co.	18	12,421
Grand Canyon Education, Inc. (a)	203	23,755
H&R Block, Inc.	871	25,520
Houghton Mifflin Harcourt Co. (a)	466	2,684
K12, Inc. (a)	156	4,744
Laureate Education, Inc. Class A (a)	291	4,572
Regis Corp. (a)	121	2,009
Service Corp. International	771	36,067
ServiceMaster Global Holdings, Inc. (a)	582	30,316
Sotheby's Class A (Ltd. vtg.) (a)	141	8,196
Strategic Education, Inc.	94	16,732
Weight Watchers International, Inc. (a)	182	3,476
Zovio, Inc. (a)	63	226
		257,556
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	1,050	37,863
BFC Financial Corp. Class A	249	1,223
BJ's Restaurants, Inc.	99	4,350
Bloomin' Brands, Inc.	390	7,375
Boyd Gaming Corp.	348	9,375
Brinker International, Inc.	159	6,257
Caesars Entertainment Corp. (a)	2,470	29,195
Carnival Corp.	1,703	79,275
Carrols Restaurant Group, Inc. (a)	157	1,418
Chipotle Mexican Grill, Inc. (a)	104	76,220
Choice Hotels International, Inc.	145	12,616
Churchill Downs, Inc.	153	17,606
Chuy's Holdings, Inc. (a)	77	1,765
Cracker Barrel Old Country Store, Inc.	100	17,073
Darden Restaurants, Inc.	530	64,517
Dave & Buster's Entertainment, Inc.	161	6,516
Del Frisco's Restaurant Group, Inc. (a)(b)	153	1,218
Del Taco Restaurants, Inc. (a)	134	1,718
Denny's Corp. (a)	273	5,605
Dine Brands Global, Inc.	73	6,969
Domino's Pizza, Inc.	176	48,977
Drive Shack, Inc. (a)	181	849
Dunkin' Brands Group, Inc.	347	27,642
El Pollo Loco Holdings, Inc. (a)	75	800
Eldorado Resorts, Inc. (a)(b)	278	12,807
Everi Holdings, Inc. (a)	325	3,877
Extended Stay America, Inc. unit	812	13,715
Fiesta Restaurant Group, Inc. (a)	72	946
Golden Entertainment, Inc. (a)	91	1,274
Habit Restaurants, Inc. Class A (a)	121	1,269
Hilton Grand Vacations, Inc. (a)	410	13,046
Hilton Worldwide Holdings, Inc.	1,261	123,250
Hyatt Hotels Corp. Class A	185	14,084
International Speedway Corp. Class A	105	4,713
Jack in the Box, Inc.	111	9,034
Las Vegas Sands Corp.	1,567	92,594
Lindblad Expeditions Holdings (a)	126	2,262
Marriott International, Inc. Class A	1,204	168,909
Marriott Vacations Worldwide Corp.	170	16,388
McDonald's Corp.	3,311	687,562
MGM Mirage, Inc.	2,135	60,997
Monarch Casino & Resort, Inc. (a)	40	1,710
Noodles & Co. (a)	147	1,158
Norwegian Cruise Line Holdings Ltd. (a)	938	50,305
Papa John's International, Inc.	89	3,980
Penn National Gaming, Inc. (a)	464	8,937
Planet Fitness, Inc. (a)	376	27,237
Playa Hotels & Resorts NV (a)	209	1,611
PlayAGS, Inc. (a)	83	1,614
Potbelly Corp. (a)	153	779
Red Robin Gourmet Burgers, Inc. (a)	57	1,742
Red Rock Resorts, Inc.	303	6,508
Royal Caribbean Cruises Ltd.	730	88,483
Ruth's Hospitality Group, Inc.	109	2,475
Scientific Games Corp. Class A (a)	223	4,420
SeaWorld Entertainment, Inc. (a)	292	9,052
Shake Shack, Inc. Class A (a)	106	7,653
Six Flags Entertainment Corp.	306	15,202
Starbucks Corp.	5,364	449,664
Texas Roadhouse, Inc. Class A	286	15,350
The Cheesecake Factory, Inc.	167	7,301
U.S. Foods Holding Corp. (a)	925	33,078
Vail Resorts, Inc.	171	38,164
Wendy's Co.	785	15,370
Wingstop, Inc.	123	11,654
Wyndham Destinations, Inc.	420	18,438
Wyndham Hotels & Resorts, Inc.	423	23,578
Wynn Resorts Ltd.	417	51,704
YETI Holdings, Inc.	65	1,882
Yum! Brands, Inc.	1,327	146,859
		2,739,057
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	145	1,393
Cavco Industries, Inc. (a)	38	5,987
Century Communities, Inc. (a)	120	3,190
D.R. Horton, Inc.	1,456	62,797
Ethan Allen Interiors, Inc.	97	2,043
Garmin Ltd.	513	40,937
GoPro, Inc. Class A (a)	478	2,610
Helen of Troy Ltd. (a)	114	14,887
Hooker Furniture Corp.	58	1,196
Hovnanian Enterprises, Inc. Class A (a)	3	23
Installed Building Products, Inc. (a)	91	5,389
iRobot Corp. (a)	120	10,997
KB Home	372	9,572
La-Z-Boy, Inc.	211	6,469
Leggett & Platt, Inc.	556	21,334
Lennar Corp.:
Class A	1,151	55,777
Class B	180	6,932
LGI Homes, Inc. (a)	77	5,500
Libbey, Inc. (a)	58	108
Lovesac (a)	35	1,087
M.D.C. Holdings, Inc.	215	7,048
M/I Homes, Inc. (a)	118	3,368
Meritage Homes Corp. (a)	164	8,420
Mohawk Industries, Inc. (a)	268	39,522
Newell Brands, Inc.	1,812	27,941
NVR, Inc. (a)	16	53,924
PulteGroup, Inc.	1,100	34,782
Roku, Inc. Class A (a)	213	19,294
Skyline Champion Corp.	177	4,846
Taylor Morrison Home Corp. (a)	513	10,752
Tempur Sealy International, Inc. (a)	196	14,381
Toll Brothers, Inc.	579	21,203
TopBuild Corp. (a)	151	12,497
TRI Pointe Homes, Inc. (a)	588	7,038
Tupperware Brands Corp.	207	3,939
Turtle Beach Corp. (a)	50	578
Universal Electronics, Inc. (a)	52	2,133
Vuzix Corp. (a)	22	90
Whirlpool Corp.	270	38,437
William Lyon Homes, Inc. (a)	154	2,807
Zagg, Inc. (a)	132	919
		572,147
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	123	2,322
Amazon.com, Inc. (a)	1,760	3,332,789
Duluth Holdings, Inc. (a)	23	313
eBay, Inc.	4,005	158,198
Etsy, Inc. (a)	511	31,360
Expedia, Inc.	505	67,180
Gaia, Inc. Class A (a)	88	667
Groupon, Inc. (a)	1,818	6,508
GrubHub, Inc. (a)	384	29,948
Lands' End, Inc. (a)	91	1,112
Liberty Expedia Holdings, Inc. (a)	235	11,231
Liberty Interactive Corp. QVC Group Series A (a)	1,769	21,918
Overstock.com, Inc. (a)	98	1,333
PetMed Express, Inc.	89	1,395
Quotient Technology, Inc. (a)	346	3,716
Shutterfly, Inc. (a)	141	7,128
Shutterstock, Inc.	73	2,861
Stamps.com, Inc. (a)	73	3,305
Stitch Fix, Inc. (a)	101	3,231
The Booking Holdings, Inc. (a)	200	374,942
The Rubicon Project, Inc. (a)	138	878
Wayfair LLC Class A (a)	263	38,398
		4,100,733
Leisure Products - 0.1%
Acushnet Holdings Corp.	149	3,913
American Outdoor Brands Corp. (a)	196	1,766
Brunswick Corp.	363	16,658
Callaway Golf Co.	405	6,950
Clarus Corp.	89	1,285
Hasbro, Inc.	495	52,312
Johnson Outdoors, Inc. Class A	24	1,790
Malibu Boats, Inc. Class A (a)	90	3,497
Mattel, Inc. (a)(b)	1,476	16,546
MCBC Holdings, Inc.(a)	87	1,704
Nautilus, Inc. (a)	70	155
Polaris Industries, Inc.	247	22,534
Sturm, Ruger & Co., Inc.	75	4,086
Vista Outdoor, Inc. (a)	221	1,962
		135,158
Multiline Retail - 0.4%
Big Lots, Inc.	172	4,921
Dillard's, Inc. Class A	85	5,294
Dollar General Corp.	1,117	150,974
Dollar Tree, Inc. (a)	1,011	108,571
JC Penney Corp., Inc. (a)(b)	1,440	1,642
Kohl's Corp.	706	33,570
Macy's, Inc.	1,292	27,726
Nordstrom, Inc.	488	15,548
Ollie's Bargain Outlet Holdings, Inc. (a)	220	19,164
Target Corp.	2,217	192,014
		559,424
Specialty Retail - 2.2%
Aaron's, Inc. Class A	291	17,870
Abercrombie & Fitch Co. Class A	276	4,427
Advance Auto Parts, Inc.	310	47,783
America's Car Mart, Inc. (a)	28	2,410
American Eagle Outfitters, Inc.	703	11,881
Armstrong Flooring, Inc. (a)	125	1,231
Asbury Automotive Group, Inc. (a)	85	7,169
Ascena Retail Group, Inc. (a)	687	419
At Home Group, Inc. (a)	100	666
AutoNation, Inc. (a)	250	10,485
AutoZone, Inc. (a)	107	117,643
Barnes & Noble Education, Inc. (a)	142	477
Barnes & Noble, Inc.	204	1,365
Bed Bath & Beyond, Inc. (b)	587	6,821
Best Buy Co., Inc.	996	69,451
Boot Barn Holdings, Inc. (a)	116	4,134
Burlington Stores, Inc. (a)	286	48,663
Caleres, Inc.	170	3,386
Camping World Holdings, Inc.	152	1,888
CarMax, Inc. (a)	743	64,515
Carvana Co. Class A (a)	142	8,888
Chico's FAS, Inc.	441	1,486
Citi Trends, Inc.	32	468
Conn's, Inc. (a)	100	1,782
Dick's Sporting Goods, Inc.	318	11,012
DSW, Inc. Class A	288	5,521
Express, Inc. (a)	222	606
Five Below, Inc. (a)	238	28,565
Floor & Decor Holdings, Inc. Class A (a)	240	10,056
Foot Locker, Inc.	490	20,541
GameStop Corp. Class A (b)	448	2,451
Gap, Inc.	906	16,281
Genesco, Inc. (a)	88	3,722
GNC Holdings, Inc. Class A (a)	240	360
Group 1 Automotive, Inc.	75	6,142
Guess?, Inc.	263	4,247
Haverty Furniture Companies, Inc.	68	1,158
Hibbett Sports, Inc. (a)	99	1,802
IAA Spinco, Inc. (a)	576	22,337
Kirkland's, Inc. (a)	58	131
L Brands, Inc.	975	25,448
Lithia Motors, Inc. Class A (sub. vtg.)	93	11,047
Lowe's Companies, Inc.	3,461	349,250
Lumber Liquidators Holdings, Inc. (a)	132	1,525
MarineMax, Inc. (a)	81	1,332
Michaels Companies, Inc. (a)	360	3,132
Monro, Inc.	141	12,027
Murphy U.S.A., Inc. (a)	123	10,336
O'Reilly Automotive, Inc. (a)	341	125,938
Office Depot, Inc.	2,396	4,936
Party City Holdco, Inc. (a)(b)	234	1,715
Penske Automotive Group, Inc.	149	7,048
Rent-A-Center, Inc. (a)	187	4,980
RH (a)	79	9,132
Ross Stores, Inc.	1,643	162,854
Sally Beauty Holdings, Inc. (a)	497	6,630
Shoe Carnival, Inc.	52	1,435
Signet Jewelers Ltd.	207	3,701
Sleep Number Corp. (a)	149	6,018
Sonic Automotive, Inc. Class A (sub. vtg.)	115	2,685
Sportsman's Warehouse Holdings, Inc. (a)	124	469
Tailored Brands, Inc.	207	1,194
The Buckle, Inc. (b)	130	2,250
The Cato Corp. Class A (sub. vtg.)	98	1,207
The Children's Place Retail Stores, Inc.	70	6,677
The Container Store Group, Inc. (a)	110	805
The Home Depot, Inc.	4,846	1,007,823
Tiffany & Co., Inc.	463	43,355
Tile Shop Holdings, Inc.	112	448
Tilly's, Inc.	106	809
TJX Companies, Inc.	5,406	285,869
Tractor Supply Co.	520	56,576
Ulta Beauty, Inc. (a)	240	83,254
Urban Outfitters, Inc. (a)	331	7,530
Williams-Sonoma, Inc.	341	22,165
Zumiez, Inc. (a)	74	1,931
		2,843,771
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	637	22,091
Carter's, Inc.	196	19,118
Columbia Sportswear Co.	127	12,720
Crocs, Inc. (a)	274	5,412
Deckers Outdoor Corp. (a)	125	21,996
Fossil Group, Inc. (a)(b)	213	2,450
G-III Apparel Group Ltd. (a)	171	5,031
Hanesbrands, Inc.	1,525	26,261
Kontoor Brands, Inc. (a)	190	5,324
lululemon athletica, Inc. (a)	448	80,734
Movado Group, Inc.	67	1,809
NIKE, Inc. Class B	5,504	462,061
Oxford Industries, Inc.	74	5,609
PVH Corp.	319	30,190
Ralph Lauren Corp.	232	26,353
Rocky Brands, Inc.	37	1,009
Samsonite International SA (c)	1,200	2,753
Samsonite International SA ADR	1,008	11,572
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	573	18,044
Steven Madden Ltd.	328	11,136
Tapestry, Inc.	1,224	38,838
Under Armour, Inc.:
Class A (sub. vtg.) (a)	810	20,534
Class C (non-vtg.) (a)	794	17,627
Unifi, Inc. (a)	60	1,090
Vera Bradley, Inc. (a)	105	1,260
VF Corp.	1,383	120,805
Wolverine World Wide, Inc.	412	11,346
		983,173

TOTAL CONSUMER DISCRETIONARY		13,249,474

CONSUMER STAPLES - 6.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	36	13,599
Brown-Forman Corp. Class B (non-vtg.)	707	39,189
Coca-Cola Bottling Co. Consolidated	21	6,284
Constellation Brands, Inc. Class A (sub. vtg.)	706	139,040
Craft Brew Alliance, Inc. (a)	65	909
MGP Ingredients, Inc.	57	3,780
Molson Coors Brewing Co. Class B	798	44,688
Monster Beverage Corp. (a)	1,693	108,064
National Beverage Corp.	55	2,455
PepsiCo, Inc.	6,050	793,337
Primo Water Corp. (a)	160	1,968
The Coca-Cola Co.	16,417	835,954
		1,989,267
Food & Staples Retailing - 1.3%
Andersons, Inc.	96	2,615
BJ's Wholesale Club Holdings, Inc.	278	7,339
Casey's General Stores, Inc.	156	24,334
Chefs' Warehouse Holdings (a)	94	3,297
Costco Wholesale Corp.	1,887	498,659
Ingles Markets, Inc. Class A	64	1,992
Kroger Co.	3,394	73,684
Natural Grocers by Vitamin Cottage, Inc. (a)	65	653
Performance Food Group Co. (a)	447	17,893
PriceSmart, Inc.	92	4,703
Rite Aid Corp. (a)(b)	198	1,586
SpartanNash Co.	139	1,622
Sprouts Farmers Market LLC (a)	551	10,408
Sysco Corp.	2,034	143,844
United Natural Foods, Inc. (a)	237	2,126
Walgreens Boots Alliance, Inc.	3,418	186,862
Walmart, Inc.	6,092	673,105
Weis Markets, Inc.	73	2,658
		1,657,380
Food Products - 1.1%
Archer Daniels Midland Co.	2,384	97,267
B&G Foods, Inc. Class A (b)	270	5,616
Bunge Ltd.	603	33,593
Cal-Maine Foods, Inc.	126	5,257
Calavo Growers, Inc.	65	6,288
Campbell Soup Co.	814	32,617
Conagra Brands, Inc.	2,065	54,764
Darling International, Inc. (a)	716	14,241
Dean Foods Co. (b)	332	307
Farmer Brothers Co. (a)	69	1,130
Flowers Foods, Inc.	766	17,825
Fresh Del Monte Produce, Inc.	142	3,827
Freshpet, Inc. (a)	102	4,642
General Mills, Inc.	2,534	133,086
Hormel Foods Corp. (b)	1,160	47,026
Hostess Brands, Inc. Class A (a)	443	6,397
Ingredion, Inc.	301	24,829
J&J Snack Foods Corp.	65	10,462
John B. Sanfilippo & Son, Inc.	33	2,630
Kellogg Co.	1,078	57,748
Lamb Weston Holdings, Inc.	626	39,663
Lancaster Colony Corp.	84	12,482
Limoneira Co.	55	1,097
McCormick & Co., Inc. (non-vtg.)	518	80,295
Mondelez International, Inc.	6,283	338,654
nLIGHT, Inc. (a)	21	403
Pilgrim's Pride Corp. (a)	215	5,459
Post Holdings, Inc. (a)	281	29,216
Sanderson Farms, Inc.	87	11,881
Seaboard Corp.	1	4,137
The Hain Celestial Group, Inc. (a)	380	8,322
The Hershey Co.	596	79,882
The J.M. Smucker Co.	484	55,752
The Kraft Heinz Co.	2,644	82,070
The Simply Good Foods Co. (a)	214	5,153
Tootsie Roll Industries, Inc.	79	2,917
TreeHouse Foods, Inc. (a)	242	13,092
Tyson Foods, Inc. Class A	1,255	101,329
		1,431,356
Household Products - 1.4%
Central Garden & Pet Co. (a)	95	2,560
Central Garden & Pet Co. Class A (non-vtg.) (a)	126	3,105
Church & Dwight Co., Inc.	1,047	76,494
Clorox Co.	543	83,139
Colgate-Palmolive Co.	3,767	269,981
Energizer Holdings, Inc.	262	10,124
Funko, Inc. (a)	54	1,308
Kimberly-Clark Corp.	1,508	200,986
Procter & Gamble Co.	10,663	1,169,198
Spectrum Brands Holdings, Inc.	189	10,163
WD-40 Co.	57	9,065
		1,836,123
Personal Products - 0.2%
Avon Products, Inc. (a)	1,907	7,399
Coty, Inc. Class A	1,922	25,755
Edgewell Personal Care Co. (a)	238	6,414
elf Beauty, Inc. (a)	81	1,142
Estee Lauder Companies, Inc. Class A	934	171,025
Herbalife Nutrition Ltd. (a)	444	18,985
Inter Parfums, Inc.	74	4,920
MediFast, Inc.	52	6,672
Natural Health Trends Corp.	6	48
Nu Skin Enterprises, Inc. Class A	240	11,837
USANA Health Sciences, Inc. (a)	58	4,607
		258,804
Tobacco - 0.7%
22nd Century Group, Inc. (a)(b)	530	1,108
Altria Group, Inc.	8,083	382,730
Philip Morris International, Inc.	6,677	524,345
Pyxus International, Inc. (a)	44	669
Turning Point Brands, Inc.	31	1,518
Universal Corp.	102	6,199
Vector Group Ltd.	423	4,124
		920,693

TOTAL CONSUMER STAPLES		8,093,623

ENERGY - 4.6%
Energy Equipment & Services - 0.5%
Archrock, Inc.	579	6,137
Baker Hughes, a GE Co. Class A	2,190	53,940
Basic Energy Services, Inc. (a)	19	36
C&J Energy Services, Inc. (a)	279	3,287
Carbo Ceramics, Inc. (a)	24	32
Core Laboratories NV	182	9,515
Diamond Offshore Drilling, Inc. (a)(b)	271	2,404
Dmc Global, Inc.	62	3,928
Dril-Quip, Inc. (a)	149	7,152
Ensco PLC Class A (b)	484	4,129
Exterran Corp. (a)	111	1,578
Forum Energy Technologies, Inc. (a)	281	961
Frank's International NV (a)	318	1,736
FTS International, Inc. (a)	151	843
Halliburton Co.	4,110	93,461
Helix Energy Solutions Group, Inc. (a)	597	5,152
Helmerich & Payne, Inc.	469	23,741
ION Geophysical Corp. (a)	64	515
KLX Energy Services Holdings, Inc. (a)	81	1,655
Liberty Oilfield Services, Inc. Class A	143	2,314
Mammoth Energy Services, Inc.	36	248
Matrix Service Co. (a)	126	2,553
McDermott International, Inc. (a)	747	7,216
Nabors Industries Ltd.	1,268	3,677
National Oilwell Varco, Inc.	1,633	36,302
Newpark Resources, Inc. (a)	424	3,146
Noble Corp. (a)	900	1,683
Oceaneering International, Inc. (a)	403	8,217
Oil States International, Inc. (a)	267	4,886
Patterson-UTI Energy, Inc.	950	10,935
Pioneer Energy Services Corp. (a)	455	115
RPC, Inc.	224	1,615
Schlumberger Ltd.	6,043	240,149
SEACOR Holdings, Inc. (a)	67	3,183
Solaris Oilfield Infrastructure, Inc. Class A	127	1,902
Superior Energy Services, Inc. (a)	675	878
TechnipFMC PLC	1,805	46,822
TETRA Technologies, Inc. (a)	598	975
Tidewater, Inc. (a)	123	2,888
Transocean Ltd. (United States) (a)	2,185	14,006
U.S. Silica Holdings, Inc.	356	4,553
		618,465
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	921	949
Anadarko Petroleum Corp.	2,144	151,281
Antero Resources Corp. (a)	959	5,303
Apache Corp.	1,617	46,844
Arch Coal, Inc.	77	7,254
Bonanza Creek Energy, Inc. (a)	77	1,608
Cabot Oil & Gas Corp.	1,838	42,200
California Resources Corp. (a)(b)	190	3,739
Callon Petroleum Co. (a)	926	6,102
Carrizo Oil & Gas, Inc. (a)	337	3,377
Centennial Resource Development, Inc. Class A (a)	777	5,897
Cheniere Energy, Inc. (a)	942	64,480
Chesapeake Energy Corp. (a)(b)	3,814	7,437
Chevron Corp.	8,202	1,020,657
Cimarex Energy Co.	408	24,207
Clean Energy Fuels Corp. (a)	585	1,562
CNX Resources Corp. (a)	881	6,440
Concho Resources, Inc.	852	87,909
ConocoPhillips Co.	4,995	304,695
CONSOL Energy, Inc. (a)	113	3,007
Contango Oil & Gas Co. (a)	26	45
Continental Resources, Inc. (a)	375	15,784
CVR Energy, Inc.	124	6,199
Delek U.S. Holdings, Inc.	323	13,088
Denbury Resources, Inc. (a)	1,843	2,285
Devon Energy Corp.	1,996	56,926
Diamondback Energy, Inc.	657	71,593
Earthstone Energy, Inc. (a)	120	734
EOG Resources, Inc.	2,517	234,484
EQT Corp.	1,094	17,296
Equitrans Midstream Corp.	865	17,049
Evolution Petroleum Corp.	132	944
Extraction Oil & Gas, Inc. (a)(b)	521	2,256
Exxon Mobil Corp.	18,171	1,392,444
Green Plains, Inc.	142	1,531
Gulfport Energy Corp. (a)	628	3,083
Halcon Resources Corp. (a)	390	69
Hess Corp.	1,060	67,384
Highpoint Resources, Inc. (a)	535	974
HollyFrontier Corp.	675	31,239
International Seaways, Inc. (a)	125	2,375
Jagged Peak Energy, Inc. (a)	234	1,935
Kinder Morgan, Inc.	8,068	168,460
Kosmos Energy Ltd.	974	6,107
Laredo Petroleum, Inc. (a)	577	1,673
Lonestar Resources U.S., Inc. (a)	186	426
Magnolia Oil & Gas Corp. Class A (a)	376	4,354
Marathon Oil Corp.	3,546	50,389
Marathon Petroleum Corp.	2,939	164,231
Matador Resources Co. (a)	427	8,489
Midstates Petroleum Co., Inc. (a)	123	724
Montage Resources Corp. (a)	6	37
Murphy Oil Corp.	698	17,206
Nine Energy Service, Inc. (a)	38	659
Noble Energy, Inc.	2,046	45,830
Northern Oil & Gas, Inc. (a)	814	1,571
Oasis Petroleum, Inc. (a)	1,189	6,754
Occidental Petroleum Corp.	3,211	161,449
ONEOK, Inc.	1,750	120,418
Overseas Shipholding Group, Inc. (a)	351	660
Par Pacific Holdings, Inc. (a)	135	2,770
Parsley Energy, Inc. Class A (a)	1,117	21,234
PBF Energy, Inc. Class A	513	16,057
PDC Energy, Inc. (a)	281	10,133
Peabody Energy Corp.	341	8,218
Penn Virginia Corp. (a)	52	1,595
Phillips 66 Co.	1,805	168,840
Pioneer Natural Resources Co.	725	111,549
QEP Resources, Inc. (a)	975	7,049
Range Resources Corp.	862	6,017
Renewable Energy Group, Inc. (a)	150	2,379
Rex American Resources Corp. (a)	23	1,677
Ring Energy, Inc. (a)	284	923
SandRidge Energy, Inc. (a)	159	1,100
SemGroup Corp. Class A	259	3,108
SM Energy Co.	424	5,308
Southwestern Energy Co. (a)	2,444	7,723
SRC Energy, Inc. (a)	1,002	4,970
Talos Energy, Inc. (a)	90	2,165
Targa Resources Corp.	969	38,043
Teekay Corp.	238	819
Teekay Tankers Ltd. (a)	1,073	1,373
Tellurian, Inc. (a)	430	3,376
The Williams Companies, Inc.	5,150	144,406
Ultra Petroleum Corp. (a)	807	145
Unit Corp. (a)	224	1,991
Uranium Energy Corp. (a)	918	1,258
Valero Energy Corp.	1,805	154,526
W&T Offshore, Inc. (a)	370	1,835
Whiting Petroleum Corp. (a)(b)	374	6,986
World Fuel Services Corp.	291	10,464
WPX Energy, Inc. (a)	1,690	19,452
		5,261,591

TOTAL ENERGY		5,880,056

FINANCIALS - 13.4%
Banks - 5.6%
1st Source Corp.	82	3,805
Allegiance Bancshares, Inc. (a)	43	1,434
Amalgamated Bank	54	942
Ameris Bancorp	173	6,780
Associated Banc-Corp.	729	15,411
Atlantic Capital Bancshares, Inc. (a)	88	1,507
Banc of California, Inc.	183	2,557
BancFirst Corp.	61	3,395
Bancorp, Inc., Delaware (a)	267	2,382
BancorpSouth Bank	369	10,716
Bank of America Corp.	39,204	1,136,916
Bank of Hawaii Corp.	181	15,007
Bank of Marin Bancorp	45	1,846
Bank OZK	504	15,165
BankUnited, Inc.	458	15,453
Banner Corp.	126	6,823
BB&T Corp.	3,277	160,999
Berkshire Hills Bancorp, Inc.	154	4,834
BOK Financial Corp.	141	10,643
Boston Private Financial Holdings, Inc.	420	5,069
Brookline Bancorp, Inc., Delaware	324	4,983
Bryn Mawr Bank Corp.	74	2,762
Byline Bancorp, Inc. (a)	59	1,128
Cadence Bancorp Class A	541	11,253
Carolina Financial Corp.	77	2,702
Cathay General Bancorp	349	12,533
CBTX, Inc.	64	1,801
Centerstate Banks of Florida, Inc.	882	20,312
Central Pacific Financial Corp.	145	4,344
Chemical Financial Corp.	290	11,922
CIT Group, Inc.	453	23,801
Citigroup, Inc.	10,537	737,906
Citizens Financial Group, Inc.	1,993	70,472
City Holding Co.	71	5,414
Columbia Banking Systems, Inc.	299	10,818
Comerica, Inc.	690	50,122
Commerce Bancshares, Inc.	435	25,952
Community Bank System, Inc.	209	13,761
Community Trust Bancorp, Inc.	81	3,425
ConnectOne Bancorp, Inc.	147	3,331
Cullen/Frost Bankers, Inc.	270	25,288
Customers Bancorp, Inc. (a)	110	2,310
CVB Financial Corp.	416	8,748
Eagle Bancorp, Inc.	134	7,253
East West Bancorp, Inc.	622	29,091
Enterprise Financial Services Corp.	96	3,994
Equity Bancshares, Inc. (a)	60	1,600
Fifth Third Bancorp	3,067	85,569
Financial Institutions, Inc.	74	2,157
First Bancorp, North Carolina	129	4,698
First Bancorp, Puerto Rico	919	10,146
First Busey Corp.	192	5,071
First Citizens Bancshares, Inc.	39	17,561
First Commonwealth Financial Corp.	394	5,307
First Financial Bancorp, Ohio	393	9,518
First Financial Bankshares, Inc.	570	17,550
First Financial Corp., Indiana	40	1,606
First Foundation, Inc.	183	2,460
First Hawaiian, Inc.	359	9,287
First Horizon National Corp.	1,393	20,797
First Internet Bancorp	26	560
First Interstate Bancsystem, Inc.	149	5,902
First Merchants Corp.	227	8,603
First Midwest Bancorp, Inc., Delaware	468	9,580
First of Long Island Corp.	105	2,108
First Republic Bank	697	68,062
Flushing Financial Corp.	97	2,153
FNB Corp., Pennsylvania	1,396	16,431
Franklin Financial Network, Inc.	58	1,616
Fulton Financial Corp.	710	11,623
German American Bancorp, Inc.	79	2,379
Glacier Bancorp, Inc.	361	14,639
Great Southern Bancorp, Inc.	46	2,753
Great Western Bancorp, Inc.	567	20,253
Hancock Whitney Corp.	370	14,822
Hanmi Financial Corp.	134	2,984
Heartland Financial U.S.A., Inc.	124	5,547
Heritage Commerce Corp.	169	2,070
Heritage Financial Corp., Washington	120	3,545
Hilltop Holdings, Inc.	287	6,104
Home Bancshares, Inc.	690	13,289
Hope Bancorp, Inc.	559	7,703
Horizon Bancorp, Inc. Indiana	136	2,222
Huntington Bancshares, Inc.	4,521	62,480
IBERIABANK Corp.	234	17,749
Independent Bank Corp.	93	2,026
Independent Bank Corp., Massachusetts	129	9,823
Independent Bank Group, Inc.	146	8,024
International Bancshares Corp.	240	9,050
Investors Bancorp, Inc.	978	10,905
JPMorgan Chase & Co.	14,278	1,596,280
KeyCorp	4,402	78,136
Lakeland Bancorp, Inc.	220	3,553
Lakeland Financial Corp.	115	5,385
LegacyTexas Financial Group, Inc.	180	7,328
Live Oak Bancshares, Inc.	115	1,972
M&T Bank Corp.	597	101,532
Mercantile Bank Corp.	61	1,987
Midland States Bancorp, Inc.	78	2,084
National Bank Holdings Corp.	115	4,175
NBT Bancorp, Inc.	183	6,864
OFG Bancorp	195	4,635
Old Line Bancshares, Inc.	57	1,517
Old National Bancorp, Indiana	604	10,020
Old Second Bancorp, Inc.	98	1,251
Opus Bank	92	1,942
Origin Bancorp, Inc.	23	759
Pacific Premier Bancorp, Inc.	178	5,497
PacWest Bancorp	514	19,959
Park National Corp.	64	6,361
Peapack-Gladstone Financial Corp.	62	1,743
Peoples Bancorp, Inc.	107	3,452
Peoples United Financial, Inc.	1,618	27,150
Pinnacle Financial Partners, Inc.	310	17,819
PNC Financial Services Group, Inc.	1,962	269,343
Popular, Inc.	427	23,160
Preferred Bank, Los Angeles	55	2,599
Prosperity Bancshares, Inc.	286	18,890
QCR Holdings, Inc.	50	1,744
Regions Financial Corp.	4,402	65,766
Renasant Corp.	218	7,835
S&T Bancorp, Inc.	138	5,172
Sandy Spring Bancorp, Inc.	169	5,895
Seacoast Banking Corp., Florida (a)	214	5,444
ServisFirst Bancshares, Inc.	209	7,160
Signature Bank	228	27,552
Simmons First National Corp. Class A	372	8,653
South State Corp.	147	10,829
Southside Bancshares, Inc.	121	3,918
Sterling Bancorp	961	20,450
Stock Yards Bancorp, Inc.	87	3,145
SunTrust Banks, Inc.	1,910	120,044
SVB Financial Group (a)	227	50,982
Synovus Financial Corp.	712	24,920
TCF Financial Corp.	730	15,177
Texas Capital Bancshares, Inc. (a)	216	13,256
Tompkins Financial Corp.	55	4,488
TowneBank	295	8,048
Trico Bancshares	96	3,629
TriState Capital Holdings, Inc. (a)	94	2,006
Triumph Bancorp, Inc. (a)	95	2,760
Trustmark Corp.	317	10,540
U.S. Bancorp	6,455	338,242
UMB Financial Corp.	181	11,913
Umpqua Holdings Corp.	902	14,964
Union Bankshares Corp.	266	9,398
United Bankshares, Inc., West Virginia	445	16,505
United Community Bank, Inc.	341	9,739
Univest Corp. of Pennsylvania	121	3,177
Valley National Bancorp	1,429	15,405
Veritex Holdings, Inc.	194	5,034
Washington Trust Bancorp, Inc.	55	2,870
Webster Financial Corp.	381	18,200
Wells Fargo & Co.	18,230	862,644
WesBanco, Inc.	259	9,984
Westamerica Bancorp.	104	6,407
Western Alliance Bancorp. (a)	406	18,156
Wintrust Financial Corp.	238	17,412
Zions Bancorp NA	821	37,750
		7,108,048
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	225	20,732
Ameriprise Financial, Inc.	593	86,080
Artisan Partners Asset Management, Inc.	229	6,302
Bank of New York Mellon Corp.	3,868	170,772
BGC Partners, Inc. Class A	1,172	6,130
BlackRock, Inc. Class A	535	251,076
Blucora, Inc. (a)	212	6,438
Cboe Global Markets, Inc.	474	49,121
Charles Schwab Corp.	5,112	205,451
CME Group, Inc.	1,546	300,094
Cohen & Steers, Inc.	89	4,578
Cowen Group, Inc. Class A (a)	129	2,218
Diamond Hill Investment Group, Inc.	12	1,701
Donnelley Financial Solutions, Inc. (a)	134	1,788
E*TRADE Financial Corp.	1,085	48,391
Eaton Vance Corp. (non-vtg.)	497	21,436
Evercore, Inc. Class A	169	14,968
FactSet Research Systems, Inc.	162	46,423
Federated Investors, Inc. Class B (non-vtg.)	411	13,358
Franklin Resources, Inc.	1,257	43,744
Gain Capital Holdings, Inc.	20	83
Goldman Sachs Group, Inc.	1,499	306,695
Greenhill & Co., Inc.	78	1,060
Hamilton Lane, Inc. Class A	71	4,051
Houlihan Lokey	142	6,323
Interactive Brokers Group, Inc.	312	16,910
IntercontinentalExchange, Inc.	2,420	207,975
INTL FCStone, Inc. (a)	72	2,850
Invesco Ltd.	1,736	35,519
Janus Henderson Group PLC	721	15,429
Lazard Ltd. Class A	555	19,086
Legg Mason, Inc.	365	13,972
LPL Financial	370	30,181
MarketAxess Holdings, Inc.	160	51,427
Moelis & Co. Class A	187	6,536
Moody's Corp.	709	138,475
Morgan Stanley	5,727	250,900
Morningstar, Inc.	77	11,137
MSCI, Inc.	374	89,307
Northern Trust Corp.	943	84,870
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34	925
Piper Jaffray Companies	61	4,530
PJT Partners, Inc.	85	3,444
Raymond James Financial, Inc.	542	45,826
S&P Global, Inc.	1,103	251,252
SEI Investments Co.	553	31,023
State Street Corp.	1,616	90,593
Stifel Financial Corp.	309	18,250
T. Rowe Price Group, Inc.	1,024	112,343
TD Ameritrade Holding Corp.	1,151	57,458
The NASDAQ OMX Group, Inc.	488	46,931
Virtu Financial, Inc. Class A	262	5,706
Virtus Investment Partners, Inc.	30	3,222
Waddell & Reed Financial, Inc. Class A (b)	305	5,084
Westwood Holdings Group, Inc.	24	845
WisdomTree Investments, Inc.	506	3,122
		3,274,141
Consumer Finance - 0.7%
Ally Financial, Inc.	1,759	54,511
American Express Co.	3,042	375,504
Capital One Financial Corp.	2,014	182,750
Credit Acceptance Corp. (a)	52	25,159
CURO Group Holdings Corp. (a)	91	1,006
Discover Financial Services	1,429	110,876
Encore Capital Group, Inc. (a)	117	3,963
Enova International, Inc. (a)	148	3,411
EZCORP, Inc. (non-vtg.) Class A (a)(b)	226	2,140
First Cash Financial Services, Inc.	188	18,804
Green Dot Corp. Class A (a)	207	10,122
LendingClub Corp. (a)	1,904	6,245
Navient Corp.	957	13,063
Nelnet, Inc. Class A	86	5,093
OneMain Holdings, Inc.	320	10,819
PRA Group, Inc. (a)	197	5,544
Regional Management Corp. (a)	62	1,635
Santander Consumer U.S.A. Holdings, Inc.	493	11,812
SLM Corp.	1,863	18,108
Synchrony Financial	2,811	97,457
World Acceptance Corp. (a)	28	4,595
		962,617
Diversified Financial Services - 1.5%
AXA Equitable Holdings, Inc.	575	12,018
Berkshire Hathaway, Inc. Class B (a)	8,326	1,774,853
Cannae Holdings, Inc. (a)	294	8,520
Columbia Financial, Inc. (a)	174	2,627
FB Financial Corp.	63	2,306
FGL Holdings Class A	732	6,149
Focus Financial Partners, Inc. Class A	73	1,994
Jefferies Financial Group, Inc.	1,197	23,018
On Deck Capital, Inc. (a)	153	635
Pennymac Financial Services, Inc.	257	5,700
Victory Capital Holdings, Inc. (a)	48	825
Voya Financial, Inc.	661	36,553
		1,875,198
Insurance - 2.7%
AFLAC, Inc.	3,234	177,256
Alleghany Corp. (a)	63	42,910
Allstate Corp.	1,464	148,874
AMBAC Financial Group, Inc. (a)	203	3,421
American Equity Investment Life Holding Co.	390	10,592
American Financial Group, Inc.	297	30,434
American International Group, Inc.	3,761	200,386
American National Insurance Co.	37	4,309
Amerisafe, Inc.	83	5,293
Aon PLC	1,024	197,612
Arch Capital Group Ltd. (a)	1,724	63,926
Argo Group International Holdings, Ltd.	139	10,293
Arthur J. Gallagher & Co.	782	68,495
Assurant, Inc.	223	23,723
Assured Guaranty Ltd.	452	19,020
Athene Holding Ltd. (a)	540	23,252
Axis Capital Holdings Ltd.	353	21,056
Brighthouse Financial, Inc. (a)	506	18,565
Brown & Brown, Inc.	1,000	33,500
Chubb Ltd.	1,958	288,394
Cincinnati Financial Corp.	643	66,660
CNO Financial Group, Inc.	674	11,242
eHealth, Inc. (a)	75	6,458
Employers Holdings, Inc.	138	5,833
Enstar Group Ltd. (a)	62	10,805
Erie Indemnity Co. Class A	84	21,360
Everest Re Group Ltd.	172	42,515
FBL Financial Group, Inc. Class A	33	2,105
First American Financial Corp.	477	25,615
FNF Group	1,171	47,191
Genworth Financial, Inc. Class A	2,223	8,247
Goosehead Insurance	43	2,055
Greenlight Capital Re, Ltd. (a)	134	1,138
Hanover Insurance Group, Inc.	181	23,222
Hartford Financial Services Group, Inc.	1,526	85,029
HCI Group, Inc.	39	1,578
Health Insurance Innovations, Inc. (a)	52	1,348
Heritage Insurance Holdings, Inc.	117	1,803
Horace Mann Educators Corp.	169	6,809
James River Group Holdings Ltd.	130	6,097
Kemper Corp.	261	22,522
Kinsale Capital Group, Inc.	85	7,776
Lincoln National Corp.	913	58,843
Loews Corp.	1,177	64,347
Maiden Holdings Ltd.	97	62
Markel Corp. (a)	59	64,286
Marsh & McLennan Companies, Inc.	2,141	213,565
MBIA, Inc. (a)	362	3,370
Mercury General Corp.	114	7,125
MetLife, Inc.	4,195	208,366
National General Holdings Corp.	283	6,492
National Western Life Group, Inc.	8	2,056
Old Republic International Corp.	1,214	27,169
Primerica, Inc.	179	21,471
Principal Financial Group, Inc.	1,111	64,349
ProAssurance Corp.	229	8,269
Progressive Corp.	2,479	198,146
Prudential Financial, Inc.	1,757	177,457
Reinsurance Group of America, Inc.	266	41,504
RenaissanceRe Holdings Ltd.	170	30,262
RLI Corp.	169	14,485
Safety Insurance Group, Inc.	60	5,708
Selective Insurance Group, Inc.	250	18,723
Stewart Information Services Corp.	94	3,806
The Travelers Companies, Inc.	1,126	168,360
Third Point Reinsurance Ltd. (a)	298	3,075
Torchmark Corp.	433	38,736
Trupanion, Inc. (a)	106	3,830
United Fire Group, Inc.	85	4,119
United Insurance Holdings Corp.	105	1,497
Universal Insurance Holdings, Inc.	125	3,488
Unum Group	932	31,269
W.R. Berkley Corp.	615	40,547
White Mountains Insurance Group Ltd.	14	14,300
Willis Group Holdings PLC	552	105,730
		3,453,531
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	129	2,051
AGNC Investment Corp.	2,231	37,525
Annaly Capital Management, Inc.	5,915	54,004
Anworth Mortgage Asset Corp.	433	1,641
Apollo Commercial Real Estate Finance, Inc.	490	9,011
Arbor Realty Trust, Inc.	289	3,503
Ares Commercial Real Estate Corp.	103	1,531
Arlington Asset Investment Corp.	136	936
Armour Residential REIT, Inc.	181	3,374
Blackstone Mortgage Trust, Inc.	521	18,537
Capstead Mortgage Corp.	407	3,398
Cherry Hill Mortgage Investment Corp.	65	1,040
Chimera Investment Corp.	785	14,813
Dynex Capital, Inc.	79	1,323
Exantas Capital Corp.	140	1,583
Granite Point Mortgage Trust, Inc.	176	3,377
Invesco Mortgage Capital, Inc.	453	7,302
KKR Real Estate Finance Trust, Inc.	135	2,689
Ladder Capital Corp. Class A	378	6,279
MFA Financial, Inc.	1,932	13,872
New Residential Investment Corp.	1,565	24,085
New York Mortgage Trust, Inc.	724	4,489
Orchid Island Capital, Inc.	236	1,501
PennyMac Mortgage Investment Trust	261	5,698
Redwood Trust, Inc.	398	6,579
Starwood Property Trust, Inc.	1,165	26,469
TPG RE Finance Trust, Inc.	187	3,607
Two Harbors Investment Corp.	1,070	13,557
Western Asset Mortgage Capital Corp.	212	2,116
		275,890
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	28	1,315
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	227	6,186
Capitol Federal Financial, Inc.	578	7,959
Dime Community Bancshares, Inc.	134	2,545
Essent Group Ltd. (a)	409	19,219
Farmer Mac Class C (non-vtg.)	35	2,543
First Defiance Financial Corp.	90	2,571
Flagstar Bancorp, Inc.	115	3,811
HomeStreet, Inc. (a)	115	3,409
Kearny Financial Corp.	458	6,087
LendingTree, Inc. (a)	32	13,441
Meridian Bancorp, Inc. Maryland	220	3,936
Meta Financial Group, Inc.	131	3,675
MGIC Investment Corp. (a)	1,538	20,209
New York Community Bancorp, Inc.	2,067	20,629
NMI Holdings, Inc. (a)	271	7,694
Northfield Bancorp, Inc.	157	2,451
Northwest Bancshares, Inc.	468	8,241
OceanFirst Financial Corp.	157	3,901
Ocwen Financial Corp. (a)	602	1,246
Oritani Financial Corp.	167	2,963
Provident Financial Services, Inc.	238	5,772
Radian Group, Inc.	904	20,656
TFS Financial Corp.	231	4,174
Trustco Bank Corp., New York	350	2,772
United Financial Bancorp, Inc. New	189	2,680
Walker & Dunlop, Inc.	125	6,651
Washington Federal, Inc.	583	20,364
WMI Holdings Corp. (a)	101	809
WSFS Financial Corp.	334	13,794
		220,388

TOTAL FINANCIALS		17,171,128

HEALTH CARE - 13.9%
Biotechnology - 2.6%
AbbVie, Inc.	6,471	470,571
Abeona Therapeutics, Inc. (a)	180	860
ACADIA Pharmaceuticals, Inc. (a)	469	12,536
Acceleron Pharma, Inc. (a)	178	7,312
Achaogen, Inc. (a)	23	0
Achillion Pharmaceuticals, Inc. (a)	639	1,713
Acorda Therapeutics, Inc. (a)	167	1,281
Adamas Pharmaceuticals, Inc. (a)	42	260
Aduro Biotech, Inc. (a)	269	414
Adverum Biotechnologies, Inc. (a)	286	3,401
Aeglea BioTherapeutics, Inc. (a)	123	843
Agenus, Inc. (a)	457	1,371
Agios Pharmaceuticals, Inc. (a)	206	10,275
Aimmune Therapeutics, Inc. (a)	169	3,519
Akebia Therapeutics, Inc. (a)	390	1,888
Alder Biopharmaceuticals, Inc. (a)	232	2,731
Aldeyra Therapeutics, Inc. (a)	125	750
Alexion Pharmaceuticals, Inc. (a)	948	124,169
Alkermes PLC (a)	667	15,034
Allakos, Inc. (a)	28	1,213
Allogene Therapeutics, Inc.	79	2,121
Alnylam Pharmaceuticals, Inc. (a)	377	27,355
AMAG Pharmaceuticals, Inc. (a)	165	1,648
Amgen, Inc.	2,753	507,323
Amicus Therapeutics, Inc. (a)	814	10,159
AnaptysBio, Inc. (a)	94	5,303
Anika Therapeutics, Inc. (a)	61	2,478
Apellis Pharmaceuticals, Inc. (a)	151	3,826
Arcus Biosciences, Inc. (a)	55	437
Arena Pharmaceuticals, Inc. (a)	212	12,430
ArQule, Inc. (a)	427	4,701
Array BioPharma, Inc. (a)	900	41,697
Arrowhead Pharmaceuticals, Inc. (a)	366	9,699
Assembly Biosciences, Inc. (a)	73	985
Atara Biotherapeutics, Inc. (a)	187	3,761
Audentes Therapeutics, Inc. (a)	155	5,868
Avid Bioservices, Inc. (a)	270	1,512
Bellicum Pharmaceuticals, Inc. (a)	72	122
BioCryst Pharmaceuticals, Inc. (a)	477	1,808
Biogen, Inc. (a)	856	200,193
Biohaven Pharmaceutical Holding Co. Ltd. (a)	153	6,700
BioMarin Pharmaceutical, Inc. (a)	756	64,751
Biospecifics Technologies Corp. (a)	19	1,134
bluebird bio, Inc. (a)	230	29,256
Blueprint Medicines Corp. (a)	189	17,828
Calithera Biosciences, Inc. (a)	167	651
Cara Therapeutics, Inc. (a)(b)	125	2,688
CareDx, Inc. (a)	163	5,866
CASI Pharmaceuticals, Inc. (a)	285	912
Catalyst Biosciences, Inc. (a)	98	722
Catalyst Pharmaceutical Partners, Inc. (a)	425	1,632
Celgene Corp. (a)	2,971	274,639
Cellular Biomedicine Group, Inc. (a)	53	876
ChemoCentryx, Inc. (a)	92	856
Clovis Oncology, Inc. (a)	211	3,138
Coherus BioSciences, Inc. (a)	259	5,724
Concert Pharmaceuticals, Inc. (a)	55	660
Corbus Pharmaceuticals Holdings, Inc. (a)	176	1,220
Crinetics Pharmaceuticals, Inc. (a)	41	1,025
Cytokinetics, Inc. (a)	254	2,858
CytomX Therapeutics, Inc. (a)	165	1,851
Deciphera Pharmaceuticals, Inc. (a)	64	1,443
Denali Therapeutics, Inc. (a)	270	5,605
Dicerna Pharmaceuticals, Inc. (a)	177	2,788
Dynavax Technologies Corp. (a)	194	774
Eagle Pharmaceuticals, Inc. (a)	50	2,784
Editas Medicine, Inc. (a)	171	4,231
Eiger Biopharmaceuticals, Inc. (a)	75	795
Emergent BioSolutions, Inc. (a)	195	9,420
Enanta Pharmaceuticals, Inc. (a)	67	5,653
Epizyme, Inc. (a)	285	3,577
Esperion Therapeutics, Inc. (a)	110	5,117
Exact Sciences Corp. (a)	523	61,735
Exelixis, Inc. (a)	1,264	27,012
Fate Therapeutics, Inc. (a)	263	5,339
FibroGen, Inc. (a)	324	14,638
Five Prime Therapeutics, Inc. (a)	126	760
Flexion Therapeutics, Inc. (a)	147	1,808
Galectin Therapeutics, Inc. (a)	201	834
Genomic Health, Inc. (a)	88	5,119
Geron Corp. (a)(b)	863	1,217
Gilead Sciences, Inc.	5,602	378,471
Global Blood Therapeutics, Inc. (a)	235	12,361
GlycoMimetics, Inc. (a)	147	1,752
Halozyme Therapeutics, Inc. (a)	533	9,157
Heron Therapeutics, Inc. (a)	280	5,205
Homology Medicines, Inc. (a)	26	509
ImmunoGen, Inc. (a)	616	1,337
Immunomedics, Inc. (a)	715	9,917
Incyte Corp. (a)	750	63,720
Inovio Pharmaceuticals, Inc. (a)(b)	375	1,103
Insmed, Inc. (a)	338	8,653
Intellia Therapeutics, Inc. (a)	153	2,505
Intercept Pharmaceuticals, Inc. (a)	97	7,718
Intrexon Corp. (a)(b)	272	2,084
Invitae Corp. (a)	267	6,275
Ionis Pharmaceuticals, Inc. (a)	587	37,726
Iovance Biotherapeutics, Inc. (a)	525	12,873
Ironwood Pharmaceuticals, Inc. Class A (a)	618	6,761
Kadmon Holdings, Inc. (a)	461	950
Karyopharm Therapeutics, Inc. (a)	190	1,138
Kindred Biosciences, Inc. (a)	112	933
Kiniksa Pharmaceuticals Ltd. (a)	56	758
Kura Oncology, Inc. (a)	144	2,835
La Jolla Pharmaceutical Co. (a)	126	1,166
Lexicon Pharmaceuticals, Inc. (a)	225	1,415
Ligand Pharmaceuticals, Inc. Class B (a)	92	10,502
Macrogenics, Inc. (a)	140	2,376
Madrigal Pharmaceuticals, Inc. (a)	38	3,983
MannKind Corp. (a)(b)	796	915
Minerva Neurosciences, Inc. (a)	186	1,047
Mirati Therapeutics, Inc. (a)	136	14,008
Momenta Pharmaceuticals, Inc. (a)	434	5,403
Myriad Genetics, Inc. (a)	314	8,723
Natera, Inc. (a)	156	4,302
Neurocrine Biosciences, Inc. (a)	388	32,759
Novavax, Inc. (a)(b)	78	457
Opko Health, Inc. (a)	1,552	3,787
PDL BioPharma, Inc. (a)	644	2,022
Polarityte, Inc. (a)	65	371
Portola Pharmaceuticals, Inc. (a)	291	7,895
Principia Biopharma, Inc.	36	1,195
Progenics Pharmaceuticals, Inc. (a)	375	2,314
Prothena Corp. PLC (a)	164	1,733
PTC Therapeutics, Inc. (a)	205	9,225
Puma Biotechnology, Inc. (a)	132	1,678
Ra Pharmaceuticals, Inc. (a)	124	3,729
Radius Health, Inc. (a)	159	3,873
Regeneron Pharmaceuticals, Inc. (a)	330	103,290
REGENXBIO, Inc. (a)	132	6,781
Repligen Corp. (a)	161	13,838
Retrophin, Inc. (a)	164	3,295
Rigel Pharmaceuticals, Inc. (a)	677	1,767
Rocket Pharmaceuticals, Inc. (a)	97	1,455
Sage Therapeutics, Inc. (a)	199	36,435
Sangamo Therapeutics, Inc. (a)	406	4,373
Sarepta Therapeutics, Inc. (a)	282	42,850
Savara, Inc. (a)	136	322
Scholar Rock Holding Corp. (a)	35	555
Seattle Genetics, Inc. (a)	456	31,560
Solid Biosciences, Inc. (a)	27	155
Sorrento Therapeutics, Inc. (a)	392	1,047
Spark Therapeutics, Inc. (a)	140	14,333
Spectrum Pharmaceuticals, Inc. (a)	398	3,427
Stemline Therapeutics, Inc. (a)	149	2,283
Syndax Pharmaceuticals, Inc. (a)	131	1,220
T2 Biosystems, Inc. (a)	213	358
TG Therapeutics, Inc. (a)	295	2,552
Tocagen, Inc. (a)	92	615
Trevena, Inc. (a)	432	445
Twist Bioscience Corp.	90	2,611
Ultragenyx Pharmaceutical, Inc. (a)	203	12,891
United Therapeutics Corp. (a)	186	14,519
Vanda Pharmaceuticals, Inc. (a)	208	2,931
Veracyte, Inc. (a)	139	3,963
Verastem, Inc. (a)(b)	413	624
Vericel Corp. (a)	186	3,514
Vertex Pharmaceuticals, Inc. (a)	1,120	205,386
Viking Therapeutics, Inc. (a)	196	1,627
Voyager Therapeutics, Inc. (a)	99	2,695
Xencor, Inc. (a)	198	8,104
XOMA Corp. (a)	48	713
Y-mAbs Therapeutics, Inc.	25	572
Zafgen, Inc. (a)	224	267
ZIOPHARM Oncology, Inc. (a)(b)	587	3,422
		3,325,617
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	7,530	633,273
Abiomed, Inc. (a)	193	50,275
Accuray, Inc. (a)	296	1,146
Align Technology, Inc. (a)	310	84,847
Angiodynamics, Inc. (a)	170	3,347
Antares Pharma, Inc. (a)	497	1,635
Atricure, Inc. (a)	142	4,237
Atrion Corp.	6	5,116
Avanos Medical, Inc. (a)	198	8,635
AxoGen, Inc. (a)	142	2,812
Axonics Modulation Technologies, Inc. (a)	34	1,393
Baxter International, Inc.	2,183	178,788
Becton, Dickinson & Co.	1,161	292,584
BioLife Solutions, Inc. (a)	65	1,102
Boston Scientific Corp. (a)	6,008	258,224
Cantel Medical Corp.	156	12,580
Cardiovascular Systems, Inc. (a)	152	6,525
Cerus Corp. (a)	592	3,327
CONMED Corp.	104	8,899
Cryolife, Inc. (a)	141	4,220
CryoPort, Inc. (a)	107	1,960
Cutera, Inc. (a)	77	1,600
CytoSorbents Corp. (a)	123	813
Danaher Corp.	2,645	378,023
Dentsply Sirona, Inc.	947	55,267
DexCom, Inc. (a)	378	56,640
Edwards Lifesciences Corp. (a)	909	167,929
Endologix, Inc. (a)	14	101
Genmark Diagnostics, Inc. (a)	189	1,227
Glaukos Corp. (a)	145	10,933
Globus Medical, Inc. (a)	316	13,367
Haemonetics Corp. (a)	220	26,475
Heska Corp. (a)	34	2,896
Hill-Rom Holdings, Inc.	285	29,817
Hologic, Inc. (a)	1,146	55,031
ICU Medical, Inc. (a)	69	17,382
IDEXX Laboratories, Inc. (a)	367	101,046
Inogen, Inc. (a)	77	5,141
Inspire Medical Systems, Inc. (a)	49	2,972
Insulet Corp. (a)	253	30,203
Integer Holdings Corp. (a)	129	10,826
Integra LifeSciences Holdings Corp. (a)	291	16,252
IntriCon Corp. (a)	38	888
Intuitive Surgical, Inc. (a)	496	260,177
Invacare Corp.	158	820
iRhythm Technologies, Inc. (a)	92	7,275
Lantheus Holdings, Inc. (a)	155	4,387
LeMaitre Vascular, Inc.	75	2,099
LivaNova PLC (a)	203	14,608
Masimo Corp. (a)	206	30,657
Medtronic PLC	5,758	560,772
Meridian Bioscience, Inc.	173	2,055
Merit Medical Systems, Inc. (a)	235	13,997
Mesa Laboratories, Inc.	14	3,421
Natus Medical, Inc. (a)	146	3,751
Neogen Corp. (a)	223	13,851
Nevro Corp. (a)	131	8,493
NuVasive, Inc. (a)	221	12,937
Nuvectra Corp. (a)	72	241
OraSure Technologies, Inc. (a)	251	2,329
Orthofix International NV (a)	80	4,230
OrthoPediatrics Corp. (a)	29	1,131
Penumbra, Inc. (a)	131	20,960
Quanterix Corp. (a)	45	1,521
Quidel Corp. (a)	151	8,957
ResMed, Inc.	606	73,950
Seaspine Holdings Corp. (a)	63	835
Senseonics Holdings, Inc. (a)(b)	429	875
SI-BONE, Inc.	32	651
Sientra, Inc. (a)	122	752
Staar Surgical Co. (a)	111	3,261
STERIS PLC	360	53,597
Stryker Corp.	1,320	271,366
SurModics, Inc. (a)	68	2,936
Tactile Systems Technology, Inc. (a)	77	4,383
Tandem Diabetes Care, Inc. (a)	241	15,549
Teleflex, Inc.	196	64,905
The Cooper Companies, Inc.	209	70,410
TransEnterix, Inc. (a)	693	942
Varex Imaging Corp. (a)	159	4,873
Varian Medical Systems, Inc. (a)	388	52,818
ViewRay, Inc. (a)	238	2,097
West Pharmaceutical Services, Inc.	316	39,547
Wright Medical Group NV (a)	499	14,880
Zimmer Biomet Holdings, Inc.	867	102,081
		4,309,131
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	380	13,281
Addus HomeCare Corp. (a)	47	3,523
Amedisys, Inc. (a)	125	15,176
American Renal Associates Holdings, Inc. (a)	30	223
AmerisourceBergen Corp.	667	56,868
AMN Healthcare Services, Inc. (a)	203	11,013
Anthem, Inc.	1,116	314,946
Apollo Medical Holdings, Inc. (a)	84	1,404
BioScrip, Inc. (a)	467	1,214
BioTelemetry, Inc. (a)	135	6,500
Brookdale Senior Living, Inc. (a)	788	5,681
Capital Senior Living Corp. (a)	83	417
Cardinal Health, Inc.	1,271	59,864
Centene Corp. (a)	1,747	91,613
Chemed Corp.	69	24,898
Cigna Corp.	1,646	259,327
Community Health Systems, Inc. (a)(b)	406	1,084
Corvel Corp. (a)	41	3,567
Covetrus, Inc. (a)	417	10,200
Cross Country Healthcare, Inc. (a)	203	1,904
CVS Health Corp.	5,588	304,490
DaVita HealthCare Partners, Inc. (a)	538	30,268
Diplomat Pharmacy, Inc. (a)	187	1,139
Elanco Animal Health, Inc.	1,554	52,525
Encompass Health Corp.	415	26,294
G1 Therapeutics, Inc. (a)	118	3,618
HCA Holdings, Inc.	1,141	154,229
HealthEquity, Inc. (a)	229	14,977
Henry Schein, Inc. (a)	649	45,365
Humana, Inc.	583	154,670
Laboratory Corp. of America Holdings (a)	429	74,174
LHC Group, Inc. (a)	124	14,828
Magellan Health Services, Inc. (a)	103	7,646
McKesson Corp.	831	111,678
MEDNAX, Inc. (a)	369	9,310
Molina Healthcare, Inc. (a)	263	37,646
National Healthcare Corp.	50	4,058
National Vision Holdings, Inc. (a)	260	7,990
Neuronetics, Inc.	48	600
OptiNose, Inc. (a)	74	524
Owens & Minor, Inc.	217	694
Patterson Companies, Inc.	333	7,626
PetIQ, Inc. Class A (a)	60	1,978
Premier, Inc. (a)	227	8,878
Providence Service Corp.	39	2,236
Quest Diagnostics, Inc.	579	58,948
R1 RCM, Inc. (a)	434	5,460
RadNet, Inc. (a)	153	2,110
Select Medical Holdings Corp. (a)	447	7,094
Surgery Partners, Inc. (a)	49	399
Tenet Healthcare Corp. (a)	339	7,004
The Ensign Group, Inc.	212	12,067
Tivity Health, Inc. (a)	175	2,877
Triple-S Management Corp. (a)	104	2,480
U.S. Physical Therapy, Inc.	55	6,741
UnitedHealth Group, Inc.	4,129	1,007,517
Universal Health Services, Inc. Class B	363	47,332
Wellcare Health Plans, Inc. (a)	213	60,720
		3,180,893
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	724	8,420
Castlight Health, Inc. Class B (a)	342	1,105
Cerner Corp.	1,402	102,767
Computer Programs & Systems, Inc.	60	1,667
Evolent Health, Inc. (a)	286	2,274
HealthStream, Inc. (a)	135	3,491
HMS Holdings Corp. (a)	349	11,304
Inovalon Holdings, Inc. Class A (a)	292	4,237
Medidata Solutions, Inc. (a)	262	23,714
Nextgen Healthcare, Inc. (a)	194	3,861
Omnicell, Inc. (a)	165	14,195
Tabula Rasa HealthCare, Inc. (a)	80	3,994
Teladoc Health, Inc. (a)(b)	294	19,525
Veeva Systems, Inc. Class A (a)	518	83,973
Vocera Communications, Inc. (a)	124	3,958
		288,485
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)	95	2,174
Agilent Technologies, Inc.	1,355	101,178
Bio-Rad Laboratories, Inc. Class A (a)	86	26,883
Bio-Techne Corp.	161	33,567
Bruker Corp.	430	21,479
Cambrex Corp. (a)	139	6,507
Charles River Laboratories International, Inc. (a)	203	28,806
Codexis, Inc. (a)	211	3,889
Fluidigm Corp. (a)	199	2,452
Illumina, Inc. (a)	636	234,143
IQVIA Holdings, Inc. (a)	673	108,286
Luminex Corp.	177	3,653
Medpace Holdings, Inc. (a)	107	7,000
Mettler-Toledo International, Inc. (a)	106	89,040
Nanostring Technologies, Inc. (a)	115	3,490
NeoGenomics, Inc. (a)	404	8,864
Pacific Biosciences of California, Inc. (a)	604	3,654
PerkinElmer, Inc.	468	45,087
PRA Health Sciences, Inc. (a)	246	24,391
Syneos Health, Inc. (a)	254	12,977
Thermo Fisher Scientific, Inc.	1,733	508,947
Waters Corp. (a)	323	69,523
		1,345,990
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (a)(b)	380	961
Aclaris Therapeutics, Inc. (a)	197	431
Adamis Pharmaceuticals Corp. (a)	261	339
Aerie Pharmaceuticals, Inc. (a)	170	5,024
Akcea Therapeutics, Inc. (a)	67	1,571
Akorn, Inc. (a)	464	2,390
Allergan PLC	1,348	225,696
Amneal Pharmaceuticals, Inc. (a)	344	2,466
Amphastar Pharmaceuticals, Inc. (a)	150	3,167
ANI Pharmaceuticals, Inc. (a)	36	2,959
Aratana Therapeutics, Inc. (a)	186	960
Arvinas Holding Co. LLC (a)	30	660
Assertio Therapeutics, Inc. (a)	321	1,107
Athenex, Inc. (a)	193	3,821
Biodelivery Sciences International, Inc. (a)	310	1,442
Bristol-Myers Squibb Co.	7,053	319,854
Catalent, Inc. (a)	620	33,610
Collegium Pharmaceutical, Inc. (a)	127	1,670
Corcept Therapeutics, Inc. (a)	478	5,330
Corteva, Inc.	3,251	96,132
Cyclerion Therapeutics, Inc. (a)	54	618
CymaBay Therapeutics, Inc. (a)	265	1,897
Dermira, Inc. (a)	127	1,214
Dova Pharmaceuticals, Inc. (a)	86	1,213
Eli Lilly & Co.	4,068	450,694
Endo International PLC (a)	828	3,411
Evolus, Inc. (a)	49	716
Horizon Pharma PLC (a)	716	17,227
Innoviva, Inc. (a)	276	4,019
Intersect ENT, Inc. (a)	124	2,822
Intra-Cellular Therapies, Inc. (a)	221	2,869
Jazz Pharmaceuticals PLC (a)	257	36,638
Johnson & Johnson	11,496	1,601,163
Kala Pharmaceuticals, Inc. (a)	139	887
Lannett Co., Inc. (a)	145	879
Mallinckrodt PLC (a)	356	3,268
Marinus Pharmaceuticals, Inc. (a)	275	1,141
Merck & Co., Inc.	11,169	936,521
Mylan NV (a)	2,193	41,755
MyoKardia, Inc. (a)	137	6,869
Nektar Therapeutics (a)	736	26,187
Neos Therapeutics, Inc. (a)	116	150
Ocular Therapeutix, Inc. (a)(b)	194	854
Omeros Corp. (a)(b)	187	2,934
Pacira Biosciences, Inc. (a)	179	7,785
Paratek Pharmaceuticals, Inc. (a)	65	259
Perrigo Co. PLC	532	25,334
Pfizer, Inc.	24,814	1,074,942
Phibro Animal Health Corp. Class A	89	2,828
Prestige Brands Holdings, Inc. (a)	225	7,128
Reata Pharmaceuticals, Inc. (a)	65	6,133
Revance Therapeutics, Inc. (a)	160	2,075
Rhythm Pharmaceuticals, Inc. (a)	79	1,738
SIGA Technologies, Inc. (a)	162	920
Supernus Pharmaceuticals, Inc. (a)	216	7,147
The Medicines Company (a)	281	10,248
TherapeuticsMD, Inc. (a)(b)	802	2,085
Theravance Biopharma, Inc. (a)	173	2,825
Tricida, Inc.	59	2,328
WAVE Life Sciences (a)	58	1,513
Zoetis, Inc. Class A	2,087	236,854
Zogenix, Inc. (a)	169	8,075
Zynerba Pharmaceuticals, Inc. (a)	105	1,423
		5,257,176

TOTAL HEALTH CARE		17,707,292

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
AAR Corp.	139	5,114
Aerojet Rocketdyne Holdings, Inc. (a)	307	13,744
AeroVironment, Inc. (a)	94	5,336
Arconic, Inc.	1,830	47,251
Astronics Corp. (a)	113	4,545
Axon Enterprise, Inc. (a)	250	16,053
BWX Technologies, Inc.	409	21,309
Cubic Corp.	125	8,060
Curtiss-Wright Corp.	187	23,773
Ducommun, Inc. (a)	49	2,208
General Dynamics Corp.	1,183	215,093
Harris Corp.	500	94,565
HEICO Corp.	180	24,086
HEICO Corp. Class A	297	30,701
Hexcel Corp.	364	29,440
Huntington Ingalls Industries, Inc.	182	40,903
Kratos Defense & Security Solutions, Inc. (a)	383	8,767
Lockheed Martin Corp.	1,070	388,988
Mercury Systems, Inc. (a)	210	14,774
Moog, Inc. Class A	140	13,105
National Presto Industries, Inc.	20	1,866
Northrop Grumman Corp.	758	244,917
Raytheon Co.	1,210	210,395
Spirit AeroSystems Holdings, Inc. Class A	448	36,454
Teledyne Technologies, Inc. (a)	152	41,628
Textron, Inc.	1,034	54,843
The Boeing Co.	2,266	824,847
TransDigm Group, Inc. (a)	206	99,663
Triumph Group, Inc.	194	4,443
United Technologies Corp.	3,513	457,393
Vectrus, Inc. (a)	59	2,393
Wesco Aircraft Holdings, Inc. (a)	290	3,219
		2,989,876
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	247	6,027
Atlas Air Worldwide Holdings, Inc. (a)	104	4,643
C.H. Robinson Worldwide, Inc.	585	49,345
Echo Global Logistics, Inc. (a)	123	2,567
Expeditors International of Washington, Inc.	735	55,757
FedEx Corp.	1,085	178,146
Forward Air Corp.	128	7,571
Hub Group, Inc. Class A (a)	140	5,877
United Parcel Service, Inc. Class B	3,007	310,533
XPO Logistics, Inc. (a)	538	31,102
		651,568
Airlines - 0.4%
Alaska Air Group, Inc.	526	33,617
Allegiant Travel Co.	52	7,462
American Airlines Group, Inc.	1,751	57,100
Delta Air Lines, Inc.	2,651	150,444
Hawaiian Holdings, Inc.	221	6,062
JetBlue Airways Corp. (a)	1,291	23,871
Mesa Air Group, Inc.	77	704
SkyWest, Inc.	222	13,469
Southwest Airlines Co.	2,151	109,228
Spirit Airlines, Inc. (a)	289	13,794
United Continental Holdings, Inc. (a)	972	85,099
		500,850
Building Products - 0.4%
A.O. Smith Corp.	613	28,909
AAON, Inc.	174	8,731
Advanced Drain Systems, Inc. Del	182	5,968
Allegion PLC	404	44,662
American Woodmark Corp. (a)	68	5,754
Apogee Enterprises, Inc.	123	5,343
Armstrong World Industries, Inc.	213	20,704
Builders FirstSource, Inc. (a)	506	8,531
Continental Building Products, Inc. (a)	137	3,640
COVIA Corp. (a)	109	214
CSW Industrials, Inc.	65	4,430
Fortune Brands Home & Security, Inc.	596	34,049
GCP Applied Technologies, Inc. (a)	307	6,950
Gibraltar Industries, Inc. (a)	141	5,691
GMS, Inc. (a)	123	2,706
Griffon Corp.	139	2,352
Insteel Industries, Inc.	66	1,374
Jeld-Wen Holding, Inc. (a)	290	6,157
Johnson Controls International PLC	4,135	170,817
Lennox International, Inc.	154	42,350
Masco Corp.	1,300	51,012
Masonite International Corp. (a)	108	5,689
NCI Building Systems, Inc. (a)	253	1,475
Owens Corning	460	26,772
Patrick Industries, Inc. (a)	102	5,017
PGT, Inc. (a)	238	3,979
Quanex Building Products Corp.	138	2,607
Resideo Technologies, Inc. (a)	520	11,398
Simpson Manufacturing Co. Ltd.	170	11,298
Trex Co., Inc. (a)	250	17,925
Universal Forest Products, Inc.	268	10,200
		556,704
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	277	11,080
ACCO Brands Corp.	375	2,951
ADS Waste Holdings, Inc. (a)	311	9,924
Brady Corp. Class A	198	9,765
BrightView Holdings, Inc.	87	1,628
Casella Waste Systems, Inc. Class A (a)	173	6,856
Cintas Corp.	369	87,560
Clean Harbors, Inc. (a)	219	15,571
Copart, Inc. (a)	876	65,472
Covanta Holding Corp.	493	8,830
Deluxe Corp.	188	7,644
Ennis, Inc.	111	2,278
Evoqua Water Technologies Corp. (a)	262	3,731
Healthcare Services Group, Inc.	320	9,702
Heritage-Crystal Clean, Inc. (a)	46	1,210
Herman Miller, Inc.	266	11,890
HNI Corp.	194	6,864
Interface, Inc.	264	4,047
KAR Auction Services, Inc.	576	14,400
Kimball International, Inc. Class B	135	2,353
Knoll, Inc.	218	5,010
LSC Communications, Inc.	90	330
Matthews International Corp. Class A	142	4,949
McGrath RentCorp.	105	6,526
Mobile Mini, Inc.	199	6,056
MSA Safety, Inc.	148	15,598
Multi-Color Corp.	55	2,748
Pitney Bowes, Inc.	793	3,394
Quad/Graphics, Inc.	110	870
R.R. Donnelley & Sons Co.	324	638
Republic Services, Inc.	925	80,142
Rollins, Inc.	631	22,634
SP Plus Corp. (a)	113	3,608
Steelcase, Inc. Class A	348	5,951
Stericycle, Inc. (a)	355	16,951
Team, Inc. (a)	127	1,946
Tetra Tech, Inc.	234	18,381
The Brink's Co.	211	17,129
U.S. Ecology, Inc.	95	5,656
UniFirst Corp.	66	12,446
Viad Corp.	87	5,763
Waste Management, Inc.	1,724	198,898
		719,380
Construction & Engineering - 0.2%
AECOM (a)	672	25,435
Aegion Corp. (a)	121	2,226
Ameresco, Inc. Class A (a)	68	1,002
Arcosa, Inc.	214	8,053
Argan, Inc.	69	2,799
Comfort Systems U.S.A., Inc.	158	8,056
Dycom Industries, Inc. (a)	139	8,183
EMCOR Group, Inc.	246	21,673
Fluor Corp.	594	20,012
Granite Construction, Inc.	201	9,684
Great Lakes Dredge & Dock Corp. (a)	253	2,793
HC2 Holdings, Inc. (a)	258	609
Jacobs Engineering Group, Inc.	510	43,039
Keane Group, Inc. (a)	190	1,277
MasTec, Inc. (a)	273	14,068
MYR Group, Inc. (a)	70	2,615
NV5 Holdings, Inc. (a)	44	3,582
Orion Group Holdings, Inc. (a)	179	480
Primoris Services Corp.	174	3,642
Quanta Services, Inc.	619	23,640
Sterling Construction Co., Inc. (a)	89	1,194
Tutor Perini Corp. (a)	145	2,011
Valmont Industries, Inc.	95	12,047
Williams Scotsman Corp. (a)	151	2,271
		220,391
Electrical Equipment - 0.6%
Acuity Brands, Inc.	169	23,307
Allied Motion Technologies, Inc.	28	1,061
AMETEK, Inc.	988	89,750
AZZ, Inc.	105	4,832
Eaton Corp. PLC	1,843	153,485
Emerson Electric Co.	2,851	190,219
Encore Wire Corp.	79	4,628
Energous Corp. (a)	47	205
EnerSys	182	12,467
Enphase Energy, Inc. (a)	337	6,144
Fortive Corp.	1,250	101,900
Generac Holdings, Inc. (a)	265	18,394
GrafTech International Ltd.	282	3,243
Hubbell, Inc. Class B	232	30,253
Plug Power, Inc. (a)(b)	1,125	2,531
Regal Beloit Corp.	186	15,198
Rockwell Automation, Inc.	514	84,209
Sensata Technologies, Inc. PLC (a)	700	34,300
Sunrun, Inc. (a)	334	6,266
Thermon Group Holdings, Inc. (a)	154	3,950
TPI Composites, Inc. (a)	66	1,632
Vicor Corp. (a)	59	1,832
Vivint Solar, Inc. (a)	242	1,767
		791,573
Industrial Conglomerates - 1.3%
3M Co.	2,504	434,043
Carlisle Companies, Inc.	252	35,383
General Electric Co.	37,366	392,343
Honeywell International, Inc.	3,183	555,720
ITT, Inc.	375	24,555
Raven Industries, Inc.	149	5,346
Roper Technologies, Inc.	440	161,154
		1,608,544
Machinery - 1.9%
Actuant Corp. Class A	250	6,203
AGCO Corp.	282	21,875
Alamo Group, Inc.	41	4,097
Albany International Corp. Class A	121	10,032
Allison Transmission Holdings, Inc.	502	23,268
Altra Industrial Motion Corp.	279	10,011
Apergy Corp. (a)	337	11,303
Astec Industries, Inc.	94	3,061
Barnes Group, Inc.	192	10,817
Blue Bird Corp. (a)	53	1,044
Briggs & Stratton Corp.	168	1,720
Cactus, Inc. (a)	157	5,200
Caterpillar, Inc.	2,563	349,311
Chart Industries, Inc. (a)	135	10,379
CIRCOR International, Inc. (a)	79	3,634
Colfax Corp. (a)	411	11,520
Columbus McKinnon Corp. (NY Shares)	95	3,987
Commercial Vehicle Group, Inc. (a)	157	1,259
Crane Co.	213	17,773
Cummins, Inc.	628	107,602
Deere & Co.	1,397	231,497
Donaldson Co., Inc.	543	27,617
Douglas Dynamics, Inc.	89	3,541
Dover Corp.	623	62,425
Energy Recovery, Inc. (a)	161	1,678
EnPro Industries, Inc.	91	5,809
ESCO Technologies, Inc.	112	9,253
Federal Signal Corp.	245	6,554
Flowserve Corp.	550	28,980
Franklin Electric Co., Inc.	168	7,980
Gardner Denver Holdings, Inc. (a)	547	18,926
Gates Industrial Corp. PLC (a)	173	1,974
Global Brass & Copper Holdings, Inc.	95	4,154
Gorman-Rupp Co.	83	2,725
Graco, Inc.	710	35,628
Greenbrier Companies, Inc.	126	3,830
Harsco Corp. (a)	347	9,522
Hillenbrand, Inc.	252	9,972
Hyster-Yale Materials Handling Class A	44	2,431
IDEX Corp.	326	56,118
Illinois Tool Works, Inc.	1,298	195,751
Ingersoll-Rand PLC	1,044	132,243
John Bean Technologies Corp.	135	16,353
Kadant, Inc.	44	3,996
Kennametal, Inc.	354	13,094
Lincoln Electric Holdings, Inc.	279	22,967
Lindsay Corp.	43	3,535
Lydall, Inc. (a)	57	1,151
Manitowoc Co., Inc. (a)	138	2,456
Meritor, Inc. (a)	349	8,463
Middleby Corp. (a)(b)	235	31,890
Milacron Holdings Corp. (a)	327	4,513
Mueller Industries, Inc.	256	7,493
Mueller Water Products, Inc. Class A	645	6,334
Navistar International Corp. New (a)	275	9,474
NN, Inc.	162	1,581
Nordson Corp.	223	31,512
Oshkosh Corp.	304	25,381
PACCAR, Inc.	1,486	106,487
Parker Hannifin Corp.	564	95,886
Pentair PLC	673	25,036
ProPetro Holding Corp. (a)	308	6,376
Proto Labs, Inc. (a)	112	12,994
RBC Bearings, Inc. (a)	104	17,348
Rexnord Corp. (a)	449	13,569
Snap-On, Inc.	238	39,422
Spartan Motors, Inc.	165	1,808
SPX Corp. (a)	188	6,208
SPX Flow, Inc. (a)	173	7,242
Standex International Corp.	49	3,584
Stanley Black & Decker, Inc.	642	92,840
Sun Hydraulics Corp.	121	5,616
Tennant Co.	72	4,406
Terex Corp.	261	8,195
Timken Co.	297	15,248
Titan International, Inc.	190	929
Toro Co.	442	29,570
TriMas Corp. (a)	188	5,822
Trinity Industries, Inc.	600	12,450
Wabash National Corp.	234	3,807
WABCO Holdings, Inc. (a)	224	29,702
Wabtec Corp. (b)	567	40,688
Watts Water Technologies, Inc. Class A	120	11,182
Welbilt, Inc. (a)	536	8,951
Woodward, Inc.	239	27,045
Xylem, Inc.	766	64,068
		2,359,376
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	280	1,467
Genco Shipping & Trading Ltd. (a)	96	810
Kirby Corp. (a)	224	17,696
Matson, Inc.	172	6,682
		26,655
Professional Services - 0.5%
Asgn, Inc. (a)	225	13,635
Barrett Business Services, Inc.	29	2,395
BG Staffing, Inc.	37	699
CBIZ, Inc. (a)	215	4,212
CoStar Group, Inc. (a)	155	85,879
CRA International, Inc.	30	1,150
Equifax, Inc.	513	69,378
Exponent, Inc.	223	13,054
Forrester Research, Inc.	44	2,069
FTI Consulting, Inc. (a)	163	13,666
Heidrick & Struggles International, Inc.	75	2,248
Huron Consulting Group, Inc. (a)	89	4,484
ICF International, Inc.	82	5,970
IHS Markit Ltd. (a)	1,526	97,237
InnerWorkings, Inc. (a)	115	439
Insperity, Inc.	162	19,787
Kelly Services, Inc. Class A (non-vtg.)	148	3,876
Kforce, Inc.	103	3,614
Korn Ferry	236	9,457
Manpower, Inc.	259	25,019
Navigant Consulting, Inc.	170	3,942
Nielsen Holdings PLC	1,504	33,990
Resources Connection, Inc.	147	2,353
Robert Half International, Inc.	518	29,531
TransUnion Holding Co., Inc.	788	57,926
TriNet Group, Inc. (a)	186	12,611
TrueBlue, Inc. (a)	169	3,728
Verisk Analytics, Inc.	700	102,522
WageWorks, Inc. (a)	174	8,837
Willdan Group, Inc. (a)	46	1,714
		635,422
Road & Rail - 1.0%
AMERCO	32	12,114
ArcBest Corp.	117	3,289
Avis Budget Group, Inc. (a)	282	9,915
Covenant Transport Group, Inc. Class A (a)	46	677
CSX Corp.	3,465	268,087
Daseke, Inc. (a)	301	1,084
Genesee & Wyoming, Inc. Class A (a)	249	24,900
Heartland Express, Inc.	192	3,469
Hertz Global Holdings, Inc. (a)(b)	243	3,878
J.B. Hunt Transport Services, Inc.	370	33,822
Kansas City Southern	432	52,626
Knight-Swift Transportation Holdings, Inc. Class A	535	17,569
Landstar System, Inc.	171	18,466
Marten Transport Ltd.	166	3,013
Norfolk Southern Corp.	1,188	236,804
Old Dominion Freight Lines, Inc.	280	41,793
Ryder System, Inc.	228	13,292
Saia, Inc. (a)	113	7,308
Schneider National, Inc. Class B	120	2,189
U.S. Xpress Enterprises, Inc.	105	540
U.S.A. Truck, Inc. (a)	46	465
Union Pacific Corp.	3,161	534,557
Universal Logistics Holdings, Inc.	45	1,011
Werner Enterprises, Inc.	185	5,750
YRC Worldwide, Inc. (a)	116	467
		1,297,085
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	427	17,652
Aircastle Ltd.	227	4,826
Applied Industrial Technologies, Inc.	160	9,845
Beacon Roofing Supply, Inc. (a)	279	10,245
BlueLinx Corp. (a)	35	693
BMC Stock Holdings, Inc. (a)	266	5,639
CAI International, Inc. (a)	77	1,911
DXP Enterprises, Inc. (a)	76	2,880
Fastenal Co.	2,441	79,552
GATX Corp.	164	13,004
General Finance Corp. (a)	102	854
H&E Equipment Services, Inc.	143	4,160
HD Supply Holdings, Inc. (a)	776	31,257
Herc Holdings, Inc. (a)	95	4,354
Kaman Corp.	133	8,471
MRC Global, Inc. (a)	378	6,471
MSC Industrial Direct Co., Inc. Class A	197	14,629
Now, Inc. (a)	431	6,362
Rush Enterprises, Inc. Class A	131	4,784
SiteOne Landscape Supply, Inc. (a)	177	12,266
Systemax, Inc.	49	1,086
Textainer Group Holdings Ltd. (a)	142	1,431
Titan Machinery, Inc. (a)	65	1,338
Triton International Ltd.	226	7,404
United Rentals, Inc. (a)	345	45,757
Univar, Inc. (a)	496	10,932
Veritiv Corp. (a)	66	1,282
W.W. Grainger, Inc.	194	52,037
Watsco, Inc.	137	22,404
WESCO International, Inc. (a)	201	10,181
		393,707
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	330	13,378

TOTAL INDUSTRIALS		12,764,509

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 1.2%
Acacia Communications, Inc. (a)	115	5,423
ADTRAN, Inc.	212	3,233
Applied Optoelectronics, Inc. (a)	70	720
Arista Networks, Inc. (a)	222	57,636
CalAmp Corp. (a)	151	1,764
Calix Networks, Inc. (a)	242	1,588
Ciena Corp. (a)	598	24,596
Cisco Systems, Inc.	19,334	1,058,150
CommScope Holding Co., Inc. (a)	822	12,930
Comtech Telecommunications Corp.	90	2,530
EchoStar Holding Corp. Class A (a)	210	9,307
Extreme Networks, Inc. (a)	456	2,950
F5 Networks, Inc. (a)	257	37,427
Finisar Corp. (a)	511	11,687
Harmonic, Inc. (a)	320	1,776
Infinera Corp. (a)	532	1,548
InterDigital, Inc.	139	8,952
Juniper Networks, Inc.	1,453	38,693
Lumentum Holdings, Inc. (a)	307	16,397
Maxar Technologies, Inc.	219	1,713
Motorola Solutions, Inc.	696	116,044
NETGEAR, Inc. (a)	135	3,414
NetScout Systems, Inc. (a)	283	7,185
Plantronics, Inc.	137	5,074
Sonus Networks, Inc. (a)	174	851
Ubiquiti Networks, Inc.	80	10,520
ViaSat, Inc. (a)	240	19,397
Viavi Solutions, Inc. (a)	984	13,077
		1,474,582
Electronic Equipment & Components - 0.9%
ADT, Inc.	579	3,543
Amphenol Corp. Class A	1,280	122,803
Anixter International, Inc. (a)	129	7,703
Arlo Technologies, Inc.	335	1,343
Arrow Electronics, Inc. (a)	371	26,441
Avnet, Inc.	475	21,503
AVX Corp.	208	3,453
Badger Meter, Inc.	129	7,700
Belden, Inc.	175	10,425
Benchmark Electronics, Inc.	192	4,823
Cardtronics PLC (a)	156	4,262
Casa Systems, Inc. (a)	111	714
CDW Corp.	638	70,818
Cognex Corp.	733	35,169
Coherent, Inc. (a)	103	14,046
Control4 Corp. (a)	115	2,731
Corning, Inc.	3,401	113,015
CTS Corp.	141	3,889
Daktronics, Inc.	114	703
Dell Technologies, Inc. (a)	640	32,512
Dolby Laboratories, Inc. Class A	268	17,313
ePlus, Inc. (a)	57	3,930
Fabrinet (a)	157	7,798
FARO Technologies, Inc. (a)	72	3,786
Fitbit, Inc. (a)(b)	888	3,907
FLIR Systems, Inc.	585	31,649
II-VI, Inc. (a)	262	9,579
Insight Enterprises, Inc. (a)	153	8,905
IPG Photonics Corp. (a)	152	23,446
Itron, Inc. (a)	139	8,697
Jabil, Inc.	621	19,624
KEMET Corp.	268	5,041
Keysight Technologies, Inc. (a)	797	71,579
Knowles Corp. (a)	366	6,701
Littelfuse, Inc.	105	18,576
Methode Electronics, Inc. Class A	163	4,657
MTS Systems Corp.	74	4,331
National Instruments Corp.	481	20,197
Novanta, Inc. (a)	141	13,296
OSI Systems, Inc. (a)	70	7,884
Par Technology Corp. (a)	38	1,072
Park Electrochemical Corp.	68	1,135
PC Connection, Inc.	41	1,434
PC Mall, Inc. (a)	27	946
Plexus Corp. (a)	127	7,413
Rogers Corp. (a)	80	13,806
Sanmina Corp. (a)	303	9,175
ScanSource, Inc. (a)	125	4,070
SYNNEX Corp.	178	17,515
TE Connectivity Ltd.	1,458	139,647
Tech Data Corp. (a)	157	16,422
Trimble, Inc. (a)	1,069	48,223
TTM Technologies, Inc. (a)	400	4,080
Vishay Intertechnology, Inc.	576	9,516
Vishay Precision Group, Inc. (a)	46	1,869
Zebra Technologies Corp. Class A (a)	229	47,973
		1,102,788
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	17,000	3,656
IT Services - 5.2%
Accenture PLC Class A	2,736	505,531
Akamai Technologies, Inc. (a)	694	55,617
Alliance Data Systems Corp.	198	27,746
Amdocs Ltd.	602	37,378
Automatic Data Processing, Inc.	1,908	315,450
Booz Allen Hamilton Holding Corp. Class A	606	40,123
Broadridge Financial Solutions, Inc.	497	63,457
CACI International, Inc. Class A (a)	106	21,687
Carbonite, Inc. (a)	151	3,932
Cass Information Systems, Inc.	41	1,988
Cognizant Technology Solutions Corp. Class A	2,461	156,003
Conduent, Inc. (a)	752	7,212
CoreLogic, Inc. (a)	343	14,348
CSG Systems International, Inc.	144	7,032
DXC Technology Co.	1,193	65,794
Endurance International Group Holdings, Inc. (a)	325	1,560
EPAM Systems, Inc. (a)	219	37,909
Euronet Worldwide, Inc. (a)	220	37,013
EVERTEC, Inc.	260	8,502
EVO Payments, Inc. Class A (a)	110	3,468
ExlService Holdings, Inc. (a)	142	9,390
Fidelity National Information Services, Inc.	1,392	170,771
First Data Corp. Class A (a)	2,411	65,266
Fiserv, Inc. (a)	1,694	154,425
FleetCor Technologies, Inc. (a)	377	105,880
Gartner, Inc. (a)	387	62,284
Genpact Ltd.	599	22,816
Global Payments, Inc.	673	107,767
GoDaddy, Inc. (a)	712	49,947
GreenSky, Inc. Class A (a)(b)	157	1,930
GTT Communications, Inc. (a)	132	2,323
Hackett Group, Inc.	103	1,729
i3 Verticals, Inc. Class A	42	1,237
IBM Corp.	3,904	538,362
Internap Network Services Corp. (a)	15	45
Jack Henry & Associates, Inc.	330	44,194
KBR, Inc.	584	14,565
Leidos Holdings, Inc.	637	50,864
Limelight Networks, Inc. (a)	540	1,458
Liveramp Holdings, Inc. (a)	285	13,817
ManTech International Corp. Class A	111	7,309
MasterCard, Inc. Class A	3,897	1,030,873
Maximus, Inc.	274	19,876
MongoDB, Inc. Class A (a)	116	17,642
NIC, Inc.	269	4,315
Okta, Inc. (a)	331	40,882
Paychex, Inc.	1,360	111,914
PayPal Holdings, Inc. (a)	5,070	580,312
Perficient, Inc. (a)	142	4,873
Perspecta, Inc.	605	14,163
Presidio, Inc.	141	1,927
Sabre Corp.	1,165	25,863
Science Applications International Corp.	215	18,610
Square, Inc. (a)	1,311	95,087
Switch, Inc. Class A	179	2,343
Sykes Enterprises, Inc. (a)	158	4,339
The Western Union Co.	1,866	37,115
Total System Services, Inc.	713	91,457
Ttec Holdings, Inc.	67	3,122
Twilio, Inc. Class A (a)	337	45,950
U.S.A. Technologies, Inc. (a)	311	2,311
Unisys Corp. (a)(b)	243	2,362
VeriSign, Inc. (a)	452	94,540
Virtusa Corp. (a)	113	5,021
Visa, Inc. Class A	7,516	1,304,402
WEX, Inc. (a)	184	38,290
Worldpay, Inc. (a)	1,283	157,232
		6,592,950
Semiconductors & Semiconductor Equipment - 3.5%
Adesto Technologies Corp. (a)	135	1,100
Advanced Energy Industries, Inc. (a)	160	9,003
Advanced Micro Devices, Inc. (a)	3,738	113,523
Amkor Technology, Inc. (a)	584	4,357
Analog Devices, Inc.	1,572	177,432
Applied Materials, Inc.	4,177	187,589
Aquantia Corp. (a)	125	1,629
Axcelis Technologies, Inc. (a)	141	2,122
AXT, Inc. (a)	227	899
Broadcom, Inc.	1,784	513,542
Brooks Automation, Inc.	297	11,509
Cabot Microelectronics Corp.	123	13,540
Ceva, Inc. (a)	84	2,045
Cirrus Logic, Inc. (a)	258	11,275
Cohu, Inc.	199	3,071
Cree, Inc. (a)	437	24,551
Cypress Semiconductor Corp.	1,538	34,205
Diodes, Inc. (a)	176	6,401
Entegris, Inc.	598	22,317
First Solar, Inc. (a)	322	21,149
FormFactor, Inc. (a)	300	4,701
Ichor Holdings Ltd. (a)	101	2,388
Impinj, Inc. (a)	72	2,061
Inphi Corp. (a)	187	9,369
Intel Corp.	19,589	937,725
KLA-Tencor Corp.	651	76,948
Kulicke & Soffa Industries, Inc.	290	6,540
Lam Research Corp.	660	123,974
Lattice Semiconductor Corp. (a)	567	8,273
MACOM Technology Solutions Holdings, Inc. (a)	213	3,223
Marvell Technology Group Ltd.	2,517	60,081
Maxim Integrated Products, Inc.	1,181	70,647
MaxLinear, Inc. Class A (a)	256	6,001
Microchip Technology, Inc.	1,005	87,134
Micron Technology, Inc. (a)	4,761	183,727
MKS Instruments, Inc.	230	17,915
Monolithic Power Systems, Inc.	166	22,539
Nanometrics, Inc. (a)	109	3,783
NeoPhotonics Corp. (a)	104	435
NVE Corp.	22	1,532
NVIDIA Corp.	2,630	431,925
ON Semiconductor Corp. (a)	1,770	35,772
PDF Solutions, Inc. (a)	137	1,797
Photronics, Inc. (a)	267	2,189
Pixelworks, Inc. (a)	100	295
Power Integrations, Inc.	118	9,461
Qorvo, Inc. (a)	526	35,037
Qualcomm, Inc.	5,207	396,096
Rambus, Inc. (a)	446	5,370
Rudolph Technologies, Inc. (a)	123	3,398
Semtech Corp. (a)	283	13,598
Silicon Laboratories, Inc. (a)	183	18,922
Skyworks Solutions, Inc.	750	57,953
SMART Global Holdings, Inc. (a)	51	1,172
SolarEdge Technologies, Inc. (a)	179	11,180
SunPower Corp. (a)	280	2,993
Synaptics, Inc. (a)	144	4,196
Teradyne, Inc.	767	36,747
Texas Instruments, Inc.	4,196	481,533
Ultra Clean Holdings, Inc. (a)	182	2,533
Universal Display Corp.	181	34,039
Veeco Instruments, Inc. (a)	207	2,530
Versum Materials, Inc.	462	23,830
Xilinx, Inc.	1,075	126,764
Xperi Corp.	213	4,386
		4,533,971
Software - 6.9%
2U, Inc. (a)	255	9,598
8x8, Inc. (a)	413	9,953
A10 Networks, Inc. (a)	232	1,582
ACI Worldwide, Inc. (a)	498	17,101
Adobe, Inc. (a)	2,104	619,944
Alarm.com Holdings, Inc. (a)	154	8,239
Altair Engineering, Inc. Class A (a)	121	4,887
Alteryx, Inc. Class A (a)	126	13,749
American Software, Inc. Class A	101	1,328
ANSYS, Inc. (a)	356	72,916
AppFolio, Inc. (a)	49	5,011
Appian Corp. Class A (a)(b)	125	4,509
Aspen Technology, Inc. (a)	298	37,035
Autodesk, Inc. (a)	932	151,823
Avaya Holdings Corp. (a)	472	5,622
Benefitfocus, Inc. (a)	94	2,552
Black Knight, Inc. (a)	604	36,331
Blackbaud, Inc.	203	16,951
BlackLine, Inc. (a)	152	8,134
Bottomline Technologies, Inc. (a)	155	6,857
Box, Inc. Class A (a)	626	11,024
Cadence Design Systems, Inc. (a)	1,200	84,972
Cardlytics, Inc. (a)	48	1,247
CDK Global, Inc.	547	27,044
Ceridian HCM Holding, Inc. (a)	146	7,329
Cision Ltd. (a)	310	3,636
Citrix Systems, Inc.	542	53,192
Cloudera, Inc. (a)	921	4,844
CommVault Systems, Inc. (a)	170	8,435
Cornerstone OnDemand, Inc. (a)	218	12,629
Coupa Software, Inc. (a)	219	27,728
Digimarc Corp. (a)	49	2,175
Domo, Inc. Class B	35	956
Dropbox, Inc. Class A (a)	377	9,444
Ebix, Inc.	96	4,821
eGain Communications Corp. (a)	87	708
Envestnet, Inc. (a)	197	13,469
Everbridge, Inc. (a)	124	11,088
Fair Isaac Corp. (a)	155	48,673
FireEye, Inc. (a)	830	12,292
Five9, Inc. (a)	252	12,925
Forescout Technologies, Inc. (a)	99	3,352
Fortinet, Inc. (a)	617	47,404
Guidewire Software, Inc. (a)	345	34,976
HubSpot, Inc. (a)	154	26,260
Instructure, Inc. (a)	131	5,568
Intuit, Inc.	1,123	293,474
j2 Global, Inc.	198	17,600
LivePerson, Inc. (a)	239	6,702
LogMeIn, Inc.	213	15,694
Manhattan Associates, Inc. (a)	275	19,066
Microsoft Corp.	33,094	4,433,243
MicroStrategy, Inc. Class A (a)	41	5,876
Mitek Systems, Inc. (a)	118	1,173
MobileIron, Inc. (a)	330	2,046
Model N, Inc. (a)	121	2,360
Monotype Imaging Holdings, Inc.	164	2,762
New Relic, Inc. (a)	195	16,869
Nuance Communications, Inc. (a)	1,232	19,675
Nutanix, Inc. Class A (a)	311	8,067
Onespan, Inc. (a)	119	1,686
Oracle Corp.	10,932	622,796
Palo Alto Networks, Inc. (a)	401	81,708
Parametric Technology Corp. (a)	452	40,572
Paycom Software, Inc. (a)	205	46,478
Paylocity Holding Corp. (a)	131	12,290
Pegasystems, Inc.	160	11,394
Pivotal Software, Inc. (a)	193	2,038
Pluralsight, Inc. (a)	90	2,729
Progress Software Corp.	195	8,506
Proofpoint, Inc. (a)	231	27,778
PROS Holdings, Inc. (a)	143	9,046
Q2 Holdings, Inc. (a)	158	12,065
QAD, Inc. Class A	40	1,608
Qualys, Inc. (a)	147	12,801
Rapid7, Inc. (a)	180	10,411
RealPage, Inc. (a)	314	18,479
Red Hat, Inc. (a)	751	141,008
RingCentral, Inc. (a)	291	33,442
SailPoint Technologies Holding, Inc. (a)	265	5,311
Salesforce.com, Inc. (a)	3,305	501,468
SecureWorks Corp. (a)	46	611
ServiceNow, Inc. (a)	776	213,066
ShotSpotter, Inc. (a)	27	1,193
Smartsheet, Inc. (a)	58	2,807
Splunk, Inc. (a)	624	78,468
SPS Commerce, Inc. (a)	75	7,666
SS&C Technologies Holdings, Inc.	918	52,886
Symantec Corp.	2,718	59,144
Synopsys, Inc. (a)	635	81,718
Tableau Software, Inc. (a)	305	50,636
Teradata Corp. (a)	506	18,140
The Trade Desk, Inc. (a)	154	35,078
TiVo Corp.	528	3,891
Tyler Technologies, Inc. (a)	166	35,859
Upland Software, Inc. (a)	67	3,051
Upwork, Inc.	248	3,988
Varonis Systems, Inc. (a)	131	8,114
Verint Systems, Inc. (a)	279	15,005
VirnetX Holding Corp. (a)	205	1,273
VMware, Inc. Class A	323	54,009
Workday, Inc. Class A (a)	622	127,871
Workiva, Inc. (a)	112	6,506
Yext, Inc. (a)	259	5,203
Zendesk, Inc. (a)	452	40,242
Zix Corp. (a)	261	2,372
Zuora, Inc. (a)	56	858
		8,868,189
Technology Hardware, Storage & Peripherals - 3.4%
3D Systems Corp. (a)(b)	483	4,395
Apple, Inc.	19,322	3,824,210
Cray, Inc. (a)	179	6,233
Diebold Nixdorf, Inc. (a)	336	3,078
Electronics for Imaging, Inc. (a)	194	7,161
Hewlett Packard Enterprise Co.	6,048	90,418
HP, Inc.	6,724	139,792
Immersion Corp. (a)	125	951
NCR Corp. (a)	510	15,861
NetApp, Inc.	1,072	66,142
Pure Storage, Inc. Class A (a)	719	10,979
Seagate Technology LLC	1,107	52,162
Western Digital Corp.	1,225	58,249
Xerox Corp.	879	31,125
		4,310,756

TOTAL INFORMATION TECHNOLOGY		26,886,892

MATERIALS - 2.9%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(d)	54	23
AdvanSix, Inc. (a)	134	3,274
Air Products & Chemicals, Inc.	933	211,203
Albemarle Corp. U.S.	447	31,473
American Vanguard Corp.	121	1,865
Amyris, Inc. (a)	218	776
Ashland Global Holdings, Inc.	266	21,272
Axalta Coating Systems Ltd. (a)	902	26,853
Balchem Corp.	139	13,896
Cabot Corp.	257	12,261
Celanese Corp. Class A	565	60,907
CF Industries Holdings, Inc.	981	45,823
Chase Corp.	34	3,660
Dow, Inc. (a)	3,251	160,307
DowDuPont, Inc.	3,313	248,707
Eastman Chemical Co.	593	46,153
Ecolab, Inc.	1,080	213,235
Element Solutions, Inc. (a)	998	10,319
Ferro Corp. (a)	371	5,862
Flotek Industries, Inc. (a)	172	569
FMC Corp.	657	54,498
FutureFuel Corp.	94	1,099
H.B. Fuller Co.	205	9,512
Hawkins, Inc.	34	1,476
Huntsman Corp.	917	18,743
Ingevity Corp. (a)	179	18,825
Innophos Holdings, Inc.	77	2,241
Innospec, Inc.	106	9,671
International Flavors & Fragrances, Inc.	430	62,389
Intrepid Potash, Inc. (a)	452	1,519
Koppers Holdings, Inc. (a)	97	2,848
Kraton Performance Polymers, Inc. (a)	144	4,474
Kronos Worldwide, Inc.	103	1,578
Linde PLC	2,379	477,703
LyondellBasell Industries NV Class A	1,337	115,156
Minerals Technologies, Inc.	160	8,562
NewMarket Corp.	37	14,835
Olin Corp.	703	15,403
OMNOVA Solutions, Inc. (a)	142	885
PolyOne Corp.	344	10,798
PPG Industries, Inc.	1,019	118,927
PQ Group Holdings, Inc. (a)	165	2,615
Quaker Chemical Corp.	57	11,564
Rayonier Advanced Materials, Inc.	220	1,428
RPM International, Inc.	567	34,649
Sensient Technologies Corp.	193	14,182
Sherwin-Williams Co.	350	160,402
Stepan Co.	89	8,180
The Chemours Co. LLC	733	17,592
The Mosaic Co.	1,498	37,495
The Scotts Miracle-Gro Co. Class A	166	16,351
Tredegar Corp.	93	1,546
Trinseo SA	174	7,367
Tronox Holdings PLC	426	5,444
Valvoline, Inc.	800	15,624
Venator Materials PLC (a)	255	1,349
W.R. Grace & Co.	284	21,615
Westlake Chemical Corp.	158	10,975
		2,437,958
Construction Materials - 0.2%
Eagle Materials, Inc.	196	18,169
Forterra, Inc. (a)	19	94
Martin Marietta Materials, Inc.	265	60,979
nVent Electric PLC	677	16,783
Summit Materials, Inc. (a)	472	9,086
U.S. Concrete, Inc. (a)	62	3,081
Vulcan Materials Co.	562	77,168
		185,360
Containers & Packaging - 0.4%
Amcor PLC (a)	1,988	22,842
Aptargroup, Inc.	265	32,950
Avery Dennison Corp.	369	42,686
Ball Corp.	1,442	100,926
Berry Global Group, Inc. (a)	562	29,556
Crown Holdings, Inc. (a)	572	34,949
Graphic Packaging Holding Co.	1,333	18,635
Greif, Inc. Class A	102	3,320
International Paper Co.	1,726	74,770
Myers Industries, Inc.	130	2,505
Owens-Illinois, Inc.	648	11,191
Packaging Corp. of America	401	38,223
Sealed Air Corp.	658	28,149
Silgan Holdings, Inc.	319	9,761
Sonoco Products Co.	423	27,639
WestRock Co.	1,083	39,497
		517,599
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	1,501	3,557
Alcoa Corp. (a)	795	18,611
Allegheny Technologies, Inc. (a)	538	13,558
Atkore International Group, Inc. (a)	203	5,252
Carpenter Technology Corp.	195	9,356
Century Aluminum Co. (a)	213	1,472
Cleveland-Cliffs, Inc. (b)	1,271	13,562
Coeur d'Alene Mines Corp. (a)	843	3,659
Commercial Metals Co.	481	8,586
Compass Minerals International, Inc.	146	8,023
Coronado Global Resources, Inc. unit (c)	791	2,016
Freeport-McMoRan, Inc.	6,180	71,750
Gold Resource Corp.	192	649
Haynes International, Inc.	56	1,781
Hecla Mining Co.	2,182	3,928
Kaiser Aluminum Corp.	70	6,833
Livent Corp.	520	3,598
Materion Corp.	92	6,239
McEwen Mining, Inc. (b)	1,043	1,825
Newmont Goldcorp Corp.	2,262	87,019
Nucor Corp.	1,333	73,448
Olympic Steel, Inc.	50	683
Reliance Steel & Aluminum Co.	296	28,008
Royal Gold, Inc.	278	28,492
Ryerson Holding Corp. (a)	91	758
Schnitzer Steel Industries, Inc. Class A	107	2,800
Steel Dynamics, Inc.	970	29,294
SunCoke Energy, Inc.	301	2,673
TimkenSteel Corp. (a)	156	1,268
United States Steel Corp.	745	11,406
Universal Stainless & Alloy Products, Inc. (a)	61	976
Warrior Metropolitan Coal, Inc.	184	4,806
Worthington Industries, Inc.	174	7,005
		462,891
Paper & Forest Products - 0.0%
Boise Cascade Co.	169	4,751
Clearwater Paper Corp. (a)	66	1,220
Domtar Corp.	269	11,979
Louisiana-Pacific Corp.	602	15,784
Mercer International, Inc. (SBI)	182	2,816
Neenah, Inc.	73	4,931
P.H. Glatfelter Co.	203	3,427
Resolute Forest Products	354	2,549
Schweitzer-Mauduit International, Inc.	131	4,347
Verso Corp. (a)	155	2,953
		54,757

TOTAL MATERIALS		3,658,565

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust (SBI)	355	9,716
Agree Realty Corp.	142	9,095
Alexander & Baldwin, Inc.	288	6,653
Alexanders, Inc.	17	6,295
Alexandria Real Estate Equities, Inc.	459	64,760
American Assets Trust, Inc.	474	22,335
American Campus Communities, Inc.	584	26,957
American Finance Trust, Inc.	200	2,180
American Homes 4 Rent Class A	1,088	26,449
American Tower Corp.	1,887	385,797
Americold Realty Trust	256	8,300
Apartment Investment & Management Co. Class A	648	32,478
Apple Hospitality (REIT), Inc.	909	14,417
Armada Hoffler Properties, Inc.	209	3,459
Ashford Hospitality Trust, Inc.	297	882
AvalonBay Communities, Inc.	588	119,470
Bluerock Residential Growth (REIT), Inc.	100	1,175
Boston Properties, Inc.	658	84,882
Braemar Hotels & Resorts, Inc.	135	1,337
Brandywine Realty Trust (SBI)	778	11,141
Brixmor Property Group, Inc.	1,277	22,833
Camden Property Trust (SBI)	488	50,942
CareTrust (REIT), Inc.	356	8,466
CatchMark Timber Trust, Inc.	168	1,756
CBL & Associates Properties, Inc. (b)	625	650
Cedar Realty Trust, Inc.	264	700
Chatham Lodging Trust	172	3,246
Chesapeake Lodging Trust	268	7,617
City Office REIT, Inc.	179	2,146
Colony Capital, Inc.	2,030	10,150
Columbia Property Trust, Inc.	496	10,287
Community Healthcare Trust, Inc.	67	2,640
CorEnergy Infrastructure Trust, Inc.	47	1,864
CorePoint Lodging, Inc.	163	2,020
CoreSite Realty Corp.	154	17,736
Corporate Office Properties Trust (SBI)	475	12,526
Corrections Corp. of America	495	10,276
Cousins Properties, Inc.	453	16,385
Crown Castle International Corp.	1,787	232,935
CubeSmart	784	26,217
CyrusOne, Inc.	454	26,205
DDR Corp.	606	8,023
DiamondRock Hospitality Co.	2,126	21,983
Digital Realty Trust, Inc.	877	103,302
Douglas Emmett, Inc.	689	27,450
Duke Realty Corp.	1,532	48,427
Easterly Government Properties, Inc.	258	4,672
EastGroup Properties, Inc.	156	18,093
Empire State Realty Trust, Inc.	573	8,486
EPR Properties	316	23,570
Equinix, Inc.	342	172,467
Equity Commonwealth	513	16,683
Equity Lifestyle Properties, Inc.	383	46,473
Equity Residential (SBI)	1,569	119,118
Essential Properties Realty Trust, Inc.	161	3,226
Essex Property Trust, Inc.	281	82,032
Extra Space Storage, Inc.	539	57,188
Farmland Partners, Inc.	171	1,206
Federal Realty Investment Trust (SBI)	313	40,302
First Industrial Realty Trust, Inc.	548	20,134
Four Corners Property Trust, Inc.	304	8,308
Franklin Street Properties Corp.	453	3,343
Front Yard Residential Corp. Class B	216	2,640
Gaming & Leisure Properties	863	33,640
Getty Realty Corp.	156	4,799
Gladstone Commercial Corp.	116	2,462
Gladstone Land Corp.	81	934
Global Net Lease, Inc.	337	6,612
Government Properties Income Trust	203	5,333
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	252	7,101
HCP, Inc.	2,034	65,047
Healthcare Realty Trust, Inc.	538	16,850
Healthcare Trust of America, Inc.	884	24,248
Hersha Hospitality Trust	131	2,167
Highwoods Properties, Inc. (SBI)	448	18,502
Hospitality Properties Trust (SBI)	711	17,775
Host Hotels & Resorts, Inc.	3,164	57,648
Hudson Pacific Properties, Inc.	656	21,825
Independence Realty Trust, Inc.	358	4,142
Industrial Logistics Properties Trust	301	6,267
Investors Real Estate Trust	57	3,344
Invitation Homes, Inc.	1,264	33,787
Iron Mountain, Inc.	1,220	38,186
iStar Financial, Inc.	304	3,776
JBG SMITH Properties	451	17,742
Jernigan Capital, Inc.	61	1,251
Kilroy Realty Corp.	430	31,738
Kimco Realty Corp.	1,775	32,802
Kite Realty Group Trust	342	5,174
Lamar Advertising Co. Class A	364	29,378
Lexington Corporate Properties Trust	894	8,413
Liberty Property Trust (SBI)	636	31,825
Life Storage, Inc.	201	19,111
LTC Properties, Inc.	165	7,534
Mack-Cali Realty Corp.	380	8,850
Medical Properties Trust, Inc.	1,566	27,311
Mid-America Apartment Communities, Inc.	486	57,231
Monmouth Real Estate Investment Corp. Class A	419	5,677
National Health Investors, Inc.	175	13,655
National Retail Properties, Inc.	680	36,047
National Storage Affiliates Trust	232	6,714
New Senior Investment Group, Inc.	378	2,540
NexPoint Residential Trust, Inc.	94	3,892
NorthStar Realty Europe Corp.	220	3,615
Omega Healthcare Investors, Inc.	849	31,201
Outfront Media, Inc.	588	15,165
Paramount Group, Inc.	836	11,712
Park Hotels & Resorts, Inc.	855	23,564
Pebblebrook Hotel Trust	532	14,992
Pennsylvania Real Estate Investment Trust (SBI) (b)	290	1,885
Physicians Realty Trust	779	13,586
Piedmont Office Realty Trust, Inc. Class A	528	10,523
Potlatch Corp.	293	11,421
Preferred Apartment Communities, Inc. Class A	193	2,885
Prologis, Inc.	2,724	218,192
PS Business Parks, Inc.	86	14,494
Public Storage	638	151,952
QTS Realty Trust, Inc. Class A	212	9,790
Ramco-Gershenson Properties Trust (SBI)	314	3,803
Rayonier, Inc.	555	16,817
Realty Income Corp.	1,256	86,626
Regency Centers Corp.	852	56,862
Retail Opportunity Investments Corp.	462	7,914
Retail Properties America, Inc.	939	11,043
Rexford Industrial Realty, Inc.	399	16,108
RLJ Lodging Trust	765	13,571
Ryman Hospitality Properties, Inc.	213	17,272
Sabra Health Care REIT, Inc.	741	14,590
Saul Centers, Inc.	42	2,357
SBA Communications Corp. Class A (a)	482	108,373
Senior Housing Properties Trust (SBI)	986	8,154
Seritage Growth Properties	107	4,597
Simon Property Group, Inc.	1,316	210,244
SL Green Realty Corp.	362	29,094
Spirit MTA REIT	227	1,893
Spirit Realty Capital, Inc.	365	15,571
Stag Industrial, Inc.	473	14,304
Store Capital Corp.	798	26,486
Summit Hotel Properties, Inc.	434	4,978
Sun Communities, Inc.	369	47,302
Sunstone Hotel Investors, Inc.	989	13,559
Tanger Factory Outlet Centers, Inc. (b)	391	6,338
Taubman Centers, Inc.	264	10,779
Terreno Realty Corp.	257	12,603
The GEO Group, Inc.	502	10,547
The Macerich Co.	456	15,271
UDR, Inc.	1,177	52,836
UMH Properties, Inc.	142	1,762
Uniti Group, Inc.	783	7,439
Universal Health Realty Income Trust (SBI)	56	4,756
Urban Edge Properties	509	8,821
Urstadt Biddle Properties, Inc. Class A	107	2,247
Ventas, Inc.	1,516	103,619
VEREIT, Inc.	4,148	37,373
VICI Properties, Inc.	1,527	33,655
Vornado Realty Trust	740	47,434
Washington Prime Group, Inc.	739	2,823
Washington REIT (SBI)	346	9,249
Weingarten Realty Investors (SBI)	498	13,655
Welltower, Inc.	1,598	130,285
Weyerhaeuser Co.	3,187	83,946
Whitestone REIT Class B	153	1,942
WP Carey, Inc.	688	55,852
Xenia Hotels & Resorts, Inc.	464	9,674
		4,793,232
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	44	865
CBRE Group, Inc. (a)	1,350	69,255
Colony NorthStar Credit Real Estate, Inc.	340	5,270
eXp World Holdings, Inc. (a)	136	1,514
HFF, Inc.	161	7,322
Howard Hughes Corp. (a)	168	20,805
Jones Lang LaSalle, Inc.	192	27,012
Kennedy-Wilson Holdings, Inc.	531	10,923
Marcus & Millichap, Inc. (a)	82	2,530
Newmark Group, Inc.	637	5,720
RE/MAX Holdings, Inc.	66	2,030
Realogy Holdings Corp.	471	3,410
Redfin Corp. (a)	282	5,070
Retail Value, Inc.	68	2,366
Tejon Ranch Co. (a)	77	1,277
The St. Joe Co. (a)	225	3,888
		169,257

TOTAL REAL ESTATE		4,962,489

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	218	18,140
Alliant Energy Corp.	1,004	49,276
American Electric Power Co., Inc.	2,095	184,381
Duke Energy Corp.	3,093	272,926
Edison International	1,386	93,430
El Paso Electric Co.	169	11,053
Entergy Corp.	770	79,256
Evergy, Inc.	1,125	67,669
Eversource Energy	1,346	101,973
Exelon Corp.	4,109	196,985
FirstEnergy Corp.	2,066	88,445
Hawaiian Electric Industries, Inc.	470	20,469
IDACORP, Inc.	215	21,592
MGE Energy, Inc.	149	10,889
NextEra Energy, Inc.	2,056	421,192
OGE Energy Corp.	852	36,261
Otter Tail Corp.	163	8,608
Pinnacle West Capital Corp.	477	44,881
PNM Resources, Inc.	341	17,360
Portland General Electric Co.	374	20,260
PPL Corp.	3,062	94,953
Southern Co.	4,371	241,629
Spark Energy, Inc. Class A,	59	660
Vistra Energy Corp.	1,676	37,945
Xcel Energy, Inc.	2,183	129,867
		2,270,100
Gas Utilities - 0.2%
Atmos Energy Corp.	496	52,358
Chesapeake Utilities Corp.	67	6,366
National Fuel Gas Co.	369	19,465
New Jersey Resources Corp.	379	18,863
Northwest Natural Holding Co.	125	8,688
ONE Gas, Inc.	224	20,227
South Jersey Industries, Inc.	393	13,256
Southwest Gas Holdings, Inc.	221	19,806
Spire, Inc.	214	17,959
UGI Corp.	742	39,630
		216,618
Independent Power and Renewable Electricity Producers - 0.1%
Bloom Energy Corp. Class A	86	1,055
NRG Energy, Inc.	1,234	43,338
NRG Yield, Inc.:
Class A	224	3,624
Class C	256	4,316
Ormat Technologies, Inc.	217	13,756
Pattern Energy Group, Inc.	383	8,843
Terraform Power, Inc.	355	5,077
The AES Corp.	2,816	47,196
		127,205
Multi-Utilities - 0.9%
Ameren Corp.	1,039	78,039
Avangrid, Inc.	241	12,171
Avista Corp.	282	12,577
Black Hills Corp.	228	17,823
CenterPoint Energy, Inc.	2,133	61,068
CMS Energy Corp.	1,205	69,782
Consolidated Edison, Inc.	1,324	116,088
Dominion Resources, Inc.	3,317	256,470
DTE Energy Co.	773	98,851
MDU Resources Group, Inc.	832	21,466
NiSource, Inc.	1,546	44,525
NorthWestern Energy Corp.	208	15,007
Public Service Enterprise Group, Inc.	2,149	126,404
Sempra Energy	1,163	159,843
Unitil Corp.	62	3,713
WEC Energy Group, Inc.	1,340	111,716
		1,205,543
Water Utilities - 0.1%
American States Water Co.	158	11,888
American Water Works Co., Inc.	767	88,972
Aqua America, Inc.	757	31,317
AquaVenture Holdings Ltd. (a)	51	1,018
California Water Service Group	204	10,329
Connecticut Water Service, Inc.	52	3,625
Middlesex Water Co.	74	4,385
Select Energy Services, Inc. Class A (a)	231	2,682
SJW Corp.	96	5,834
		160,050

TOTAL UTILITIES		3,979,516

TOTAL COMMON STOCKS
(Cost $119,990,463)		125,916,320

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.42% (e)	1,958,119	1,958,510
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	341,514	341,548
TOTAL MONEY MARKET FUNDS
(Cost $2,300,058)		2,300,058
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $122,290,521)		128,216,378
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(539,105)
NET ASSETS - 100%		$127,677,273

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	Sept. 2019	$313,420	$5,325	$5,325
CME E-mini S&P 500 Index Contracts (United States)	6	Sept. 2019	883,260	9,731	9,731
TOTAL FUTURES CONTRACTS					$15,056

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,425 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,022
Fidelity Securities Lending Cash Central Fund	3,539
Total	$33,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$11,562,776	$11,562,776	$--	$--
Consumer Discretionary	13,249,474	13,249,474	--	--
Consumer Staples	8,093,623	8,093,623	--	--
Energy	5,880,056	5,880,056	--	--
Financials	17,171,128	17,171,128	--	--
Health Care	17,707,292	17,707,292	--	--
Industrials	12,764,509	12,764,509	--	--
Information Technology	26,886,892	26,886,892	--	--
Materials	3,658,565	3,658,542	--	23
Real Estate	4,962,489	4,962,489	--	--
Utilities	3,979,516	3,979,516	--	--
Money Market Funds	2,300,058	2,300,058	--	--
Total Investments in Securities:	$128,216,378	$128,216,355	$--	$23
Derivative Instruments:
Assets
Futures Contracts	$15,056	$15,056	$--	$--
Total Assets	$15,056	$15,056	$--	$--
Total Derivative Instruments:	$15,056	$15,056	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$15,056	$0
Total Equity Risk	15,056	0
Total Value of Derivatives	$15,056	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $336,316) — See accompanying schedule: Unaffiliated issuers (cost $119,990,463)	$125,916,320
Fidelity Central Funds (cost $2,300,058)	2,300,058
Total Investment in Securities (cost $122,290,521)		$128,216,378
Segregated cash with brokers for derivative instruments		48,450
Cash		16,944
Foreign currency held at value (cost $407)		414
Receivable for investments sold		85,703
Receivable for fund shares sold		580,676
Dividends receivable		109,163
Distributions receivable from Fidelity Central Funds		4,312
Receivable for daily variation margin on futures contracts		6,586
Other receivables		78
Total assets		129,068,704
Liabilities
Payable for investments purchased	$1,003,031
Payable for fund shares redeemed	34,341
Accrued management fee	6,137
Distribution and service plan fees payable	231
Other affiliated payables	6,138
Collateral on securities loaned	341,553
Total liabilities		1,391,431
Net Assets		$127,677,273
Net Assets consist of:
Paid in capital		$120,744,051
Total distributable earnings (loss)		6,933,222
Net Assets		$127,677,273
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($126,483,029 ÷ 11,569,007 shares)		$10.93
Service Class:
Net Asset Value, offering price and redemption price per share ($101,886 ÷ 9,320 shares)		$10.93
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,092,358 ÷ 100,000 shares)		$10.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$1,036,906
Interest		1,031
Income from Fidelity Central Funds (including $3,539 from security lending)		33,561
Total income		1,071,498
Expenses
Management fee	$32,827
Transfer agent fees	32,827
Distribution and service plan fees	1,321
Independent trustees' fees and expenses	244
Commitment fees	22
Total expenses before reductions	67,241
Expense reductions	(53)
Total expenses after reductions		67,188
Net investment income (loss)		1,004,310
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(220,432)
Fidelity Central Funds	(2)
Foreign currency transactions	4
Futures contracts	428,166
Total net realized gain (loss)		207,736
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	15,828,993
Assets and liabilities in foreign currencies	7
Futures contracts	7,200
Total change in net unrealized appreciation (depreciation)		15,836,200
Net gain (loss)		16,043,936
Net increase (decrease) in net assets resulting from operations		$17,048,246

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,004,310	$677,051
Net realized gain (loss)	207,736	(100,169)
Change in net unrealized appreciation (depreciation)	15,836,200	(9,895,280)
Net increase (decrease) in net assets resulting from operations	17,048,246	(9,318,398)
Distributions to shareholders	–	(816,019)
Share transactions - net increase (decrease)	27,850,587	92,912,857
Total increase (decrease) in net assets	44,898,833	82,778,440
Net Assets
Beginning of period	82,778,440	–
End of period	$127,677,273	$82,778,440

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Total Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.13
Net realized and unrealized gain (loss)	1.60	(.81)
Total from investment operations	1.70	(.68)
Distributions from net investment income	–	(.08)
Distributions from net realized gain	–	(.01)
Total distributions	–	(.09)
Net asset value, end of period	$10.93	$9.23
Total ReturnC,D,E	18.42%	(6.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.12%H	.12%H
Expenses net of fee waivers, if any	.12%H	.12%H
Expenses net of all reductions	.12%H	.12%H
Net investment income (loss)	1.84%H	1.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$126,483	$81,855
Portfolio turnover rateI	4%H	4%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.73
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.16
Total from investment operations	.20
Distributions from net investment income	–
Total distributions	–
Net asset value, end of period	$10.93
Total ReturnC,D,E	1.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.22%H
Expenses net of fee waivers, if any	.22%H
Expenses net of all reductions	.22%H
Net investment income (loss)	1.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$102
Portfolio turnover rateI	4%H

 A For the period April 11, 2019 (commencement of sale of shares) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Total Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12
Net realized and unrealized gain (loss)	1.61	(.82)
Total from investment operations	1.69	(.70)
Distributions from net investment income	–	(.06)
Distributions from net realized gain	–	(.01)
Total distributions	–	(.07)
Net asset value, end of period	$10.92	$9.23
Total ReturnC,D,E	18.31%	(6.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.37%H
Expenses net of fee waivers, if any	.37%H	.37%H
Expenses net of all reductions	.37%H	.37%H
Net investment income (loss)	1.59%H	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,092	$923
Portfolio turnover rateI	4%H	4%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
MarketAxess Holdings, Inc.	0.3
Arconic, Inc.	0.3
Paycom Software, Inc.	0.3
FactSet Research Systems, Inc.	0.3
Allegion PLC	0.3
Jacobs Engineering Group, Inc.	0.2
Lennox International, Inc.	0.2
Snap, Inc. Class A	0.2
Array BioPharma, Inc.	0.2
Teledyne Technologies, Inc.	0.2
2.5

Top Market Sectors as of June 30, 2019

% of fund's net assets
Industrials	16.1
Financials	15.8
Information Technology	15.4
Consumer Discretionary	13.1
Health Care	12.1
Real Estate	9.2
Materials	5.2
Communication Services	3.9
Consumer Staples	3.0
Energy	2.8

Asset Allocation (% of fund's net assets)

As of June 30, 2019 *
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.3%

VIP Extended Market Index Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.4%
Atn International, Inc.	126	$7,274
Bandwidth, Inc. (a)	65	4,876
Cincinnati Bell, Inc. (a)	578	2,861
Cogent Communications Group, Inc.	474	28,137
Consolidated Communications Holdings, Inc.	826	4,072
Frontier Communications Corp. (a)(b)	1,049	1,836
Globalstar, Inc. (a)	7,915	3,799
Intelsat SA (a)	782	15,210
Iridium Communications, Inc. (a)	1,094	25,446
ORBCOMM, Inc. (a)	914	6,627
Pareteum Corp. (a)	669	1,746
PDVWireless, Inc. (a)	104	4,888
Vonage Holdings Corp. (a)	2,506	28,393
WideOpenWest, Inc. (a)	294	2,134
Zayo Group Holdings, Inc. (a)	2,316	76,220
		213,519
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	575	5,365
Cinemark Holdings, Inc.	1,206	43,537
Glu Mobile, Inc. (a)	1,258	9,032
Lions Gate Entertainment Corp.:
Class A	640	7,840
Class B	1,169	13,572
Live Nation Entertainment, Inc. (a)	1,574	104,278
Marcus Corp.	229	7,548
Rosetta Stone, Inc. (a)	234	5,354
The Madison Square Garden Co. (a)	196	54,868
World Wrestling Entertainment, Inc. Class A	494	35,672
Zynga, Inc. (a)	9,451	57,935
		345,001
Interactive Media & Services - 0.8%
ANGI Homeservices, Inc. Class A (a)	640	8,326
Care.com, Inc. (a)	301	3,305
CarGurus, Inc. Class A (a)	383	13,830
Cars.com, Inc. (a)	714	14,080
Eventbrite, Inc.	127	2,057
Liberty TripAdvisor Holdings, Inc. (a)	812	10,069
Match Group, Inc.	595	40,026
MeetMe, Inc. (a)	846	2,944
QuinStreet, Inc. (a)	449	7,117
Snap, Inc. Class A (a)	7,919	113,242
TripAdvisor, Inc. (a)	1,169	54,113
TrueCar, Inc. (a)	918	5,012
Yelp, Inc. (a)	875	29,908
Zillow Group, Inc.:
Class A (a)	580	26,541
Class C (a)(b)	1,294	60,029
		390,599
Media - 1.8%
Altice U.S.A., Inc. Class A	1,374	33,457
AMC Networks, Inc. Class A (a)	512	27,899
Cable One, Inc.	57	66,746
comScore, Inc. (a)	496	2,559
DISH Network Corp. Class A (a)	2,610	100,250
E.W. Scripps Co. Class A	630	9,633
Emerald Expositions Events, Inc.	290	3,234
Entercom Communications Corp. Class A	1,426	8,271
Entravision Communication Corp. Class A	716	2,234
Fluent, Inc. (a)	400	2,152
Gannett Co., Inc.	1,289	10,518
GCI Liberty, Inc. (a)	1,120	68,835
Gray Television, Inc. (a)	861	14,112
John Wiley & Sons, Inc. Class A	514	23,572
Liberty Latin America Ltd.:
Class A (a)	492	8,477
Class C (a)	1,375	23,636
Loral Space & Communications Ltd. (a)	142	4,900
Meredith Corp.	456	25,107
MSG Network, Inc. Class A (a)	703	14,580
National CineMedia, Inc.	698	4,579
New Media Investment Group, Inc.	593	5,598
News Corp.:
Class A	4,283	57,778
Class B	1,510	21,080
Nexstar Broadcasting Group, Inc. Class A	520	52,520
Scholastic Corp.	313	10,404
Sinclair Broadcast Group, Inc. Class A	815	43,708
Sirius XM Holdings, Inc. (b)	14,625	81,608
TechTarget, Inc. (a)	250	5,313
Tegna, Inc.	2,456	37,208
The New York Times Co. Class A	1,609	52,486
Tribune Media Co. Class A	919	42,476
Tribune Publishing Co.	219	1,745
		866,675
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	484	8,697
Gogo, Inc. (a)	670	2,667
NII Holdings, Inc. (a)	1,280	2,163
Shenandoah Telecommunications Co.	526	20,262
Spok Holdings, Inc.	207	3,113
Telephone & Data Systems, Inc.	1,059	32,194
U.S. Cellular Corp. (a)	166	7,415
Vobile Group Ltd. (a)	2,000	702
		77,213

TOTAL COMMUNICATION SERVICES		1,893,007

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.0%
Adient PLC	982	23,833
American Axle & Manufacturing Holdings, Inc. (a)	1,285	16,397
Autoliv, Inc. (b)	993	70,016
Cooper Tire & Rubber Co.	577	18,204
Cooper-Standard Holding, Inc. (a)	190	8,706
Dana, Inc.	1,641	32,722
Delphi Technologies PLC	1,005	20,100
Dorman Products, Inc. (a)	330	28,756
Fox Factory Holding Corp. (a)	432	35,644
Garrett Motion, Inc. (a)	855	13,124
Gentex Corp.	2,979	73,313
Gentherm, Inc. (a)	393	16,439
LCI Industries	288	25,920
Modine Manufacturing Co. (a)	588	8,414
Motorcar Parts of America, Inc. (a)	216	4,625
Standard Motor Products, Inc.	229	10,383
Stoneridge, Inc. (a)	309	9,749
Superior Industries International, Inc.	277	958
Tenneco, Inc.	543	6,022
The Goodyear Tire & Rubber Co.	2,649	40,530
Tower International, Inc.	229	4,466
Veoneer, Inc. (a)(b)	991	17,154
Visteon Corp. (a)	331	19,390
		504,865
Automobiles - 0.2%
Harley-Davidson, Inc.	1,854	66,429
REV Group, Inc.	346	4,986
Thor Industries, Inc.	571	33,375
Winnebago Industries, Inc.	337	13,025
		117,815
Distributors - 0.4%
Core-Mark Holding Co., Inc.	516	20,496
LKQ Corp. (a)	3,618	96,275
Pool Corp.	458	87,478
		204,249
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	667	30,048
American Public Education, Inc. (a)	179	5,295
Bright Horizons Family Solutions, Inc. (a)	665	100,329
Career Education Corp. (a)	793	15,123
Carriage Services, Inc.	160	3,042
Chegg, Inc. (a)	1,172	45,227
Frontdoor, Inc. (a)	771	33,577
Graham Holdings Co.	50	34,502
Grand Canyon Education, Inc. (a)	547	64,010
H&R Block, Inc.	2,340	68,562
Houghton Mifflin Harcourt Co. (a)	1,140	6,566
K12, Inc. (a)	433	13,168
Laureate Education, Inc. Class A (a)	754	11,845
Regis Corp. (a)	384	6,374
Service Corp. International	2,058	96,273
ServiceMaster Global Holdings, Inc. (a)	1,544	80,427
Sotheby's Class A (Ltd. vtg.) (a)	381	22,148
Strategic Education, Inc.	248	44,144
Weight Watchers International, Inc. (a)	445	8,500
Zovio, Inc. (a)	310	1,110
		690,270
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	2,808	101,256
BFC Financial Corp. Class A	723	3,550
BJ's Restaurants, Inc.	244	10,721
Bloomin' Brands, Inc.	1,045	19,761
Boyd Gaming Corp.	922	24,839
Brinker International, Inc.	433	17,039
Caesars Entertainment Corp. (a)	6,644	78,532
Carrols Restaurant Group, Inc. (a)	394	3,558
Choice Hotels International, Inc.	387	33,673
Churchill Downs, Inc.	410	47,179
Chuy's Holdings, Inc. (a)	195	4,469
Cracker Barrel Old Country Store, Inc.	274	46,780
Dave & Buster's Entertainment, Inc.	442	17,888
Del Frisco's Restaurant Group, Inc. (a)(b)	353	2,810
Del Taco Restaurants, Inc. (a)	405	5,192
Denny's Corp. (a)	703	14,433
Dine Brands Global, Inc.	203	19,380
Drive Shack, Inc. (a)	717	3,363
Dunkin' Brands Group, Inc.	939	74,801
El Pollo Loco Holdings, Inc. (a)	269	2,868
Eldorado Resorts, Inc. (a)(b)	739	34,046
Everi Holdings, Inc. (a)	825	9,842
Extended Stay America, Inc. unit	2,134	36,043
Fiesta Restaurant Group, Inc. (a)	251	3,298
Golden Entertainment, Inc. (a)	219	3,066
Habit Restaurants, Inc. Class A (a)	244	2,560
Hilton Grand Vacations, Inc. (a)	1,103	35,097
Hyatt Hotels Corp. Class A	482	36,695
International Speedway Corp. Class A	278	12,479
Jack in the Box, Inc.	293	23,847
Lindblad Expeditions Holdings (a)	302	5,421
Marriott Vacations Worldwide Corp.	465	44,826
Monarch Casino & Resort, Inc. (a)	133	5,684
Noodles & Co. (a)	451	3,554
Papa John's International, Inc.	254	11,359
Penn National Gaming, Inc. (a)	1,233	23,748
Planet Fitness, Inc. (a)	1,005	72,802
Playa Hotels & Resorts NV (a)	617	4,757
PlayAGS, Inc. (a)	244	4,746
Potbelly Corp. (a)	281	1,430
Red Robin Gourmet Burgers, Inc. (a)	149	4,555
Red Rock Resorts, Inc.	794	17,055
Ruth's Hospitality Group, Inc.	318	7,222
Scientific Games Corp. Class A (a)	625	12,388
SeaWorld Entertainment, Inc. (a)	770	23,870
Shake Shack, Inc. Class A (a)	295	21,299
Six Flags Entertainment Corp.	816	40,539
Texas Roadhouse, Inc. Class A	756	40,575
The Cheesecake Factory, Inc.	477	20,854
U.S. Foods Holding Corp. (a)	2,471	88,363
Vail Resorts, Inc.	460	102,663
Wendy's Co.	2,123	41,568
Wingstop, Inc.	334	31,647
Wyndham Destinations, Inc.	1,107	48,597
Wyndham Hotels & Resorts, Inc.	1,127	62,819
YETI Holdings, Inc.	175	5,066
		1,476,472
Household Durables - 1.8%
Beazer Homes U.S.A., Inc. (a)	397	3,815
Cavco Industries, Inc. (a)	96	15,124
Century Communities, Inc. (a)	322	8,559
Ethan Allen Interiors, Inc.	275	5,792
Garmin Ltd.	1,375	109,725
GoPro, Inc. Class A (a)	1,324	7,229
Helen of Troy Ltd. (a)	300	39,177
Hooker Furniture Corp.	126	2,598
Hovnanian Enterprises, Inc. Class A (a)	48	365
Installed Building Products, Inc. (a)	254	15,042
iRobot Corp. (a)(b)	317	29,050
KB Home	980	25,215
La-Z-Boy, Inc.	531	16,280
Leggett & Platt, Inc.	1,487	57,056
LGI Homes, Inc. (a)	209	14,929
Libbey, Inc. (a)	223	415
Lovesac (a)	70	2,175
M.D.C. Holdings, Inc.	554	18,160
M/I Homes, Inc. (a)	321	9,161
Meritage Homes Corp. (a)	430	22,076
Mohawk Industries, Inc. (a)	717	105,736
PulteGroup, Inc.	2,940	92,963
Roku, Inc. Class A (a)	572	51,812
Skyline Champion Corp.	445	12,184
Taylor Morrison Home Corp. (a)	1,350	28,296
Tempur Sealy International, Inc. (a)	524	38,446
Toll Brothers, Inc.	1,547	56,651
TopBuild Corp. (a)	401	33,187
TRI Pointe Homes, Inc. (a)	1,612	19,296
Tupperware Brands Corp.	555	10,562
Turtle Beach Corp. (a)	65	751
Universal Electronics, Inc. (a)	162	6,645
Vuzix Corp. (a)	294	1,202
William Lyon Homes, Inc. (a)	367	6,690
Zagg, Inc. (a)	339	2,359
		868,723
Internet & Direct Marketing Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	273	5,154
Blue Apron Holdings, Inc. Class A (a)	47	318
Duluth Holdings, Inc. (a)	113	1,536
Etsy, Inc. (a)	1,372	84,200
Gaia, Inc. Class A (a)	115	872
Groupon, Inc. (a)	4,691	16,794
GrubHub, Inc. (a)(b)	1,032	80,486
Lands' End, Inc. (a)	216	2,640
Liberty Expedia Holdings, Inc. (a)	619	29,582
Overstock.com, Inc. (a)(b)	251	3,414
PetMed Express, Inc.	216	3,385
Quotient Technology, Inc. (a)	899	9,655
Shutterfly, Inc. (a)	380	19,209
Shutterstock, Inc.	211	8,269
Stamps.com, Inc. (a)	194	8,782
Stitch Fix, Inc. (a)	258	8,253
The Rubicon Project, Inc. (a)	512	3,256
Wayfair LLC Class A (a)	704	102,784
		388,589
Leisure Products - 0.5%
Acushnet Holdings Corp.	376	9,874
American Outdoor Brands Corp. (a)	609	5,487
Brunswick Corp.	986	45,248
Callaway Golf Co.	1,006	17,263
Clarus Corp.	266	3,841
Johnson Outdoors, Inc. Class A	66	4,922
Malibu Boats, Inc. Class A (a)	245	9,518
Mattel, Inc. (a)(b)	3,913	43,865
MCBC Holdings, Inc. (a)	227	4,447
Nautilus, Inc. (a)	301	665
Polaris Industries, Inc.	661	60,303
Sturm, Ruger & Co., Inc.	198	10,787
Vista Outdoor, Inc. (a)	684	6,074
		222,294
Multiline Retail - 0.4%
Big Lots, Inc.	468	13,389
Dillard's, Inc. Class A (b)	215	13,390
JC Penney Corp., Inc. (a)(b)	3,398	3,874
Macy's, Inc.	3,499	75,089
Nordstrom, Inc.	1,289	41,068
Ollie's Bargain Outlet Holdings, Inc. (a)	587	51,134
		197,944
Specialty Retail - 2.1%
Aaron's, Inc. Class A	784	48,145
Abercrombie & Fitch Co. Class A	756	12,126
America's Car Mart, Inc. (a)	71	6,112
American Eagle Outfitters, Inc.	1,916	32,380
Armstrong Flooring, Inc. (a)	289	2,847
Asbury Automotive Group, Inc. (a)	223	18,808
Ascena Retail Group, Inc. (a)	1,854	1,131
At Home Group, Inc. (a)	293	1,951
AutoNation, Inc. (a)	653	27,387
Barnes & Noble Education, Inc. (a)	503	1,690
Barnes & Noble, Inc.	701	4,690
Bed Bath & Beyond, Inc. (b)	1,564	18,174
Boot Barn Holdings, Inc. (a)	330	11,761
Caleres, Inc.	503	10,020
Camping World Holdings, Inc.	371	4,608
Carvana Co. Class A (a)	372	23,283
Chico's FAS, Inc.	1,382	4,657
Citi Trends, Inc.	142	2,076
Conn's, Inc. (a)	265	4,722
Dick's Sporting Goods, Inc.	839	29,055
DSW, Inc. Class A	768	14,723
Express, Inc. (a)	792	2,162
Five Below, Inc. (a)	635	76,213
Floor & Decor Holdings, Inc. Class A (a)	657	27,528
Foot Locker, Inc.	1,301	54,538
GameStop Corp. Class A (b)	1,162	6,356
Gap, Inc.	2,414	43,380
Genesco, Inc. (a)	236	9,980
GNC Holdings, Inc. Class A (a)(b)	813	1,220
Group 1 Automotive, Inc.	209	17,115
Guess?, Inc.	632	10,207
Haverty Furniture Companies, Inc.	213	3,627
Hibbett Sports, Inc. (a)	221	4,022
IAA Spinco, Inc. (a)	1,532	59,411
Kirkland's, Inc. (a)	158	357
L Brands, Inc.	2,604	67,964
Lithia Motors, Inc. Class A (sub. vtg.)	255	30,289
Lumber Liquidators Holdings, Inc. (a)(b)	333	3,846
MarineMax, Inc. (a)	269	4,422
Michaels Companies, Inc. (a)	1,005	8,744
Monro, Inc.	376	32,073
Murphy U.S.A., Inc. (a)	341	28,654
Office Depot, Inc.	6,165	12,700
Party City Holdco, Inc. (a)(b)	678	4,970
Penske Automotive Group, Inc.	410	19,393
Rent-A-Center, Inc. (a)	508	13,528
RH (a)(b)	212	24,507
Sally Beauty Holdings, Inc. (a)	1,363	18,182
Shoe Carnival, Inc. (b)	117	3,229
Signet Jewelers Ltd.	591	10,567
Sleep Number Corp. (a)	378	15,267
Sonic Automotive, Inc. Class A (sub. vtg.)	295	6,888
Sportsman's Warehouse Holdings, Inc. (a)	349	1,319
Tailored Brands, Inc.	567	3,272
The Buckle, Inc. (b)	331	5,730
The Cato Corp. Class A (sub. vtg.)	253	3,117
The Children's Place Retail Stores, Inc.	183	17,455
The Container Store Group, Inc. (a)	140	1,025
Tile Shop Holdings, Inc.	467	1,868
Tilly's, Inc.	265	2,022
Urban Outfitters, Inc. (a)	862	19,611
Williams-Sonoma, Inc.	913	59,345
Zumiez, Inc. (a)	209	5,455
		1,021,904
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	1,712	59,372
Carter's, Inc.	522	50,916
Columbia Sportswear Co.	337	33,754
Crocs, Inc. (a)	767	15,148
Deckers Outdoor Corp. (a)	332	58,422
Fossil Group, Inc. (a)(b)	526	6,049
G-III Apparel Group Ltd. (a)	489	14,386
Hanesbrands, Inc.	4,102	70,636
J.Jill, Inc.	221	440
Movado Group, Inc.	184	4,968
Oxford Industries, Inc.	195	14,781
PVH Corp.	862	81,580
Ralph Lauren Corp.	620	70,426
Rocky Brands, Inc.	92	2,510
Samsonite International SA (c)	12,300	28,216
Samsonite International SA ADR	810	9,299
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,526	48,054
Steven Madden Ltd.	907	30,793
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,154	54,604
Class C (non-vtg.) (a)	2,168	48,130
Unifi, Inc. (a)	177	3,216
Vera Bradley, Inc. (a)	238	2,856
Wolverine World Wide, Inc.	1,079	29,716
		738,272

TOTAL CONSUMER DISCRETIONARY		6,431,397

CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	98	37,020
Brown-Forman Corp. Class B (non-vtg.)	1,890	104,763
Coca-Cola Bottling Co. Consolidated	53	15,860
Craft Brew Alliance, Inc. (a)	100	1,399
MGP Ingredients, Inc.	143	9,482
National Beverage Corp.	134	5,980
Primo Water Corp. (a)	371	4,563
		179,067
Food & Staples Retailing - 0.4%
Andersons, Inc.	302	8,226
BJ's Wholesale Club Holdings, Inc.	772	20,381
Casey's General Stores, Inc.	418	65,204
Chefs' Warehouse Holdings (a)	265	9,294
Ingles Markets, Inc. Class A	157	4,887
Natural Grocers by Vitamin Cottage, Inc. (a)	71	714
Performance Food Group Co. (a)	1,195	47,836
PriceSmart, Inc.	253	12,933
Rite Aid Corp. (a)(b)	590	4,726
SpartanNash Co.	399	4,656
Sprouts Farmers Market LLC (a)	1,453	27,447
United Natural Foods, Inc. (a)	563	5,050
Weis Markets, Inc.	189	6,881
		218,235
Food Products - 1.4%
B&G Foods, Inc. Class A (b)	744	15,475
Bunge Ltd.	1,606	89,470
Cal-Maine Foods, Inc.	342	14,268
Calavo Growers, Inc.	178	17,220
Campbell Soup Co.	2,193	87,874
Darling International, Inc. (a)	1,866	37,115
Dean Foods Co. (b)	1,067	986
Farmer Brothers Co. (a)	133	2,177
Flowers Foods, Inc.	2,082	48,448
Fresh Del Monte Produce, Inc.	340	9,163
Freshpet, Inc. (a)	290	13,198
Hostess Brands, Inc. Class A (a)	1,116	16,115
Ingredion, Inc.	803	66,239
J&J Snack Foods Corp.	170	27,362
John B. Sanfilippo & Son, Inc.	100	7,969
Lancaster Colony Corp.	221	32,841
Limoneira Co.	160	3,190
nLIGHT, Inc. (a)	50	960
Pilgrim's Pride Corp. (a)	586	14,879
Post Holdings, Inc. (a)	759	78,913
Sanderson Farms, Inc.	229	31,272
Seaboard Corp.	4	16,547
The Hain Celestial Group, Inc. (a)	1,017	22,272
The Simply Good Foods Co. (a)	568	13,677
Tootsie Roll Industries, Inc.	218	8,051
TreeHouse Foods, Inc. (a)	637	34,462
		710,143
Household Products - 0.2%
Central Garden & Pet Co. (a)	154	4,150
Central Garden & Pet Co. Class A (non-vtg.) (a)	427	10,521
Energizer Holdings, Inc.	725	28,014
Funko, Inc. (a)	120	2,906
Spectrum Brands Holdings, Inc.	517	27,799
WD-40 Co.	158	25,128
		98,518
Personal Products - 0.5%
Avon Products, Inc. (a)	5,057	19,621
Coty, Inc. Class A	5,127	68,702
Edgewell Personal Care Co. (a)	614	16,547
elf Beauty, Inc. (a)	268	3,779
Herbalife Nutrition Ltd. (a)	1,187	50,756
Inter Parfums, Inc.	195	12,966
MediFast, Inc.	137	17,577
Natural Health Trends Corp.	104	837
Nu Skin Enterprises, Inc. Class A	628	30,973
USANA Health Sciences, Inc. (a)	159	12,629
		234,387
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,401	2,928
Pyxus International, Inc. (a)	96	1,459
Turning Point Brands, Inc.	96	4,702
Universal Corp.	284	17,259
Vector Group Ltd.	1,219	11,885
		38,233

TOTAL CONSUMER STAPLES		1,478,583

ENERGY - 2.8%
Energy Equipment & Services - 0.8%
Archrock, Inc.	1,449	15,359
Basic Energy Services, Inc. (a)	187	355
C&J Energy Services, Inc. (a)	724	8,529
Carbo Ceramics, Inc. (a)	180	243
Core Laboratories NV	509	26,611
Diamond Offshore Drilling, Inc. (a)(b)	701	6,218
Dmc Global, Inc.	158	10,009
Dril-Quip, Inc. (a)	404	19,392
Ensco PLC Class A (b)	1,226	10,458
Exterran Corp. (a)	384	5,460
Forum Energy Technologies, Inc. (a)	875	2,993
Frank's International NV (a)	811	4,428
FTS International, Inc. (a)	379	2,115
Helix Energy Solutions Group, Inc. (a)	1,599	13,799
Helmerich & Payne, Inc.	1,236	62,566
ION Geophysical Corp. (a)	95	765
KLX Energy Services Holdings, Inc. (a)	249	5,087
Liberty Oilfield Services, Inc. Class A	417	6,747
Mammoth Energy Services, Inc.	166	1,142
Matrix Service Co. (a)	318	6,443
McDermott International, Inc. (a)	2,070	19,996
Nabors Industries Ltd.	3,780	10,962
NCS Multistage Holdings, Inc. (a)	180	639
Newpark Resources, Inc. (a)	987	7,324
Noble Corp. (a)	2,667	4,987
Oceaneering International, Inc. (a)	1,129	23,020
Oil States International, Inc. (a)	698	12,773
Patterson-UTI Energy, Inc.	2,493	28,694
Pioneer Energy Services Corp. (a)	649	164
RPC, Inc.	662	4,773
SEACOR Holdings, Inc. (a)	204	9,692
Solaris Oilfield Infrastructure, Inc. Class A	298	4,464
Superior Energy Services, Inc. (a)	1,647	2,141
TETRA Technologies, Inc. (a)	1,516	2,471
Tidewater, Inc. (a)	367	8,617
Transocean Ltd. (United States) (a)	5,791	37,120
U.S. Silica Holdings, Inc.	862	11,025
		397,581
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)	1,746	1,798
Alta Mesa Resources, Inc. Class A (a)	1,070	156
Antero Resources Corp. (a)	2,476	13,692
Arch Coal, Inc.	216	20,349
Bonanza Creek Energy, Inc. (a)	214	4,468
California Resources Corp. (a)(b)	563	11,080
Callon Petroleum Co. (a)	2,550	16,805
Carrizo Oil & Gas, Inc. (a)	977	9,790
Centennial Resource Development, Inc. Class A (a)	2,170	16,470
Chesapeake Energy Corp. (a)(b)	10,371	20,223
Cimarex Energy Co.	1,088	64,551
Clean Energy Fuels Corp. (a)	1,509	4,029
CNX Resources Corp. (a)	2,325	16,996
CONSOL Energy, Inc. (a)	322	8,568
Contango Oil & Gas Co. (a)	341	593
Continental Resources, Inc. (a)	986	41,501
CVR Energy, Inc.	328	16,397
Delek U.S. Holdings, Inc.	862	34,928
Denbury Resources, Inc. (a)	5,354	6,639
Earthstone Energy, Inc. (a)	174	1,065
EQT Corp.	2,901	45,865
Equitrans Midstream Corp.	2,322	45,767
Evolution Petroleum Corp.	405	2,896
Extraction Oil & Gas, Inc. (a)(b)	1,317	5,703
Green Plains, Inc.	440	4,743
Gulfport Energy Corp. (a)	1,755	8,617
Halcon Resources Corp. (a)	1,816	321
Highpoint Resources, Inc. (a)	1,078	1,962
International Seaways, Inc. (a)	319	6,061
Jagged Peak Energy, Inc. (a)	662	5,475
Kosmos Energy Ltd.	2,679	16,797
Laredo Petroleum, Inc. (a)	1,652	4,791
Lilis Energy, Inc. (a)	431	263
Lonestar Resources U.S., Inc. (a)	204	467
Magnolia Oil & Gas Corp. Class A (a)	979	11,337
Matador Resources Co. (a)	1,192	23,697
Midstates Petroleum Co., Inc. (a)	247	1,455
Montage Resources Corp. (a)	83	506
Murphy Oil Corp.	1,860	45,849
Nine Energy Service, Inc. (a)	134	2,322
Northern Oil & Gas, Inc. (a)	2,417	4,665
Oasis Petroleum, Inc. (a)	3,023	17,171
Overseas Shipholding Group, Inc. (a)	638	1,199
Par Pacific Holdings, Inc. (a)	347	7,120
Parsley Energy, Inc. Class A (a)	2,986	56,764
PBF Energy, Inc. Class A	1,368	42,818
PDC Energy, Inc. (a)	754	27,189
Peabody Energy Corp.	891	21,473
Penn Virginia Corp. (a)	143	4,387
QEP Resources, Inc. (a)	2,657	19,210
Range Resources Corp.	2,370	16,543
Renewable Energy Group, Inc. (a)	438	6,947
Rex American Resources Corp. (a)	63	4,593
Ring Energy, Inc. (a)	639	2,077
SandRidge Energy, Inc. (a)	319	2,207
SemGroup Corp. Class A	756	9,072
SM Energy Co.	1,158	14,498
Southwestern Energy Co. (a)	6,640	20,982
SRC Energy, Inc. (a)	2,776	13,769
Talos Energy, Inc. (a)	258	6,205
Teekay Corp.	807	2,776
Teekay Tankers Ltd. (a)	2,123	2,717
Tellurian, Inc. (a)	1,076	8,447
Ultra Petroleum Corp. (a)	1,891	340
Unit Corp. (a)	590	5,245
Uranium Energy Corp. (a)	1,713	2,347
W&T Offshore, Inc. (a)	991	4,915
Whiting Petroleum Corp. (a)(b)	1,038	19,390
World Fuel Services Corp.	770	27,689
WPX Energy, Inc. (a)	4,491	51,691
		969,438

TOTAL ENERGY		1,367,019

FINANCIALS - 15.8%
Banks - 6.5%
1st Source Corp.	186	8,630
Allegiance Bancshares, Inc. (a)	129	4,301
Amalgamated Bank	109	1,902
Ameris Bancorp	455	17,831
Associated Banc-Corp.	1,881	39,764
Atlantic Capital Bancshares, Inc. (a)	292	4,999
Banc of California, Inc.	484	6,761
BancFirst Corp.	198	11,021
Bancorp, Inc., Delaware (a)	658	5,869
BancorpSouth Bank	1,029	29,882
Bank of Hawaii Corp.	474	39,299
Bank of Marin Bancorp	147	6,030
Bank OZK	1,375	41,374
BankUnited, Inc.	1,170	39,476
Banner Corp.	360	19,494
Berkshire Hills Bancorp, Inc.	450	14,126
BOK Financial Corp.	361	27,248
Boston Private Financial Holdings, Inc.	956	11,539
Brookline Bancorp, Inc., Delaware	895	13,765
Bryn Mawr Bank Corp.	227	8,472
Byline Bancorp, Inc. (a)	184	3,518
Cadence Bancorp Class A	1,410	29,328
Carolina Financial Corp.	233	8,176
Cathay General Bancorp	873	31,349
CBTX, Inc.	200	5,628
Centerstate Banks of Florida, Inc.	1,072	24,688
Central Pacific Financial Corp.	324	9,707
Chemical Financial Corp.	814	33,464
CIT Group, Inc.	1,204	63,258
City Holding Co.	193	14,718
Columbia Banking Systems, Inc.	832	30,102
Commerce Bancshares, Inc.	1,127	67,237
Community Bank System, Inc.	579	38,121
Community Trust Bancorp, Inc.	206	8,712
ConnectOne Bancorp, Inc.	339	7,682
Cullen/Frost Bankers, Inc.	723	67,716
Customers Bancorp, Inc. (a)	335	7,035
CVB Financial Corp.	1,160	24,395
Eagle Bancorp, Inc.	360	19,487
East West Bancorp, Inc.	1,643	76,843
Enterprise Financial Services Corp.	266	11,066
Equity Bancshares, Inc. (a)	162	4,319
Financial Institutions, Inc.	176	5,130
First Bancorp, North Carolina	333	12,128
First Bancorp, Puerto Rico	2,483	27,412
First Busey Corp.	503	13,284
First Citizens Bancshares, Inc.	102	45,928
First Commonwealth Financial Corp.	1,094	14,736
First Financial Bancorp, Ohio	1,107	26,812
First Financial Bankshares, Inc.	1,542	47,478
First Financial Corp., Indiana	121	4,859
First Foundation, Inc.	418	5,618
First Hawaiian, Inc.	1,025	26,517
First Horizon National Corp.	3,697	55,196
First Internet Bancorp	112	2,412
First Interstate Bancsystem, Inc.	367	14,537
First Merchants Corp.	566	21,451
First Midwest Bancorp, Inc., Delaware	1,208	24,728
First of Long Island Corp.	238	4,779
Flushing Financial Corp.	307	6,815
FNB Corp., Pennsylvania	3,688	43,408
Franklin Financial Network, Inc.	142	3,956
Fulton Financial Corp.	2,005	32,822
German American Bancorp, Inc.	228	6,867
Glacier Bancorp, Inc.	959	38,887
Great Southern Bancorp, Inc.	145	8,678
Great Western Bancorp, Inc.	658	23,504
Hancock Whitney Corp.	967	38,738
Hanmi Financial Corp.	347	7,728
Heartland Financial U.S.A., Inc.	319	14,269
Heritage Commerce Corp.	422	5,170
Heritage Financial Corp., Washington	374	11,048
Hilltop Holdings, Inc.	828	17,612
Home Bancshares, Inc.	1,804	34,745
Hope Bancorp, Inc.	1,378	18,989
Horizon Bancorp, Inc. Indiana	392	6,405
IBERIABANK Corp.	633	48,013
Independent Bank Corp.	270	5,883
Independent Bank Corp., Massachusetts	367	27,947
Independent Bank Group, Inc.	401	22,039
International Bancshares Corp.	615	23,192
Investors Bancorp, Inc.	2,729	30,428
Lakeland Bancorp, Inc.	558	9,012
Lakeland Financial Corp.	283	13,253
LegacyTexas Financial Group, Inc.	515	20,966
Live Oak Bancshares, Inc.	299	5,128
Mercantile Bank Corp.	182	5,930
Midland States Bancorp, Inc.	218	5,825
National Bank Holdings Corp.	298	10,817
NBT Bancorp, Inc.	498	18,680
OFG Bancorp	513	12,194
Old Line Bancshares, Inc.	165	4,391
Old National Bancorp, Indiana	1,706	28,303
Old Second Bancorp, Inc.	301	3,844
Opus Bank	239	5,045
Origin Bancorp, Inc.	48	1,584
Pacific Premier Bancorp, Inc.	511	15,780
PacWest Bancorp	1,380	53,585
Park National Corp.	152	15,107
Peapack-Gladstone Financial Corp.	179	5,033
Peoples Bancorp, Inc.	188	6,065
Peoples United Financial, Inc.	4,294	72,053
Pinnacle Financial Partners, Inc.	832	47,823
Popular, Inc.	1,144	62,051
Preferred Bank, Los Angeles	158	7,466
Prosperity Bancshares, Inc.	755	49,868
QCR Holdings, Inc.	141	4,917
Renasant Corp.	543	19,515
S&T Bancorp, Inc.	394	14,767
Sandy Spring Bancorp, Inc.	393	13,708
Seacoast Banking Corp., Florida (a)	578	14,704
ServisFirst Bancshares, Inc.	512	17,541
Signature Bank	608	73,471
Simmons First National Corp. Class A	1,049	24,400
South State Corp.	416	30,647
Southside Bancshares, Inc.	370	11,981
Sterling Bancorp	2,541	54,072
Stock Yards Bancorp, Inc.	236	8,531
Synovus Financial Corp.	1,883	65,905
TCF Financial Corp.	1,900	39,501
Texas Capital Bancshares, Inc. (a)	570	34,981
Tompkins Financial Corp.	141	11,506
TowneBank	738	20,133
Trico Bancshares	308	11,642
TriState Capital Holdings, Inc. (a)	254	5,420
Triumph Bancorp, Inc. (a)	283	8,221
Trustmark Corp.	763	25,370
UMB Financial Corp.	510	33,568
Umpqua Holdings Corp.	2,503	41,525
Union Bankshares Corp.	682	24,095
United Bankshares, Inc., West Virginia	1,174	43,544
United Community Bank, Inc.	903	25,790
Univest Corp. of Pennsylvania	336	8,823
Valley National Bancorp	3,762	40,554
Veritex Holdings, Inc.	504	13,079
Washington Trust Bancorp, Inc.	163	8,505
Webster Financial Corp.	1,049	50,111
WesBanco, Inc.	618	23,824
Westamerica Bancorp.	299	18,421
Western Alliance Bancorp. (a)	1,107	49,505
Wintrust Financial Corp.	641	46,896
		3,187,456
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	596	54,915
Artisan Partners Asset Management, Inc.	583	16,044
BGC Partners, Inc. Class A	3,058	15,993
Blucora, Inc. (a)	548	16,643
Cohen & Steers, Inc.	244	12,551
Cowen Group, Inc. Class A (a)	311	5,346
Diamond Hill Investment Group, Inc.	38	5,385
Donnelley Financial Solutions, Inc. (a)	379	5,056
Eaton Vance Corp. (non-vtg.)	1,326	57,190
Evercore, Inc. Class A	460	40,742
FactSet Research Systems, Inc.	434	124,367
Federated Investors, Inc. Class B (non-vtg.)	1,088	35,360
Gain Capital Holdings, Inc.	354	1,462
Greenhill & Co., Inc.	202	2,745
Hamilton Lane, Inc. Class A	203	11,583
Houlihan Lokey	389	17,322
Interactive Brokers Group, Inc.	851	46,124
INTL FCStone, Inc. (a)	172	6,809
Invesco Ltd.	4,680	95,753
Janus Henderson Group PLC	1,897	40,596
Lazard Ltd. Class A	1,476	50,760
Legg Mason, Inc.	975	37,323
LPL Financial	987	80,510
MarketAxess Holdings, Inc.	428	137,554
Moelis & Co. Class A	522	18,244
Morningstar, Inc.	209	30,230
Oppenheimer Holdings, Inc. Class A (non-vtg.)	130	3,539
Piper Jaffray Companies	168	12,477
PJT Partners, Inc.	211	8,550
SEI Investments Co.	1,485	83,309
Stifel Financial Corp.	815	48,134
Virtu Financial, Inc. Class A	717	15,616
Virtus Investment Partners, Inc.	83	8,914
Waddell & Reed Financial, Inc. Class A (b)	906	15,103
Westwood Holdings Group, Inc.	86	3,027
WisdomTree Investments, Inc.	1,274	7,861
		1,173,137
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)	141	68,220
CURO Group Holdings Corp. (a)	168	1,856
Elevate Credit, Inc. (a)	300	1,236
Encore Capital Group, Inc. (a)	293	9,924
Enova International, Inc. (a)	396	9,128
EZCORP, Inc. (non-vtg.) Class A (a)(b)	621	5,881
First Cash Financial Services, Inc.	496	49,610
Green Dot Corp. Class A (a)	543	26,553
LendingClub Corp. (a)	4,753	15,590
Navient Corp.	2,612	35,654
Nelnet, Inc. Class A	242	14,331
OneMain Holdings, Inc.	848	28,671
PRA Group, Inc. (a)	512	14,408
Regional Management Corp. (a)	95	2,505
Santander Consumer U.S.A. Holdings, Inc.	1,309	31,364
SLM Corp.	4,947	48,085
World Acceptance Corp. (a)	77	12,636
		375,652
Diversified Financial Services - 0.6%
AXA Equitable Holdings, Inc.	1,529	31,956
Cannae Holdings, Inc. (a)	777	22,517
Columbia Financial, Inc. (a)	542	8,184
FB Financial Corp.	184	6,734
FGL Holdings Class A	1,998	16,783
Focus Financial Partners, Inc. Class A	221	6,036
Jefferies Financial Group, Inc.	3,191	61,363
On Deck Capital, Inc. (a)	628	2,606
Pennymac Financial Services, Inc.	683	15,149
Victory Capital Holdings, Inc. (a)	152	2,611
Voya Financial, Inc.	1,772	97,992
		271,931
Insurance - 3.4%
AMBAC Financial Group, Inc. (a)	525	8,846
American Equity Investment Life Holding Co.	1,026	27,866
American Financial Group, Inc.	799	81,874
American National Insurance Co.	96	11,181
Amerisafe, Inc.	215	13,711
Argo Group International Holdings, Ltd.	386	28,583
Assurant, Inc.	594	63,190
Assured Guaranty Ltd.	1,207	50,791
Athene Holding Ltd. (a)	1,444	62,179
Axis Capital Holdings Ltd.	950	56,668
Brighthouse Financial, Inc. (a)	1,354	49,678
Brown & Brown, Inc.	2,663	89,211
CNO Financial Group, Inc.	1,875	31,275
eHealth, Inc. (a)	211	18,167
Employers Holdings, Inc.	373	15,767
Enstar Group Ltd. (a)	170	29,628
Erie Indemnity Co. Class A	227	57,722
FBL Financial Group, Inc. Class A	111	7,082
First American Financial Corp.	1,272	68,306
Genworth Financial, Inc. Class A	5,697	21,136
Goosehead Insurance	109	5,210
Greenlight Capital Re, Ltd. (a)	309	2,623
Hanover Insurance Group, Inc.	481	61,712
HCI Group, Inc.	84	3,399
Health Insurance Innovations, Inc. (a)	145	3,758
Heritage Insurance Holdings, Inc.	266	4,099
Horace Mann Educators Corp.	469	18,896
James River Group Holdings Ltd.	340	15,946
Kemper Corp.	693	59,799
Kinsale Capital Group, Inc.	222	20,309
Maiden Holdings Ltd.	689	441
MBIA, Inc. (a)	1,034	9,627
Mercury General Corp.	307	19,188
National General Holdings Corp.	726	16,654
National Western Life Group, Inc.	26	6,682
Old Republic International Corp.	3,234	72,377
Primerica, Inc.	489	58,656
ProAssurance Corp.	609	21,991
RenaissanceRe Holdings Ltd.	459	81,707
RLI Corp.	448	38,398
Safety Insurance Group, Inc.	163	15,506
Selective Insurance Group, Inc.	671	50,251
Stewart Information Services Corp.	270	10,932
Third Point Reinsurance Ltd. (a)	859	8,865
Trupanion, Inc. (a)	293	10,586
United Fire Group, Inc.	242	11,727
United Insurance Holdings Corp.	247	3,522
Universal Insurance Holdings, Inc.	368	10,267
Unum Group	2,488	83,472
W.R. Berkley Corp.	1,648	108,653
White Mountains Insurance Group Ltd.	36	36,773
		1,664,887
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	334	5,311
Anworth Mortgage Asset Corp.	1,110	4,207
Apollo Commercial Real Estate Finance, Inc.	1,286	23,650
Arbor Realty Trust, Inc.	770	9,332
Ares Commercial Real Estate Corp.	295	4,384
Arlington Asset Investment Corp.	353	2,429
Armour Residential REIT, Inc.	573	10,681
Blackstone Mortgage Trust, Inc.	1,380	49,100
Capstead Mortgage Corp.	1,011	8,442
Cherry Hill Mortgage Investment Corp.	183	2,928
Chimera Investment Corp.	2,131	40,212
Dynex Capital, Inc.	226	3,786
Exantas Capital Corp.	354	4,004
Granite Point Mortgage Trust, Inc.	484	9,288
Invesco Mortgage Capital, Inc.	1,279	20,617
KKR Real Estate Finance Trust, Inc.	305	6,076
Ladder Capital Corp. Class A	1,013	16,826
MFA Financial, Inc.	5,083	36,496
New Residential Investment Corp.	4,159	64,007
New York Mortgage Trust, Inc.	1,911	11,848
Orchid Island Capital, Inc.	587	3,733
PennyMac Mortgage Investment Trust	701	15,303
Redwood Trust, Inc.	1,050	17,357
Starwood Property Trust, Inc.	3,136	71,250
TPG RE Finance Trust, Inc.	479	9,240
Two Harbors Investment Corp.	2,816	35,679
Western Asset Mortgage Capital Corp.	569	5,679
		491,865
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	78	3,664
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	615	16,759
Capitol Federal Financial, Inc.	1,587	21,853
Dime Community Bancshares, Inc.	343	6,514
Essent Group Ltd. (a)	1,116	52,441
Farmer Mac Class C (non-vtg.)	99	7,193
First Defiance Financial Corp.	242	6,914
Flagstar Bancorp, Inc.	333	11,036
HomeStreet, Inc. (a)	308	9,129
Kearny Financial Corp.	1,084	14,406
LendingTree, Inc. (a)	85	35,703
Meridian Bancorp, Inc. Maryland	596	10,662
Meta Financial Group, Inc.	314	8,808
MGIC Investment Corp. (a)	4,111	54,019
New York Community Bancorp, Inc.	5,588	55,768
NMI Holdings, Inc. (a)	757	21,491
Northfield Bancorp, Inc.	499	7,789
Northwest Bancshares, Inc.	1,156	20,357
OceanFirst Financial Corp.	472	11,729
Ocwen Financial Corp. (a)	1,156	2,393
Oritani Financial Corp.	429	7,610
Provident Financial Services, Inc.	686	16,636
Radian Group, Inc.	2,431	55,548
TFS Financial Corp.	597	10,788
Trustco Bank Corp., New York	1,104	8,744
United Financial Bancorp, Inc. New	569	8,068
Walker & Dunlop, Inc.	323	17,187
Washington Federal, Inc.	914	31,926
WMI Holdings Corp. (a)	306	2,451
WSFS Financial Corp.	538	22,219
		556,141

TOTAL FINANCIALS		7,724,733

HEALTH CARE - 12.1%
Biotechnology - 4.5%
Abeona Therapeutics, Inc. (a)	322	1,539
ACADIA Pharmaceuticals, Inc. (a)	1,274	34,054
Acceleron Pharma, Inc. (a)	494	20,294
Achillion Pharmaceuticals, Inc. (a)	1,545	4,141
Acorda Therapeutics, Inc. (a)	463	3,551
Adamas Pharmaceuticals, Inc. (a)	224	1,389
Aduro Biotech, Inc. (a)	461	710
Adverum Biotechnologies, Inc. (a)	626	7,443
Aeglea BioTherapeutics, Inc. (a)	156	1,069
Agenus, Inc. (a)	1,171	3,513
Agios Pharmaceuticals, Inc. (a)	579	28,881
Aimmune Therapeutics, Inc. (a)	427	8,890
Akebia Therapeutics, Inc. (a)	1,160	5,614
Alder Biopharmaceuticals, Inc. (a)	651	7,662
Aldeyra Therapeutics, Inc. (a)	266	1,596
Alkermes PLC (a)	1,767	39,828
Allakos, Inc. (a)	90	3,900
Allogene Therapeutics, Inc.	213	5,719
Alnylam Pharmaceuticals, Inc. (a)	1,022	74,156
AMAG Pharmaceuticals, Inc. (a)	404	4,036
Amicus Therapeutics, Inc. (a)	2,163	26,994
AnaptysBio, Inc. (a)	258	14,556
Anika Therapeutics, Inc.(a)	157	6,377
Apellis Pharmaceuticals, Inc. (a)	397	10,060
Arcus Biosciences, Inc. (a)	93	739
Arena Pharmaceuticals, Inc. (a)	562	32,950
ArQule, Inc. (a)	1,129	12,430
Array BioPharma, Inc. (a)	2,426	112,397
Arrowhead Pharmaceuticals, Inc. (a)	1,002	26,553
Assembly Biosciences, Inc. (a)	234	3,157
Atara Biotherapeutics, Inc. (a)	520	10,457
Audentes Therapeutics, Inc. (a)	389	14,728
Avid Bioservices, Inc. (a)	630	3,528
Bellicum Pharmaceuticals, Inc. (a)	391	665
BioCryst Pharmaceuticals, Inc. (a)	1,182	4,480
Biohaven Pharmaceutical Holding Co. Ltd. (a)	399	17,472
Biospecifics Technologies Corp. (a)	60	3,583
bluebird bio, Inc. (a)	622	79,118
Blueprint Medicines Corp. (a)	500	47,165
Calithera Biosciences, Inc. (a)	325	1,268
Cara Therapeutics, Inc. (a)	383	8,235
CareDx, Inc. (a)	422	15,188
CASI Pharmaceuticals, Inc. (a)	607	1,942
Catalyst Biosciences, Inc. (a)(b)	107	789
Catalyst Pharmaceutical Partners, Inc. (a)	1,132	4,347
Cellular Biomedicine Group, Inc. (a)	127	2,099
ChemoCentryx, Inc. (a)	257	2,390
Clovis Oncology, Inc. (a)	607	9,026
Coherus BioSciences, Inc. (a)	658	14,542
Concert Pharmaceuticals, Inc. (a)	178	2,136
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	588	4,075
Crinetics Pharmaceuticals, Inc. (a)	82	2,050
Cytokinetics, Inc. (a)	631	7,099
CytomX Therapeutics, Inc. (a)	505	5,666
Deciphera Pharmaceuticals, Inc. (a)	170	3,834
Denali Therapeutics, Inc. (a)	766	15,902
Dicerna Pharmaceuticals, Inc. (a)	548	8,631
Dynavax Technologies Corp. (a)	633	2,526
Eagle Pharmaceuticals, Inc. (a)	120	6,682
Editas Medicine, Inc. (a)	488	12,073
Eiger Biopharmaceuticals, Inc. (a)	181	1,919
Emergent BioSolutions, Inc. (a)	509	24,590
Enanta Pharmaceuticals, Inc. (a)	178	15,020
Epizyme, Inc. (a)	727	9,124
Esperion Therapeutics, Inc. (a)	277	12,886
Exelixis, Inc. (a)	3,404	72,743
Fate Therapeutics, Inc. (a)	680	13,804
FibroGen, Inc. (a)	861	38,900
Five Prime Therapeutics, Inc. (a)	420	2,533
Flexion Therapeutics, Inc. (a)	382	4,699
Galectin Therapeutics, Inc. (a)	400	1,660
Genomic Health, Inc. (a)	237	13,786
Geron Corp. (a)(b)	2,168	3,057
Global Blood Therapeutics, Inc. (a)	633	33,296
GlycoMimetics, Inc. (a)	359	4,279
Halozyme Therapeutics, Inc. (a)	1,426	24,499
Heron Therapeutics, Inc. (a)	784	14,575
Homology Medicines, Inc. (a)	112	2,192
ImmunoGen, Inc. (a)	1,835	3,982
Immunomedics, Inc. (a)	1,932	26,797
Inovio Pharmaceuticals, Inc. (a)(b)	1,040	3,058
Insmed, Inc. (a)	877	22,451
Intellia Therapeutics, Inc. (a)	338	5,533
Intercept Pharmaceuticals, Inc. (a)	252	20,052
Intrexon Corp. (a)(b)	833	6,381
Invitae Corp. (a)	757	17,790
Ionis Pharmaceuticals, Inc. (a)	1,566	100,647
Iovance Biotherapeutics, Inc. (a)	1,402	34,377
Ironwood Pharmaceuticals, Inc. Class A (a)	1,598	17,482
Kadmon Holdings, Inc. (a)	1,305	2,688
Karyopharm Therapeutics, Inc. (a)	567	3,396
Kindred Biosciences, Inc. (a)	366	3,049
Kiniksa Pharmaceuticals Ltd. (a)	114	1,544
Kura Oncology, Inc. (a)	340	6,695
La Jolla Pharmaceutical Co. (a)	236	2,183
Lexicon Pharmaceuticals, Inc. (a)	520	3,271
Ligand Pharmaceuticals, Inc. Class B (a)	242	27,624
Macrogenics, Inc. (a)	427	7,246
Madrigal Pharmaceuticals, Inc. (a)	96	10,062
MannKind Corp. (a)(b)	2,096	2,410
Minerva Neurosciences, Inc. (a)	404	2,275
Mirati Therapeutics, Inc. (a)	371	38,213
Momenta Pharmaceuticals, Inc. (a)	1,096	13,645
Myriad Genetics, Inc. (a)	853	23,696
Natera, Inc. (a)	433	11,942
Neurocrine Biosciences, Inc. (a)	1,031	87,047
Novavax, Inc. (a)(b)	193	1,131
Opko Health, Inc. (a)	4,173	10,182
PDL BioPharma, Inc. (a)	1,592	4,999
Polarityte, Inc. (a)	150	855
Portola Pharmaceuticals, Inc. (a)	754	20,456
Principia Biopharma, Inc.	96	3,186
Progenics Pharmaceuticals, Inc. (a)	974	6,010
Prothena Corp. PLC (a)	440	4,651
PTC Therapeutics, Inc. (a)	534	24,030
Puma Biotechnology, Inc. (a)	357	4,537
Ra Pharmaceuticals, Inc. (a)	322	9,683
Radius Health, Inc. (a)	482	11,742
REGENXBIO, Inc. (a)	338	17,363
Repligen Corp. (a)	442	37,990
Retrophin, Inc. (a)	466	9,362
Rigel Pharmaceuticals, Inc. (a)	1,743	4,549
Rocket Pharmaceuticals, Inc. (a)	303	4,545
Sage Therapeutics, Inc. (a)	533	97,587
Sangamo Therapeutics, Inc. (a)	1,175	12,655
Savara, Inc. (a)	321	761
Scholar Rock Holding Corp. (a)	50	793
Seattle Genetics, Inc. (a)	1,221	84,505
Solid Biosciences, Inc. (a)(b)	159	914
Sorrento Therapeutics, Inc. (a)	1,081	2,886
Spark Therapeutics, Inc. (a)	368	37,676
Spectrum Pharmaceuticals, Inc. (a)	1,149	9,893
Stemline Therapeutics, Inc. (a)	408	6,251
Syndax Pharmaceuticals, Inc. (a)	276	2,570
T2 Biosystems, Inc. (a)	330	554
TG Therapeutics, Inc. (a)	754	6,522
Tocagen, Inc. (a)	259	1,730
Trevena, Inc. (a)	649	668
Twist Bioscience Corp.	256	7,427
Ultragenyx Pharmaceutical, Inc. (a)	543	34,481
United Therapeutics Corp. (a)	498	38,874
Vanda Pharmaceuticals, Inc. (a)	607	8,553
Veracyte, Inc. (a)	344	9,807
Verastem, Inc. (a)(b)	784	1,184
Vericel Corp. (a)	504	9,521
Viking Therapeutics, Inc. (a)(b)	605	5,022
Voyager Therapeutics, Inc. (a)	248	6,751
Xencor, Inc. (a)	543	22,225
XOMA Corp. (a)	81	1,204
Y-mAbs Therapeutics, Inc.	67	1,532
Zafgen, Inc. (a)	296	352
ZIOPHARM Oncology, Inc. (a)(b)	1,511	8,809
		2,211,970
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)	983	3,804
Angiodynamics, Inc. (a)	420	8,270
Antares Pharma, Inc. (a)	1,665	5,478
Atricure, Inc. (a)	399	11,906
Atrion Corp.	16	13,644
Avanos Medical, Inc. (a)	539	23,506
AxoGen, Inc. (a)	390	7,722
Axonics Modulation Technologies, Inc. (a)	91	3,728
BioLife Solutions, Inc. (a)	135	2,288
Cantel Medical Corp.	414	33,385
Cardiovascular Systems, Inc. (a)	399	17,129
Cerus Corp. (a)	1,486	8,351
CONMED Corp.	294	25,158
Cryolife, Inc. (a)	392	11,733
CryoPort, Inc. (a)	326	5,972
Cutera, Inc. (a)	167	3,470
CytoSorbents Corp. (a)	305	2,016
Endologix, Inc. (a)	162	1,173
Genmark Diagnostics, Inc. (a)	672	4,361
Glaukos Corp. (a)	380	28,652
Globus Medical, Inc. (a)	862	36,463
Haemonetics Corp. (a)	588	70,760
Heska Corp. (a)	76	6,473
Hill-Rom Holdings, Inc.	765	80,034
ICU Medical, Inc. (a)	188	47,359
Inogen, Inc. (a)	204	13,619
Inspire Medical Systems, Inc. (a)	142	8,612
Insulet Corp. (a)	672	80,223
Integer Holdings Corp. (a)	340	28,533
Integra LifeSciences Holdings Corp. (a)	800	44,680
IntriCon Corp. (a)	94	2,196
Invacare Corp.	401	2,081
iRhythm Technologies, Inc. (a)	251	19,849
Lantheus Holdings, Inc. (a)	447	12,650
LeMaitre Vascular, Inc.	176	4,924
LivaNova PLC (a)	553	39,794
Masimo Corp. (a)	555	82,595
Meridian Bioscience, Inc.	471	5,595
Merit Medical Systems, Inc. (a)	623	37,106
Mesa Laboratories, Inc.	40	9,774
Natus Medical, Inc. (a)	394	10,122
Neogen Corp. (a)	588	36,521
Nevro Corp. (a)	343	22,237
NuVasive, Inc. (a)	584	34,187
Nuvectra Corp. (a)	160	536
OraSure Technologies, Inc. (a)	715	6,635
Orthofix International NV (a)	214	11,316
OrthoPediatrics Corp. (a)	87	3,393
Penumbra, Inc. (a)	354	56,640
Quanterix Corp. (a)	109	3,683
Quidel Corp. (a)	397	23,550
Seaspine Holdings Corp. (a)	173	2,292
Senseonics Holdings, Inc. (a)(b)	1,046	2,134
SI-BONE, Inc.	88	1,790
Sientra, Inc. (a)	271	1,669
Staar Surgical Co. (a)	321	9,431
SurModics, Inc. (a)	154	6,648
Tactile Systems Technology, Inc. (a)	192	10,929
Tandem Diabetes Care, Inc. (a)	651	42,003
TransEnterix, Inc. (a)	2,180	2,965
Varex Imaging Corp. (a)	425	13,026
ViewRay, Inc. (a)	637	5,612
West Pharmaceutical Services, Inc.	842	105,376
Wright Medical Group NV (a)	1,322	39,422
		1,307,183
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	1,004	35,090
Addus HomeCare Corp. (a)	114	8,544
Amedisys, Inc. (a)	331	40,187
American Renal Associates Holdings, Inc. (a)	223	1,659
AMN Healthcare Services, Inc. (a)	531	28,807
Apollo Medical Holdings, Inc. (a)	260	4,345
BioScrip, Inc. (a)	1,369	3,559
BioTelemetry, Inc. (a)	380	18,297
Brookdale Senior Living, Inc. (a)	2,177	15,696
Capital Senior Living Corp. (a)	363	1,826
Chemed Corp.	182	65,673
Community Health Systems, Inc. (a)(b)	1,339	3,575
Corvel Corp. (a)	106	9,223
Covetrus, Inc. (a)	1,077	26,343
Cross Country Healthcare, Inc. (a)	443	4,155
DaVita HealthCare Partners, Inc. (a)	1,435	80,733
Diplomat Pharmacy, Inc. (a)	653	3,977
Encompass Health Corp.	1,125	71,280
G1 Therapeutics, Inc. (a)	293	8,983
HealthEquity, Inc. (a)	615	40,221
LHC Group, Inc. (a)	333	39,820
Magellan Health Services, Inc. (a)	278	20,636
MEDNAX, Inc. (a)	1,015	25,608
Molina Healthcare, Inc. (a)	710	101,629
National Healthcare Corp.	115	9,332
National Vision Holdings, Inc. (a)	719	22,095
Neuronetics, Inc.	58	726
OptiNose, Inc. (a)	151	1,069
Owens & Minor, Inc.	780	2,496
Patterson Companies, Inc.	928	21,251
PetIQ, Inc. Class A (a)	188	6,196
Premier, Inc. (a)	608	23,779
Providence Service Corp.	124	7,110
R1 RCM, Inc. (a)	1,110	13,964
RadNet, Inc. (a)	452	6,233
Select Medical Holdings Corp. (a)	1,212	19,234
Surgery Partners, Inc. (a)	214	1,742
Tenet Healthcare Corp. (a)	949	19,606
The Ensign Group, Inc.	561	31,932
Tivity Health, Inc. (a)	473	7,776
Triple-S Management Corp. (a)	239	5,700
U.S. Physical Therapy, Inc.	144	17,650
		877,757
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	1,985	23,086
Castlight Health, Inc. Class B (a)	879	2,839
Computer Programs & Systems, Inc.	135	3,752
Evolent Health, Inc. (a)	814	6,471
HealthStream, Inc. (a)	298	7,706
HMS Holdings Corp. (a)	951	30,803
Inovalon Holdings, Inc. Class A (a)	834	12,101
Medidata Solutions, Inc. (a)	693	62,723
Nextgen Healthcare, Inc. (a)	539	10,726
Omnicell, Inc. (a)	451	38,800
Tabula Rasa HealthCare, Inc. (a)(b)	199	9,936
Teladoc Health, Inc. (a)(b)	798	52,995
Vocera Communications, Inc. (a)	348	11,108
		273,046
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	297	6,795
Bio-Rad Laboratories, Inc. Class A (a)	229	71,583
Bio-Techne Corp.	430	89,651
Bruker Corp.	1,144	57,143
Cambrex Corp. (a)	381	17,835
Charles River Laboratories International, Inc. (a)	547	77,619
Codexis, Inc. (a)	549	10,118
Fluidigm Corp. (a)	549	6,764
Luminex Corp.	468	9,660
Medpace Holdings, Inc. (a)	296	19,364
Nanostring Technologies, Inc. (a)	300	9,105
NeoGenomics, Inc. (a)	1,061	23,278
Pacific Biosciences of California, Inc. (a)	1,563	9,456
PRA Health Sciences, Inc. (a)	665	65,935
Syneos Health, Inc. (a)	693	35,405
		509,711
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc. (a)(b)	768	1,943
Aclaris Therapeutics, Inc. (a)	450	986
Adamis Pharmaceuticals Corp. (a)	438	569
Aerie Pharmaceuticals, Inc. (a)	438	12,943
Akcea Therapeutics, Inc. (a)	181	4,244
Akorn, Inc. (a)	1,110	5,717
Amneal Pharmaceuticals, Inc. (a)	913	6,546
Amphastar Pharmaceuticals, Inc. (a)	398	8,402
ANI Pharmaceuticals, Inc. (a)	95	7,809
Aratana Therapeutics, Inc. (a)	610	3,148
Arvinas Holding Co. LLC (a)	81	1,781
Assertio Therapeutics, Inc. (a)	744	2,567
Athenex, Inc. (a)	467	9,247
Biodelivery Sciences International, Inc. (a)	719	3,343
Catalent, Inc. (a)	1,653	89,609
Collegium Pharmaceutical, Inc. (a)	318	4,182
Corcept Therapeutics, Inc. (a)	1,190	13,269
Cyclerion Therapeutics, Inc. (a)	149	1,706
CymaBay Therapeutics, Inc. (a)	649	4,647
Dermira, Inc. (a)	373	3,566
Dova Pharmaceuticals, Inc. (a)	170	2,397
Endo International PLC (a)	2,238	9,221
Evolus, Inc. (a)	110	1,608
Horizon Pharma PLC (a)	1,902	45,762
Innoviva, Inc. (a)	771	11,226
Intersect ENT, Inc. (a)	354	8,057
Intra-Cellular Therapies, Inc. (a)	555	7,204
Jazz Pharmaceuticals PLC (a)	686	97,796
Kala Pharmaceuticals, Inc. (a)	264	1,684
Lannett Co., Inc. (a)	450	2,727
Mallinckrodt PLC (a)	941	8,638
Marinus Pharmaceuticals, Inc. (a)	591	2,453
MyoKardia, Inc. (a)	375	18,803
Nektar Therapeutics (a)	1,969	70,057
Neos Therapeutics, Inc. (a)	479	618
Ocular Therapeutix, Inc. (a)(b)	453	1,993
Omeros Corp. (a)(b)	514	8,065
Pacira Biosciences, Inc. (a)	469	20,397
Paratek Pharmaceuticals, Inc. (a)(b)	315	1,257
Perrigo Co. PLC	1,421	67,668
Phibro Animal Health Corp. Class A	220	6,989
Prestige Brands Holdings, Inc. (a)	583	18,469
Reata Pharmaceuticals, Inc. (a)	178	16,794
Revance Therapeutics, Inc. (a)	354	4,591
Rhythm Pharmaceuticals, Inc. (a)	249	5,478
SIGA Technologies, Inc. (a)	490	2,783
Supernus Pharmaceuticals, Inc. (a)	593	19,622
The Medicines Company (a)	747	27,243
TherapeuticsMD, Inc. (a)(b)	2,281	5,931
Theravance Biopharma, Inc. (a)	500	8,165
Tricida, Inc.	186	7,340
WAVE Life Sciences (a)(b)	180	4,696
Xeris Pharmaceuticals, Inc.	87	995
Zogenix, Inc. (a)	482	23,030
Zynerba Pharmaceuticals, Inc. (a)	223	3,022
		729,003

TOTAL HEALTH CARE		5,908,670

INDUSTRIALS - 16.1%
Aerospace & Defense - 1.8%
AAR Corp.	374	13,759
Aerojet Rocketdyne Holdings, Inc. (a)	820	36,711
AeroVironment, Inc. (a)	245	13,909
Arconic, Inc.	4,897	126,441
Astronics Corp. (a)	286	11,503
Axon Enterprise, Inc. (a)	668	42,892
BWX Technologies, Inc.	1,118	58,248
Cubic Corp.	325	20,956
Curtiss-Wright Corp.	498	63,311
Ducommun, Inc. (a)	116	5,228
HEICO Corp.	483	64,630
HEICO Corp. Class A	797	82,386
Hexcel Corp.	978	79,101
Kratos Defense & Security Solutions, Inc. (a)	1,000	22,890
Mercury Systems, Inc. (a)	552	38,833
Moog, Inc. Class A	370	34,636
National Presto Industries, Inc.	59	5,504
Teledyne Technologies, Inc. (a)	410	112,287
Triumph Group, Inc.	569	13,030
Vectrus, Inc. (a)	125	5,070
Wesco Aircraft Holdings, Inc. (a)	750	8,325
		859,650
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	681	16,616
Atlas Air Worldwide Holdings, Inc. (a)	292	13,035
Echo Global Logistics, Inc. (a)	308	6,428
Forward Air Corp.	334	19,756
Hub Group, Inc. Class A (a)	384	16,120
XPO Logistics, Inc. (a)	1,445	83,535
		155,490
Airlines - 0.5%
Alaska Air Group, Inc.	1,401	89,538
Allegiant Travel Co.	145	20,808
Hawaiian Holdings, Inc.	570	15,635
JetBlue Airways Corp. (a)	3,465	64,068
Mesa Air Group, Inc.	143	1,307
SkyWest, Inc.	591	35,856
Spirit Airlines, Inc. (a)	776	37,038
		264,250
Building Products - 1.8%
A.O. Smith Corp.	1,636	77,154
AAON, Inc.	463	23,233
Advanced Drain Systems, Inc. Del	464	15,215
Allegion PLC	1,082	119,615
American Woodmark Corp. (a)	173	14,639
Apogee Enterprises, Inc.	313	13,597
Armstrong World Industries, Inc.	565	54,918
Builders FirstSource, Inc. (a)	1,314	22,154
Continental Building Products, Inc. (a)	416	11,053
COVIA Corp. (a)	351	688
CSW Industrials, Inc.	176	11,994
Fortune Brands Home & Security, Inc.	1,609	91,922
GCP Applied Technologies, Inc. (a)	822	18,610
Gibraltar Industries, Inc. (a)	369	14,893
GMS, Inc. (a)	379	8,338
Griffon Corp.	373	6,311
Insteel Industries, Inc.	206	4,289
Jeld-Wen Holding, Inc. (a)	771	16,368
Lennox International, Inc.	413	113,575
Masonite International Corp. (a)	302	15,909
NCI Building Systems, Inc. (a)	562	3,276
Owens Corning	1,243	72,343
Patrick Industries, Inc. (a)	260	12,789
PGT, Inc. (a)	661	11,052
Quanex Building Products Corp.	404	7,632
Resideo Technologies, Inc. (a)	1,402	30,732
Simpson Manufacturing Co. Ltd.	468	31,103
Trex Co., Inc. (a)	669	47,967
Universal Forest Products, Inc.	702	26,718
		898,087
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	751	30,040
ACCO Brands Corp.	1,160	9,129
ADS Waste Holdings, Inc. (a)	818	26,102
Brady Corp. Class A	560	27,619
BrightView Holdings, Inc.	251	4,696
Casella Waste Systems, Inc. Class A (a)	441	17,477
Clean Harbors, Inc. (a)	579	41,167
Covanta Holding Corp.	1,326	23,749
Deluxe Corp.	526	21,387
Ennis, Inc.	308	6,320
Evoqua Water Technologies Corp. (a)	647	9,213
Healthcare Services Group, Inc.	835	25,317
Heritage-Crystal Clean, Inc. (a)	150	3,947
Herman Miller, Inc.	675	30,173
HNI Corp.	496	17,548
Interface, Inc.	672	10,302
KAR Auction Services, Inc.	1,532	38,300
Kimball International, Inc. Class B	423	7,373
Knoll, Inc.	572	13,145
LSC Communications, Inc.	418	1,534
Matthews International Corp. Class A	357	12,441
McGrath RentCorp.	274	17,029
Mobile Mini, Inc.	500	15,215
MSA Safety, Inc.	398	41,945
Multi-Color Corp.	160	7,995
Pitney Bowes, Inc.	2,142	9,168
Quad/Graphics, Inc.	333	2,634
R.R. Donnelley & Sons Co.	846	1,667
Rollins, Inc.	1,675	60,082
SP Plus Corp. (a)	255	8,142
Steelcase, Inc. Class A	986	16,861
Stericycle, Inc. (a)	969	46,270
Team, Inc. (a)	334	5,117
Tetra Tech, Inc.	628	49,329
The Brink's Co.	573	46,516
U.S. Ecology, Inc.	252	15,004
UniFirst Corp.	175	33,000
Viad Corp.	229	15,169
		768,122
Construction & Engineering - 1.2%
AECOM (a)	1,781	67,411
Aegion Corp. (a)	355	6,532
Ameresco, Inc. Class A (a)	215	3,167
Arcosa, Inc.	559	21,035
Argan, Inc.	160	6,490
Comfort Systems U.S.A., Inc.	422	21,518
Dycom Industries, Inc. (a)	353	20,781
EMCOR Group, Inc.	655	57,706
Fluor Corp.	1,607	54,140
Granite Construction, Inc.	534	25,728
Great Lakes Dredge & Dock Corp. (a)	741	8,181
HC2 Holdings, Inc. (a)	356	840
Jacobs Engineering Group, Inc.	1,362	114,939
Keane Group, Inc. (a)	468	3,145
MasTec, Inc. (a)	725	37,359
MYR Group, Inc. (a)	189	7,059
NV5 Holdings, Inc. (a)	108	8,791
Orion Group Holdings, Inc. (a)	264	708
Primoris Services Corp.	473	9,900
Quanta Services, Inc.	1,665	63,586
Sterling Construction Co., Inc. (a)	310	4,160
Tutor Perini Corp. (a)	440	6,103
Valmont Industries, Inc.	250	31,703
Williams Scotsman Corp. (a)	407	6,121
		587,103
Electrical Equipment - 0.9%
Acuity Brands, Inc.	457	63,025
Allied Motion Technologies, Inc.	90	3,411
AZZ, Inc.	289	13,300
Encore Wire Corp.	233	13,649
Energous Corp. (a)	232	1,014
EnerSys	477	32,675
Enphase Energy, Inc. (a)	874	15,933
Generac Holdings, Inc. (a)	710	49,281
GrafTech International Ltd.	701	8,062
Hubbell, Inc. Class B	623	81,239
Plug Power, Inc. (a)(b)	2,585	5,816
Regal Beloit Corp.	491	40,120
Sensata Technologies, Inc. PLC (a)	1,868	91,532
Sunrun, Inc. (a)	854	16,021
Thermon Group Holdings, Inc. (a)	371	9,516
TPI Composites, Inc. (a)	199	4,919
Vicor Corp. (a)	191	5,931
Vivint Solar, Inc. (a)	506	3,694
		459,138
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	678	95,198
ITT, Inc.	998	65,349
Raven Industries, Inc.	404	14,496
		175,043
Machinery - 4.5%
Actuant Corp. Class A	690	17,119
AGCO Corp.	749	58,100
Alamo Group, Inc.	110	10,992
Albany International Corp. Class A	331	27,443
Allison Transmission Holdings, Inc.	1,358	62,943
Altra Industrial Motion Corp.	731	26,228
Apergy Corp. (a)	880	29,515
Astec Industries, Inc.	263	8,563
Barnes Group, Inc.	532	29,973
Blue Bird Corp. (a)	173	3,406
Briggs & Stratton Corp.	469	4,803
Cactus, Inc. (a)	426	14,109
Chart Industries, Inc. (a)	354	27,216
CIRCOR International, Inc. (a)	228	10,488
Colfax Corp. (a)	1,083	30,356
Columbus McKinnon Corp. (NY Shares)	236	9,905
Commercial Vehicle Group, Inc. (a)	321	2,574
Crane Co.	575	47,978
Donaldson Co., Inc.	1,453	73,900
Douglas Dynamics, Inc.	250	9,948
Energy Recovery, Inc. (a)	374	3,897
EnPro Industries, Inc.	239	15,258
ESCO Technologies, Inc.	297	24,538
Federal Signal Corp.	683	18,270
Flowserve Corp.	1,491	78,561
Franklin Electric Co., Inc.	442	20,995
Gardner Denver Holdings, Inc. (a)	1,453	50,274
Gates Industrial Corp. PLC (a)	522	5,956
Global Brass & Copper Holdings, Inc.	255	11,151
Gorman-Rupp Co.	207	6,796
Graco, Inc.	1,891	94,890
Greenbrier Companies, Inc.	371	11,278
Harsco Corp. (a)	915	25,108
Hillenbrand, Inc.	706	27,936
Hyster-Yale Materials Handling Class A	106	5,858
John Bean Technologies Corp.	360	43,607
Kadant, Inc.	126	11,442
Kennametal, Inc.	933	34,512
Lincoln Electric Holdings, Inc.	732	60,258
Lindsay Corp.	123	10,112
Lydall, Inc. (a)	199	4,020
Manitowoc Co., Inc. (a)	408	7,262
Meritor, Inc. (a)	975	23,644
Middleby Corp. (a)(b)	636	86,305
Milacron Holdings Corp. (a)	825	11,385
Mueller Industries, Inc.	660	19,318
Mueller Water Products, Inc. Class A	1,806	17,735
Navistar International Corp. New (a)	742	25,562
NN, Inc.	493	4,812
Nordson Corp.	594	83,938
Oshkosh Corp.	820	68,462
Pentair PLC	1,817	67,592
ProPetro Holding Corp. (a)	853	17,657
Proto Labs, Inc. (a)	306	35,502
RBC Bearings, Inc. (a)	282	47,040
Rexnord Corp. (a)	1,192	36,022
Spartan Motors, Inc.	389	4,263
SPX Corp. (a)	499	16,477
SPX Flow, Inc. (a)	486	20,344
Standex International Corp.	146	10,678
Sun Hydraulics Corp.	333	15,455
Tennant Co.	202	12,362
Terex Corp.	737	23,142
Timken Co.	785	40,302
Titan International, Inc.	603	2,949
Toro Co.	1,196	80,012
TriMas Corp. (a)	518	16,042
Trinity Industries, Inc.	1,663	34,507
Wabash National Corp.	641	10,429
WABCO Holdings, Inc. (a)	593	78,632
Wabtec Corp. (b)	978	70,181
Watts Water Technologies, Inc. Class A	315	29,352
Welbilt, Inc. (a)	1,477	24,666
Woodward, Inc.	633	71,630
		2,183,935
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	831	4,354
Genco Shipping & Trading Ltd. (a)	129	1,089
Kirby Corp. (a)	610	48,190
Matson, Inc.	482	18,726
		72,359
Professional Services - 1.0%
Asgn, Inc. (a)	597	36,178
Barrett Business Services, Inc.	86	7,104
BG Staffing, Inc.	105	1,982
CBIZ, Inc. (a)	629	12,322
CRA International, Inc.	94	3,603
Exponent, Inc.	591	34,597
Forrester Research, Inc.	111	5,220
FTI Consulting, Inc. (a)	437	36,638
Heidrick & Struggles International, Inc.	219	6,563
Huron Consulting Group, Inc. (a)	257	12,948
ICF International, Inc.	213	15,506
InnerWorkings, Inc. (a)	443	1,692
Insperity, Inc.	434	53,009
Kelly Services, Inc. Class A (non-vtg.)	367	9,612
Kforce, Inc.	264	9,264
Korn Ferry	643	25,765
Manpower, Inc.	704	68,006
Navigant Consulting, Inc.	486	11,270
Resources Connection, Inc.	331	5,299
Robert Half International, Inc.	1,382	78,788
TriNet Group, Inc. (a)	495	33,561
TrueBlue, Inc. (a)	456	10,059
WageWorks, Inc. (a)	453	23,008
Willdan Group, Inc. (a)	119	4,433
		506,427
Road & Rail - 0.7%
AMERCO	87	32,934
ArcBest Corp.	284	7,983
Avis Budget Group, Inc. (a)	741	26,054
Covenant Transport Group, Inc. Class A (a)	155	2,280
Daseke, Inc. (a)	631	2,272
Genesee & Wyoming, Inc. Class A (a)	666	66,600
Heartland Express, Inc.	521	9,414
Hertz Global Holdings, Inc. (a)(b)	710	11,332
Knight-Swift Transportation Holdings, Inc. Class A (b)	1,425	46,797
Landstar System, Inc.	469	50,647
Marten Transport Ltd.	429	7,786
Ryder System, Inc.	605	35,272
Saia, Inc. (a)	293	18,948
Schneider National, Inc. Class B	313	5,709
U.S. Xpress Enterprises, Inc.	152	781
U.S.A. Truck, Inc. (a)	62	627
Universal Logistics Holdings, Inc.	97	2,180
Werner Enterprises, Inc.	501	15,571
YRC Worldwide, Inc. (a)	348	1,402
		344,589
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	1,140	47,128
Aircastle Ltd.	624	13,266
Applied Industrial Technologies, Inc.	442	27,196
Beacon Roofing Supply, Inc. (a)	776	28,495
BlueLinx Corp. (a)	105	2,080
BMC Stock Holdings, Inc. (a)	766	16,239
CAI International, Inc. (a)	194	4,815
DXP Enterprises, Inc. (a)	182	6,896
GATX Corp.	427	33,857
General Finance Corp. (a)	141	1,180
H&E Equipment Services, Inc.	363	10,560
HD Supply Holdings, Inc. (a)	2,090	84,185
Herc Holdings, Inc. (a)	266	12,191
Kaman Corp.	314	19,999
MRC Global, Inc. (a)	1,021	17,480
MSC Industrial Direct Co., Inc. Class A	516	38,318
Now, Inc. (a)	1,226	18,096
Rush Enterprises, Inc. Class A	339	12,380
SiteOne Landscape Supply, Inc. (a)	466	32,294
Systemax, Inc.	161	3,568
Textainer Group Holdings Ltd. (a)	346	3,488
Titan Machinery, Inc. (a)	238	4,898
Triton International Ltd.	586	19,197
Univar, Inc. (a)	1,304	28,740
Veritiv Corp. (a)	145	2,816
Watsco, Inc.	365	59,688
WESCO International, Inc. (a)	532	26,946
		575,996
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	875	35,473

TOTAL INDUSTRIALS		7,885,662

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	320	15,091
ADTRAN, Inc.	551	8,403
Applied Optoelectronics, Inc. (a)(b)	184	1,892
CalAmp Corp. (a)	407	4,754
Calix Networks, Inc. (a)	520	3,411
Ciena Corp. (a)	1,617	66,507
CommScope Holding Co., Inc. (a)	2,184	34,354
Comtech Telecommunications Corp.	267	7,505
EchoStar Holding Corp. Class A (a)	551	24,420
Extreme Networks, Inc. (a)	1,341	8,676
Finisar Corp. (a)	1,338	30,600
Harmonic, Inc. (a)	982	5,450
Infinera Corp. (a)	1,627	4,735
InterDigital, Inc.	384	24,730
Lumentum Holdings, Inc. (a)	838	44,758
Maxar Technologies, Inc.	706	5,521
NETGEAR, Inc. (a)	360	9,104
NetScout Systems, Inc. (a)	795	20,185
Plantronics, Inc.	375	13,890
Sonus Networks, Inc. (a)	528	2,582
Ubiquiti Networks, Inc.	218	28,667
ViaSat, Inc. (a)	639	51,644
Viavi Solutions, Inc. (a)	2,601	34,567
		451,446
Electronic Equipment & Components - 2.7%
ADT, Inc.	1,396	8,544
Anixter International, Inc. (a)	329	19,645
Arlo Technologies, Inc.	886	3,553
Arrow Electronics, Inc. (a)	992	70,700
Avnet, Inc.	1,268	57,402
AVX Corp.	535	8,881
Badger Meter, Inc.	334	19,936
Belden, Inc.	457	27,223
Benchmark Electronics, Inc.	499	12,535
Cardtronics PLC (a)	426	11,638
Casa Systems, Inc. (a)	326	2,096
Cognex Corp.	1,959	93,993
Coherent, Inc. (a)	277	37,774
Control4 Corp. (a)	301	7,149
CTS Corp.	374	10,315
Daktronics, Inc.	429	2,647
Dell Technologies, Inc. (a)	1,700	86,360
Dolby Laboratories, Inc. Class A	726	46,900
ePlus, Inc. (a)	156	10,755
Fabrinet (a)	424	21,060
FARO Technologies, Inc. (a)	198	10,411
Fitbit, Inc. (a)(b)	2,416	10,630
FLIR Systems, Inc.	1,573	85,099
II-VI, Inc. (a)	681	24,897
Insight Enterprises, Inc. (a)	403	23,455
IPG Photonics Corp. (a)	408	62,934
Itron, Inc. (a)	381	23,839
Jabil, Inc.	1,630	51,508
KEMET Corp.	646	12,151
Knowles Corp. (a)	1,038	19,006
Littelfuse, Inc.	285	50,419
Methode Electronics, Inc. Class A	418	11,942
MTS Systems Corp.	205	11,999
National Instruments Corp.	1,278	53,663
Novanta, Inc. (a)	374	35,268
OSI Systems, Inc. (a)	193	21,738
Par Technology Corp. (a)(b)	118	3,328
Park Electrochemical Corp.	221	3,688
PC Connection, Inc.	130	4,547
PC Mall, Inc. (a)	95	3,329
Plexus Corp. (a)	358	20,896
Rogers Corp. (a)	210	36,242
Sanmina Corp. (a)	777	23,528
ScanSource, Inc. (a)	297	9,670
SYNNEX Corp.	471	46,346
Tech Data Corp. (a)	423	44,246
TTM Technologies, Inc. (a)	1,060	10,812
Vishay Intertechnology, Inc.	1,506	24,879
Vishay Precision Group, Inc. (a)	141	5,729
		1,305,305
Internet Software & Services - 0.0%
Razer, Inc. (a)(c)	43,000	9,248
IT Services - 3.1%
Alliance Data Systems Corp.	533	74,689
Amdocs Ltd.	1,609	99,903
Booz Allen Hamilton Holding Corp. Class A	1,621	107,326
CACI International, Inc. Class A (a)	283	57,899
Carbonite, Inc. (a)	376	9,791
Cass Information Systems, Inc.	138	6,690
Conduent, Inc. (a)	2,097	20,110
CoreLogic, Inc. (a)	914	38,233
CSG Systems International, Inc.	380	18,555
Endurance International Group Holdings, Inc. (a)	856	4,109
EPAM Systems, Inc. (a)	585	101,264
Euronet Worldwide, Inc. (a)	588	98,925
EVERTEC, Inc.	692	22,628
EVO Payments, Inc. Class A (a)	271	8,545
ExlService Holdings, Inc. (a)	388	25,658
Genpact Ltd.	1,580	60,182
GreenSky, Inc. Class A (a)(b)	495	6,084
GTT Communications, Inc. (a)	372	6,547
Hackett Group, Inc.	306	5,138
i3 Verticals, Inc. Class A	101	2,974
Internap Network Services Corp. (a)(b)	239	719
KBR, Inc.	1,607	40,079
Limelight Networks, Inc. (a)	1,373	3,707
Liveramp Holdings, Inc. (a)	773	37,475
ManTech International Corp. Class A	301	19,821
Maximus, Inc.	727	52,737
MongoDB, Inc. Class A (a)	315	47,908
NIC, Inc.	754	12,094
Okta, Inc. (a)	886	109,430
Perficient, Inc. (a)	382	13,110
Perspecta, Inc.	1,610	37,690
Presidio, Inc.	341	4,661
Sabre Corp.	3,131	69,508
Science Applications International Corp.	580	50,205
ServiceSource International, Inc. (a)	690	656
Switch, Inc. Class A	434	5,681
Sykes Enterprises, Inc. (a)	452	12,412
The Western Union Co.	5,037	100,186
Ttec Holdings, Inc.	167	7,781
U.S.A. Technologies, Inc. (a)(b)	693	5,149
Unisys Corp. (a)(b)	552	5,365
Virtusa Corp. (a)	313	13,907
WEX, Inc. (a)	490	101,969
		1,527,500
Semiconductors & Semiconductor Equipment - 2.8%
Adesto Technologies Corp. (a)	316	2,575
Advanced Energy Industries, Inc. (a)	438	24,646
Amkor Technology, Inc. (a)	1,437	10,720
Aquantia Corp. (a)	317	4,131
Axcelis Technologies, Inc. (a)	349	5,252
AXT, Inc. (a)	446	1,766
Brooks Automation, Inc.	818	31,698
Cabot Microelectronics Corp.	325	35,776
Ceva, Inc. (a)	255	6,209
Cirrus Logic, Inc. (a)	682	29,803
Cohu, Inc.	450	6,944
Cree, Inc. (a)	1,168	65,618
Cypress Semiconductor Corp.	4,121	91,651
Diodes, Inc. (a)	449	16,330
Entegris, Inc.	1,607	59,973
First Solar, Inc. (a)	859	56,419
FormFactor, Inc. (a)	819	12,834
Ichor Holdings Ltd. (a)	255	6,028
Impinj, Inc. (a)	210	6,010
Inphi Corp. (a)	506	25,351
Kulicke & Soffa Industries, Inc.	763	17,206
Lattice Semiconductor Corp. (a)	1,484	21,652
MACOM Technology Solutions Holdings, Inc. (a)	523	7,913
MaxLinear, Inc. Class A (a)	709	16,619
MKS Instruments, Inc.	614	47,824
Monolithic Power Systems, Inc.	443	60,151
Nanometrics, Inc. (a)	276	9,580
NeoPhotonics Corp. (a)	369	1,542
NVE Corp.	55	3,830
ON Semiconductor Corp. (a)	4,788	96,765
PDF Solutions, Inc. (a)	320	4,198
Photronics, Inc. (a)	756	6,199
Pixelworks, Inc. (a)	576	1,699
Power Integrations, Inc.	331	26,540
Qorvo, Inc. (a)	1,421	94,653
Rambus, Inc. (a)	1,230	14,809
Rudolph Technologies, Inc. (a)	347	9,588
Semtech Corp. (a)	743	35,701
Silicon Laboratories, Inc. (a)	493	50,976
SMART Global Holdings, Inc. (a)	147	3,380
SolarEdge Technologies, Inc. (a)	491	30,668
SunPower Corp. (a)	699	7,472
Synaptics, Inc. (a)	396	11,539
Teradyne, Inc.	2,039	97,688
Ultra Clean Holdings, Inc. (a)	429	5,972
Universal Display Corp.	483	90,833
Veeco Instruments, Inc. (a)	530	6,477
Versum Materials, Inc.	1,240	63,959
Xperi Corp.	549	11,304
		1,356,471
Software - 5.5%
2U, Inc. (a)	652	24,541
8x8, Inc. (a)	1,084	26,124
A10 Networks, Inc. (a)	612	4,174
ACI Worldwide, Inc. (a)	1,318	45,260
Alarm.com Holdings, Inc. (a)	401	21,454
Altair Engineering, Inc. Class A (a)	314	12,682
Alteryx, Inc. Class A (a)	344	37,537
American Software, Inc. Class A	311	4,090
AppFolio, Inc. (a)	136	13,909
Appian Corp. Class A (a)(b)	320	11,542
Aspen Technology, Inc. (a)	805	100,045
Avaya Holdings Corp. (a)	1,156	13,768
Benefitfocus, Inc. (a)	270	7,331
Black Knight, Inc. (a)	1,612	96,962
Blackbaud, Inc.	551	46,009
BlackLine, Inc. (a)	416	22,260
Bottomline Technologies, Inc. (a)	417	18,448
Box, Inc. Class A (a)	1,639	28,863
Cardlytics, Inc. (a)	107	2,780
CDK Global, Inc.	1,463	72,331
Ceridian HCM Holding, Inc. (a)	410	20,582
Cision Ltd. (a)	773	9,067
Cloudera, Inc. (a)	2,483	13,061
CommVault Systems, Inc. (a)	445	22,081
Cornerstone OnDemand, Inc. (a)	606	35,106
Coupa Software, Inc. (a)	589	74,573
Digimarc Corp. (a)	135	5,993
Domo, Inc. Class B	106	2,896
Dropbox, Inc. Class A (a)	1,054	26,403
Ebix, Inc.	261	13,107
eGain Communications Corp. (a)	211	1,718
Envestnet, Inc. (a)	519	35,484
Everbridge, Inc. (a)	324	28,972
Fair Isaac Corp. (a)	330	103,627
FireEye, Inc. (a)	2,239	33,160
Five9, Inc. (a)	670	34,364
Forescout Technologies, Inc. (a)	263	8,905
Guidewire Software, Inc. (a)	921	93,371
HubSpot, Inc. (a)	416	70,936
Instructure, Inc. (a)	364	15,470
j2 Global, Inc.	533	47,378
LivePerson, Inc. (a)	664	18,619
LogMeIn, Inc.	578	42,587
Manhattan Associates, Inc. (a)	747	51,790
MicroStrategy, Inc. Class A (a)	108	15,477
Mitek Systems, Inc. (a)	395	3,926
MobileIron, Inc. (a)	822	5,096
Model N, Inc. (a)	314	6,123
Monotype Imaging Holdings, Inc.	477	8,033
New Relic, Inc. (a)	516	44,639
Nuance Communications, Inc. (a)	3,267	52,174
Nutanix, Inc. Class A (a)	843	21,867
Onespan, Inc. (a)	354	5,016
Paycom Software, Inc. (a)	553	125,376
Paylocity Holding Corp. (a)	361	33,869
Pegasystems, Inc.	421	29,979
Pivotal Software, Inc. (a)	498	5,259
Pluralsight, Inc. (a)	236	7,156
Progress Software Corp.	516	22,508
Proofpoint, Inc. (a)	621	74,675
PROS Holdings, Inc. (a)	394	24,924
Q2 Holdings, Inc. (a)	419	31,995
QAD, Inc. Class A	121	4,865
Qualys, Inc. (a)	385	33,526
Rapid7, Inc. (a)	470	27,185
RealPage, Inc. (a)	830	48,846
RingCentral, Inc. (a)	781	89,753
SailPoint Technologies Holding, Inc. (a)	745	14,930
SecureWorks Corp. (a)	114	1,515
ShotSpotter, Inc. (a)	89	3,934
Smartsheet, Inc. (a)	156	7,550
SPS Commerce, Inc. (a)	201	20,544
Teradata Corp. (a)	1,343	48,147
The Trade Desk, Inc. (a)	413	94,073
TiVo Corp.	1,403	10,340
Tyler Technologies, Inc. (a)	440	95,049
Upland Software, Inc. (a)	185	8,423
Upwork, Inc.	694	11,160
Varonis Systems, Inc. (a)	334	20,688
Verint Systems, Inc. (a)	738	39,690
VirnetX Holding Corp. (a)	650	4,037
Workiva, Inc. (a)	293	17,020
Yext, Inc. (a)	708	14,224
Zendesk, Inc. (a)	1,219	108,528
Zix Corp. (a)	612	5,563
Zuora, Inc. (a)	156	2,390
		2,669,432
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	1,338	12,176
Cray, Inc. (a)	461	16,052
Diebold Nixdorf, Inc. (a)	866	7,933
Electronics for Imaging, Inc. (a)	504	18,603
Immersion Corp. (a)	368	2,800
NCR Corp. (a)	1,344	41,798
Pure Storage, Inc. Class A (a)	1,971	30,097
Xerox Corp.	2,362	83,638
		213,097

TOTAL INFORMATION TECHNOLOGY		7,532,499

MATERIALS - 5.2%
Chemicals - 2.1%
A. Schulman, Inc. rights (a)(d)	192	83
AdvanSix, Inc. (a)	337	8,233
American Vanguard Corp.	298	4,592
Amyris, Inc. (a)	519	1,848
Ashland Global Holdings, Inc.	716	57,259
Axalta Coating Systems Ltd. (a)	2,419	72,014
Balchem Corp.	367	36,689
Cabot Corp.	680	32,443
Chase Corp.	84	9,042
Element Solutions, Inc. (a)	2,653	27,432
Ferro Corp. (a)	946	14,947
Flotek Industries, Inc. (a)	588	1,946
FutureFuel Corp.	291	3,402
H.B. Fuller Co.	578	26,819
Hawkins, Inc.	109	4,732
Huntsman Corp.	2,442	49,914
Ingevity Corp. (a)	476	50,061
Innophos Holdings, Inc.	218	6,346
Innospec, Inc.	279	25,456
Intrepid Potash, Inc. (a)	1,165	3,914
Koppers Holdings, Inc. (a)	230	6,753
Kraton Performance Polymers, Inc. (a)	358	11,123
Kronos Worldwide, Inc.	249	3,815
Minerals Technologies, Inc.	401	21,458
NewMarket Corp.	101	40,495
Olin Corp.	1,899	41,607
OMNOVA Solutions, Inc. (a)	481	2,997
PolyOne Corp.	909	28,534
PQ Group Holdings, Inc. (a)	397	6,292
Quaker Chemical Corp.	153	31,041
Rayonier Advanced Materials, Inc.	572	3,712
RPM International, Inc.	1,511	92,337
Sensient Technologies Corp.	481	35,344
Stepan Co.	232	21,323
The Chemours Co. LLC	1,948	46,752
The Scotts Miracle-Gro Co. Class A	448	44,128
Tredegar Corp.	291	4,836
Trinseo SA	481	20,366
Tronox Holdings PLC	1,051	13,432
Valvoline, Inc.	2,138	41,755
Venator Materials PLC (a)	589	3,116
W.R. Grace & Co.	760	57,844
Westlake Chemical Corp.	411	28,548
		1,044,780
Construction Materials - 0.3%
Eagle Materials, Inc.	533	49,409
Forterra, Inc. (a)	372	1,849
nVent Electric PLC	1,856	46,010
Summit Materials, Inc. (a)	1,270	24,448
U.S. Concrete, Inc. (a)	184	9,143
		130,859
Containers & Packaging - 1.2%
Amcor PLC (a)	5,284	60,713
Aptargroup, Inc.	714	88,779
Berry Global Group, Inc. (a)	1,491	78,412
Crown Holdings, Inc. (a)	1,540	94,094
Graphic Packaging Holding Co.	3,536	49,433
Greif, Inc. Class A	299	9,732
Myers Industries, Inc.	401	7,727
Owens-Illinois, Inc.	1,805	31,172
Sealed Air Corp.	1,785	76,362
Silgan Holdings, Inc.	868	26,561
Sonoco Products Co.	1,135	74,161
		597,146
Metals & Mining - 1.3%
AK Steel Holding Corp. (a)(b)	3,640	8,627
Alcoa Corp. (a)	2,122	49,676
Allegheny Technologies, Inc. (a)	1,429	36,011
Atkore International Group, Inc. (a)	528	13,659
Carpenter Technology Corp.	539	25,861
Century Aluminum Co. (a)	564	3,897
Cleveland-Cliffs, Inc. (b)	3,399	36,267
Coeur d'Alene Mines Corp. (a)	2,318	10,060
Commercial Metals Co.	1,346	24,026
Compass Minerals International, Inc.	386	21,211
Coronado Global Resources, Inc. unit (c)	2,123	5,410
Gold Resource Corp.	634	2,143
Haynes International, Inc.	153	4,867
Hecla Mining Co.	5,470	9,846
Kaiser Aluminum Corp.	188	18,351
Livent Corp.	1,666	11,529
Materion Corp.	231	15,664
McEwen Mining, Inc. (b)	2,833	4,958
Olympic Steel, Inc.	107	1,461
Reliance Steel & Aluminum Co.	804	76,074
Royal Gold, Inc.	746	76,458
Ryerson Holding Corp. (a)	208	1,733
Schnitzer Steel Industries, Inc. Class A	303	7,930
Steel Dynamics, Inc.	2,607	78,731
SunCoke Energy, Inc.	758	6,731
TimkenSteel Corp. (a)	441	3,585
United States Steel Corp.	2,027	31,033
Universal Stainless & Alloy Products, Inc. (a)	80	1,280
Warrior Metropolitan Coal, Inc.	502	13,112
Worthington Industries, Inc.	453	18,238
		618,429
Paper & Forest Products - 0.3%
Boise Cascade Co.	439	12,340
Clearwater Paper Corp. (a)	188	3,476
Domtar Corp.	717	31,928
Louisiana-Pacific Corp.	1,604	42,057
Mercer International, Inc. (SBI)	495	7,658
Neenah, Inc.	191	12,902
P.H. Glatfelter Co.	505	8,524
Resolute Forest Products	989	7,121
Schweitzer-Mauduit International, Inc.	354	11,746
Verso Corp. (a)	385	7,334
		145,086

TOTAL MATERIALS		2,536,300

REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 8.7%
Acadia Realty Trust (SBI)	929	25,427
Agree Realty Corp.	392	25,108
Alexander & Baldwin, Inc.	775	17,903
Alexanders, Inc.	43	15,923
American Assets Trust, Inc.	437	20,591
American Campus Communities, Inc.	1,563	72,148
American Finance Trust, Inc.	620	6,758
American Homes 4 Rent Class A	2,932	71,277
Americold Realty Trust	685	22,208
Apartment Investment & Management Co. Class A	1,721	86,257
Apple Hospitality (REIT), Inc.	2,445	38,778
Armada Hoffler Properties, Inc.	577	9,549
Ashford Hospitality Trust, Inc.	901	2,676
Bluerock Residential Growth (REIT), Inc.	296	3,478
Braemar Hotels & Resorts, Inc.	386	3,821
Brandywine Realty Trust (SBI)	2,035	29,141
Brixmor Property Group, Inc.	3,422	61,185
CareTrust (REIT), Inc.	969	23,043
CatchMark Timber Trust, Inc.	547	5,716
CBL & Associates Properties, Inc. (b)	2,033	2,114
Cedar Realty Trust, Inc.	996	2,639
Chatham Lodging Trust	529	9,982
Chesapeake Lodging Trust	696	19,780
City Office REIT, Inc.	450	5,396
Colony Capital, Inc.	5,562	27,810
Columbia Property Trust, Inc.	1,342	27,833
Community Healthcare Trust, Inc.	201	7,921
CorEnergy Infrastructure Trust, Inc.	140	5,552
CorePoint Lodging, Inc.	460	5,699
CoreSite Realty Corp.	419	48,256
Corporate Office Properties Trust (SBI)	1,241	32,725
Corrections Corp. of America	1,361	28,254
Cousins Properties, Inc.	1,205	43,585
CubeSmart	2,121	70,926
CyrusOne, Inc.	1,205	69,553
DDR Corp.	1,665	22,045
DiamondRock Hospitality Co.	2,373	24,537
Douglas Emmett, Inc.	1,837	73,186
Easterly Government Properties, Inc.	686	12,423
EastGroup Properties, Inc.	412	47,784
Empire State Realty Trust, Inc.	1,591	23,563
EPR Properties	850	63,402
Equity Commonwealth	1,388	45,138
Essential Properties Realty Trust, Inc.	414	8,297
Farmland Partners, Inc.	322	2,270
First Industrial Realty Trust, Inc.	1,443	53,016
Four Corners Property Trust, Inc.	774	21,153
Franklin Street Properties Corp.	1,186	8,753
Front Yard Residential Corp. Class B	564	6,892
Gaming & Leisure Properties	2,293	89,381
Getty Realty Corp.	389	11,966
Gladstone Commercial Corp.	339	7,194
Gladstone Land Corp.	180	2,075
Global Net Lease, Inc.	868	17,030
Government Properties Income Trust	551	14,475
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	711	20,036
Healthcare Realty Trust, Inc.	1,434	44,913
Healthcare Trust of America, Inc.	2,361	64,762
Hersha Hospitality Trust	413	6,831
Highwoods Properties, Inc. (SBI)	1,176	48,569
Hospitality Properties Trust (SBI)	1,863	46,575
Hudson Pacific Properties, Inc.	1,783	59,320
Independence Realty Trust, Inc.	1,034	11,963
Industrial Logistics Properties Trust	741	15,428
Investors Real Estate Trust	139	8,155
Invitation Homes, Inc.	3,387	90,535
iStar Financial, Inc.	794	9,861
JBG SMITH Properties	1,244	48,939
Jernigan Capital, Inc.	205	4,203
Kilroy Realty Corp.	1,147	84,660
Kimco Realty Corp.	4,808	88,852
Kite Realty Group Trust	962	14,555
Lamar Advertising Co. Class A	970	78,289
Lexington Corporate Properties Trust	2,414	22,716
Liberty Property Trust (SBI)	1,688	84,468
Life Storage, Inc.	532	50,583
LTC Properties, Inc.	453	20,684
Mack-Cali Realty Corp.	1,035	24,105
Medical Properties Trust, Inc.	4,168	72,690
Monmouth Real Estate Investment Corp. Class A	1,047	14,187
National Health Investors, Inc.	483	37,688
National Retail Properties, Inc.	1,815	96,213
National Storage Affiliates Trust	636	18,406
New Senior Investment Group, Inc.	947	6,364
NexPoint Residential Trust, Inc.	247	10,226
NorthStar Realty Europe Corp.	572	9,398
Omega Healthcare Investors, Inc.	2,298	84,452
Outfront Media, Inc.	1,588	40,955
Paramount Group, Inc.	2,322	32,531
Park Hotels & Resorts, Inc.	2,295	63,250
Pebblebrook Hotel Trust	1,456	41,030
Pennsylvania Real Estate Investment Trust (SBI) (b)	735	4,778
Physicians Realty Trust	2,080	36,275
Piedmont Office Realty Trust, Inc. Class A	1,465	29,197
Potlatch Corp.	769	29,976
Preferred Apartment Communities, Inc. Class A	467	6,982
PS Business Parks, Inc.	231	38,930
QTS Realty Trust, Inc. Class A (b)	582	26,877
Ramco-Gershenson Properties Trust (SBI)	909	11,008
Rayonier, Inc.	1,472	44,602
Retail Opportunity Investments Corp.	1,292	22,132
Retail Properties America, Inc.	2,455	28,871
Rexford Industrial Realty, Inc.	1,064	42,954
RLJ Lodging Trust	1,992	35,338
Ryman Hospitality Properties, Inc.	582	47,194
Sabra Health Care REIT, Inc.	2,031	39,990
Saul Centers, Inc.	135	7,578
Senior Housing Properties Trust (SBI)	2,707	22,387
Seritage Growth Properties	311	13,361
SL Green Realty Corp.	971	78,039
Spirit MTA REIT	509	4,245
Spirit Realty Capital, Inc.	976	41,636
Stag Industrial, Inc.	1,254	37,921
Store Capital Corp.	2,164	71,823
Summit Hotel Properties, Inc.	1,162	13,328
Sunstone Hotel Investors, Inc.	2,600	35,646
Tanger Factory Outlet Centers, Inc. (b)	1,051	17,037
Taubman Centers, Inc.	697	28,459
Terreno Realty Corp.	679	33,298
The GEO Group, Inc.	1,381	29,015
The Macerich Co.	1,203	40,288
UMH Properties, Inc.	390	4,840
Uniti Group, Inc.	2,039	19,371
Universal Health Realty Income Trust (SBI)	146	12,400
Urban Edge Properties	1,296	22,460
Urstadt Biddle Properties, Inc. Class A	341	7,161
VEREIT, Inc.	11,045	99,515
VICI Properties, Inc.	4,105	90,474
Washington Prime Group, Inc.	2,147	8,202
Washington REIT (SBI)	912	24,378
Weingarten Realty Investors (SBI)	1,370	37,565
Whitestone REIT Class B	454	5,761
Xenia Hotels & Resorts, Inc.	1,279	26,667
		4,257,943
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	140	2,752
Colony NorthStar Credit Real Estate, Inc.	950	14,725
eXp World Holdings, Inc. (a)	404	4,497
HFF, Inc.	446	20,284
Howard Hughes Corp. (a)	444	54,985
Jones Lang LaSalle, Inc.	519	73,018
Kennedy-Wilson Holdings, Inc.	1,423	29,271
Marcus & Millichap, Inc. (a)	235	7,250
Newmark Group, Inc.	1,691	15,185
RE/MAX Holdings, Inc.	201	6,183
Realogy Holdings Corp.	1,345	9,738
Redfin Corp. (a)	781	14,042
Retail Value, Inc.	172	5,986
Tejon Ranch Co. (a)	237	3,932
The St. Joe Co. (a)	684	11,820
		273,668

TOTAL REAL ESTATE		4,531,611

UTILITIES - 2.6%
Electric Utilities - 0.9%
Allete, Inc.	585	48,678
El Paso Electric Co.	464	30,346
Hawaiian Electric Industries, Inc.	1,247	54,307
IDACORP, Inc.	575	57,747
MGE Energy, Inc.	394	28,794
OGE Energy Corp.	2,274	96,781
Otter Tail Corp.	449	23,712
PNM Resources, Inc.	909	46,277
Portland General Electric Co.	1,019	55,199
Spark Energy, Inc. Class A,	137	1,533
		443,374
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	187	17,769
National Fuel Gas Co.	976	51,484
New Jersey Resources Corp.	1,010	50,268
Northwest Natural Holding Co.	328	22,796
ONE Gas, Inc.	597	53,909
South Jersey Industries, Inc.	1,050	35,417
Southwest Gas Holdings, Inc.	603	54,041
Spire, Inc.	575	48,254
		333,938
Independent Power and Renewable Electricity Producers - 0.2%
Bloom Energy Corp. Class A	237	2,908
NRG Yield, Inc.:
Class A	426	6,893
Class C	812	13,690
Ormat Technologies, Inc.	576	36,513
Pattern Energy Group, Inc.	1,043	24,083
Terraform Power, Inc.	920	13,156
		97,243
Multi-Utilities - 0.4%
Avangrid, Inc.	633	31,967
Avista Corp.	742	33,093
Black Hills Corp.	614	47,996
MDU Resources Group, Inc.	2,220	57,276
NorthWestern Energy Corp.	572	41,270
Unitil Corp.	173	10,361
		221,963
Water Utilities - 0.4%
American States Water Co.	417	31,375
Aqua America, Inc.	2,024	83,733
AquaVenture Holdings Ltd. (a)	148	2,956
California Water Service Group	545	27,593
Connecticut Water Service, Inc.	137	9,552
Middlesex Water Co.	192	11,376
Select Energy Services, Inc. Class A (a)	706	8,197
SJW Corp.	254	15,436
		190,218

TOTAL UTILITIES		1,286,736

TOTAL COMMON STOCKS
(Cost $49,007,353)		48,576,217

Money Market Funds - 2.3%
Fidelity Cash Central Fund 2.42% (e)	265,012	265,065
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	852,000	852,085
TOTAL MONEY MARKET FUNDS
(Cost $1,117,153)		1,117,150
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $50,124,506)		49,693,367
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(750,288)
NET ASSETS - 100%		$48,943,079

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	Sept. 2019	$313,420	$7,027	$7,027

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,874 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,150
Fidelity Securities Lending Cash Central Fund	4,450
Total	$16,600

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,893,007	$1,893,007	$--	$--
Consumer Discretionary	6,431,397	6,431,397	--	--
Consumer Staples	1,478,583	1,478,583	--	--
Energy	1,367,019	1,367,019	--	--
Financials	7,724,733	7,724,733	--	--
Health Care	5,908,670	5,908,670	--	--
Industrials	7,885,662	7,885,662	--	--
Information Technology	7,532,499	7,532,499	--	--
Materials	2,536,300	2,536,217	--	83
Real Estate	4,531,611	4,531,611	--	--
Utilities	1,286,736	1,286,736	--	--
Money Market Funds	1,117,150	1,117,150	--	--
Total Investments in Securities:	$49,693,367	$49,693,284	$--	$83
Derivative Instruments:
Assets
Futures Contracts	$7,027	$7,027	$--	$--
Total Assets	$7,027	$7,027	$--	$--
Total Derivative Instruments:	$7,027	$7,027	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$7,027	$0
Total Equity Risk	7,027	0
Total Value of Derivatives	$7,027	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $844,022) — See accompanying schedule: Unaffiliated issuers (cost $49,007,353)	$48,576,217
Fidelity Central Funds (cost $1,117,153)	1,117,150
Total Investment in Securities (cost $50,124,506)		$49,693,367
Segregated cash with brokers for derivative instruments		14,200
Cash		19,831
Foreign currency held at value (cost $387)		391
Receivable for investments sold		9,158
Dividends receivable		60,341
Distributions receivable from Fidelity Central Funds		2,015
Receivable for daily variation margin on futures contracts		3,460
Other receivables		43
Total assets		49,802,806
Liabilities
Payable for investments purchased	$1,471
Payable for fund shares redeemed	786
Accrued management fee	2,764
Distribution and service plan fees payable	219
Other affiliated payables	2,369
Other payables and accrued expenses	9
Collateral on securities loaned	852,109
Total liabilities		859,727
Net Assets		$48,943,079
Net Assets consist of:
Paid in capital		$48,720,246
Total distributable earnings (loss)		222,833
Net Assets		$48,943,079
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($47,805,193 ÷ 4,600,770 shares)		$10.39
Service Class:
Net Asset Value, offering price and redemption price per share ($99,522 ÷ 9,579 shares)		$10.39
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,038,364 ÷ 100,000 shares)		$10.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$337,805
Interest		436
Income from Fidelity Central Funds (including $4,450 from security lending)		16,600
Total income		354,841
Expenses
Management fee	$15,142
Transfer agent fees	12,980
Distribution and service plan fees	1,278
Independent trustees' fees and expenses	96
Commitment fees	9
Total expenses before reductions	29,505
Expense reductions	(41)
Total expenses after reductions		29,464
Net investment income (loss)		325,377
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	436,139
Fidelity Central Funds	(14)
Foreign currency transactions	8
Futures contracts	167,655
Total net realized gain (loss)		603,788
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,977,732
Fidelity Central Funds	(3)
Assets and liabilities in foreign currencies	4
Futures contracts	(4,912)
Total change in net unrealized appreciation (depreciation)		4,972,821
Net gain (loss)		5,576,609
Net increase (decrease) in net assets resulting from operations		$5,901,986

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$325,377	$251,611
Net realized gain (loss)	603,788	(263,234)
Change in net unrealized appreciation (depreciation)	4,972,821	(5,396,929)
Net increase (decrease) in net assets resulting from operations	5,901,986	(5,408,552)
Distributions to shareholders	–	(278,790)
Share transactions - net increase (decrease)	11,816,497	36,911,938
Total increase (decrease) in net assets	17,718,483	31,224,596
Net Assets
Beginning of period	31,224,596	–
End of period	$48,943,079	$31,224,596

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Extended Market Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.11
Net realized and unrealized gain (loss)	1.49	(1.21)
Total from investment operations	1.57	(1.10)
Distributions from net investment income	–	(.08)
Total distributions	–	(.08)
Net asset value, end of period	$10.39	$8.82
Total ReturnC,D,E	17.80%	(10.99)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.13%H
Expenses net of fee waivers, if any	.13%H	.13%H
Expenses net of all reductions	.13%H	.13%H
Net investment income (loss)	1.51%H	1.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$47,805	$30,342
Portfolio turnover rateI	28%H	11%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.08)C
Total from investment operations	(.05)
Distributions from net investment income	–
Total distributions	–
Net asset value, end of period	$10.39
Total ReturnD,E,F	(.48)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%I
Expenses net of fee waivers, if any	.23%I
Expenses net of all reductions	.23%I
Net investment income (loss)	1.46%I
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateJ	28%I

 A For the period April 11, 2019 (commencement of sale of shares) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP Extended Market Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.10
Net realized and unrealized gain (loss)	1.49	(1.21)
Total from investment operations	1.55	(1.11)
Distributions from net investment income	–	(.06)
Total distributions	–	(.06)
Net asset value, end of period	$10.38	$8.83
Total ReturnC,D,E	17.55%	(11.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.38%H
Expenses net of fee waivers, if any	.38%H	.38%H
Expenses net of all reductions	.38%H	.38%H
Net investment income (loss)	1.26%H	1.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,038	$883
Portfolio turnover rateI	28%H	11%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.4
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.7
SAP SE (Germany, Software)	0.7
9.3

Top Market Sectors as of June 30, 2019

% of fund's net assets
Financials	22.2
Industrials	11.7
Consumer Discretionary	10.9
Consumer Staples	9.8
Information Technology	8.3
Health Care	8.1
Materials	7.2
Energy	6.7
Communication Services	6.3
Real Estate	2.8

Geographic Diversification (% of fund's net assets)

As of June 30, 2019
Japan	17.4%
United Kingdom	10.5%
Canada	6.9%
France	6.2%
Switzerland	5.8%
Germany	5.4%
Australia	4.6%
Cayman Islands	4.3%
Korea (South)	3.4%
Other*	35.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2019

% of fund's net assets
Stocks and Equity Futures	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.3

VIP International Index Portfolio

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 4.6%
AGL Energy Ltd.	2,560	$35,963
ALS Ltd.	2,205	11,362
Alumina Ltd.	11,281	18,453
AMP Ltd.	11,398	16,964
Ansell Ltd.	638	12,026
APA Group unit	4,553	34,521
Aristocrat Leisure Ltd.	2,556	55,125
ASX Ltd.	783	45,279
Atlas Arteria Ltd. unit	2,221	12,225
Aurizon Holdings Ltd.	7,676	29,100
Australia & New Zealand Banking Group Ltd.	11,312	224,032
Bank of Queensland Ltd.	1,471	9,842
Beach Energy Ltd.	5,678	7,913
Bendigo & Adelaide Bank Ltd.	1,870	15,203
BHP Billiton Ltd.	11,502	334,347
BlueScope Steel Ltd.	2,106	17,816
Boral Ltd.	4,543	16,330
Brambles Ltd.	6,230	56,334
Caltex Australia Ltd.	1,046	18,175
Carsales.com Ltd.	653	6,203
Challenger Ltd.	2,547	11,873
Charter Hall Group unit	1,612	12,256
Cimic Group Ltd.	415	13,044
Coca-Cola Amatil Ltd.	2,575	18,476
Cochlear Ltd.	234	33,980
Coles Group Ltd. (a)	4,471	41,904
Commonwealth Bank of Australia	6,876	399,604
Computershare Ltd.	2,033	23,136
Crown Ltd.	1,391	12,158
CSL Ltd.	1,761	265,807
DEXUS Property Group unit	4,033	36,751
Downer EDI Ltd.	2,423	11,771
Evolution Mining Ltd.	6,404	19,602
Fortescue Metals Group Ltd.	6,692	42,377
Goodman Group unit	6,280	66,265
Iluka Resources Ltd.	1,594	12,052
Incitec Pivot Ltd.	7,049	16,875
Insurance Australia Group Ltd.	9,390	54,452
Lendlease Group unit	2,512	22,926
Link Administration Holdings Ltd.	2,007	7,045
Macquarie Group Ltd.	1,233	108,541
Magellan Financial Group Ltd.	531	19,012
Medibank Private Ltd.	10,637	26,062
Mirvac Group unit	14,267	31,351
National Australia Bank Ltd.	10,645	199,957
Newcrest Mining Ltd.	3,022	67,785
Northern Star Resources Ltd.	2,640	21,592
Orica Ltd.	1,541	21,929
Origin Energy Ltd.	6,495	33,332
Orora Ltd.	4,497	10,229
OZ Minerals Ltd.	1,096	7,718
Qantas Airways Ltd.	2,879	10,914
QBE Insurance Group Ltd.	5,319	44,176
Qube Holdings Ltd.	4,628	9,877
Ramsay Health Care Ltd.	489	24,800
realestate.com.au Ltd.	220	14,833
Reliance Worldwide Corp. Ltd.	2,357	5,825
Rio Tinto Ltd.	1,456	106,062
Santos Ltd.	7,361	36,588
Scentre Group unit	21,179	57,096
SEEK Ltd.	1,388	20,619
Sonic Healthcare Ltd.	1,870	35,578
South32 Ltd.	21,190	47,307
Spark Infrastructure Group unit	6,645	11,336
Stockland Corp. Ltd. unit	8,964	26,243
Suncorp Group Ltd.	5,031	47,576
Sydney Airport unit	4,348	24,542
Tabcorp Holdings Ltd.	9,218	28,798
Telstra Corp. Ltd.	16,087	43,481
The GPT Group unit	7,020	30,310
The Star Entertainment Group Ltd.	3,209	9,282
Transpacific Industries Group Ltd.	7,756	12,687
Transurban Group unit	9,917	102,623
Treasury Wine Estates Ltd.	2,692	28,198
Vicinity Centres unit	12,762	21,951
Washington H. Soul Pattinson & Co. Ltd.	375	5,789
Wesfarmers Ltd.	4,364	110,785
Westpac Banking Corp.	13,846	275,954
Whitehaven Coal Ltd.	2,599	6,678
Woodside Petroleum Ltd.	3,703	94,525
Woolworths Group Ltd.	5,103	119,049
WorleyParsons Ltd.	1,187	12,258

TOTAL AUSTRALIA		4,072,815

Austria - 0.2%
ams AG	230	9,017
Andritz AG	287	10,802
BAWAG Group AG (b)	123	5,155
BUWOG AG rights (a)(c)	115	0
CA Immobilien Anlagen AG	324	11,900
Erste Group Bank AG	1,239	45,985
IMMOFINANZ Immobilien Anlagen AG	310	8,079
Lenzing AG	47	5,237
Oesterreichische Post AG	116	3,898
OMV AG	555	27,042
Raiffeisen International Bank-Holding AG	576	13,512
S&T AG	177	4,122
Verbund AG	267	13,966
Voestalpine AG	391	12,080
Wienerberger AG	478	11,795

TOTAL AUSTRIA		182,590

Bailiwick of Jersey - 0.5%
Experian PLC	3,510	106,267
Ferguson PLC	927	65,926
Glencore Xstrata PLC	47,374	163,958
Polymetal International PLC	872	11,039
WPP PLC	5,010	63,108

TOTAL BAILIWICK OF JERSEY		410,298

Belgium - 0.8%
Ackermans & Van Haaren SA	76	11,399
Ageas	750	38,983
Anheuser-Busch InBev SA NV	3,911	346,086
Cofinimmo SA	111	14,414
Colruyt NV	215	12,468
Galapagos Genomics NV (a)	207	26,735
Groupe Bruxelles Lambert SA	323	31,689
KBC Groep NV	1,384	90,711
Proximus	620	18,274
Sofina SA	62	11,816
Solvay SA Class A	288	29,834
Telenet Group Holding NV	258	14,375
UCB SA	527	43,697
Umicore SA	777	24,915
Warehouses de Pauw	57	9,593

TOTAL BELGIUM		724,989

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	14,000	13,406
Alibaba Pictures Group Ltd. (a)	50,000	10,753
Beijing Enterprises Water Group Ltd.	22,000	13,068
Brilliance China Automotive Holdings Ltd.	12,000	13,272
Cheung Kong Infrastructure Holdings Ltd.	2,500	20,386
China Gas Holdings Ltd.	8,600	31,982
China Resource Gas Group Ltd.	4,000	19,842
Credicorp Ltd. (United States)	276	63,179
GasLog Ltd.	64	922
Golar LNG Ltd.	342	6,320
Haier Electronics Group Co. Ltd.	5,000	13,825
Hiscox Ltd.	1,234	26,516
Hongkong Land Holdings Ltd.	4,204	27,074
Jardine Matheson Holdings Ltd.	1,234	77,767
Jardine Strategic Holdings Ltd.	700	26,691
Kunlun Energy Co. Ltd.	12,000	10,461
NWS Holdings Ltd.	6,000	12,335
Shenzhen International Holdings Ltd.	3,238	6,425
Ship Finance International Ltd. (NY Shares)	363	4,541

TOTAL BERMUDA		398,765

Brazil - 1.2%
Ambev SA	17,400	81,065
Atacadao Distribuicao Comercio e Industria Ltda	1,000	5,729
B2W Companhia Global do Varejo (a)	500	4,260
Banco Bradesco SA	3,120	27,178
Banco do Brasil SA	4,900	68,831
BB Seguridade Participacoes SA	3,000	25,297
BM&F BOVESPA SA	8,400	81,945
BR Malls Participacoes SA	4,200	15,674
Brasil Foods SA (a)	3,200	24,600
CCR SA	4,900	17,431
Centrais Eletricas Brasileiras SA (Electrobras) (a)	1,400	12,852
Cielo SA	4,400	7,700
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,300	16,003
Companhia Siderurgica Nacional SA (CSN)	2,400	10,444
Compania de Saneamento do Parana unit	300	6,295
Cosan SA Industria e Comercio	500	6,009
CVC Brasil Operadora e Agencia de Viagens SA	600	7,781
Drogasil SA	1,200	23,782
Embraer SA	2,900	14,659
ENGIE Brasil Energia SA	950	10,754
Equatorial Energia SA	600	14,344
Estacio Participacoes SA	1,000	7,552
Hypermarcas SA	1,600	12,496
IRB Brasil Resseguros SA	300	7,695
JBS SA	4,100	22,657
Klabin SA unit	2,700	11,496
Kroton Educacional SA	6,000	17,141
Localiza Rent A Car SA	1,900	20,277
Lojas Renner SA	2,970	36,476
M. Dias Branco SA	400	4,058
Magazine Luiza SA	300	16,494
Multiplan Empreendimentos Imobiliarios SA	1,100	7,952
Natura Cosmeticos SA	700	10,298
Notre Dame Intermedica Participacoes SA	800	8,400
Oi SA (a)	19,300	8,042
Petrobras Distribuidora SA	1,200	7,813
Petroleo Brasileiro SA - Petrobras (ON)	12,200	95,377
Rumo SA (a)	5,000	26,993
Sul America SA unit	1,000	9,771
Suzano Papel e Celulose SA	2,200	18,821
Terna Participacoes SA unit	1,100	7,780
TIM Participacoes SA	3,200	9,692
Ultrapar Participacoes SA	4,100	21,461
Vale SA	12,100	163,289
Weg SA	2,650	14,741

TOTAL BRAZIL		1,049,405

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	381	9,723
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	990	50,757
Air Canada (a)	1,162	35,218
Algonquin Power & Utilities Corp.	1,709	20,711
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,707	107,422
AltaGas Ltd.	1,156	17,487
ARC Resources Ltd.	1,186	5,805
ATCO Ltd. Class I (non-vtg.)	306	10,314
B2Gold Corp. (a)	3,865	11,747
Bank of Montreal	2,496	188,541
Bank of Nova Scotia	4,795	257,554
Barrick Gold Corp. (Canada)	6,867	108,389
Bausch Health Cos., Inc. (Canada) (a)	1,207	30,453
BCE, Inc.	1,116	50,774
BlackBerry Ltd. (a)	2,036	15,174
Bombardier, Inc. Class B (sub. vtg.) (a)	8,352	14,031
Brookfield Asset Management, Inc. Class A	3,376	161,511
CAE, Inc.	1,049	28,205
Cameco Corp.	1,507	16,157
Canada Goose Holdings, Inc. (a)(d)	205	7,940
Canadian Apartment Properties (REIT) unit	248	9,158
Canadian Imperial Bank of Commerce	1,782	140,132
Canadian National Railway Co.	2,847	263,492
Canadian Natural Resources Ltd.	4,783	128,966
Canadian Pacific Railway Ltd.	557	131,187
Canadian Tire Ltd. Class A (non-vtg.)	228	24,841
Canadian Utilities Ltd. Class A (non-vtg.)	605	17,075
CCL Industries, Inc. Class B	597	29,277
Cenovus Energy, Inc. (Canada)	3,970	35,015
CGI Group, Inc. Class A (sub. vtg.) (a)	976	75,036
CI Financial Corp.	826	13,460
Constellation Software, Inc.	78	73,515
Descartes Systems Group, Inc. (Canada) (a)	303	11,210
Dollarama, Inc.	1,143	40,211
Element Financial Corp.	1,930	14,089
Emera, Inc.	914	37,347
Empire Co. Ltd. Class A (non-vtg.)	513	12,920
Enbridge, Inc.	7,884	284,764
Encana Corp. (Toronto)	4,689	24,062
Fairfax Financial Holdings Ltd. (sub. vtg.)	115	56,445
Finning International, Inc.	586	10,681
First Capital Realty, Inc.	883	14,740
First Quantum Minerals Ltd.	2,592	24,623
FirstService Corp.	122	11,738
Fortis, Inc.	1,740	68,707
Franco-Nevada Corp.	765	64,931
George Weston Ltd.	356	27,014
Gildan Activewear, Inc.	797	30,844
Great Canadian Gaming Corp. (a)	186	6,306
Great-West Lifeco, Inc.	1,092	25,141
H&R (REIT) unit	619	10,796
Husky Energy, Inc.	1,149	10,889
Hydro One Ltd. (b)	1,457	25,412
iA Financial Corp, Inc.	460	18,737
Imperial Oil Ltd.	902	24,975
Intact Financial Corp.	587	54,247
Inter Pipeline Ltd.	1,992	30,985
Keyera Corp.	798	20,536
Kinross Gold Corp. (a)	4,901	18,937
Kirkland Lake Gold Ltd.	721	31,063
Loblaw Companies Ltd.	706	36,148
Lundin Mining Corp.	2,511	13,825
Magna International, Inc. Class A (sub. vtg.)	1,288	64,088
Manulife Financial Corp.	7,909	143,740
Methanex Corp.	307	13,937
Metro, Inc. Class A (sub. vtg.)	959	35,986
National Bank of Canada	1,457	69,215
Nutrien Ltd.	2,432	130,092
Onex Corp. (sub. vtg.)	395	23,826
Open Text Corp.	1,034	42,669
Parkland Fuel Corp.	501	15,896
Pembina Pipeline Corp.	2,090	77,803
Power Corp. of Canada (sub. vtg.)	1,414	30,460
Power Financial Corp.	975	22,425
PrairieSky Royalty Ltd.	728	10,229
Quebecor, Inc. Class B (sub. vtg.)	1,022	24,341
Restaurant Brands International, Inc.	1,024	71,212
RioCan (REIT)	576	11,432
Ritchie Bros. Auctioneers, Inc.	424	14,100
Rogers Communications, Inc. Class B (non-vtg.)	1,455	77,886
Royal Bank of Canada	5,610	445,827
Saputo, Inc.	852	25,504
Shaw Communications, Inc. Class B	1,797	36,666
Shopify, Inc. Class A (a)	369	110,901
SNC-Lavalin Group, Inc.	704	14,235
Stantec, Inc.	446	10,704
Sun Life Financial, Inc.	2,471	102,327
Suncor Energy, Inc.	6,398	199,579
Teck Resources Ltd. Class B (sub. vtg.)	2,139	49,361
TELUS Corp.	770	28,465
The Stars Group, Inc. (a)	860	14,678
The Toronto-Dominion Bank	7,162	418,492
Thomson Reuters Corp.	705	45,480
Toromont Industries Ltd.	349	16,542
Tourmaline Oil Corp.	987	12,572
TransCanada Corp.	3,535	175,245
TransForce, Inc.	344	10,410
Vermilion Energy, Inc.	513	11,145
Waste Connection, Inc. (Canada)	1,053	100,592
West Fraser Timber Co. Ltd.	200	9,118
Wheaton Precious Metals Corp.	1,729	41,814
WSP Global, Inc.	261	14,368
Yamana Gold, Inc.	3,442	8,726

TOTAL CANADA		5,923,755

Cayman Islands - 4.3%
58.com, Inc. ADR (a)	344	21,386
AAC Technology Holdings, Inc.	3,000	16,973
Agile Property Holdings Ltd.	6,000	8,034
Airtac International Group	1,000	11,233
Alibaba Group Holding Ltd. sponsored ADR (a)	5,070	859,112
Anta Sports Products Ltd.	3,000	20,604
ASM Pacific Technology Ltd.	900	9,217
Autohome, Inc. ADR Class A (a)	214	18,323
Baidu.com, Inc. sponsored ADR (a)	1,099	128,979
BeiGene Ltd. ADR (a)	152	18,840
Chailease Holding Co. Ltd.	4,020	16,675
Cheung Kong Property Holdings Ltd.	10,500	82,194
China Biologic Products Holdings, Inc. (a)(d)	105	10,007
China Conch Venture Holdings Ltd.	6,500	22,966
China Mengniu Dairy Co. Ltd.	11,000	42,596
China Resources Cement Holdings Ltd.	8,000	7,752
China Resources Land Ltd.	10,000	44,037
CIFI Holdings Group Co. Ltd.	12,000	7,911
CK Hutchison Holdings Ltd.	10,500	103,499
Country Garden Holdings Co. Ltd.	31,000	47,145
Ctrip.com International Ltd. ADR (a)	1,552	57,284
ENN Energy Holdings Ltd.	2,900	28,214
Evergrande Real Estate Group Ltd.	13,000	36,445
Geely Automobile Holdings Ltd.	22,000	37,626
Hengan International Group Co. Ltd.	3,000	22,063
Huazhu Group Ltd. ADR	408	14,790
iQIYI, Inc. ADR (a)(d)	414	8,549
JD.com, Inc. sponsored ADR (a)(d)	3,260	98,745
Kingboard Chemical Holdings Ltd.	2,500	6,961
Kingsoft Corp. Ltd.	4,000	8,654
Li Ning Co. Ltd.	5,500	12,969
Longfor Properties Co. Ltd.	6,000	22,620
Meituan Dianping Class B	14,500	127,149
Melco Crown Entertainment Ltd. sponsored ADR	1,087	23,610
Minth Group Ltd.	2,000	5,389
Momo, Inc. ADR	610	21,838
NetEase, Inc. ADR	293	74,941
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	485	46,841
PagSeguro Digital Ltd. (a)(d)	641	24,980
Parade Technologies Ltd.	1,000	17,044
Ping An Healthcare and Technology Co. Ltd. (a)(b)	1,900	7,917
Sands China Ltd.	10,000	47,813
Semiconductor Manufacturing International Corp. (a)	11,500	12,819
Shenzhou International Group Holdings Ltd.	2,800	38,496
Shimao Property Holdings Ltd.	4,000	12,187
Silergy Corp.	1,000	19,626
Silicon Motion Technology Corp. sponsored ADR	138	6,124
SINA Corp. (a)	279	12,033
Sino Biopharmaceutical Ltd.	24,500	25,059
StoneCo Ltd. Class A (a)(d)	359	10,619
Sunac China Holdings Ltd.	10,000	49,157
Sunny Optical Technology Group Co. Ltd.	3,000	30,992
TAL Education Group ADR (a)	1,437	54,750
Tencent Holdings Ltd.	21,600	977,171
Tingyi (Cayman Islands) Holding Corp.	8,000	13,354
Vipshop Holdings Ltd. ADR (a)	1,903	16,423
Want Want China Holdings Ltd.	24,000	19,509
Weibo Corp. sponsored ADR (a)	241	10,496
WH Group Ltd. (b)	36,500	37,006
Wharf Real Estate Investment Co. Ltd.	5,000	35,236
Wuxi Biologics (Cayman), Inc. (a)(b)	1,500	13,470
Wynn Macau Ltd.	5,600	12,545
Xiaomi Corp. Class B (b)	52,400	67,079
Xinyi Glass Holdings Ltd.	10,000	10,497
YY, Inc. ADR (a)	184	12,823
Zall Smart Commerce Ltd.	10,000	1,344
Zhen Ding Technology Holding Ltd.	2,000	6,417
ZTO Express (Cayman), Inc. sponsored ADR	1,422	27,189

TOTAL CAYMAN ISLANDS		3,782,346

Chile - 0.2%
Aguas Andinas SA	7,795	4,601
Banco de Chile	118,654	17,493
Banco de Credito e Inversiones	181	12,487
Banco Santander Chile	345,063	25,716
Cencosud SA	5,195	10,196
Colbun SA (a)	26,156	5,404
Compania Cervecerias Unidas SA	480	6,765
Compania de Petroleos de Chile SA (COPEC)	1,109	12,150
CorpBanca SA	494,787	4,131
Empresa Nacional de Telecomunicaciones SA (ENTEL) (a)	443	4,511
Empresas CMPC SA	4,714	12,939
Enel Chile SA	82,359	7,827
Enersis SA	107,999	19,047
Enersis SA rights 7/26/19 (a)	35,208	520
LATAM Airlines Group SA	942	8,862
Parque Arauco SA	2,071	5,749
S.A.C.I. Falabella	3,628	23,691

TOTAL CHILE		182,089

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	111,000	46,465
Air China Ltd. (H Shares)	8,000	8,070
Anhui Conch Cement Co. Ltd. (H Shares)	4,500	28,198
Bank Communications Co. Ltd. (H Shares)	86,000	65,284
Bank of China Ltd. (H Shares)	298,000	125,888
BYD Co. Ltd. (H Shares)	2,500	15,090
CGN Power Co. Ltd. (H Shares) (b)	33,000	9,083
China Cinda Asset Management Co. Ltd. (H Shares)	28,000	6,452
China CITIC Bank Corp. Ltd. (H Shares)	44,000	25,065
China Communications Construction Co. Ltd. (H Shares)	22,000	19,686
China Communications Services Corp. Ltd. (H Shares)	8,000	6,206
China Construction Bank Corp. (H Shares)	420,000	362,042
China Huarong Asset Management Co. Ltd. (b)	27,000	4,701
China International Capital Corp. Ltd. (H Shares) (b)	3,200	6,456
China Life Insurance Co. Ltd. (H Shares)	30,000	74,150
China Longyuan Power Grid Corp. Ltd. (H Shares)	11,000	7,055
China Merchants Bank Co. Ltd. (H Shares)	14,500	72,299
China Minsheng Banking Corp. Ltd. (H Shares)	23,800	16,483
China National Building Materials Co. Ltd. (H Shares)	14,000	12,276
China Oilfield Services Ltd. (H Shares)	6,000	5,937
China Pacific Insurance (Group) Co. Ltd. (H Shares)	11,200	43,801
China Petroleum & Chemical Corp. (H Shares)	102,000	69,484
China Railway Construction Corp. Ltd. (H Shares)	7,000	8,585
China Railway Group Ltd. (H Shares)	14,000	10,646
China Shenhua Energy Co. Ltd. (H Shares)	15,000	31,414
China Telecom Corp. Ltd. (H Shares)	54,000	27,167
China Tower Corp. Ltd. (H Shares) (b)	176,000	46,187
China Vanke Co. Ltd. (H Shares)	6,400	24,005
CITIC Securities Co. Ltd. (H Shares)	9,500	19,799
CRRC Corp. Ltd. (H Shares)	14,000	11,703
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	8,193
GF Securities Co. Ltd. (H Shares)	4,800	5,708
Great Wall Motor Co. Ltd. (H Shares)	11,500	8,229
Guangzhou Automobile Group Co. Ltd. (H Shares)	10,800	11,530
Guangzhou R&F Properties Co. Ltd. (H Shares)	3,200	6,153
Haitong Securities Co. Ltd. (H Shares)	12,000	13,457
Huaneng Power International, Inc. (H Shares)	16,000	9,422
Huatai Securities Co. Ltd. (H Shares) (b)	5,200	8,947
Industrial & Commercial Bank of China Ltd. (H Shares)	304,000	221,821
New China Life Insurance Co. Ltd. (H Shares)	2,700	13,134
People's Insurance Co. of China Group (H Shares)	27,000	10,542
PetroChina Co. Ltd. (H Shares)	82,000	45,214
PICC Property & Casualty Co. Ltd. (H Shares)	30,000	32,375
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	20,000	240,498
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	37,000	21,977
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	7,251
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	2,900	5,702
Sinopharm Group Co. Ltd. (H Shares)	5,600	19,714
TravelSky Technology Ltd. (H Shares)	3,000	6,029
Weichai Power Co. Ltd. (H Shares)	7,000	11,828
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	2,100	11,062
Zijin Mining Group Co. Ltd. (H Shares)	22,000	8,928

TOTAL CHINA		1,937,391

Colombia - 0.0%
Bancolombia SA	712	8,561
Grupo de Inversiones Suramerica SA	788	8,362
Interconexion Electrica SA ESP	1,370	7,614
Inversiones Argos SA	1,475	7,941

TOTAL COLOMBIA		32,478

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	501	12,099
Komercni Banka A/S	306	12,193
MONETA Money Bank A/S (b)	1,346	4,611

TOTAL CZECH REPUBLIC		28,903

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	13	15,091
Series B	26	32,352
Ambu A/S Series B	667	10,806
Carlsberg A/S Series B	424	56,209
Christian Hansen Holding A/S	396	37,186
Coloplast A/S Series B	463	52,323
Danske Bank A/S	2,744	43,370
DONG Energy A/S (b)	638	55,168
DSV de Sammensluttede Vognmaend A/S	731	71,784
Genmab A/S (a)	234	43,027
GN Store Nord A/S	597	27,858
H Lundbeck A/S	248	9,797
ISS Holdings A/S	730	22,031
Novo Nordisk A/S Series B	6,908	352,841
Novozymes A/S Series B	851	39,684
Pandora A/S	431	15,332
Royal Unibrew A/S	168	12,259
SimCorp A/S	156	15,091
The Drilling Co. of 1972 A/S (a)	70	5,439
Tryg A/S	405	13,167
Vestas Wind Systems A/S	817	70,571
William Demant Holding A/S (a)	416	12,935

TOTAL DENMARK		1,014,321

Egypt - 0.0%
Commercial International Bank SAE	5,141	22,479
Elsewedy Electric Co.	2,395	2,037
Global Telecom Holding (a)	4,761	1,372

TOTAL EGYPT		25,888

Finland - 0.8%
Elisa Corp. (A Shares)	594	28,983
Fortum Corp.	1,759	38,873
Huhtamaki Oyj	416	17,105
Kesko Oyj	213	11,849
Kone Oyj (B Shares)	1,545	91,179
Metso Corp.	606	23,808
Neste Oyj	1,512	51,304
Nokia Corp.	22,231	110,728
Nokian Tyres PLC	539	16,830
Nordea Bank ABP (Stockholm Stock Exchange)	12,387	89,933
Orion Oyj (B Shares)	440	16,125
Sampo Oyj (A Shares)	1,908	90,038
Stora Enso Oyj (R Shares)	2,228	26,183
UPM-Kymmene Corp.	2,384	63,352
Wartsila Corp.	1,665	24,149

TOTAL FINLAND		700,439

France - 6.2%
Accor SA	795	34,126
Aeroports de Paris	125	22,060
Air Liquide SA	1,656	231,708
Alstom SA	592	27,465
Arkema SA	258	23,992
Atos Origin SA	369	30,848
AXA SA	7,592	199,379
BNP Paribas SA	4,480	212,376
Bouygues SA	881	32,628
Bureau Veritas SA	1,140	28,156
Capgemini SA	628	78,087
Carrefour SA	2,068	39,929
Carrefour SA rights 12/31/49 (a)(e)	2,068	1,082
Compagnie de St. Gobain	2,173	84,691
Covivio	270	28,261
Credit Agricole SA	4,920	58,709
Danone SA	2,516	213,035
Dassault Systemes SA	517	82,480
Edenred SA	979	49,939
EDF SA	1,885	23,760
Eiffage SA	317	31,338
ENGIE	7,120	108,003
Essilor International SA	1,019	132,961
Gecina SA	212	31,724
Groupe Eurotunnel SA	1,874	30,025
Hermes International SCA	134	96,634
Kering SA	288	170,325
Klepierre SA	761	25,510
L'Oreal SA	942	268,323
Legrand SA	1,036	75,748
LVMH Moet Hennessy Louis Vuitton SE	1,050	446,382
Michelin CGDE Series B	708	89,805
Orange SA	8,340	131,548
Pernod Ricard SA	794	146,308
Peugeot Citroen SA	2,244	55,294
Publicis Groupe SA	873	46,091
Publicis Groupe SA rights 12/31/49 (a)(e)	873	2,105
Renault SA	832	52,308
Rubis SCA	409	23,030
Rubis SCA rights 7/16/19 (a)(e)	409	739
Safran SA	1,300	190,470
Sanofi SA	4,508	389,592
Schneider Electric SA	2,053	185,761
SCOR SE	668	29,290
Societe Generale Series A	3,250	82,028
Sodexo SA	355	41,497
SR Teleperformance SA	230	46,082
Thales SA	419	51,766
Total SA	9,837	551,795
Ubisoft Entertainment SA (a)	277	21,664
Valeo SA	921	29,952
Veolia Environnement SA	2,268	55,241
VINCI SA	1,994	204,200
Vivendi SA	2,935	80,798
Worldline SA (a)(b)	136	9,897

TOTAL FRANCE		5,436,945

Germany - 5.1%
adidas AG	682	210,549
Allianz SE	1,646	396,976
BASF AG	3,560	258,987
Bayer AG	3,666	254,275
Bayerische Motoren Werke AG (BMW)	1,270	93,998
Beiersdorf AG	383	45,968
Brenntag AG	709	34,917
Commerzbank AG	4,178	30,020
Continental AG	450	65,529
Covestro AG (b)	627	31,877
Daimler AG (Germany)	3,884	216,077
Delivery Hero AG (a)(b)	477	21,636
Deutsche Bank AG	7,785	60,019
Deutsche Borse AG	733	103,478
Deutsche Lufthansa AG	945	16,194
Deutsche Post AG	3,736	122,773
Deutsche Telekom AG	12,589	218,100
Deutsche Wohnen AG:
rights 7/17/19 (a)(e)	1,394	1,332
(Bearer)	1,394	51,152
E.ON AG	8,494	92,161
Evonik Industries AG	724	21,084
Fresenius Medical Care AG & Co. KGaA	837	65,732
Fresenius SE & Co. KGaA	1,598	86,639
GEA Group AG	686	19,501
Hannover Reuck SE	234	37,837
HeidelbergCement Finance AG	556	44,989
Henkel AG & Co. KGaA	371	34,066
Hugo Boss AG	312	20,754
Infineon Technologies AG	4,602	81,776
innogy SE (b)	468	22,191
K&S AG	753	14,025
KION Group AG	252	15,886
Knorr-Bremse AG	166	18,498
Lanxess AG	357	21,215
LEG Immobilien AG	233	26,282
Merck KGaA	550	57,512
MTU Aero Engines Holdings AG	214	50,980
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	581	145,807
OSRAM Licht AG	382	12,579
ProSiebenSat.1 Media AG	957	14,992
Puma AG	323	21,541
Rheinmetall AG	170	20,810
RWE AG	2,177	53,643
SAP SE	4,235	580,584
Scout24 AG (b)	427	22,685
Siemens AG	3,321	395,383
Symrise AG	491	47,256
TAG Immobilien AG	595	13,748
Thyssenkrupp AG	1,589	23,173
TUI AG (GB)	1,751	17,176
Uniper SE	766	23,195
United Internet AG	495	16,301
Vonovia SE	2,018	96,376
Wirecard AG	445	74,915

TOTAL GERMANY		4,545,149

Greece - 0.1%
Alpha Bank AE (a)	5,456	10,919
EFG Eurobank Ergasias SA (a)	13,641	13,417
Greek Organization of Football Prognostics SA	503	5,634
Hellenic Telecommunications Organization SA	925	13,674
Jumbo SA	378	7,307
Motor Oil (HELLAS) Corinth Refineries SA	160	4,094
Mytilineos Holdings SA	696	8,033
National Bank of Greece SA (a)	2,058	5,640

TOTAL GREECE		68,718

Hong Kong - 2.5%
AIA Group Ltd.	47,200	509,708
Bank of East Asia Ltd.	5,174	14,472
Beijing Enterprises Holdings Ltd.	2,000	10,164
BOC Hong Kong (Holdings) Ltd.	14,000	55,110
China Everbright International Ltd.	13,222	12,204
China Jinmao Holdings Group Ltd.	16,000	9,729
China Merchants Holdings International Co. Ltd.	4,000	6,800
China Mobile Ltd.	21,500	195,729
China Overseas Land and Investment Ltd.	14,000	51,615
China Resources Beer Holdings Co. Ltd.	6,000	28,496
China Resources Pharmaceutical Group Ltd. (b)	7,000	7,895
China Resources Power Holdings Co. Ltd.	6,000	8,756
China Taiping Insurance Group Ltd.	5,800	15,518
China Unicom Ltd.	22,000	24,055
CITIC Pacific Ltd.	24,000	34,594
CLP Holdings Ltd.	7,000	77,243
CNOOC Ltd.	64,000	109,169
CSPC Pharmaceutical Group Ltd.	22,000	35,485
Evergrande Health Industry Group Ltd. (a)	10,000	10,830
Far East Horizon Ltd.	7,000	7,160
Fosun International Ltd.	9,000	11,959
Galaxy Entertainment Group Ltd.	10,000	67,399
Guangdong Investment Ltd.	12,000	23,749
Hang Lung Properties Ltd.	10,000	23,785
Hang Seng Bank Ltd.	2,800	69,716
Henderson Land Development Co. Ltd.	6,610	36,427
Hong Kong & China Gas Co. Ltd.	37,550	83,245
Hong Kong Exchanges and Clearing Ltd.	4,650	164,173
Hysan Development Co. Ltd.	2,000	10,331
Lenovo Group Ltd.	24,000	18,588
Link (REIT)	8,500	104,459
MTR Corp. Ltd.	6,012	40,482
New World Development Co. Ltd.	22,000	34,415
Power Assets Holdings Ltd.	5,000	35,972
Sino Land Ltd.	14,292	23,967
Sun Art Retail Group Ltd.	6,500	6,157
Sun Hung Kai Properties Ltd.	6,000	101,770
Swire Pacific Ltd. (A Shares)	2,000	24,579
Swire Properties Ltd.	3,400	13,732
Techtronic Industries Co. Ltd.	5,500	42,104
Vitasoy International Holdings Ltd.	4,000	19,228
Wharf Holdings Ltd.	4,000	10,599
Wheelock and Co. Ltd.	3,000	21,506

TOTAL HONG KONG		2,213,074

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,753	19,448
OTP Bank PLC	853	33,927
Richter Gedeon PLC	490	9,029

TOTAL HUNGARY		62,404

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)	3,299	19,627
Asian Paints Ltd.	1,057	20,820
Aurobindo Pharma Ltd.	1,146	10,106
Axis Bank Ltd. (a)	6,960	81,617
Bajaj Finance Ltd.	683	36,464
Bajaj Finserv Ltd.	162	20,029
Bharat Petroleum Corp. Ltd.	3,036	17,280
Bharti Airtel Ltd.	5,903	29,678
Dr. Reddy's Laboratories Ltd.	330	12,240
Eicher Motors Ltd.	52	14,434
Grasim Industries Ltd. (a)	1,117	14,809
HDFC Bank Ltd.	7,825	277,483
Hindustan Unilever Ltd.	2,783	72,152
Housing Development Finance Corp. Ltd.	6,654	211,548
ICICI Bank Ltd.	12,559	79,597
Indian Oil Corp. Ltd.	8,854	20,019
IndusInd Bank Ltd.	1,106	22,625
Infosys Ltd.	14,854	158,709
ITC Ltd.	11,251	44,686
JSW Steel Ltd.	3,886	15,589
Kotak Mahindra Bank Ltd.	3,171	67,932
Larsen & Toubro Ltd.	1,265	28,496
Mahindra & Mahindra Ltd.	2,790	26,518
Maruti Suzuki India Ltd.	486	46,060
Reliance Industries Ltd.	12,096	219,833
State Bank of India (a)	6,581	34,480
Sun Pharmaceutical Industries Ltd.	4,312	25,075
Tata Consultancy Services Ltd.	3,508	113,314
Tech Mahindra Ltd.	1,812	18,569
Titan Co. Ltd.	1,267	24,526
UPL Ltd. (a)	1,607	21,849
Vedanta Ltd.	6,450	16,310
Wipro Ltd.	5,568	22,692
Yes Bank Ltd.	6,227	9,821

TOTAL INDIA		1,854,987

Indonesia - 0.5%
PT ACE Hardware Indonesia Tbk	24,300	3,113
PT Adaro Energy Tbk	61,100	5,882
PT Astra International Tbk	78,100	41,185
PT Bank Central Asia Tbk	44,900	95,267
PT Bank Danamon Indonesia Tbk Series A	6,700	2,276
PT Bank Jabar Banten Tbk	7,900	945
PT Bank Mandiri (Persero) Tbk	68,600	38,948
PT Bank Negara Indonesia (Persero) Tbk	28,400	18,494
PT Bank Rakyat Indonesia Tbk	219,300	67,680
PT Bank Tabungan Negara Tbk	6,500	1,132
PT Bumi Serpong Damai Tbk (a)	46,400	5,042
PT Charoen Pokphand Indonesia Tbk	28,500	9,542
PT Gudang Garam Tbk	1,500	8,162
PT Indah Kiat Pulp & Paper Tbk	8,100	5,375
PT Indocement Tunggal Prakarsa Tbk	7,000	9,910
PT Indofood CBP Sukses Makmur Tbk	6,000	4,311
PT Indofood Sukses Makmur Tbk	16,700	8,304
PT Japfa Comfeed Indonesia Tbk	14,600	1,602
PT Kalbe Farma Tbk	69,700	7,203
PT Matahari Department Store Tbk	4,900	1,197
PT Pabrik Kertas Tjiwi Kimia Tbk	4,000	3,560
PT Perusahaan Gas Negara Tbk Series B	41,800	6,243
PT Semen Gresik (Persero) Tbk	9,200	7,538
PT Surya Citra Media Tbk	7,900	900
PT Tambang Batubara Bukit Asam Tbk	10,400	2,179
PT Telekomunikasi Indonesia Tbk Series B	205,900	60,346
PT United Tractors Tbk	5,600	11,178

TOTAL INDONESIA		427,514

Ireland - 0.5%
AIB Group PLC	2,529	10,341
Bank Ireland Group PLC	3,513	18,359
CRH PLC	3,083	100,775
DCC PLC (United Kingdom)	389	34,680
Glanbia PLC	674	10,960
Grafton Group PLC unit	817	8,363
Greencore Group PLC	2,694	7,493
ICON PLC (a)	208	32,026
James Hardie Industries PLC CDI	1,700	22,318
Kerry Group PLC Class A	559	66,742
Kingspan Group PLC (Ireland)	585	31,770
Paddy Power Betfair PLC (Ireland)	275	20,682
Ryanair Holdings PLC sponsored ADR (a)	536	34,379
Smurfit Kappa Group PLC	973	29,441
United Drug PLC (United Kingdom)	966	9,802

TOTAL IRELAND		438,131

Isle of Man - 0.1%
Gaming VC Holdings SA	2,403	19,891
Genting Singapore Ltd.	20,800	14,143
NEPI Rockcastle PLC	1,734	15,932

TOTAL ISLE OF MAN		49,966

Israel - 0.4%
Airport City Ltd. (a)	222	4,073
Alony Hetz Properties & Investments Ltd.	352	4,563
Azrieli Group	107	7,166
Bank Hapoalim BM (Reg.)	4,439	32,912
Bank Leumi le-Israel BM	5,616	40,537
Bezeq The Israel Telecommunication Corp. Ltd.	6,279	4,750
Check Point Software Technologies Ltd. (a)	497	57,458
CyberArk Software Ltd. (a)	137	17,514
Elbit Systems Ltd. (Israel)	74	11,010
First International Bank of Israel	128	3,236
Israel Chemicals Ltd.	3,029	15,863
Israel Corp. Ltd. (Class A) (a)	14	3,394
Israel Discount Bank Ltd. (Class A)	4,381	17,886
Mellanox Technologies Ltd. (a)	161	17,818
Mizrahi Tefahot Bank Ltd.	565	13,025
NICE Systems Ltd. (a)	245	33,302
Paz Oil Co. Ltd.	38	5,339
Plus500 Ltd.	311	2,062
Shufersal Ltd.	581	3,867
Strauss Group Ltd.	164	4,710
Taro Pharmaceutical Industries Ltd.	52	4,442
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	3,627	33,477
Tower Semiconductor Ltd. (a)	236	3,621
Wix.com Ltd. (a)	179	25,436

TOTAL ISRAEL		367,461

Italy - 1.3%
A2A SpA	5,917	10,267
Assicurazioni Generali SpA	4,655	87,655
Atlantia SpA	1,835	47,804
Banco BPM SpA (a)	6,061	12,337
Brembo SpA	516	5,944
Cerved Information Solutions SpA	748	6,630
Davide Campari-Milano SpA	2,197	21,522
DiaSorin S.p.A.	79	9,172
Enel SpA	30,026	209,454
Eni SpA	9,685	161,036
FinecoBank SpA	1,540	17,179
Hera SpA	2,417	9,246
Infrastrutture Wireless Italiane SpA (b)	927	9,097
Interpump Group SpA	427	13,139
Intesa Sanpaolo SpA	62,145	133,040
Italgas SpA	1,783	11,978
Leonardo SpA	1,521	19,276
Mediobanca SpA	2,389	24,628
Moncler SpA	648	27,705
Pirelli & C. SpA (b)	1,540	9,102
Poste Italiane SpA (b)	1,918	20,196
Prada SpA	1,600	4,946
Prysmian SpA	1,153	23,796
Recordati SpA	429	17,883
Saipem SpA (a)	2,131	10,601
Snam Rete Gas SpA	8,755	43,515
Telecom Italia SpA (a)	45,555	24,871
Terna SpA	5,688	36,220
UniCredit SpA	8,342	102,692
Unione di Banche Italiane SCpA	4,086	11,151
Unipol Gruppo SpA	1,739	8,469
Unipolsai SpA	3,047	7,827

TOTAL ITALY		1,158,378

Japan - 17.4%
ABC-MART, Inc.	100	6,511
ACOM Co. Ltd.	1,500	5,398
Activia Properties, Inc.	2	8,700
Adeka Corp.	400	5,906
Advance Residence Investment Corp.	6	17,836
Advantest Corp.	600	16,500
Aeon (REIT) Investment Corp.	5	6,400
AEON Co. Ltd.	3,500	60,089
AEON Financial Service Co. Ltd.	400	6,437
AEON MALL Co. Ltd.	400	6,018
Agc, Inc.	1,000	34,550
Aica Kogyo Co. Ltd.	200	6,678
Ain Holdings, Inc.	100	5,816
Air Water, Inc.	600	10,262
Aisin Seiki Co. Ltd.	800	27,529
Ajinomoto Co., Inc.	2,100	36,385
Alfresa Holdings Corp.	1,000	24,653
All Nippon Airways Ltd.	400	13,237
Alps Electric Co. Ltd.	900	15,159
Amada Holdings Co. Ltd.	1,300	14,626
Anritsu Corp.	500	8,686
Aozora Bank Ltd.	500	11,993
Asahi Group Holdings	1,800	80,889
ASAHI INTECC Co. Ltd.	1,000	24,616
Asahi Kasei Corp.	5,600	59,654
Asics Corp.	600	6,494
Astellas Pharma, Inc.	8,000	114,006
Azbil Corp.	400	9,765
Bandai Namco Holdings, Inc.	900	43,658
Bank of Kyoto Ltd.	300	11,589
Benesse Holdings, Inc.	300	6,979
Bic Camera, Inc.	500	4,907
Bridgestone Corp.	2,300	90,494
Brother Industries Ltd.	900	16,987
Calbee, Inc.	500	13,486
Canon, Inc.	4,200	122,989
Capcom Co. Ltd.	300	6,016
Casio Computer Co. Ltd.	800	9,928
Central Japan Railway Co.	800	160,126
Chiba Bank Ltd.	2,900	14,148
Chubu Electric Power Co., Inc.	3,000	42,058
Chugai Pharmaceutical Co. Ltd.	800	52,238
Chugoku Electric Power Co., Inc.	1,100	13,855
Citizen Watch Co. Ltd.	1,200	6,155
Coca-Cola West Co. Ltd.	600	15,187
Comforia Residential REIT, Inc.	2	5,741
COMSYS Holdings Corp.	400	10,136
Concordia Financial Group Ltd.	4,900	18,225
Cosmos Pharmaceutical Corp.	100	16,964
Credit Saison Co. Ltd.	500	5,848
CyberAgent, Inc.	400	14,488
Dai Nippon Printing Co. Ltd.	1,100	23,425
Dai-ichi Mutual Life Insurance Co.	4,800	72,346
Daicel Chemical Industries Ltd.	1,300	11,551
Daido Steel Co. Ltd.	100	3,789
Daifuku Co. Ltd.	500	28,057
Daiichi Sankyo Kabushiki Kaisha	2,400	125,437
Daiichikosho Co. Ltd.	200	9,294
Daikin Industries Ltd.	1,100	143,500
Dainippon Sumitomo Pharma Co. Ltd.	700	13,264
Daio Paper Corp.	400	4,701
Daito Trust Construction Co. Ltd.	300	38,218
Daiwa House Industry Co. Ltd.	2,600	75,746
Daiwa House REIT Investment Corp.	8	19,300
Daiwa Office Investment Corp.	1	7,170
Daiwa Securities Group, Inc.	7,100	31,089
DeNA Co. Ltd.	500	9,577
Denki Kagaku Kogyo KK	400	11,854
DENSO Corp.	2,100	88,293
Dentsu, Inc.	1,000	34,875
Dic Corp.	300	7,914
Disco Corp.	100	16,398
Dmg Mori Co. Ltd.	500	8,000
Dowa Holdings Co. Ltd.	300	9,614
East Japan Railway Co.	1,500	140,240
Ebara Corp.	300	8,136
Eisai Co. Ltd.	1,200	67,794
Electric Power Development Co. Ltd.	800	18,164
Ezaki Glico Co. Ltd.	200	8,904
FamilyMart Co. Ltd.	1,300	31,012
Fancl Corp.	300	7,374
Fanuc Corp.	800	148,650
Fast Retailing Co. Ltd.	300	181,227
Frontier Real Estate Investment Corp.	3	12,800
Fuji Electric Co. Ltd.	600	20,674
Fuji Oil Holdings, Inc.	200	6,029
Fuji Seal International, Inc.	200	6,112
Fujifilm Holdings Corp.	1,700	86,139
Fujitsu Ltd.	800	55,740
Fukuoka Financial Group, Inc.	600	10,947
Fukuyama Transporting Co. Ltd.	100	3,617
Furukawa Electric Co. Ltd.	200	5,853
GLP J-REIT	14	15,946
GMO Payment Gateway, Inc.	100	6,873
GOLDWIN, Inc.	100	12,531
GS Yuasa Corp.	200	3,855
Gunma Bank Ltd.	1,500	5,245
Hakuhodo DY Holdings, Inc.	1,100	18,508
Hamamatsu Photonics K.K.	500	19,455
Hankyu Hanshin Holdings, Inc.	1,000	35,802
Haseko Corp.	1,200	12,132
Hikari Tsushin, Inc.	100	21,787
Hino Motors Ltd.	1,000	8,413
Hirose Electric Co. Ltd.	100	11,149
Hiroshima Bank Ltd.	1,100	5,295
Hisamitsu Pharmaceutical Co., Inc.	300	11,840
Hitachi Chemical Co. Ltd.	400	10,856
Hitachi Construction Machinery Co. Ltd.	400	10,396
Hitachi High-Technologies Corp.	300	15,415
Hitachi Ltd.	3,800	139,185
Hitachi Metals Ltd.	700	7,902
Hokuriku Electric Power Co., Inc. (a)	700	5,071
Honda Motor Co. Ltd.	7,000	181,012
Horiba Ltd.	200	10,314
Hoshizaki Corp.	200	14,877
House Foods Group, Inc.	300	11,255
Hoya Corp.	1,500	114,836
Hulic (REIT), Inc.	3	5,206
Hulic Co. Ltd.	1,700	13,655
Ibiden Co. Ltd.	500	8,746
Idemitsu Kosan Co. Ltd.	887	26,656
IHI Corp.	600	14,453
Iida Group Holdings Co. Ltd.	800	12,911
Industrial & Infrastructure Fund Investment Corp.	5	6,214
INPEX Corp.	4,400	39,639
Invincible Investment Corp.	27	13,974
Isetan Mitsukoshi Holdings Ltd.	1,500	12,160
Isuzu Motors Ltd.	2,300	26,175
IT Holdings Corp.	300	15,276
ITO EN Ltd.	200	9,312
Itochu Corp.	5,700	108,935
ITOCHU Techno-Solutions Corp.	400	10,247
Iyo Bank Ltd.	1,100	5,550
Izumi Co. Ltd.	300	12,118
J. Front Retailing Co. Ltd.	900	10,309
Japan Airlines Co. Ltd.	400	12,774
Japan Airport Terminal Co. Ltd.	300	12,786
Japan Excellent, Inc.	4	5,869
Japan Exchange Group, Inc.	2,000	31,758
Japan Hotel REIT Investment Corp.	15	12,076
Japan Logistics Fund, Inc.	3	6,865
Japan Post Holdings Co. Ltd.	5,600	63,368
Japan Prime Realty Investment Corp.	3	12,994
Japan Real Estate Investment Corp.	5	30,422
Japan Retail Fund Investment Corp.	9	18,198
Japan Tobacco, Inc.	4,300	94,902
JFE Holdings, Inc.	2,200	32,291
JGC Corp.	1,100	15,080
JSR Corp.	700	11,044
JTEKT Corp.	900	10,902
JX Holdings, Inc.	13,600	67,410
K's Holdings Corp.	1,000	9,433
Kagome Co. Ltd.	300	6,970
Kajima Corp.	1,900	26,046
Kakaku.com, Inc.	500	9,646
Kaken Pharmaceutical Co. Ltd.	200	9,349
Kamigumi Co. Ltd.	500	11,826
Kaneka Corp.	200	7,513
Kansai Electric Power Co., Inc.	3,200	36,641
Kansai Paint Co. Ltd.	900	18,857
Kao Corp.	1,900	144,683
Kawasaki Heavy Industries Ltd.	500	11,747
KDDI Corp.	6,800	173,037
Keihan Electric Railway Co., Ltd.	400	17,419
Keihin Electric Express Railway Co. Ltd.	1,000	17,205
Keio Corp.	500	32,880
Keisei Electric Railway Co.	600	21,843
Kenedix Office Investment Corp.	2	14,302
Kewpie Corp.	500	11,042
Keyence Corp.	400	245,346
Kikkoman Corp.	700	30,450
Kinden Corp.	500	7,657
Kintetsu Group Holdings Co. Ltd.	800	38,288
Kirin Holdings Co. Ltd.	3,600	77,583
Kobayashi Pharmaceutical Co. Ltd.	200	14,302
Kobe Steel Ltd.	1,200	7,847
Koito Manufacturing Co. Ltd.	500	26,666
Kokuyo Co. Ltd.	400	5,595
Komatsu Ltd.	3,800	92,256
Konami Holdings Corp.	400	18,736
Konica Minolta, Inc.	1,900	18,486
Kose Corp.	100	16,760
Kubota Corp.	4,600	76,500
Kuraray Co. Ltd.	1,700	20,293
Kurita Water Industries Ltd.	300	7,443
Kyocera Corp.	1,400	91,351
Kyowa Exeo Corp.	400	9,950
Kyowa Hakko Kirin Co., Ltd.	1,000	17,985
Kyudenko Corp.	200	6,001
Kyushu Electric Power Co., Inc.	1,700	16,682
Kyushu Financial Group, Inc.	1,500	5,927
Kyushu Railway Co.	700	20,387
Lawson, Inc.	200	9,591
LINE Corp. (a)	200	5,625
Lion Corp.	1,100	20,477
LIXIL Group Corp.	1,300	20,546
M3, Inc.	1,600	29,220
Mabuchi Motor Co. Ltd.	200	6,836
Maeda Corp.	600	4,797
Makita Corp.	1,100	37,342
Marubeni Corp.	7,400	48,938
Maruha Nichiro Corp.	200	5,871
Marui Group Co. Ltd.	800	16,280
Maruichi Steel Tube Ltd.	300	8,328
Matsumotokiyoshi Holdings Co. Ltd.	300	8,765
Mazda Motor Corp.	2,200	22,946
McDonald's Holdings Co. (Japan) Ltd.	200	8,811
Mebuki Financial Group, Inc.	3,700	9,643
Medipal Holdings Corp.	1,000	22,066
Meiji Holdings Co. Ltd.	600	42,851
Minebea Mitsumi, Inc.	1,600	27,083
Misumi Group, Inc.	1,200	30,074
Mitsubishi Chemical Holdings Corp.	5,400	37,695
Mitsubishi Corp.	6,100	160,683
Mitsubishi Electric Corp.	8,400	110,556
Mitsubishi Estate Co. Ltd.	5,400	100,422
Mitsubishi Gas Chemical Co., Inc.	700	9,323
Mitsubishi Heavy Industries Ltd.	1,400	60,914
Mitsubishi Logistics Corp.	300	8,247
Mitsubishi Materials Corp.	500	14,214
Mitsubishi Motors Corp. of Japan	2,600	12,444
Mitsubishi Tanabe Pharma Corp.	1,000	11,130
Mitsubishi UFJ Financial Group, Inc.	50,900	242,435
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,000	10,592
Mitsui & Co. Ltd.	6,800	110,627
Mitsui Chemicals, Inc.	1,000	24,737
Mitsui Fudosan Co. Ltd.	3,900	94,502
Mitsui OSK Lines Ltd.	400	9,568
Miura Co. Ltd.	400	12,336
Mizuho Financial Group, Inc.	98,100	142,650
MonotaRO Co. Ltd.	600	14,614
Mori Hills REIT Investment Corp.	5	7,077
Morinaga & Co. Ltd.	200	9,739
MS&AD Insurance Group Holdings, Inc.	1,900	60,270
Murata Manufacturing Co. Ltd.	2,500	112,552
Nabtesco Corp.	500	13,885
Nagase & Co. Ltd.	400	5,992
Nagoya Railroad Co. Ltd.	900	24,884
Nankai Electric Railway Co. Ltd.	600	14,581
NEC Corp.	1,100	43,259
Net One Systems Co. Ltd.	300	8,250
New Hampshire Foods Ltd.	400	17,122
Nexon Co. Ltd. (a)	1,700	24,629
NGK Insulators Ltd.	900	13,114
NGK Spark Plug Co. Ltd.	600	11,253
NHK Spring Co. Ltd.	900	6,945
Nichirei Corp.	700	16,602
Nidec Corp.	1,100	150,234
Nifco, Inc.	300	7,427
Nihon Kohden Corp.	400	10,826
Nihon M&A Center, Inc.	600	14,380
Nihon Unisys Ltd.	300	10,059
Nikkon Holdings Co. Ltd.	200	4,586
Nikon Corp.	1,600	22,617
Nintendo Co. Ltd.	500	183,449
Nippon Accommodations Fund, Inc.	2	11,204
Nippon Building Fund, Inc.	6	41,070
Nippon Electric Glass Co. Ltd.	300	7,594
Nippon Express Co. Ltd.	300	15,944
Nippon Gas Co. Ltd.	200	5,081
Nippon Kayaku Co. Ltd.	600	7,218
Nippon Paint Holdings Co. Ltd.	800	31,016
Nippon Paper Industries Co. Ltd.	400	7,079
Nippon Prologis REIT, Inc.	8	18,469
Nippon REIT Investment Corp.	1	3,886
Nippon Shinyaku Co. Ltd.	300	21,147
Nippon Shokubai Co. Ltd.	100	6,604
Nippon Steel & Sumitomo Metal Corp.	3,800	65,169
Nippon Suisan Kaisha Co. Ltd.	1,000	6,196
Nippon Telegraph & Telephone Corp.	2,500	116,334
Nippon Yusen KK	600	9,622
Nipro Corp.	500	5,542
Nishi-Nippon Railroad Co. Ltd.	300	6,400
Nissan Chemical Corp.	700	31,522
Nissan Motor Co. Ltd.	9,500	68,043
Nisshin Seifun Group, Inc.	1,000	22,808
Nissin Food Holdings Co. Ltd.	300	19,311
Nitori Holdings Co. Ltd.	400	52,980
Nitto Denko Corp.	600	29,590
NKSJ Holdings, Inc.	1,500	57,891
NOF Corp.	300	11,172
NOK Corp.	300	4,491
Nomura Holdings, Inc.	14,200	50,271
Nomura Real Estate Holdings, Inc.	400	8,593
Nomura Real Estate Master Fund, Inc.	16	24,590
Nomura Research Institute Ltd.	1,500	24,027
NSK Ltd.	1,500	13,356
NTN Corp.	1,200	3,562
NTT Data Corp.	2,500	33,275
NTT DOCOMO, Inc.	4,600	107,327
Obayashi Corp.	2,800	27,555
OBIC Co. Ltd.	300	33,947
Odakyu Electric Railway Co. Ltd.	1,200	29,350
Oji Holdings Corp.	3,900	22,500
Olympus Corp.	5,100	56,575
OMRON Corp.	800	41,701
Ono Pharmaceutical Co. Ltd.	2,300	41,215
Oracle Corp. Japan	100	7,300
Oriental Land Co. Ltd.	900	111,357
ORIX Corp.	5,200	77,555
ORIX JREIT, Inc.	9	16,411
Osaka Gas Co. Ltd.	1,700	29,596
OSG Corp.	400	7,880
Otsuka Corp.	400	16,083
Otsuka Holdings Co. Ltd.	2,400	78,267
Pan Pacific International Hold	500	31,721
Panasonic Corp.	9,500	79,355
Park24 Co. Ltd.	500	11,636
Penta-Ocean Construction Co. Ltd.	1,000	4,897
PeptiDream, Inc. (a)	400	20,442
Persol Holdings Co., Ltd.	800	18,780
Pigeon Corp.	500	20,104
Pilot Corp.	100	3,863
Pola Orbis Holdings, Inc.	400	11,167
Premier Investment Corp.	4	5,261
Rakuten, Inc.	3,300	39,452
Recruit Holdings Co. Ltd.	6,100	203,343
Relo Group, Inc.	400	10,065
Renesas Electronics Corp. (a)	2,800	13,894
Rengo Co. Ltd.	900	7,221
Resona Holdings, Inc.	9,000	37,447
Ricoh Co. Ltd.	3,200	31,936
Rinnai Corp.	200	12,707
ROHM Co. Ltd.	400	26,861
Rohto Pharmaceutical Co. Ltd.	500	13,560
Ryohin Keikaku Co. Ltd.	100	18,049
SanBio Co. Ltd. (a)	100	3,209
Sankyo Co. Ltd. (Gunma)	200	7,235
Sankyu, Inc.	200	10,499
Santen Pharmaceutical Co. Ltd.	1,600	26,490
Sanwa Holdings Corp.	900	9,667
Sapporo Breweries Ltd.	300	6,314
Sawai Pharmaceutical Co. Ltd.	200	10,796
SBI Holdings, Inc. Japan	900	22,263
Screen Holdings Co. Ltd.	200	8,338
SCSK Corp.	200	9,832
Secom Co. Ltd.	800	68,814
Sega Sammy Holdings, Inc.	600	7,285
Seibu Holdings, Inc.	1,100	18,324
Seiko Epson Corp.	1,500	23,721
Seino Holdings Co. Ltd.	800	10,648
Sekisui Chemical Co. Ltd.	1,600	24,012
Sekisui House (REIT), Inc.	12	8,971
Sekisui House Ltd.	2,800	46,110
Seven & i Holdings Co. Ltd.	3,100	105,032
Seven Bank Ltd.	2,300	6,016
SG Holdings Co. Ltd.	1,000	28,336
Sharp Corp.	600	6,578
Shikoku Electric Power Co., Inc.	700	6,467
Shimadzu Corp.	1,200	29,406
Shimamura Co. Ltd.	100	7,466
SHIMANO, Inc.	300	44,604
SHIMIZU Corp.	2,700	22,413
Shin-Etsu Chemical Co. Ltd.	1,600	148,922
Shinsei Bank Ltd.	600	9,310
Shionogi & Co. Ltd.	1,300	74,866
Ship Healthcare Holdings, Inc.	200	8,626
Shiseido Co. Ltd.	1,600	120,518
Shizuoka Bank Ltd.	2,700	19,884
SHO-BOND Holdings Co. Ltd.	200	7,049
Showa Denko K.K.	500	14,701
Skylark Co. Ltd.	700	12,213
SMC Corp.	300	111,775
SoftBank Corp.	6,800	325,762
Sohgo Security Services Co., Ltd.	300	13,829
Sojitz Corp.	3,700	11,874
Sony Corp.	5,000	262,750
Sony Financial Holdings, Inc.	500	12,002
Sotetsu Holdings, Inc.	400	11,015
Square Enix Holdings Co. Ltd.	300	9,600
Stanley Electric Co. Ltd.	600	14,736
Subaru Corp.	2,600	63,158
Sumco Corp.	1,000	11,891
Sumitomo Chemical Co. Ltd.	7,800	36,173
Sumitomo Corp.	4,900	74,194
Sumitomo Electric Industries Ltd.	2,800	36,735
Sumitomo Forestry Co. Ltd.	600	7,185
Sumitomo Heavy Industries Ltd.	400	13,746
Sumitomo Metal Mining Co. Ltd.	1,000	29,857
Sumitomo Mitsui Financial Group, Inc.	5,400	191,407
Sumitomo Mitsui Trust Holdings, Inc.	1,600	58,131
Sumitomo Osaka Cement Co. Ltd.	200	7,940
Sumitomo Realty & Development Co. Ltd.	1,900	67,812
Sumitomo Rubber Industries Ltd.	500	5,778
Sundrug Co. Ltd.	200	5,409
Suntory Beverage & Food Ltd.	500	21,727
Suzuken Co. Ltd.	300	17,586
Suzuki Motor Corp.	1,700	79,848
Sysmex Corp.	600	39,106
T&D Holdings, Inc.	2,800	30,372
Taiheiyo Cement Corp.	500	15,118
Taisei Corp.	900	32,681
Taisho Pharmaceutical Holdings Co. Ltd.	200	15,341
Taiyo Nippon Sanso Corp.	900	19,099
Taiyo Yuden Co. Ltd.	500	9,298
Takara Holdings, Inc.	800	8,362
Takashimaya Co. Ltd.	500	5,477
Takeda Pharmaceutical Co. Ltd.	5,938	211,231
TDK Corp.	500	38,677
TechnoPro Holdings, Inc.	100	5,305
Teijin Ltd.	700	11,927
Terumo Corp.	2,600	77,410
The Chugoku Bank Ltd.	700	6,168
The Hachijuni Bank Ltd.	1,900	7,736
THK Co. Ltd.	400	9,553
Tobu Railway Co. Ltd.	1,000	29,124
Toda Corp.	700	3,870
Toho Co. Ltd.	500	21,240
Toho Gas Co. Ltd.	500	18,388
Tohoku Electric Power Co., Inc.	2,300	23,231
Tokai Carbon Co. Ltd.	800	8,340
Tokio Marine Holdings, Inc.	2,800	140,214
Tokuyama Corp.	200	5,402
Tokyo Century Corp.	200	8,431
Tokyo Electric Power Co., Inc. (a)	3,200	16,680
Tokyo Electron Ltd.	700	98,168
Tokyo Gas Co. Ltd.	1,500	35,304
Tokyo Tatemono Co. Ltd.	900	9,992
Tokyu Corp.	2,300	40,767
Tokyu Fudosan Holdings Corp.	1,800	9,934
Toppan Printing Co. Ltd.	1,500	22,747
Toray Industries, Inc.	6,700	50,903
Toshiba Corp.	2,300	71,572
Tosoh Corp.	1,100	15,457
Toto Ltd.	700	27,626
Toyo Seikan Group Holdings Ltd.	600	11,898
Toyo Suisan Kaisha Ltd.	400	16,473
Toyo Tire Corp.	500	6,571
Toyoda Gosei Co. Ltd.	200	3,897
Toyota Industries Corp.	800	44,001
Toyota Motor Corp.	10,400	645,464
Toyota Tsusho Corp.	900	27,255
Trend Micro, Inc.	500	22,284
TS tech Co. Ltd.	300	8,161
Tsumura & Co.	300	8,362
Tsuruha Holdings, Inc.	200	18,476
Ube Industries Ltd.	400	8,288
Unicharm Corp.	1,600	48,142
United Urban Investment Corp.	12	20,101
USS Co. Ltd.	700	13,784
Wacoal Holdings Corp.	200	5,189
Welcia Holdings Co. Ltd.	200	8,134
West Japan Railway Co.	800	64,674
Yahoo! Japan Corp.	4,800	14,069
Yakult Honsha Co. Ltd.	600	35,338
Yamada Denki Co. Ltd.	2,600	11,503
Yamaguchi Financial Group, Inc.	700	4,779
Yamaha Corp.	600	28,493
Yamaha Motor Co. Ltd.	1,200	21,314
Yamato Holdings Co. Ltd.	1,800	36,579
Yamazaki Baking Co. Ltd.	900	13,598
Yaskawa Electric Corp.	1,000	33,947
Yokogawa Electric Corp.	800	15,671
Yokohama Rubber Co. Ltd.	600	11,019
Zenkoku Hosho Co. Ltd.	200	7,671
Zensho Holdings Co. Ltd.	300	6,094
Zeon Corp.	700	7,772
Zozo, Inc.	700	13,109

TOTAL JAPAN		15,387,138

Korea (South) - 3.2%
AMOREPACIFIC Corp.	120	17,058
AMOREPACIFIC Group, Inc.	111	5,976
Ananti, Inc. (a)	113	1,484
BGF Retail Co. Ltd.	37	6,746
BS Financial Group, Inc.	918	5,942
Bukwang Pharmaceutical Co. Ltd.	200	3,024
Celltrion Healthcare Co. Ltd.	176	8,593
Celltrion Pharm, Inc. (a)	74	3,073
Celltrion, Inc. (a)	414	73,518
CHA Biotech Co. Ltd. (a)	87	1,162
Cheil Industries, Inc.	328	27,125
Cheil Worldwide, Inc.	252	6,402
CJ CheilJedang Corp.	32	8,213
CJ Corp.	46	4,015
CJ O Shopping Co. Ltd.	35	5,353
Com2uS Corp.	16	1,403
Cosmax, Inc.	46	4,333
Daelim Industrial Co.	100	9,938
Daewoo Engineering & Construction Co. Ltd. (a)	1,318	5,626
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	130	3,673
Daewoong Pharmaceutical Co. Ltd.	23	2,981
Db Insurance Co. Ltd.	170	8,711
DGB Financial Group Co. Ltd.	544	3,831
Dong Suh Companies, Inc.	73	1,214
Doosan Bobcat, Inc.	116	3,649
Doosan Co. Ltd.	45	3,908
Doosan Infracore Co. Ltd. (a)	133	715
E-Mart Co. Ltd.	66	7,985
Fila Korea Ltd.	189	12,527
Genexine Co. Ltd. (a)	57	2,793
Green Cross Holdings Corp.	45	844
GS Engineering & Construction Corp.	265	9,240
GS Holdings Corp.	157	6,946
GS Retail Co. Ltd.	36	1,223
Hana Financial Group, Inc.	1,178	38,071
HanAll BioPharma Co. Ltd. (a)	181	3,895
Hanjin Kal Corp.	204	5,288
Hankook Tire Co. Ltd.	324	9,827
Hanmi Pharm Co. Ltd.	21	7,331
Hanmi Science Co. Ltd.	113	6,660
Hanon Systems	524	5,275
Hanssem Co. Ltd.	57	3,610
Hanwha Aerospace Co. Ltd. (a)	137	3,936
Hanwha Chemical Corp.	399	7,827
Hanwha Corp.	182	4,199
Hanwha Life Insurance Co. Ltd.	1,338	3,787
HDC Hyundai Development Co.	112	4,210
HLB, Inc. (a)	111	3,386
Hotel Shilla Co.	115	9,639
HUGEL, Inc. (a)	9	3,263
Hyundai Department Store Co. Ltd.	56	4,002
Hyundai Elevator Co. Ltd.	51	3,997
Hyundai Engineering & Construction Co. Ltd.	307	14,219
Hyundai Fire & Marine Insurance Co. Ltd.	212	5,212
Hyundai Glovis Co. Ltd.	75	10,434
Hyundai Heavy Industries Co. Ltd. (a)	209	21,402
Hyundai Merchant Marine Co. Ltd. (a)	934	2,990
Hyundai Mipo Dockyard Co. Ltd.	79	3,372
Hyundai Mobis	283	57,591
Hyundai Motor Co.	563	68,111
Hyundai Robotics Co. Ltd.	30	8,399
Hyundai Rotem Co. Ltd. (a)	165	3,001
Hyundai Steel Co.	298	10,764
Industrial Bank of Korea	847	10,283
ING Life Insurance Korea Ltd. (b)	133	3,638
JB Financial Group Co. Ltd.	535	2,732
Kakao Corp.	266	30,226
Kangwon Land, Inc.	361	9,437
KB Financial Group, Inc.	1,667	65,931
KCC Corp.	18	4,285
Kia Motors Corp.	1,047	39,809
Kiwoom Securities Co. Ltd.	79	5,571
Koh Young Technology, Inc.	14	1,005
Kolmar Korea Co. Ltd.	60	3,132
Kolon Industries, Inc.	20	738
Komipharm International Co. Ltd. (a)	267	5,053
Korea Aerospace Industries Ltd.	239	7,425
Korea Electric Power Corp. (a)	1,014	22,396
Korea Express Co. Ltd. (a)	30	3,487
Korea Gas Corp.	91	3,318
Korea Investment Holdings Co. Ltd.	139	9,693
Korea Zinc Co. Ltd.	43	17,687
Korean Air Lines Co. Ltd.	187	4,678
Korean Reinsurance Co.	485	3,655
KT Corp.	43	1,053
KT&G Corp.	551	46,899
Kumho Petro Chemical Co. Ltd.	54	4,545
LG Chemical Ltd.	207	63,411
LG Corp.	544	36,150
LG Display Co. Ltd. (a)	877	13,563
LG Electronics, Inc.	403	27,616
LG Household & Health Care Ltd.	42	47,653
LG Innotek Co. Ltd.	43	4,050
LG Telecom Ltd.	702	8,796
Lotte Chemical Corp.	65	14,183
Lotte Confectionery Co. Ltd.	147	5,589
Lotte Shopping Co. Ltd.	38	5,270
LS Cable Ltd.	144	5,911
LS Industrial Systems Ltd.	19	829
Mando Corp.	70	1,784
Medy-Tox, Inc.	15	5,833
Meritz Fire & Marine Insurance Co. Ltd.	240	4,293
Meritz Securities Co. Ltd.	1,023	4,738
Mirae Asset Daewoo Co. Ltd.	1,817	12,844
NAVER Corp.	600	59,107
NCSOFT Corp.	67	27,617
Netmarble Corp. (a)(b)	174	16,991
Nong Shim Co. Ltd.	17	3,731
Oci Co. Ltd.	67	5,402
Orion Corp./Republic of Korea	100	7,993
Ottogi Corp.	6	3,552
Paradise Co. Ltd.	228	3,211
Pearl Abyss Corp. (a)	46	8,439
Pharmicell Co. Ltd. (a)	254	1,708
POSCO	348	73,526
POSCO Chemtech Co. Ltd.	79	3,659
Posco International Corp.	67	1,062
S-Oil Corp.	149	10,777
S.M. Entertainment Co. Ltd. (a)	77	2,768
S1 Corp.	68	5,735
Samsung Biologics Co. Ltd. (a)(b)	72	19,910
Samsung Card Co. Ltd.	38	1,254
Samsung Electro-Mechanics Co. Ltd.	233	19,691
Samsung Electronics Co. Ltd.	21,107	857,244
Samsung Engineering Co. Ltd. (a)	624	9,248
Samsung Fire & Marine Insurance Co. Ltd.	120	27,791
Samsung Heavy Industries Co. Ltd. (a)	1,848	13,031
Samsung Life Insurance Co. Ltd.	436	31,497
Samsung SDI Co. Ltd.	213	43,530
Samsung SDS Co. Ltd.	178	33,070
Samsung Securities Co. Ltd.	221	7,467
Seoul Semiconductor Co. Ltd.	142	2,215
SFA Engineering Corp.	75	2,615
Shinhan Financial Group Co. Ltd.	1,968	76,373
Shinsegae Co. Ltd.	26	6,763
SillaJen, Inc. (a)	222	9,477
SK C&C Co. Ltd.	158	31,676
SK Energy Co. Ltd.	223	30,640
SK Hynix, Inc.	2,313	138,912
SK Networks Co. Ltd.	556	2,431
SK Telecom Co. Ltd.	154	34,467
STX Pan Ocean Co. Ltd. (Korea) (a)	622	2,494
ViroMed Co. Ltd. (a)	48	6,993
ViroMed Co. Ltd. rights 8/6/19 (a)	3	85
Woongjin Coway Co. Ltd.	209	13,979
Woori Financial Group, Inc. (a)	2,018	24,501
Woori Investment & Securities Co. Ltd.	494	6,190
Yuhan Corp.	30	6,338

TOTAL KOREA (SOUTH)		2,867,271

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	2,711	48,509
Aroundtown SA	2,712	22,345
Aroundtown SA rights 12/31/19 (a)	2,712	782
B&M European Value Retail SA	3,731	15,792
Globant SA (a)	93	9,398
Millicom International Cellular SA (depository receipt)	231	12,998
Orion Engineered Carbons SA	201	4,303
RTL Group SA	134	6,863
SES SA (France) (depositary receipt)	1,397	21,842
Spotify Technology SA (a)(d)	211	30,852
Subsea 7 SA	866	10,421
Tenaris SA	2,087	27,373
Ternium SA sponsored ADR	165	3,701

TOTAL LUXEMBOURG		215,179

Malaysia - 0.5%
AirAsia Group BHD	6,400	4,228
AMMB Holdings Bhd	5,400	5,527
Axiata Group Bhd	12,440	14,991
British American Tobacco (Malaysia) Bhd	500	3,485
Bumiputra-Commerce Holdings Bhd	17,768	23,132
Dialog Group Bhd	14,300	11,281
DiGi.com Bhd	8,200	10,021
Gamuda Bhd	6,800	6,187
Genting Bhd	9,100	14,908
Genting Malaysia Bhd	11,900	9,330
Hap Seng Consolidated Bhd	1,900	4,575
Hartalega Holdings Bhd	5,900	7,481
Hong Leong Bank Bhd	2,100	9,655
Hong Leong Credit Bhd	800	3,589
IHH Healthcare Bhd	10,300	14,456
IOI Corp. Bhd	8,200	8,433
Kuala Lumpur Kepong Bhd	2,200	13,075
Malayan Banking Bhd	19,305	41,483
Malaysia Airports Holdings Bhd	3,100	6,399
Maxis Bhd	4,600	6,200
MISC Bhd	4,200	7,267
Nestle (Malaysia) BHD	300	10,824
Petronas Chemicals Group Bhd	11,800	23,985
Petronas Dagangan Bhd	1,000	6,146
Petronas Gas Bhd	2,200	9,242
PPB Group Bhd	2,200	9,955
Press Metal Bhd	7,000	7,453
Public Bank Bhd	9,600	53,430
QL Resources Bhd	2,600	4,303
RHB Capital Bhd	4,000	5,411
Sime Darby Bhd	9,900	5,414
Sime Darby Plantation Bhd	10,700	12,739
Tenaga Nasional Bhd	11,900	39,854
Top Glove Corp. Bhd	5,100	6,060

TOTAL MALAYSIA		420,519

Malta - 0.0%
Kindred Group PLC (depositary receipt)	881	7,472
Mexico - 0.6%
Alfa SA de CV Series A	11,000	10,809
America Movil S.A.B. de CV Series L	94,600	68,854
Banco Santander Mexico SA	6,400	9,793
CEMEX S.A.B. de CV unit	57,900	24,404
Coca-Cola FEMSA S.A.B. de CV unit	2,500	15,514
Embotelladoras Arca S.A.B. de CV	1,500	8,116
Fibra Uno Administracion SA de CV	11,900	15,760
Fomento Economico Mexicano S.A.B. de CV unit	7,600	73,633
Gruma S.A.B. de CV Series B	995	9,338
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,800	18,745
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	625	10,130
Grupo Aeroportuario Norte S.A.B. de CV	1,100	6,718
Grupo Bimbo S.A.B. de CV Series A	10,000	20,856
Grupo Carso SA de CV Series A1	1,700	6,338
Grupo Elektra SA de CV	205	13,415
Grupo Financiero Banorte S.A.B. de CV Series O	11,600	67,302
Grupo Financiero Inbursa S.A.B. de CV Series O	7,100	10,269
Grupo Mexico SA de CV Series B	13,700	36,381
Grupo Televisa SA de CV	8,700	14,709
Industrias Penoles SA de CV	400	5,175
Infraestructura Energetica Nova S.A.B. de CV	2,700	10,605
Kimberly-Clark de Mexico SA de CV Series A	4,500	8,368
Mexichem S.A.B. de CV	3,200	6,717
Promotora y Operadora de Infraestructura S.A.B. de CV	695	6,906
Wal-Mart de Mexico SA de CV Series V	19,500	53,236

TOTAL MEXICO		532,091

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	15,000	23,810
Netherlands - 3.2%
ABN AMRO Group NV GDR (b)	1,647	35,242
Adyen BV (b)	89	68,676
AEGON NV	5,425	26,948
AerCap Holdings NV (a)	536	27,877
Airbus Group NV	2,235	316,301
Akzo Nobel NV	900	84,573
Argenx SE (a)	132	18,654
ASML Holding NV (Netherlands)	1,679	349,383
ASR Nederland NV	559	22,730
CNH Industrial NV	3,834	39,315
Euronext NV (b)	269	20,356
EXOR NV	367	25,707
Ferrari NV	479	77,779
Fiat Chrysler Automobiles NV	4,401	61,384
Heineken Holding NV	459	48,174
Heineken NV (Bearer)	924	103,114
IMCD Group BV	263	24,104
ING Groep NV (Certificaten Van Aandelen)	15,055	174,393
Interxion Holding N.V. (a)(d)	291	22,142
Koninklijke Ahold Delhaize NV	4,622	103,762
Koninklijke DSM NV	711	87,726
Koninklijke KPN NV	16,932	51,995
Koninklijke Philips Electronics NV	3,634	157,992
NN Group NV	1,315	52,933
NXP Semiconductors NV	1,294	126,307
QIAGEN NV (Germany) (a)	979	39,731
Randstad NV	483	26,527
RHI Magnesita NV	93	5,712
STMicroelectronics NV (Italy)	2,542	45,019
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	552	82,697
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,680	405,865
Wolters Kluwer NV	1,086	79,058
X5 Retail Group NV GDR (Reg. S)	459	15,739
Yandex NV Series A (a)	942	35,796

TOTAL NETHERLANDS		2,863,711

New Zealand - 0.2%
Auckland International Airport Ltd.	3,774	24,973
Contact Energy Ltd.	2,838	15,253
Fisher & Paykel Healthcare Corp.	2,421	25,145
Fletcher Building Ltd.	3,394	11,058
Meridian Energy Ltd.	5,738	18,310
Ryman Healthcare Group Ltd.	1,525	12,038
SKYCITY Entertainment Group Ltd.	2,697	6,867
Spark New Zealand Ltd.	6,715	18,045
The a2 Milk Co. Ltd. (a)	2,694	26,550
Xero Ltd. (a)	411	17,295
Z Energy Ltd.	1,193	5,065

TOTAL NEW ZEALAND		180,599

Norway - 0.6%
Adevinta ASA:
Class A (a)	230	2,556
Class B	349	3,846
Aker ASA (A Shares)	89	5,121
Aker Bp ASA	349	10,007
Austevoll Seafood ASA	307	3,223
Det Norske Oljeselskap ASA (DNO) (A Shares)	2,230	4,039
DNB ASA	3,612	67,197
Entra ASA (b)	517	7,939
Equinor ASA	4,192	82,779
Gjensidige Forsikring ASA	705	14,198
Kongsberg Gruppen ASA	301	4,206
Leroy Seafood Group ASA	919	6,080
Marine Harvest ASA	1,790	41,852
Norsk Hydro ASA	5,373	19,245
Norwegian Finans Holding ASA (a)	529	3,845
Orkla ASA	3,485	30,918
Salmar ASA	219	9,522
Schibsted ASA:
(A Shares)	439	12,109
(B Shares)	349	9,099
SpareBank 1 SR-Bank ASA (primary capital certificate)	727	8,855
Sparebanken Midt-Norge	579	6,631
Storebrand ASA (A Shares)	1,843	13,542
Telenor ASA	2,618	55,580
TGS Nopec Geophysical Co. ASA	385	10,796
Tomra Systems ASA	475	15,613
Veidekke ASA	336	3,261
Yara International ASA	667	32,355

TOTAL NORWAY		484,414

Pakistan - 0.0%
Engro Corp. Ltd.	550	914
Habib Bank Ltd.	2,300	1,631
Lucky Cement Ltd.	700	1,667
United Bank Ltd.	800	738

TOTAL PAKISTAN		4,950

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	5,926	29,414
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	7,760	8,329
Ayala Corp.	1,320	23,030
Ayala Land, Inc.	27,200	26,966
Bank of the Philippine Islands (BPI)	5,570	8,533
BDO Unibank, Inc.	7,000	19,126
GT Capital Holdings, Inc.	249	4,568
International Container Terminal Services, Inc.	3,090	8,829
JG Summit Holdings, Inc.	11,360	14,943
Jollibee Food Corp.	1,340	7,369
Manila Electric Co.	870	6,571
Megaworld Corp.	37,000	4,405
Metropolitan Bank & Trust Co.	4,810	6,688
Philippine Long Distance Telephone Co.	320	8,027
San Miguel Corp.	1,270	4,342
SM Investments Corp.	1,810	34,229
SM Prime Holdings, Inc.	41,800	30,265
Universal Robina Corp.	2,960	9,589

TOTAL PHILIPPINES		225,809

Poland - 0.3%
Alior Bank SA (a)	296	3,950
Bank Millennium SA (a)	2,242	5,621
Bank Polska Kasa Opieki SA	540	16,170
Bank Zachodni WBK SA	154	15,294
BRE Bank SA	47	5,413
CD Projekt RED SA	256	14,762
Cyfrowy Polsat SA	942	7,508
Dino Polska SA (a)(b)	169	5,925
Grupa Lotos SA	287	6,511
Jastrzebska Spolka Weglowa SA	221	2,794
KGHM Polska Miedz SA (Bearer) (a)	477	13,223
LPP SA	5	10,231
NG2 SA	94	4,245
Polish Oil & Gas Co. SA	5,111	7,269
Polska Grupa Energetyczna SA (a)	3,269	8,398
Polski Koncern Naftowy Orlen SA	1,169	28,173
Powszechna Kasa Oszczednosci Bank SA	3,429	39,326
Powszechny Zaklad Ubezpieczen SA	2,286	26,732
Telekomunikacja Polska SA (a)	2,615	4,682

TOTAL POLAND		226,227

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.)	36,721	11,353
Energias de Portugal SA	9,670	36,748
Galp Energia SGPS SA Class B	1,830	28,144
Jeronimo Martins SGPS SA	881	14,190
NOS SGPS SA	1,036	6,809
Portucel Industrial Empresa Produtora de Celulosa SA	1,443	5,510
REN - Redes Energeticas Nacionais SGPS SA	1,204	3,299

TOTAL PORTUGAL		106,053

Qatar - 0.2%
Barwa Real Estate Co. (a)	558	5,241
Industries Qatar QSC (a)	7,750	24,478
Masraf al Rayan (a)	11,620	12,159
Qatar Electricity & Water Co. (a)	1,540	7,047
Qatar Islamic Bank (a)	4,990	22,764
Qatar National Bank SAQ (a)	17,360	90,734
Qatar Telecom (Qtel) Q.S.C. (a)	353	6,342
The Commercial Bank of Qatar (a)	7,812	9,848

TOTAL QATAR		178,613

Russia - 0.8%
Alrosa Co. Ltd.	8,100	11,021
Gazprom OAO	46,540	171,661
Lukoil PJSC	1,464	122,852
Magnit OJSC	228	13,467
MMC Norilsk Nickel PJSC	228	51,588
NOVATEK OAO	3,330	70,427
Novolipetsk Steel OJSC GDR (Reg. S)	249	6,285
Sberbank of Russia	41,640	156,768
Severstal PAO	760	12,831
Surgutneftegas OJSC	20,500	8,539
Tatneft PAO	6,210	76,098
VTB Bank OJSC	23,720,000	14,959

TOTAL RUSSIA		716,496

Singapore - 0.9%
Ascendas Real Estate Investment Trust	12,400	28,594
CapitaCommercial Trust (REIT)	8,800	14,114
CapitaLand Ltd.	8,400	21,916
CapitaMall Trust	12,800	24,881
City Developments Ltd.	2,000	13,999
ComfortDelgro Corp. Ltd.	8,000	15,728
DBS Group Holdings Ltd.	7,000	134,309
Flextronics International Ltd. (a)	2,072	19,829
Jardine Cycle & Carriage Ltd.	400	10,711
Keppel Corp. Ltd.	7,300	35,933
Mapletree Commercial Trust	6,100	9,423
Mapletree Greater China Commercial Trust	7,500	8,093
Mapletree Industrial (REIT)	4,203	6,958
Mapletree Logistics Trust (REIT)	7,832	9,204
Oversea-Chinese Banking Corp. Ltd.	16,046	135,199
Singapore Airlines Ltd.	1,800	12,333
Singapore Airport Terminal Service Ltd.	2,000	7,716
Singapore Exchange Ltd.	4,000	23,415
Singapore Press Holdings Ltd.	5,800	10,460
Singapore Technologies Engineering Ltd.	7,000	21,419
Singapore Telecommunications Ltd.	30,200	78,123
Suntec (REIT)	7,900	11,327
United Overseas Bank Ltd.	5,600	108,151
UOL Group Ltd.	2,000	11,160
Venture Corp. Ltd.	900	10,836
Wilmar International Ltd.	13,300	36,371
Yangzijiang Shipbuilding Holdings Ltd.	7,500	8,481

TOTAL SINGAPORE		828,683

South Africa - 1.4%
Anglo American Platinum Ltd.	200	11,884
AngloGold Ashanti Ltd.	1,585	28,411
Aspen Pharmacare Holdings Ltd.	1,356	9,671
AVI Ltd.	994	6,447
Barclays Africa Group Ltd.	2,740	34,238
Barloworld Ltd.	705	6,407
Bidcorp Ltd.	1,429	31,146
Bidvest Group Ltd.	1,190	15,998
Capitec Bank Holdings Ltd.	288	26,556
Clicks Group Ltd.	819	11,937
Discovery Ltd.	1,405	14,874
Exxaro Resources Ltd.	921	11,246
FirstRand Ltd.	14,009	68,180
Foschini Ltd.	786	10,061
Gold Fields Ltd.	3,395	18,453
Growthpoint Properties Ltd.	15,507	26,731
Impala Platinum Holdings Ltd. (a)	3,044	15,074
Investec Ltd.	956	6,235
Life Healthcare Group Holdings Ltd.	4,886	7,784
Mondi Ltd.	365	8,214
Mr Price Group Ltd.	961	13,544
MTN Group Ltd.	6,655	50,438
MultiChoice Group Ltd. (a)	1,663	15,818
Naspers Ltd. Class N	1,704	412,454
Nedbank Group Ltd.	1,698	30,524
Netcare Ltd.	4,841	6,180
Oceana Group Ltd.	166	813
Old Mutual Ltd.	17,942	26,755
PSG Group Ltd.	552	9,367
Rand Merchant Insurance Holdings Ltd.	2,998	7,231
Redefine Properties Ltd.	22,685	14,560
Remgro Ltd.	1,955	26,081
RMB Holdings Ltd.	3,986	23,885
Sanlam Ltd.	7,505	41,646
Sappi Ltd.	2,051	7,993
Sasol Ltd.	2,235	55,574
Shoprite Holdings Ltd.	1,869	20,921
Spar Group Ltd.	675	8,954
Standard Bank Group Ltd.	5,245	73,236
Tiger Brands Ltd.	645	10,244
Truworths International Ltd.	1,481	7,360
Vodacom Group Ltd.	2,892	24,571
Woolworths Holdings Ltd.	3,704	12,854

TOTAL SOUTH AFRICA		1,270,550

Spain - 1.9%
Abertis Infraestructuras SA (a)	363	7,578
ACS Actividades de Construccion y Servicios SA	1,087	43,490
ACS Actividades de Construccion y Servicios SA rights 7/10/19 (a)	1,087	1,706
Aena Sme SA (b)	274	54,306
Amadeus IT Holding SA Class A	1,723	136,479
Banco Bilbao Vizcaya Argentaria SA	26,060	145,354
Banco de Sabadell SA	23,746	24,598
Banco Santander SA (Spain)	63,747	295,445
Bankia SA	4,396	10,387
Bankinter SA	3,054	21,038
CaixaBank SA	14,566	41,775
Cellnex Telecom SA (b)	650	24,051
Enagas SA	888	23,699
Endesa SA	1,255	32,266
Ferrovial SA	1,880	48,121
Gas Natural SDG SA	1,459	40,198
Grifols SA	819	24,213
Grifols SA ADR	1,660	35,026
Iberdrola SA	23,690	235,862
Inditex SA	4,090	123,057
International Consolidated Airlines Group SA CDI	3,140	19,017
Merlin Properties Socimi SA	1,519	21,073
Red Electrica Corporacion SA	1,730	36,029
Repsol SA	5,224	81,979
Repsol SA rights 7/4/19 (a)	5,224	2,898
Siemens Gamesa Renewable Energy SA	928	15,427
Telefonica SA	17,865	146,909

TOTAL SPAIN		1,691,981

Sweden - 1.9%
AarhusKarlshamn AB	630	11,940
Alfa Laval AB	1,122	24,479
ASSA ABLOY AB (B Shares)	3,827	86,347
Atlas Copco AB:
(A Shares)	2,658	84,954
(B Shares)	1,380	39,589
Axfood AB	235	4,650
Billerud AB	569	7,570
Boliden AB	1,010	25,826
Castellum AB	1,050	20,076
Dometic Group AB (b)	1,165	11,665
Electrolux AB (B Shares)	1,003	25,631
Elekta AB (B Shares)	1,420	20,598
Epiroc AB:
Class A	2,383	24,810
Class B	1,538	15,234
Essity AB Class B	2,351	72,256
Fabege AB	1,155	17,382
Fastighets AB Balder (a)	444	14,870
Getinge AB (B Shares)	835	13,155
H&M Hennes & Mauritz AB (B Shares)	3,184	56,567
Hexagon AB (B Shares)	1,116	61,964
HEXPOL AB (B Shares)	1,026	8,358
Holmen AB (B Shares)	446	9,514
Hufvudstaden AB Series A	488	8,298
Husqvarna AB (B Shares)	2,090	19,549
ICA Gruppen AB	289	12,424
Industrivarden AB:
(A Shares)	496	11,313
(C Shares)	712	15,779
Indutrade AB	323	10,324
Intrum Justitia AB	291	7,471
Investor AB (B Shares)	1,707	82,003
Kinnevik AB (B Shares)	957	24,888
Latour Investment AB Class B	488	7,194
Lifco AB	171	9,474
Loomis AB (B Shares)	279	9,590
Lundin Petroleum AB	771	23,903
Modern Times Group MTG AB (B Shares) (a)	223	2,497
Nibe Industrier AB (B Shares)	1,584	23,190
Nordic Entertainment Group AB Class B	223	5,235
Saab AB (B Shares)	341	11,097
Sandvik AB	4,430	81,386
Securitas AB (B Shares)	1,277	22,401
Skandinaviska Enskilda Banken AB (A Shares)	6,222	57,569
Skanska AB (B Shares)	1,567	28,299
SKF AB (B Shares)	1,858	34,164
SSAB Svenskt Stal AB (B Shares)	2,238	6,811
Svenska Cellulosa AB (SCA) (B Shares)	2,525	21,943
Svenska Handelsbanken AB (A Shares)	5,843	57,663
Swedbank AB (A Shares)	3,617	54,452
Swedish Match Co. AB	710	29,972
Swedish Orphan Biovitrum AB (a)	615	11,845
Tele2 AB (B Shares)	1,976	28,833
Telefonaktiebolaget LM Ericsson (B Shares)	11,066	105,035
Telia Co. AB	10,565	46,919
Thule Group AB (b)	370	9,140
Trelleborg AB (B Shares)	933	13,247
Volvo AB (B Shares)	6,509	103,283
Wallenstam AB (B Shares)	622	6,578
Wihlborgs Fastigheter AB	561	8,132

TOTAL SWEDEN		1,669,336

Switzerland - 5.8%
ABB Ltd. (Reg.)	7,447	149,299
Adecco SA (Reg.)	635	38,157
Alcon, Inc. (a)	1,985	122,573
Baloise Holdings AG	179	31,685
Coca-Cola HBC AG	830	31,327
Compagnie Financiere Richemont SA Series A	2,016	171,313
Credit Suisse Group AG	9,657	115,586
Geberit AG (Reg.)	144	67,265
Givaudan SA	30	84,696
Julius Baer Group Ltd.	837	37,292
Kuehne & Nagel International AG	194	28,796
Lafargeholcim Ltd. (Reg.)	1,950	95,223
Lindt & Spruengli AG (participation certificate)	4	29,113
Lonza Group AG	289	97,564
Nestle SA (Reg. S)	12,015	1,243,816
Novartis AG	10,019	914,652
Partners Group Holding AG	76	59,713
Roche Holding AG:
(Bearer)	162	45,404
(participation certificate)	2,710	762,019
Schindler Holding AG (participation certificate)	149	33,167
SGS SA (Reg.)	20	50,953
Sika AG	499	85,160
Sonova Holding AG Class B	212	48,168
Straumann Holding AG	40	35,296
Swatch Group AG (Bearer)	140	40,084
Swiss Life Holding AG	133	65,914
Swiss Prime Site AG	360	31,438
Swiss Re Ltd.	1,173	119,247
Swisscom AG	95	47,695
Temenos Group AG	242	43,296
UBS Group AG	14,809	175,973
Zurich Insurance Group Ltd.	585	203,689

TOTAL SWITZERLAND		5,105,573

Taiwan - 2.6%
Accton Technology Corp.	2,000	8,490
Acer, Inc.	10,000	6,214
Advantech Co. Ltd.	2,000	17,044
ASE Technology Holding Co. Ltd.	11,000	22,012
Asia Cement Corp.	7,000	10,744
ASUSTeK Computer, Inc.	3,000	21,595
AU Optronics Corp.	31,000	9,311
Catcher Technology Co. Ltd.	3,000	21,547
Cathay Financial Holding Co. Ltd.	35,000	48,581
Chang Hwa Commercial Bank	29,640	20,044
Cheng Shin Rubber Industry Co. Ltd.	7,000	9,061
Chicony Electronics Co. Ltd.	2,010	4,957
China Airlines Ltd.	4,000	1,271
China Development Finance Holding Corp.	43,000	13,145
China Life Insurance Co. Ltd.	10,003	8,024
China Petrochemical Development Corp.	3,150	1,073
China Steel Corp.	53,000	42,685
China Synthetic Rubber Corp.	3,000	3,617
Chinatrust Financial Holding Co. Ltd.	71,000	48,932
Chipbond Technology Corp.	2,000	3,906
Chroma ATE, Inc.	1,000	4,455
Chunghwa Telecom Co. Ltd.	15,000	54,714
Compal Electronics, Inc.	13,000	8,540
CTCI Corp.	2,000	2,986
Delta Electronics, Inc.	8,000	40,673
E Ink Holdings, Inc.	3,000	3,225
E.SUN Financial Holdings Co. Ltd.	45,857	38,487
ECLAT Textile Co. Ltd.	1,000	12,847
Elan Microelectronics Corp.	1,000	2,350
Elite Material Co. Ltd.	1,000	3,025
EPISTAR Corp.	2,000	1,614
EVA Airways Corp.	4,430	2,138
Evergreen Marine Corp. (Taiwan)	4,439	1,784
Far Eastern Textile Ltd.	14,000	15,139
Far EasTone Telecommunications Co. Ltd.	5,000	12,638
Feng Tay Enterprise Co. Ltd.	2,000	15,623
First Financial Holding Co. Ltd.	33,250	24,471
Formosa Chemicals & Fibre Corp.	16,000	53,197
Formosa Petrochemical Corp.	6,000	21,402
Formosa Plastics Corp.	18,000	66,529
Formosa Taffeta Co. Ltd.	3,000	3,786
Foxconn Technology Co. Ltd.	3,000	6,111
Fubon Financial Holding Co. Ltd.	26,000	38,481
Giant Manufacturing Co. Ltd.	1,000	7,844
GlobalWafers Co. Ltd.	1,000	10,152
Great Wall Enterprise Co. Ltd.	3,000	3,869
Highwealth Construction Corp.	3,000	4,789
HIWIN Technologies Corp.	1,064	8,930
Hon Hai Precision Industry Co. Ltd. (Foxconn)	49,600	123,924
Hota Industrial Manufacturing Co. Ltd.	1,000	3,276
Hotai Motor Co. Ltd.	2,000	32,796
HTC Corp. (a)	3,000	3,539
Hua Nan Financial Holdings Co. Ltd.	40,855	27,497
Innolux Corp.	33,000	7,808
Inventec Corp.	12,000	9,568
King Yuan Electronics Co. Ltd.	1,000	865
Lien Hwa Industrial Corp.	3,000	3,622
Lite-On Technology Corp.	7,000	10,281
Macronix International Co. Ltd.	3,060	2,287
Makalot Industrial Co. Ltd.	1,000	6,779
MediaTek, Inc.	6,000	60,815
Mega Financial Holding Co. Ltd.	45,000	44,885
Merida Industry Co. Ltd.	1,000	5,923
Merry Electronics Co. Ltd.	1,000	5,455
Micro-Star International Co. Ltd.	2,000	5,681
Nan Ya Plastics Corp.	20,000	50,744
Nanya Technology Corp.	4,000	8,328
Nien Made Enterprise Co. Ltd.	1,000	7,537
Novatek Microelectronics Corp.	2,000	11,169
OBI Pharma, Inc. (a)	1,064	5,667
Pegatron Corp.	8,000	13,867
PharmaEssentia Corp. (a)	1,000	3,890
Phison Electronics Corp.	1,000	9,135
Pou Chen Corp.	11,000	13,671
Powertech Technology, Inc.	3,000	7,360
President Chain Store Corp.	2,000	19,400
Qisda Corp.	5,000	3,244
Quanta Computer, Inc.	9,000	17,547
Radiant Opto-Electronics Corp.	1,000	3,357
Realtek Semiconductor Corp.	2,000	14,752
Ruentex Development Co. Ltd.	4,600	6,593
Ruentex Industries Ltd.	1,800	4,387
Shin Kong Financial Holding Co. Ltd.	37,216	11,329
Simplo Technology Co. Ltd.	1,000	8,086
Sino-American Silicon Products, Inc.	2,000	5,268
Sinopac Holdings Co.	34,680	14,609
Synnex Technology International Corp.	3,000	3,777
Ta Chen Stainless Pipe Co. Ltd.	3,000	4,387
TaiMed Biologics, Inc. (a)	1,000	5,133
Taishin Financial Holdings Co. Ltd.	49,108	22,668
Taiwan Business Bank	22,280	9,817
Taiwan Cement Corp.	21,500	31,960
Taiwan Cooperative Financial Holding Co. Ltd.	42,450	28,502
Taiwan Fertilizer Co. Ltd.	2,000	3,083
Taiwan High Speed Rail Corp.	10,000	14,752
Taiwan Mobile Co. Ltd.	5,000	19,771
Taiwan Semiconductor Manufacturing Co. Ltd.	72,000	552,115
Tatung Co. Ltd. (a)	6,000	3,631
TCI Co. Ltd.	1,000	13,784
TECO Electric & Machinery Co. Ltd.	7,000	5,152
Tripod Technology Corp.	2,000	7,102
Unified-President Enterprises Corp.	19,000	50,721
Unimicron Technology Corp.	5,000	5,689
United Microelectronics Corp.	42,000	18,973
Vanguard International Semiconductor Corp.	2,000	4,209
Walsin Lihwa Corp.	4,000	1,898
Walsin Technology Corp.	1,000	5,294
Win Semiconductors Corp.	2,000	12,847
Winbond Electronics Corp.	4,000	1,963
Wistron Corp.	9,058	7,076
WPG Holding Co. Ltd.	3,920	5,106
Yageo Corp.	1,000	8,522
Yuanta Financial Holding Co. Ltd.	49,000	29,499

TOTAL TAIWAN		2,264,424

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	5,600	39,788
Airports of Thailand PCL (For. Reg.)	24,000	57,492
B. Grimm Power PCL	3,000	3,495
Bangkok Bank PCL	1,400	8,989
Bangkok Chain Hospital PCL	5,000	2,705
Bangkok Dusit Medical Services PCL (For. Reg.)	18,900	16,016
Bangkok Expressway and Metro PCL	45,200	16,794
Banpu PCL (For. Reg.)	6,800	3,324
Berli Jucker PCL (For. Reg)	2,800	4,608
BTS Group Holdings PCL	17,644	6,901
Bumrungrad Hospital PCL (For. Reg.)	1,200	6,610
C.P. ALL PCL (For. Reg.)	25,300	70,913
Central Pattana PCL (For. Reg.)	6,200	15,155
Central Plaza Hotel PCL	1,800	2,083
Charoen Pokphand Foods PCL (For. Reg.)	16,400	15,100
Electricity Generating PCL (For. Reg.)	700	7,415
Energy Absolute PCL	8,700	15,808
Global Power Synergy Public Co. Ltd.	1,300	2,976
Glow Energy PCL (For. Reg.)	3,600	10,442
Gulf Energy Development PCL	2,400	9,621
Hana Microelectronics PCL (For. Reg.)	3,400	2,853
Home Product Center PCL (For. Reg.)	11,700	6,673
Indorama Ventures PCL (For. Reg.)	13,600	20,833
Intouch Holdings PCL	2,800	5,726
Intouch Holdings PCL (For. Reg.)	3,800	7,772
IRPC PCL (For. Reg.)	32,700	5,329
Kasikornbank PCL	1,300	7,965
Kasikornbank PCL (For. Reg.)	3,600	22,234
Kiatnakin Bank PCL (For. Reg.)	1,300	2,945
Krung Thai Bank PCL (For. Reg.)	10,500	6,673
Krungthai Card PCL (For. Reg.)	3,300	4,652
Land & House PCL (For. Reg.)	10,800	3,907
Minor International PCL:
warrants 9/30/21 (a)	520	94
(For. Reg.)	10,400	13,897
Muangthai Leasing PCL	2,200	4,051
Osotspa PCL	2,900	3,284
PTT Exploration and Production PCL (For. Reg.)	7,200	31,679
PTT Global Chemical PCL (For. Reg.)	7,600	15,853
PTT PCL (For. Reg.)	50,300	79,919
Robinsons Department Store PCL (For. Reg.)	1,600	2,933
Siam Cement PCL (For. Reg.)	1,400	21,537
Siam Commercial Bank PCL (For. Reg.)	8,400	38,191
Siam Global House PCL	4,620	2,665
Srisawad Corp. PCL	2,200	4,033
Thai Beverage PCL	28,700	17,606
Thai Oil PCL (For. Reg.)	2,600	5,635
Thai Union Frozen Products PCL (For. Reg.)	7,300	4,354
Thanachart Capital PCL (For. Reg.)	1,900	3,437
TISCO Financial Group PCL	1,200	3,657
TMB PCL (For. Reg.)	69,500	4,440
Total Access Communication PCL (For. Reg.)	2,200	3,800
True Corp. PCL (For. Reg.)	33,500	6,387
WHA Corp. PCL	26,500	4,094

TOTAL THAILAND		685,343

Turkey - 0.2%
Akbank TAS (a)	12,152	14,271
Anadolu Efes Biracilik Ve Malt Sanayii A/S	792	2,720
Arcelik A/S (a)	1,023	3,436
Aselsan A/S	1,347	4,187
Bim Birlesik Magazalar A/S JSC	887	12,201
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,423	1,839
Enka Insaat ve Sanayi A/S	6,204	5,861
Eregli Demir ve Celik Fabrikalari T.A.S.	5,357	7,281
Ford Otomotiv Sanayi A/S	294	3,173
Haci Omer Sabanci Holding A/S	4,295	6,371
Koc Holding A/S	4,338	13,140
Petkim Petrokimya Holding A/S	3,959	2,776
Soda Sanayii AS	1,699	1,866
TAV Havalimanlari Holding A/S	711	3,315
Tekfen Holding A/S	900	4,035
Tupras Turkiye Petrol Rafinerileri A/S	419	8,321
Turk Hava Yollari AO (a)	2,612	5,814
Turk Sise ve Cam Fabrikalari A/S	2,037	1,826
Turkcell Iletisim Hizmet A/S	4,396	9,717
Turkiye Garanti Bankasi A/S (a)	8,321	13,077
Turkiye Halk Bankasi A/S	1,218	1,207
Turkiye Is Bankasi A/S Series C (a)	4,935	5,156
Turkiye Vakiflar Bankasi TAO	7,036	5,091
Ulker Biskuvi Sanayi A/S	1,554	5,217
Yapi ve Kredi Bankasi A/S (a)	2,751	1,145

TOTAL TURKEY		143,043

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	7,220	16,315
DP World Ltd.	510	8,109
Dubai Islamic Bank Pakistan Ltd. (a)	5,467	7,635
Emaar Properties PJSC	11,224	13,506
Emirates Telecommunications Corp.	7,408	33,640
National Bank of Abu Dhabi PJSC (a)	10,890	44,056

TOTAL UNITED ARAB EMIRATES		123,261

United Kingdom - 10.5%
3i Group PLC	3,760	53,170
Admiral Group PLC	1,002	28,097
Amarin Corp. PLC ADR (a)	1,154	22,376
Anglo American PLC (United Kingdom)	5,487	156,402
Antofagasta PLC	1,252	14,780
Ashtead Group PLC	2,053	58,766
Associated British Foods PLC	1,393	43,571
AstraZeneca PLC (United Kingdom)	4,964	405,815
Atlassian Corp. PLC (a)	437	57,177
Auto Trader Group PLC (b)	3,900	27,163
Aviva PLC	15,654	82,912
Babcock International Group PLC	2,321	13,506
BAE Systems PLC	12,431	78,127
Barclays PLC	61,717	117,389
Barratt Developments PLC	3,787	27,538
Beazley PLC	2,014	14,106
Bellway PLC	426	15,067
Berkeley Group Holdings PLC	514	24,354
BHP Billiton PLC	8,232	210,528
BP PLC	77,634	540,858
British American Tobacco PLC (United Kingdom)	8,954	312,592
British Land Co. PLC	4,255	29,093
BT Group PLC	33,818	84,556
BTG PLC (a)	1,793	19,025
Bunzl PLC	1,360	35,873
Burberry Group PLC	1,580	37,361
Carnival PLC	821	36,131
Centrica PLC	21,004	23,415
Cobham PLC (a)	9,821	13,289
Coca-Cola European Partners PLC	949	53,619
Compass Group PLC	6,149	147,402
Croda International PLC	551	35,827
Derwent London PLC	511	20,221
Diageo PLC	9,418	405,353
Direct Line Insurance Group PLC	5,161	21,747
DS Smith PLC	5,979	27,525
easyJet PLC	1,032	12,493
Evraz PLC	1,229	10,382
G4S PLC (United Kingdom)	6,567	17,347
GlaxoSmithKline PLC	19,414	389,151
GW Pharmaceuticals PLC ADR (a)	120	20,687
Halma PLC	1,382	35,452
Hammerson PLC	3,200	11,261
Hargreaves Lansdown PLC	1,002	24,419
HomeServe PLC	1,192	17,969
Howden Joinery Group PLC	2,219	14,287
HSBC Holdings PLC (United Kingdom)	79,603	664,388
IMI PLC	877	11,561
Imperial Tobacco Group PLC	3,759	88,161
Informa PLC	5,031	53,349
InterContinental Hotel Group PLC	707	46,437
Intermediate Capital Group PLC	1,271	22,291
International Game Technology PLC	351	4,552
Intertek Group PLC	602	42,063
Investec PLC	2,810	18,235
ITV PLC	16,052	22,016
J Sainsbury PLC	7,285	18,103
John Wood Group PLC	2,600	14,924
Johnson Matthey PLC	742	31,369
Just Eat Holding Ltd. (a)	2,565	20,359
Kingfisher PLC	8,030	21,887
Land Securities Group PLC	3,132	33,140
Legal & General Group PLC	23,066	78,944
Lloyds Banking Group PLC	278,313	199,890
London Stock Exchange Group PLC	1,206	84,021
Marks & Spencer Group PLC	8,371	22,399
Meggitt PLC	3,022	20,110
Melrose Industries PLC	19,654	45,139
Micro Focus International PLC	1,403	36,899
Mondi PLC	1,367	31,075
National Grid PLC	14,254	151,295
Next PLC	554	38,878
Ocado Group PLC (a)	2,236	33,138
Pearson PLC	2,889	30,057
Pennon Group PLC	1,711	16,140
Persimmon PLC	1,217	30,864
Phoenix Group Holdings PLC	2,564	23,086
Prudential PLC	10,076	219,969
Reckitt Benckiser Group PLC	2,887	227,942
RELX PLC (London Stock Exchange)	7,983	193,585
Rentokil Initial PLC	7,068	35,680
Rightmove PLC	3,334	22,639
Rio Tinto PLC	4,390	271,711
Rolls-Royce Holdings PLC	7,372	78,755
Royal Bank of Scotland Group PLC	17,544	48,932
Royal Dutch Shell PLC:
Class A (United Kingdom)	18,408	600,793
Class B (United Kingdom)	13,809	452,475
RPC Group PLC	1,473	14,827
RSA Insurance Group PLC	4,329	31,710
Sage Group PLC	4,265	43,461
Schroders PLC	436	16,888
Scottish & Southern Energy PLC	4,111	58,596
Segro PLC	3,942	36,555
Severn Trent PLC	888	23,096
Smith & Nephew PLC	3,442	74,742
Smiths Group PLC	1,486	29,534
Spectris PLC	468	17,105
Spirax-Sarco Engineering PLC	310	36,160
SSP Group PLC	1,622	14,131
St. James's Place Capital PLC	2,434	33,940
Standard Chartered PLC (United Kingdom)	10,833	98,255
Standard Life PLC	9,499	35,538
Tate & Lyle PLC	1,920	18,004
Taylor Wimpey PLC	14,702	29,453
Tesco PLC	37,482	108,048
The Weir Group PLC	1,173	23,037
Travis Perkins PLC	1,069	17,302
Tullow Oil PLC	5,182	13,787
Unilever PLC	4,591	284,988
United Utilities Group PLC	2,561	25,459
Vodafone Group PLC	105,178	172,393
Whitbread PLC	726	42,679
WM Morrison Supermarkets PLC	8,177	20,914

TOTAL UNITED KINGDOM		9,276,032

United States of America - 0.1%
KLA-Tencor Corp.	32	3,782
Kolon TissueGene, Inc. unit (a)(c)	120	831
Stratasys Ltd. (a)	312	9,163
Yum China Holdings, Inc.	1,569	72,488

TOTAL UNITED STATES OF AMERICA		86,264

TOTAL COMMON STOCKS
(Cost $85,073,792)		84,713,178

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	900	10,146
Banco Bradesco SA (PN)	16,620	163,346
Bradespar SA (PN)	800	6,844
Braskem SA (PN-A) (a)	600	5,474
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	800	7,500
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	500	12,328
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,300	12,762
Gerdau SA	3,700	14,646
Itau Unibanco Holding SA	19,000	179,414
Itausa-Investimentos Itau SA (PN)	18,560	62,302
Lojas Americanas SA (PN)	2,800	12,010
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	16,400	117,065
Telefonica Brasil SA	2,000	25,995

TOTAL BRAZIL		629,832

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	296	9,195
Colombia - 0.0%
Bancolombia SA (PN)	2,498	31,716
Grupo Aval Acciones y Valores SA	13,886	5,553

TOTAL COLOMBIA		37,269

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	196	12,169
Henkel AG & Co. KGaA	722	70,621
Porsche Automobil Holding SE (Germany)	614	39,894
Sartorius AG (non-vtg.)	136	27,883
Volkswagen AG	716	120,675

TOTAL GERMANY		271,242

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	23,785	12,333
Korea (South) - 0.2%
CJ Corp. 0.00 (a)(c)	9	285
Hyundai Motor Co.	169	11,552
Hyundai Motor Co. Series 2	102	7,607
LG Chemical Ltd.	32	5,406
Samsung Electronics Co. Ltd.	3,419	113,008

TOTAL KOREA (SOUTH)		137,858

Russia - 0.1%
AK Transneft OAO	6	15,698
Sberbank of Russia	4,210	13,688
Surgutneftegas OJSC	38,600	26,010

TOTAL RUSSIA		55,396

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,081,407)		1,153,125
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.48% 9/12/19(f)
(Cost $199,013)	200,000	199,162
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 2.42% (g)	1,668,082	1,668,416
Fidelity Securities Lending Cash Central Fund 2.42% (g)(h)	211,336	211,357
TOTAL MONEY MARKET FUNDS
(Cost $1,879,773)		1,879,773
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $88,233,985)		87,945,238
NET OTHER ASSETS (LIABILITIES) - 0.5%		476,543
NET ASSETS - 100%		$88,421,781

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	16	Sept. 2019	$1,538,640	$25,156	$25,156
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	11	Sept. 2019	579,370	14,062	14,062
TME S&P/TSX 60 Index Contracts (Canada)	1	Sept. 2019	149,318	598	598
TOTAL FUTURES CONTRACTS					$39,816

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $772,747 or 0.9% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $164,309.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,098
Fidelity Securities Lending Cash Central Fund	593
Total	$35,691

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,471,826	$2,736,318	$2,735,508	$--
Consumer Discretionary	9,744,892	6,988,094	2,756,798	--
Consumer Staples	8,308,863	4,846,833	3,462,030	--
Energy	5,848,892	2,914,203	2,934,689	--
Financials	18,556,651	12,010,732	6,545,919	--
Health Care	7,207,266	2,959,109	4,247,326	831
Industrials	10,984,297	9,377,291	1,606,721	285
Information Technology	7,491,005	5,118,873	2,372,132	--
Materials	6,434,257	4,833,639	1,600,618	--
Real Estate	3,135,361	3,135,361	--	--
Utilities	2,682,993	1,957,864	725,129	--
Government Obligations	199,162	--	199,162	--
Money Market Funds	1,879,773	1,879,773	--	--
Total Investments in Securities:	$87,945,238	$58,758,090	$29,186,032	$1,116
Derivative Instruments:
Assets
Futures Contracts	$39,816	$39,816	$--	$--
Total Assets	$39,816	$39,816	$--	$--
Total Derivative Instruments:	$39,816	$39,816	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$39,816	$0
Total Equity Risk	39,816	0
Total Value of Derivatives	$39,816	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $209,136) — See accompanying schedule: Unaffiliated issuers (cost $86,354,212)	$86,065,465
Fidelity Central Funds (cost $1,879,773)	1,879,773
Total Investment in Securities (cost $88,233,985)		$87,945,238
Cash		28,521
Foreign currency held at value (cost $122,692)		122,946
Receivable for securities sold on a delayed delivery basis		591
Receivable for fund shares sold		311,185
Dividends receivable		255,648
Distributions receivable from Fidelity Central Funds		8,516
Receivable for daily variation margin on futures contracts		7,124
Total assets		88,679,769
Liabilities
Payable for investments purchased
Regular delivery	$782
Delayed delivery	5,257
Payable for fund shares redeemed	21,851
Accrued management fee	7,803
Distribution and service plan fees payable	270
Other affiliated payables	4,256
Other payables and accrued expenses	6,376
Collateral on securities loaned	211,393
Total liabilities		257,988
Net Assets		$88,421,781
Net Assets consist of:
Paid in capital		$87,579,519
Total distributable earnings (loss)		842,262
Net Assets		$88,421,781
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($86,956,592 ÷ 9,079,315 shares)		$9.58
Service Class:
Net Asset Value, offering price and redemption price per share ($100,961 ÷ 10,549 shares)		$9.57
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,364,228 ÷ 142,569 shares)		$9.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Dividends		$1,520,517
Interest		2,295
Income from Fidelity Central Funds (including $593 from security lending)		35,691
Income before foreign taxes withheld		1,558,503
Less foreign taxes withheld		(165,775)
Total income		1,392,728
Expenses
Management fee	$40,057
Transfer agent fees	21,850
Distribution and service plan fees	1,258
Independent trustees' fees and expenses	162
Commitment fees	15
Total expenses before reductions	63,342
Expense reductions	(358)
Total expenses after reductions		62,984
Net investment income (loss)		1,329,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $260)	(370,454)
Fidelity Central Funds	(36)
Foreign currency transactions	(176)
Futures contracts	364,782
Total net realized gain (loss)		(5,884)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,314)	7,086,012
Assets and liabilities in foreign currencies	863
Futures contracts	43,930
Total change in net unrealized appreciation (depreciation)		7,130,805
Net gain (loss)		7,124,921
Net increase (decrease) in net assets resulting from operations		$8,454,665

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	For the period April 17, 2018 (commencement of operations) to December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,329,744	$621,972
Net realized gain (loss)	(5,884)	(193,179)
Change in net unrealized appreciation (depreciation)	7,130,805	(7,384,384)
Net increase (decrease) in net assets resulting from operations	8,454,665	(6,955,591)
Distributions to shareholders	–	(676,099)
Share transactions - net increase (decrease)	23,627,836	63,970,970
Total increase (decrease) in net assets	32,082,501	56,339,280
Net Assets
Beginning of period	56,339,280	–
End of period	$88,421,781	$56,339,280

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP International Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.15
Net realized and unrealized gain (loss)	.96	(1.60)
Total from investment operations	1.13	(1.45)
Distributions from net investment income	–	(.10)
Distributions from net realized gain	–	(.01)
Total distributions	–	(.10)C
Net asset value, end of period	$9.58	$8.45
Total ReturnD,E,F	13.37%	(14.47)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.17%I	.17%I
Expenses net of fee waivers, if any	.17%I	.17%I
Expenses net of all reductions	.17%I	.17%I
Net investment income (loss)	3.65%I	2.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$86,957	$55,494
Portfolio turnover rateJ	8%I	5%I

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.007 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class

Six months ended (Unaudited) June 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.48
Income from Investment Operations
Net investment income (loss)B	.09
Net realized and unrealized gain (loss)	–C
Total from investment operations	.09
Distributions from net investment income	–
Total distributions	–
Net asset value, end of period	$9.57
Total ReturnD,E,F	.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	.27%I
Expenses net of fee waivers, if any	.27%I
Expenses net of all reductions	.27%I
Net investment income (loss)	4.28%I
Supplemental Data
Net assets, end of period (000 omitted)	$101
Portfolio turnover rateJ	8%I

 A For the period April 11, 2019 (commencement of sale of shares) to June 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

VIP International Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.46	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.13
Net realized and unrealized gain (loss)	.95	(1.58)
Total from investment operations	1.11	(1.45)
Distributions from net investment income	–	(.08)
Distributions from net realized gain	–	(.01)
Total distributions	–	(.09)
Net asset value, end of period	$9.57	$8.46
Total ReturnC,D,E	13.12%	(14.55)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.42%H
Expenses net of fee waivers, if any	.42%H	.42%H
Expenses net of all reductions	.42%H	.42%H
Net investment income (loss)	3.40%H	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,364	$846
Portfolio turnover rateI	8%H	5%H

 A For the period April 17, 2018 (commencement of operations) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

VIP Total Market Index Portfolio, VIP Extended Market Index Portfolio and VIP International Index Portfolio (the Funds) are funds of Variable Insurance Products Fund II (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers the following classes of shares: Initial Class, Service Class and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. VIP International Index Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expense on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations and certain deemed distributions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Total Market Index Portfolio	$122,527,710	$11,895,469	$(6,191,745)	$5,703,724
VIP Extended Market Index Portfolio	50,380,110	4,441,224	(5,120,940)	(679,716)
VIP International Index Portfolio	88,239,850	5,643,098	(5,897,894)	(254,796)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
VIP Extended Market Index Portfolio	$(17,623)	$(43,125)	$(60,748)
VIP International Index Portfolio	(89,053)	(123,276)	(212,329)

Certain of the Funds elected to defer to the next fiscal year losses recognized during the period November 1, 2018 to December 31, 2018. Loss deferrals were as follows:

	Capital losses	Ordinary losses
VIP Total Market Index Portfolio	$(101,686)	$–
VIP Extended Market Index Portfolio	–	(35)
VIP International Index Portfolio	–	(5,317)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Total Market Index Portfolio	31,369,718	2,193,452
VIP Extended Market Index Portfolio	19,321,973	5,910,395
VIP International Index Portfolio	26,775,425	2,915,625

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06%, .07% and .11% of VIP Total Market Index Portfolio's, VIP Extended Market Index Portfolio's and VIP International Index Portfolio's average net assets, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Initial Class	Service Class	Service Class 2
VIP Total Market Index Portfolio	.12%	.22%	.37%
VIP Extended Market Index Portfolio	.13%	.23%	.38%
VIP International Index Portfolio	.17%	.27%	.42%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class and Service Class 2 shares. Each Service Class and Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Total Market Index Portfolio	$22	$1,299	$1,321
VIP Extended Market Index Portfolio	21	1,257	1,278
VIP International Index Portfolio	22	1,236	1,258

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. For each Fund, FIIOC receives asset-based fees equal to an annual rate of .07% of each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements. Under the expense contract, each class of each Fund pays a portion of the transfer agent fees equal to an annual rate of .06% of class-level average net assets. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
VIP Total Market Index Portfolio
Initial Class	$32,502
Service Class	13
Service Class 2	312
$32,827
VIP Extended Market Index Portfolio
Initial Class	$12,665
Service Class	13
Service Class 2	302
$12,980
VIP International Index Portfolio
Initial Class	$21,540
Service Class	13
Service Class 2	297
$21,850

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

VIP Total Market Index Portfolio	$22
VIP Extended Market Index Portfolio	9
VIP International Index Portfolio	15

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Total Market Index Portfolio	$–	$2	$–
VIP International Index Portfolio	$13	$5	$96,746

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
VIP Total Market Index Portfolio	$53
VIP Extended Market Index Portfolio	41
VIP International Index Portfolio	358

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
VIP Total Market Index Portfolio
Distributions to shareholders
Initial Class	$–	$808,619
Service Class 2	–	7,400
Total	$–	$816,019
VIP Extended Market Index Portfolio
Distributions to shareholders
Initial Class	$–	$272,690
Service Class 2	–	6,100
Total	$–	$278,790
VIP International Index Portfolio
Distributions to shareholders
Initial Class	$–	$667,599
Service Class 2	–	8,500
Total	$–	$676,099

 (a) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019 (a)	Year endedDecember 31, 2018(b)	Six months ended June 30, 2019 (a)	Year endedDecember 31, 2018 (b)
VIP Total Market Index Portfolio
Initial Class
Shares sold	3,153,839	8,973,729	$32,543,651	$93,021,142
Reinvestment of distributions	–	83,605	–	771,019
Shares redeemed	(457,420)	(184,746)	(4,793,064)	(1,879,304)
Net increase (decrease)	2,696,419	8,872,588	$27,750,587	$91,912,857
Service Class
Shares sold	9,320	–	$100,000	$–
Net increase (decrease)	9,320	–	$100,000	$–
Service Class 2
Shares sold	–	100,000	$–	$1,000,000
Net increase (decrease)	–	100,000	$–	$1,000,000
VIP Extended Market Index Portfolio
Initial Class
Shares sold	1,573,660	3,685,645	$15,859,640	$38,387,303
Reinvestment of distributions	–	27,213	–	240,290
Shares redeemed	(411,062)	(274,686)	(4,143,143)	(2,715,655)
Net increase (decrease)	1,162,598	3,438,172	$11,716,497	$35,911,938
Service Class
Shares sold	9,579	–	$100,000	$–
Net increase (decrease)	9,579	–	$100,000	$–
Service Class 2
Shares sold	–	100,000	$–	$1,000,000
Net increase (decrease)	–	100,000	$–	$1,000,000
VIP International Index Portfolio
Initial Class
Shares sold	2,935,019	6,905,803	$27,000,818	$66,042,020
Reinvestment of distributions	–	62,161	–	523,399
Shares redeemed	(420,157)	(403,511)	(3,866,828)	(3,594,449)
Net increase (decrease)	2,514,862	6,564,453	$23,133,990	$62,970,970
Service Class
Shares sold	10,549	–	$100,000	$–
Net increase (decrease)	10,549	–	$100,000	$–
Service Class 2
Shares sold	45,766	100,000	$424,370	$1,000,000
Shares redeemed	(3,197)	–	(30,524)	–
Net increase (decrease)	42,569	100,000	$393,846	$1,000,000

 (a) Share transactions for Service Class are for the period April 11, 2019 (commencement of operations) to June 30, 2019.

 (b) For the period April 17, 2018 (commencement of operations) to December 31, 2018.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
VIP Total Market Index Portfolio	100%
VIP Extended Market Index Portfolio	100%
VIP International Index Portfolio	100%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019) for Initial Class and Service Class 2 and for the period (April 11, 2019 to June 30, 2019) for Service Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2019	Expenses Paid During Period
VIP Total Market Index Portfolio
Initial Class	.12%
Actual		$1,000.00	$1,184.20	$.65-B
Hypothetical-C		$1,000.00	$1,024.20	$.60-D
Service Class	.22%
Actual		$1,000.00	$1,018.60	$.49-B
Hypothetical-C		$1,000.00	$1,023.70	$1.10-D
Service Class 2.37%
Actual		$1,000.00	$1,183.10	$2.00-B
Hypothetical-C		$1,000.00	$1,022.96	$1.86-D
VIP Extended Market Index Portfolio
Initial Class	.13%
Actual		$1,000.00	$1,178.00	$.70-B
Hypothetical-C		$1,000.00	$1,024.15	$.65-D
Service Class	.23%
Actual		$1,000.00	$995.20	$.51-B
Hypothetical-C		$1,000.00	$1,023.65	$1.15-D
Service Class 2.38%
Actual		$1,000.00	$1,175.50	$2.05-B
Hypothetical-C		$1,000.00	$1,022.91	$1.91-D
VIP International Index Portfolio
Initial Class	.17%
Actual		$1,000.00	$1,133.70	$.90-B
Hypothetical-C		$1,000.00	$1,023.95	$.85-D
Service Class	.27%
Actual		$1,000.00	$1,009.50	$.60-B
Hypothetical-C		$1,000.00	$1,023.46	$1.35-D
Service Class 2.42%
Actual		$1,000.00	$1,131.20	$2.22-B
Hypothetical-C		$1,000.00	$1,022.71	$2.11-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Initial Class and Service Class 2 and multiplied by 81/365 (to reflect the period April 11, 2019 to June 30, 2019) for Service Class.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

VIP Extended Market Index Portfolio
VIP International Index Portfolio
VIP Total Market Index Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

VIP Extended Market Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2018.

VIP International Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2018.

VIP Total Market Index Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under each fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for the period ended June 30, 2018.

The Board considered that current contractual arrangements for VIP Extended Market Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.13%; and Service Class 2: 0.38%. The Board considered that current contractual arrangements for VIP International Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.17%; and Service Class 2: 0.42%. The Board considered that current contractual arrangements for VIP Total Market Index Portfolio oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: Initial Class: 0.12%; and Service Class 2: 0.37%. These contractual arrangements may not be amended to increase the fees or expenses payable by any class of any fund except by a vote of a majority of the Board.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for each fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the funds or the party responsible for making such payments under the current management contracts.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which a fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, the expense ratio of each class of each fund will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

VIPSAI-SANN-0819
1.9891401.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019